As filed with the Securities and Exchange Commission on April 28, 2011.

Registration Nos. 333-119364 and 811-21127

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 30	☒

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

(Exact Name of Registrant)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, NE

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(800) 346-3677

Name and Address of Agent for Service:	Copy to:
Shane Daly	Mary Thornton Payne, Esq.
4333 Edgewood Road, NE	Sutherland Asbill & Brennan LLP
Cedar Rapids, IA 52499-0001	1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2011 pursuant to paragraph (b) of Rule 485 (date)
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on pursuant to paragraph (a) (1) of Rule 485 (date)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

Merrill Lynch Life Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office:  425West Capital Avenue

                       Suite 1800

                       Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Prospectus May 1, 2011 Merrill Lynch Investor Choice Annuity® (IRA Series)

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Transamerica Advisors Life Insurance Company (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the Contract for sale to new purchasers.

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). Please note that prior to September 25, 2007, this Contract was permitted to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e. a tax sheltered annuity contract). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through qualified contracts or accounts. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.

Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:
▶ B Class	▶ L Class
▶ C Class	▶ XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount’s assets in the following corresponding portfolios (“Funds”):

AIM Growth Series (Invesco Growth Series)

– Class A Shares

Managed by Invesco Advisers, Inc.

Invesco Basic Value Fund

Invesco Mid Cap Core Equity Fund

AIM Sector Funds (Invesco Sector Funds)

– Class A Shares

Managed by Invesco Advisers, Inc.

Invesco Van Kampen Comstock Fund

The AllianceBernstein Trust

– Class A Shares

Managed by AllianceBernstein L.P.

AllianceBernstein International Value Fund

AllianceBernstein Small/Mid Cap Value Fund

AllianceBernstein Value Fund

Allianz Funds – Class A Shares

Managed by Allianz Global Investors Fund

Management LLC

Allianz NFJ Dividend Value Fund

BlackRock Basic Value Fund, Inc.

– Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Bond Fund, Inc. – Investor

A Shares

Managed by BlackRock Investments, LLC

BlackRock High Income Fund

BlackRock Total Return Fund

BlackRock Capital Appreciation Fund, Inc.

– Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Funds II – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Government Income Portfolio

BlackRock Global Allocation Fund, Inc.

– Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Global Growth Fund, Inc.

– Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Index Funds, Inc. – Investor

A Shares

Managed by BlackRock Investments, LLC

BlackRock S&P 500 Index Fund

BlackRock International Value Trust

– Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock International Value Fund

BlackRock Large Cap Series Fund, Inc.

– Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Value Opportunities Fund, Inc.

– Investor A Shares

Managed by BlackRock Investments, LLC

Columbia Acorn Trust – Class A Shares

Managed by Columbia Wanger Asset

Management, LLC

Columbia Acorn International

Columbia Acorn USA

Columbia Funds Series Trust – Class

A Shares

Managed by Columbia Management

Investment Advisers, LLC

Columbia Marsico Growth Fund

Columbia Mid Cap Growth Fund – Class

A Shares

Managed by Columbia Management Investment

Advisers, LLC

Davis New York Venture Fund, Inc. – Class

A Shares

Managed by Davis Selected Advisers, L.P.

Delaware Group Equity Funds IV – Class

A Shares

Managed by Delaware Management Company

Delaware Smid Cap Growth Fund

Dreyfus Appreciation Fund, Inc.

Managed by The Dreyfus Corporation

Eaton Vance Mutual Funds Trust – Class

A Shares

Managed by Boston Management and Research

Eaton Vance Floating-Rate Fund

Eaton Vance Special Investment Trust

– Class A Shares

Managed by Boston Management and Research

Eaton Vance Large-Cap Value Fund

Federated Equity Funds – Class A Shares

Managed by Federated Equity Management

Company of Pennsylvania

Federated Capital Appreciation Fund

Federated Kaufmann Fund

JPMorgan Trust II – Class A Shares

Managed by J.P. Morgan Investment

Management Inc.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

Janus Investment Fund – Class A Shares

Managed by Janus Capital Management LLC

Janus Enterprise Fund

Janus Forty Fund

Lord Abbett Affiliated Fund, Inc. – Class

A Shares

Managed by Lord, Abbett & Co. LLC

Lord Abbett Bond-Debenture Fund, Inc.

– Class A Shares

Managed by Lord, Abett & Co. LLC

Lord Abbett Mid-Cap Value Fund, Inc.

– Class A Shares

Managed by Lord, Abett & Co. LLC

Oppenheimer Capital Appreciation Fund

– Class A Shares

Managed by OppenheimerFunds, Inc.

Oppenheimer Main Street Funds®, Inc.

– Class A Shares

Managed by OppenheimerFunds, Inc.

Oppenheimer Main Street Fund®

Oppenheimer Main Street Small – & Mid

- Cap Fund® – Class A Shares

Managed by OppenheimerFunds, Inc.

PIMCO Funds – Class A Shares

Managed by Pacific Investment Management Company LLC

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Low Duration Fund

PIMCO Real Return Fund

PIMCO Total Return Fund

Pioneer Emerging Markets Fund

– Class A Shares

Managed by Pioneer Investment

Management, Inc.

Pioneer Fund – Class A Shares

Managed by Pioneer Investment

Management, Inc.

Pioneer Growth Opportunities Fund – Class

A Shares

Managed by Pioneer Investment

Management, Inc.

Pioneer High Yield Fund – Class A Shares

Managed by Pioneer Investment

Management, Inc.

Pioneer Real Estate Shares Fund – Class

A Shares

Managed by Pioneer Investment

Management, Inc.

Ready Assets Prime Money Fund

Managed by BlackRock Investments, LLC

Templeton Funds – Class A Shares

Managed by Templeton Global

Advisors Limited

Templeton Foreign Fund

Templeton Growth Fund, Inc. – Class

A Shares

Managed by Templeton Global

Advisors Limited

Templeton Growth Fund, Inc.

The Managers Funds – Class A Shares

Advised by Managers Investment Group LLC

Managers Cadence Capital Appreciation Fund

Transamerica Funds – Class A Shares

Managed by Transamerica Asset

Management, Inc.

Transamerica AEGON Flexible Income

Transamerica Morgan Stanley Growth Opportunities

Transamerica Systematic Small/Mid Cap Value

Transamerica WMC Diversified Growth

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay Contract or Separate Account charges, but you also won’t have annuity options, death benefits or other optional benefits available. Because of these additional Contract and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix I “State Contract Availability and/or Variations of Certain Features and Benefits” later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2011 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time (and as noted above, may vary depending on your state), and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix I, and/or note Contract variations referenced throughout this Prospectus.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•

accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 95th birthday.

•

annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•

contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.
•

Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code (“IRC”). SIMPLE IRA and SEP IRA Accounts are specific types of IRA Accounts.

•	Individual Retirement Annuity (“IRA”): An annuity meeting the requirements of Section 408(b) of the IRC. A SEP IRA Contract is a specific type of IRA.

•

joint annuitant: The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

•	maturity date: The latest possible annuity date.

•

monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the first day of the following month.

•

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or an arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

•

quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the first day of the following month.

•	Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.

•	Roth Individual Retirement Annuity (“Roth IRA”): An annuity meeting the requirements of Section 408A of the IRC.
•

surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
State Premium Taxes	0% - 3.5%
Surrender Charge

Complete Years Elapsed Since Payment of Each Premium	As a% of premium withdrawn
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%
			Maximum	Current
Transfer Fee[1]			$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge (if you purchased your Contract on or after June 23, 2008)†	1.35%	1.55%	1.70%	1.75%
Current Asset-Based Insurance Charge (if you purchased your Contract prior to June 23, 2008)	1.25%	1.45%	1.60%	1.65%

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

	Maximum	Current
Other Charges
Annual Contract Fee[2]	$75	$50

[1]	There is no charge for the first 12 transfers in a contract year.
[2]

The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

	Maximum	Current
Annual Charge for Optional Riders[3]
Return of Premium GMDB (standard)[4]	0.40%	0.15%
Return of Premium GMDB (GMWB version)[5]	0.40%	0.15%
Return of Premium GMDB (GMIB version)[6]	0.40%	0.15%
Maximum Anniversary Value GMDB[4]	0.65%	0.25%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard Version)[4]	1.20%	0.55%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[7]	1.20%	0.65%
ADB[8]	0.50%	0.25%
GMIB[9]	0.90%	0.50%
GMIB EXTRA
For Contracts purchased on or after June 23, 200810†	1.20%	0.75%
For Contracts purchased prior to June 23, 2008[10]	1.20%	0.65%
GMWB Single Life
For Contracts purchased on or after June 23, 200811†	1.25%	0.65%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11†	1.55%	0.80%
For Contracts purchased prior to June 23, 2008[11]	1.25%	0.60%
GMWB Joint Life
For Contracts purchased on or after June 23, 200811†	1.50%	0.85%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11†	2.00%	1.15%
For Contracts purchased prior to June 23, 2008[11]	1.50%	0.75%

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year* before any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[12]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including Investment Advisory Fees, 12b-1 Fees, and Other Expenses)	0.615%	3.40%

[3]

Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.
*	For a list of these dates, see “Most Recently Ended Fiscal Years.”

[4]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”
[5]

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

[6]

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

[7]

The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Contract on or after June 23, 2008). For more information, see “Death Benefit.”

[8]	The ADB Base is the account value. For more information, see “Additional Death Benefit.”
[9]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”
[10]	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.”
[11]

The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

[12]

The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Most Recently Ended Fiscal Years

This Prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds
March 31, 2010	BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, American Funds® EuroPacific Growth Fund®, Columbia Marsico Growth Fund, PIMCO CommodityRealReturn® Strategy Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, PIMCO Low Duration Fund

June 30, 2010	BlackRock Basic Value Fund, Inc., BlackRock Global SmallCap Fund, BlackRock International Value Fund, BlackRock Short-Term Bond Fund, Managers Cadence Capital Appreciation Fund, Allianz NFJ Small-Cap Value Fund, Allianz NFJ Dividend Value Fund, Allianz NFJ Renaissance Fund, Delaware Smid Cap Growth Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Oppenheimer Main Street Small - & Mid-Cap Fund®

July 31, 2010	American Funds® The Income Fund of America ®, Davis New York Venture Fund, Inc., Janus Forty Fund, Janus Enterprise Fund

August 31, 2010	BlackRock Capital Appreciation Fund, Inc., BlackRock Global Growth Fund, Inc. American Funds® The Growth Fund of America ®, Oppenheimer Capital Appreciation Fund, Oppenheimer Main Street Fund®, Templeton Foreign Fund, Templeton Growth Fund, Inc.

September 30, 2010	BlackRock Total Return Fund, BlackRock High Income Fund, BlackRock Government Income Portfolio

October 31, 2010	BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, American Century Ultra® Fund, Eaton Vance Floating-Rate Fund, Federated Capital Appreciation Fund, Federated Kaufmann Fund, Lord Abbett Affiliated Fund, Inc., Pioneer High Yield Fund, Transamerica AEGON Flexible Income, Transamerica WMC Diversified Growth, Transamerica Morgan Stanley Growth Opportunities, Transamerica Systematic Small/Mid Cap Value

November 30, 2010	AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein International Value Fund, AllianceBernstein Value Fund, Fidelity® Advisor Equity Growth Fund, Pioneer Emerging Markets Fund, Pioneer Growth Opportunities Fund

December 31, 2010	BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock S&P 500 Index Fund, Ready Assets Prime Money Fund, Invesco Basic Value Fund, Invesco Mid Cap Core Equity Fund, American Funds® The Bond Fund of America ®, American Funds® The Investment Company of America®, Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA, Columbia Acorn International, Dreyfus Appreciation Fund, Inc., Eaton Vance Large-Cap Value, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Pioneer Fund, Pioneer Real Estate Shares Fund, Columbia Mid Cap Growth Fund, Invesco Van Kampen Comstock Fund

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit) and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. These Examples assume the Contract was purchased on or after June 23, 2008. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

Example 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,314	$2,501	$3,687	$6,826
(b)	$1,045	$1,723	$2,440	$4,626

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$684	$2,051	$3,417	$6,826
(b)	$409	$1,260	$2,158	$4,626

Example 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,244	$2,466	$3,501	$6,958
(b)	$973	$1,687	$2,255	$4,808

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$704	$2,106	$3,501	$6,958
(b)	$429	$1,319	$2,255	$4,808

Example 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$898	$2,146	$3,563	$7,055
(b)	$625	$1,363	$2,327	$4,942

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$718	$2,146	$3,563	$7,055
(b)	$444	$1,363	$2,327	$4,942

Example 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,443	$2,789	$4,123	$7,087
(b)	$1,173	$2,018	$2,902	$4,986

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$723	$2,159	$3,583	$7,087
(b)	$449	$1,378	$2,351	$4,986

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.

Your Contract in General

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General. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) Contract or custodial account of another provider. Federal law limits maximum annual contributions to Qualified contracts.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

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Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

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Death Benefit. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.

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Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

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The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	State Variations. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix I for state variations.

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Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

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Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information – Selling the Contract.”

The Classes

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The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

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B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

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L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

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C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

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XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Premiums

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Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

•	rollover contributions from certain qualified plans governmental, 457(b) plans, and IRAs (Roth IRAs for Roth IRA Contracts);

•	amounts transferred from another IRA; and

•	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

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Contributions. Under Federal law for 2010, you may contribute up to $5,000 to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. The maximum contribution limit is increased to $6,000 if you will be age 50 or older by December 31, 2010. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Please contact a tax advisor for further information.

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Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Advisors Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

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Maximum Premium. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.

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Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2.

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Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Ready Assets Prime Money Fund Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Ready Assets Prime Money Fund Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the Ready Assets Prime Money Fund Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Ready Assets Prime Money Fund Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Ready Assets Prime Money Fund Subaccount.

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Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

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Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Transfers Among Subaccounts

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Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”

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Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

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First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

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Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

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Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value monthly, quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)

Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender

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Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

•	You must request at least $40.

•	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.

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We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected an optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) or a Guaranteed Minimum Income Benefit (“GMIB”) rider.)

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

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Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

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Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.

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Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

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Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted.

Death Benefits

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Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending on the age of the owner (annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirement specified for the GMDB option you choose:

•	Return of Premium (a standard version or an alternative version is available if you elect either GMIB EXTRA or a GMWB)

•	Maximum Anniversary Value

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Greater of Maximum Anniversary Value and Roll-Up (a standard version is currently available and an additional version is available if you purchased your Contract on or after June 23, 2008 and you elect the GMIB EXTRA)

If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

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Additional Death Benefit. Contract owners may elect the Additional Death Benefit (“ADB”) for an additional charge if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) is not over age 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.

You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under “Death Benefit” and “Additional Death Benefit.”

The payment of a death benefit may have tax consequences (see “Federal Tax Matters”).

Also, any death benefit applicable under a GMDB and/or ADB during the accumulation period will terminate upon the annuity date.

Annuity Payments

•	Annuity payments begin on the annuity date and are made under the annuity option you select.

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For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. For IRA Series Contracts, keep in mind that you may need to take distributions or annuitize prior to the oldest annuitant’s 95th birthday to meet Federal Required Minimum Distributions. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age 70 1/2. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Federal Tax Matters”).

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If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect a GMIB rider for an additional charge. If the annuitant and any joint annuitant are not under the age of 45 and not over the age of 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date, you may elect the GMIB EXTRA rider for an additional charge. The GMIB and GMIB EXTRA are optional riders that provide you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Fees and Charges

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Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

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Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

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Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

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Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

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Rider Charges. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.

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Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

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Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”

Right to Review (“Free Look”)

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When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

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To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends on your state’s requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less any bonus amounts as of the date we receive your returned Contract.

Replacement of Contracts

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It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

Transamerica Advisors Life Insurance Company and the Separate Account

Transamerica Advisors Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. Prior to July 1, 2010, we were known as Merrill Lynch Life Insurance Company. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

The Separate Account

The Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of Segregation	• Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
• We own all of the assets in the Separate Account.

•    The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.

• The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.

•    If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.

•    The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts	• Subaccounts may be added or closed in the future.

Performance of Similar Funds	• All of the underlying mutual funds offered through this Separate Account are available to the general public.

•    Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.

•    Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of Transamerica Advisors Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA), and members of the general public.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The following Funds are available under the Contract.

AIM Growth Series (Invesco Growth Series) – Class A Shares

Managed by Invesco Advisers, Inc

Invesco Basic Value Fund

Invesco Mid Cap Core Equity Fund

AIM Sector Funds (Invesco Sector Funds) – Class A Shares

Managed by Invesco Advisers, Inc.

Invesco Van Kampen Comstock Fund(1)

The AllianceBernstein Trust – Class A Shares

Managed by AllianceBernstein L.P.

AllianceBernstein International Value Fund

AllianceBernstein Small/Mid Cap Value Fund

AllianceBernstein Value Fund

Allianz Funds – Class A Shares

Managed by Allianz Global Investors Fund Management LLC

Allianz NFJ Dividend Value Fund

BlackRock Basic Value Fund, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Bond Fund, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock High Income Fund

BlackRock Total Return Fund

BlackRock Capital Appreciation Fund, Inc. – Investor A Shares(2)

Managed by BlackRock Investments, LLC

BlackRock Funds II – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Government Income Portfolio

BlackRock Global Allocation Fund, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Global Growth Fund, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Index Funds, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock S&P 500 Index Fund

BlackRock International Value Trust – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock International Value Fund

BlackRock Large Cap Series Fund, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Value Opportunities Fund, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

Columbia Acorn Trust – Class A Shares

Managed by Columbia Wanger Asset Management, LLC

Columbia Acorn International

Columbia Acorn USA

Columbia Funds Series Trust – Class A Shares

Managed by Columbia Management Investment Advisers, LLC

Columbia Marsico Growth Fund

Columbia Mid Cap Growth Fund – Class A Shares(3)

Managed by Columbia Management Investment Advisers, LLC

Davis New York Venture Fund, Inc. – Class A Shares

Managed by Davis Selected Advisers, L.P.

Delaware Group Equity Funds IV – Class A Shares(4)

Managed by Delaware Management Company

Delaware Smid Cap Growth Fund(4)

Dreyfus Appreciation Fund, Inc.

Managed by The Dreyfus Corporation

Eaton Vance Mutual Funds Trust – Class A Shares

Managed by Boston Management and Research

Eaton Vance Floating-Rate Fund

Eaton Vance Special Investment Trust – Class A Shares

Managed by Boston Management and Research

Eaton Vance Large-Cap Value Fund

Federated Equity Funds – Class A Shares

Managed by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund

Federated Kaufmann Fund

JPMorgan Trust II – Class A Shares

Managed by J.P. Morgan Investment Management, Inc.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

Janus Investment Fund – Class A Shares

Managed by Janus Capital Management LLC

Janus Enterprise Fund

Janus Forty Fund

Lord Abbett Affiliated Fund, Inc. – Class A Shares

Managed by Lord, Abbett & Co. LLC

Lord Abbett Bond-Debenture Fund, Inc. – Class A Shares

Managed by Lord, Abett & Co. LLC

Lord Abbett Mid-Cap Value Fund, Inc. – Class A Shares

Managed by Lord, Abett & Co. LLC

Oppenheimer Capital Appreciation Fund – Class A Shares

Managed by OppenheimerFunds, Inc.

Oppenheimer Main Street Funds®, Inc. – Class A Shares

Managed by OppenheimerFunds, Inc.

Oppenheimer Main Street Fund®

Oppenheimer Main Street Small-& Mid-Cap Fund® – Class A Shares(5)

Managed by OppenheimerFunds, Inc.

PIMCO Funds – Class A Shares

Managed by Pacific Investment Management Company LLC

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Low Duration Fund

PIMCO Real Return Fund

PIMCO Total Return Fund

Pioneer Emerging Markets Fund – Class A Shares

Managed by Pioneer Investment Management, Inc.

Pioneer Fund – Class A Shares

Managed by Pioneer Investment Management, Inc.

Pioneer Growth Opportunities Fund – Class A Shares

Managed by Pioneer Investment Management, Inc.

Pioneer High Yield Fund – Class A Shares

Managed by Pioneer Investment Management, Inc.

Pioneer Real Estate Shares Fund – Class A Shares

Managed by Pioneer Investment Management, Inc.

Ready Assets Prime Money Fund*

Managed by BlackRock Investments, LLC

Templeton Funds – Class A Shares

Managed by Templeton Global Advisors Limited

Templeton Foreign Fund

Templeton Growth Fund, Inc. – Class A Shares

Managed by Templeton Global Advisors Limited

Templeton Growth Fund, Inc.

The Managers Funds – Class A Shares(6)

Advised by Managers Investment Group LLC(6)

Managers Cadence Capital Appreciation Fund(6)

Transamerica Funds – Class A Shares

Managed by Transamerica Asset Management, Inc.

Transamerica AEGON Flexible Income(7)

Transamerica Morgan Stanley Growth Opportunities(8)

Transamerica Systematic Small/Mid Cap Value(9)

Transamerica WMC Diversified Growth

*	There can be no assurance that the Ready Assets Prime Money Fund portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the Ready Assets Prime Money Fund subaccount may become extremely low and possibly negative.
(1)	Formerly known as Van Kampen Comstock Fund and formerly managed by Van Kampen Asset Management.
(2)	Formerly known as BlackRock Fundamental Growth Fund, Inc.
(3)	Seligman Capital Fund, managed by J. & W. Seligman & Co. Incorporated reorganized into Columbia Mid Cap Growth Fund managed by Columbia Management Investment Advisers, LLC.
(4)	Delaware Trend Fund, of Delaware Group Equity Funds III, will reorganize into Delaware Smid Cap Growth Fund, of Delaware Group Equity Funds IV.
(5)	Formerly known as Oppenheimer Main Street Small Cap Fund.
(6)

The Allianz CCM Capital Appreciation Fund, under Allianz Funds trust was reorganized into Managers Cadence Capital Appreciation Fund, under The Managers Funds and advised by Managers Investment Group LLC.

(7)	Formerly known as Transamerica Flexible Income.
(8)	Formerly known as Transamerica Growth Opportunities.
(9)	Formerly known as Transamerica Small/Mid Cap Value.

As of May 1, 2007, the following Funds are closed to allocations of new premiums and incoming transfers of contract value.

American Century Capital Portfolios, Inc. – A Class Shares

Managed by American Century Investment Management, Inc.

Equity Income Fund

American Century Mutual Funds, Inc. – A Class Shares

Managed by American Century Investment Management, Inc.

Ultra® Fund

BlackRock Global SmallCap Fund, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Index Funds, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock International Index Fund

BlackRock Small Cap Index Fund

BlackRock Short-Term Bond Series, Inc. – Investor A Shares

Managed by BlackRock Investments, LLC

BlackRock Short-Term Bond Fund

Fidelity Advisor Funds – Class A Shares

Managed by Fidelity Management & Research Company

Fidelity Advisor® Equity Growth Fund

As of November 9, 2007 this fund is closed to allocations of new premiums and incoming transfers of contract value.

Allianz Funds – Class A Shares

Managed by Allianz Global Investors Fund Management LLC

Allianz NFJ Renaissance Fund

As of March 28, 2008, this fund is closed to allocations of new premiums and incoming transfers of contract value.

Cohen & Steers Realty Income Fund, Inc. – Class A Shares

Managed by Cohen & Steers Capital Management, Inc.

As of August 31, 2009 the following fund was closed to new investment.

Allianz Funds – Class A Shares

Managed by Allianz Global Investors Fund Management LLC

Allianz NFJ Small-Cap Value Fund

As of December 31, 2010, the following Funds are closed to new investment.

American Funds® – Class F-1 Shares

Managed by Capital Research and Management CompanySM

EuroPacific Growth Fund®

The Bond Fund of America®

The Growth Fund of America®

The Income Fund of America®

The Investment Company of America®

In order to obtain copies of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.125% to 0.35% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•

Recordkeeping Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.30% annually.

The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.55%. Furthermore, our parent, AEGON USA, receives indirect compensation on assets invested in AEGON USA’s proprietary Funds (the Transamerica Funds) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, AEGON USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information – Selling the Contract” in this prospectus.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”

Ownership of the Contract

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. See “Spousal Beneficiary Continuation Option.”

For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the account, the annuitant must generally be the account owner, and the account must be the beneficiary.

Federal tax law does not permit a change of ownership of a qualified contract. We are not responsible for the tax consequences of any change in ownership. The Contract may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state.

Issuing the Contract

Issue Age. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract.

•	If you elect the GMIB, no annuitant can be older than age 75 when we issue the Contract.

•	If you elect the GMIB EXTRA, no annuitant can be younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008) when we issue the Contract.

•

If you elected a GMWB, no annuitant can be younger than age 60 (if you purchased your Contract prior to January 11, 2008) or age 55 (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) or older than age 80 when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

Information We Need To Issue The Contract. Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.

Right to Review (“Free Look”)

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in a subaccount(s) other than the Ready Assets Prime Money Fund Subaccount, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract.

Classes

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:

•

B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

•

L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

•

C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

•

XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Bonus Payment and Recapture (For XC Class)

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

Tier	If Cumulative Premium Payments Are:	Then Maximum Bonus Percentage Is:	Then Current Bonus Percentage Is:	Then Minimum Bonus Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	4.5%	4.0%
5	Greater than $1,000,000	7.0%	4.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the “free look” period (see “Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Completed Years Since Receipt	Bonus Recapture Percentage for Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or the annuitant dies if the contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix A.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

Premiums

Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premium payments will be accepted on or after the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 85. The minimum premiums do not vary by Class. We may refuse to accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2; however, if the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, and SEP IRA Account, we will accept new contributions into the Contract but not the Account. Restrictions on your subsequent premiums also apply if you elected a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.)

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, we accept the following as initial premiums:

•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;

•	amounts transferred from another IRA; and

•	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

How to Make Payments. You must either make premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.

Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Ready Assets Prime Money Fund Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Ready Assets Prime Money Fund Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the Ready Assets Prime Money Fund Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Ready Assets Prime Money Fund Subaccount for the first 35 days following the contract date, unless this contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Ready Assets Prime Money Fund Subaccount.

Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Total Return Subaccount, and 30% allocated to the BlackRock Captital Appreciation Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Capital Appreciation Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

•      We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•      Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

•      For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount accumulation units are purchased.

•      For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•      To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable, practicable or if the SEC permits such deferral.

How Do We Determine The Number of Units?

•      We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•      Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

•      The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•      The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits – Other Charges.”)

Transfers Among Subaccounts

General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed in the Ready Assets Prime Money Fund Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the Ready Assets Prime Money Fund Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Disruptive Trading. Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:

•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and
•	imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective and consequently may result in certain trading activities being prohibited while others are allowed to proceed. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.

Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Dollar Cost Averaging Program

What Is It? The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select, as described in “Minimum Amounts” below.

If you choose the Asset Allocation Program or the Rebalancing Program, or if you elected either a GMWB or a GMIB EXTRA, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

Participating in the DCA Program. You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount you will need to put more money in to continue the DCA Program.

When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the Ready Assets Prime Money Fund Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center.

We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.

General. We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.

Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently six asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation) – seeks capital preservation

•	Moderately Conservative (formerly, Income) – seeks income

•	Moderate (formerly, Income & Growth) – seeks income and growth

•	Moderately Aggressive (formerly, Growth) – seeks growth

•	Aggressive (formerly, Aggressive Growth) – seeks aggressive growth

•	All Equity Plus – seeks aggressive growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.

Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that Program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

Initial Allocation to the Selected Asset Allocation Model. At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.

Quarterly Rebalancing. On the last business day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:

•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the Program participant elected to terminate his or her participation.

Other Information. At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.

TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.

Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.

For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value monthly, quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in account value in each subaccount due to subaccount performance, and
•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. Unless you instruct us otherwise, we allocate all premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

Partial Withdrawals

When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:	(a) = the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and (b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.

Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Withdrawals may be subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Tax Matters.”)

Example. Assume that you paid an initial premium of $100,000 for a Class B Contract. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received a proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Minimum Amounts. The minimum amount that may be withdrawn is $40. Unless you have elected a GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

What is the Systematic Withdrawal Program? The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date (35 days in California). You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value unless you specify otherwise. Fund Specific Systematic Withdrawals are allowed as long as you are not in an Asset Allocation Model. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.

Participating in the Systematic Withdrawal Program. You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.

Program Amounts. Each withdrawal must be for at least $40 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:

•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus

•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less

•	any prior withdrawals from the Contract in that contract year.

Alternatively, you may select automatic withdrawals that correspond to values under certain riders (e.g., the Guaranteed Lifetime Amount, or a percentage of the GMIB EXTRA Roll-Up Base. Such automatic withdrawals may vary from year to year based on changes in the corresponding rider values. For more information, see “Death Benefit — GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (GMIB Version),” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit.”

Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	•	Any request to surrender the Contract must be in writing.
	•	The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.
	•	We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender which is equal to the account value minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)
	•	We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)

Surrenders	•	Surrenders may be subject to tax and, if made prior to age 59 1/2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Income Taxes.”)

Surrender Charges by Class	•	B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
	•	L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
	•	C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
	•	XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee or Notary Public Stamp as required by us) for the following transaction requests:

•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks
•	Savings banks and savings and loan associations;
•	Securities brokers and dealers; and
•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

Death of Annuitant Prior to Annuity Date

If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit

Standard Death Benefit. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amount subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB Options. For an additional charge, you may elect one of the GMDB options available under the Contract subject to the following age restrictions.

Your Age (or the Age of the Annuitant, if the Owner is a IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the Contract Date	Optional Death Benefit
Age 75 or under	• Maximum Anniversary Value GMDB • Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
Age 80 or under	• Standard Return of Premium GMDB • Return of Premium GMDB (GMWB version)
Age 45 or over and age 70 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)
Age 45 or over and age 75 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008) • Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If you purchase a GMDB under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner, or the GMDB Base. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

The GMDB options are:

•	Return of Premium GMDB (standard)
•	Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*
•	Return of Premium GMDB (GMWB version), available only if you elect a GMWB*
•	Maximum Anniversary Value GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), available only if you elect GMIB EXTRA**

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB rider reaches settlement (see “Guaranteed Minimum Withdrawal Benefit”).

*	Only available to contract owners who purchased the Contract on or after January 12, 2007.
**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

GMDB Base – Return of Premium (Standard Version). If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted” withdrawals from the Contract.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMDB Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Base – Return of Premium (GMIB Version). If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted” withdrawals from the Contract.

For this formula, the GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of a contract year (known as the “dollar-for-dollar limit”). That is, the “adjusted” withdrawal is equal to the withdrawal amount. If a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, then the GMDB Base equals the current GMDB Base reduced by the “adjusted withdrawal” amount, which equals the requested withdrawal amount multiplied by (a) divided by (b) where:

(a) = GMDB Base

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

If you notify us in writing and we determine the Required Minimum Distribution (“RMD”) for your Contract is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of the contract year, then the adjustment factor is 1.0 for such withdrawal provided the total number of withdrawals from any subaccounts, during the contract year, including the amount of the requested withdrawal, does not exceed the RMD for your Contract. See “Required Minimum Distributions” later in this Prospectus.

Please note that the Return of Premium GMDB (GMIB version) differs from the standard Return of Premium GMDB in the following ways:

•

The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, will the GMDB Base then equal the current GMDB Base reduced pro rata.

•

If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current contract value, if lower.

•

The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions (see “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA”).

•	The Return of Premium GMDB (GMIB version) is only available if you elected the GMIB EXTRA (See “Guaranteed Minimum Income Benefit EXTRA” for age restrictions).

•	If you must take Required Minimum Distributions from your Contract, please see “Required Minimum Distributions,” under “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.

GMDB Base – Return of Premium (GMWB Version). If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section “Guaranteed Minimum Withdrawal Benefit”, the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant’s age at the time of the first withdrawal on or after the date the GMWB rider becomes effective (and may later be re-determined as a result of step-ups). If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See “GMWB Base” later in this Prospectus for a discussion on how the GMWB Base is calculated).

If a permissible annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.

Please note that the Return of Premium GMDB (GMWB version) differs from the standard Return of Premium GMDB in the following ways:

•	The Return of Premium GMDB (GMWB Version) is only available if you purchased your Contract on or after January 12, 2007.

•

The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

•

If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

•	The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.

GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base — Return of Premium (Standard Version)” section.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 80th birthday or the anniversary value on or prior to the annuitant’s date of death.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.

GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version). If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

•	the GMDB Maximum Anniversary Value Base; or

•	the GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.

GMDB Base – Roll-Up. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts”). The Restricted Subaccounts currently include the Ready Assets Prime Money Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

GMDB Roll-Up Base A: GMDB Roll-Up Base A is equal to:

•

the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

•

subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

•

all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).

The GMDB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Roll-Up Base B: GMDB Roll-Up Base B is equal to:

•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•

subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•

all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMDB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which the interest will accrue for purposes of calculating the GMDB Roll-Up Base A or GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 80th birthday;

3.	The date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB, see Appendix D.

GMDB Base — Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB Version).** (The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA. See “Guaranteed Minimum Income Benefit EXTRA” later in this prospectus. In addition, under this rider, the owner must be the annuitant and only spouses may be joint annuitants. You must be no less than 45 years old, but no more than 75 years old to elect this rider.

If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), the GMDB Base equals the greater of:

•	The GMDB Maximum Anniversary Value Base; or
•	The GMDB Roll-Up Base.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

The GMDB Maximum Anniversary Value Base is calculated as discussed above in the “GMDB Base — Maximum Anniversary Value” section with the following exception:

•

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 85th birthday or the anniversary on or prior to your date of death. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 85th birthday or the anniversary on or prior to the annuitant’s date of death.

The GMDB Roll-Up Base is equal to:

•

the initial premium (all premiums prior to the first quarterversary are treated as initial premiums) allocated to subaccounts, with interest compounded daily from the contract date at an annual rate of 6%; plus

•	subsequent premiums received after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment at an annual rate of 6%; less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following each withdrawal at an annual rate of 6%.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 6% times the GMDB Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals including the requested withdrawal is greater than 6% times the GMDB Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base and

(b) = the account value in all subaccounts

Both (a) and (b) are calculated immediately prior to the withdrawal.

•

The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base is limited. Interest accrues until the earlier of (1) the contract anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday; and (2) the date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

Optional Reset: Under the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, on each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMDB Roll-Up Base be reset on such anniversary to equal the GMDB MAV Base, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the GMDB MAV Base on that anniversary exceeds the GMDB Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at any time by submitting written notice to our Service Center. The GMDB Roll-Up Base and the GMIB EXTRA Roll-Up Base must reset at the same time. See “Optional Reset” under “Guaranteed Minimum Income Benefit EXTRA”.

Systematic Withdrawal Program: Under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMDB Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 6% of the GMDB Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMDB Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)

GMDB Limitation. If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

GMDB Charge. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)

Additional Death Benefit

You may elect the Additional Death Benefit (“ADB”) for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates.

The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the Spousal Beneficiary Continuation Option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See “Spousal Beneficiary Continuation Option.”

The amount of the ADB depends upon the amount of gain in your Contract since the ADB effective date. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the ADB. It is possible that the ADB may not have any value.

The ADB is not available in Washington.

The ADB is equal to the lesser of:

•	the ADB Gain multiplied by the ADB Gain Factor; and
•	the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain: Account value less uncollected charges and bonus amounts subject to recapture upon death less ADB premiums, but not less than zero.

ADB Gain Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Gain Factor is 45%. If the owner (or annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Gain Factor is 30%.

“ADB premiums” are equal to (a) – (b) where:

(a) = the premiums paid into the Contract;

(b) = prior withdrawals in excess of the ADB Gain after the

         contract date.

For purposes of this calculation, the ADB Gain is assumed to be withdrawn first.

ADB Cap: ADB premiums less any premiums paid within six months prior to the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor: If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB Limitation. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies within 90 days of the ADB effective date, we will not pay the ADB.

ADB Charge. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – ADB Charge.”)

For an example of the calculation of ADB, see Appendix E.

Payment of Death Benefit

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

c.	Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option”.

Death Benefit Options	• Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or

• Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or

•      Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received, provided our records reflect the name, current address, and social security or tax identification number of the beneficiary. We will then pay the death benefit in a lump sum, unless there is a spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation plan.

In addition, for multiple beneficiaries, generally we will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. However, if we have on file the name, current address, and social security or tax identification number of a beneficiary who has not provided due proof of death, we will pay that beneficiary his or her share of the death benefit in a lump sum within 60 days following our receipt of a certified death certificate from any source (or until such time as the beneficiary submits due proof of death, if sooner).

If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds may be taxable to the extent of gain. (See “Federal Tax Matters – Taxation of Death Benefit Proceeds.”)

The payment of the death benefit is subject to our financial strength and claims-paying ability.

Spousal Beneficiary Continuation Option

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same-sex marriage spouses. Consult a tax advisor for more information on this subject.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. The GMDB or the ADB option will continue unless on the spousal continuation date your spouse is:

Over age 75	• Maximum Anniversary Value GMDB
• Greater of Maximum Anniversary Value and Roll-Up GMDB (standard) • ADB

Over age 80	• Return of Premium GMDB (standard)
• Return of Premium GMDB (GMWB version);

Under age 45 or over age 70	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)
Under age 45 or over age 75	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008)
• Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If the ADB continues, we will make the following adjustments to the ADB:

•	The ADB effective date will be reset to spousal continuation date.
•	The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)
•

The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)

The GMIB EXTRA rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was under age 45 or over age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date. (See “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.)

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). (See “Guaranteed Minimum Withdrawal Benefit — Spousal Continuation,” later in this Prospectus.)

Spousal continuation does not satisfy the minimum required distribution rules for tax sheltered annuities. Therefore, if a spouse chooses to continue a tax sheltered annuity contract, he or she will be required to take minimum required distributions in order to avoid federal tax penalties.

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

If, pursuant to SEC rules, the Ready Assets Prime Money Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Ready Assets Prime Money Subaccount until the Fund is liquidated.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Contract Changes

Changes to the Contract

•      Requests to change the beneficiary or annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

• We are not responsible for the validity of such a request.
• Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
• Any change must be in writing, signed, and received at our Service Center.
• At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
• We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.

Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal Required Minimum Distributions under a Contract. Until the annuity date, the account value will fluctuate.

Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal Required Minimum Distributions.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge, or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, and SEP IRA Accounts, we will make annuity payments directly to the Account.

Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Gender-Based Annuity Purchase Rates. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract uses unisex annuity purchase rates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

Annuity Options

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

Death of Owner During the Annuity Period. If the owner (or the annuitant, if the owner is a non-natural person) dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death.

Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:

(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

How We Determine Present Value of Future

Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity*	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Individual Retirement Account Annuity	This annuity option is available only to IRA Contract owners, Roth IRA Contract owners, and SEP IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

Guaranteed Minimum Income Benefit Riders

The Guaranteed Minimum Income Benefit (“GMIB”) and the GMIB EXTRA**( are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider. For a comparison of the significant differences between the two benefit riders, see Appendix J. For a detailed discussion of the GMIB and GMIB EXTRA, see “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” below.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.
**	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Guaranteed Minimum Income Benefit

General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the fees collected for this benefit will not be refunded even if you do not annuitize under this rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect GMIB, you cannot elect any GMWB option or the GMIB EXTRA rider.

For an example of the GMIB, please see Appendix E.

Because of the 10-year waiting period, you should not purchase the GMIB rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet Required Minimum Distributions for IRAs, SEP IRAs, and tax sheltered annuities.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix I.

Important Information About the GMIB Rider:

•    We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•    There is a 10-year waiting period before you can annuitize under the GMIB rider.

•    You must elect the GMIB rider at issue.

•    Once you elect the GMIB rider, you cannot cancel it.

•    You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•    If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

  (a) = GMIB MAV Base and

  (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”). The Restricted Subaccounts currently include the Ready Assets Prime Money Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:

•

the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus

•

subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

•

all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base B: GMIB Roll-Up Base B is equal to:

•

the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3% plus

•

subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

•

all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.

The GMIB Roll-Up Base B will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier); or

3.	The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

For contract owners who purchased the contract on or after April 13, 2009:

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider, to allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

For contract owners who purchased the contract prior to April 13, 2009:

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity

•	Joint and Survivor Life Annuity

•	Life Annuity with Payments Guaranteed for 10 Years

•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix E.

Guaranteed Minimum Income Benefit EXTRA*

General. In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB EXTRA rider, which should be viewed as a payment “floor.”

You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

Because of the 10-year waiting period, you should not purchase the GMIB EXTRA rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Please note that while the GMIB and GMIB EXTRA serve the same general purpose, there are differences between the two options. Please read this section and the “Guaranteed Minimum Income Benefit” section carefully to decide if either of these options is right for you.

You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the contract date. Only spouses may be joint annuitants. If the owner is a natural person, then the annuitant must be the owner. The GMIB EXTRA rider is irrevocable– that is, you may not cancel the GMIB EXTRA rider once you elect it. The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a joint annuitant, but is at least age 45, but not over age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse’s age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix I. Depending on when you purchased your Contract, the GMIB EXTRA may vary (e.g., age limitations, payout rates, and certain percentage rates).

*	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Important Information About the GMIB EXTRA Rider:

•    We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.

•    There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)

•    You must elect the GMIB EXTRA rider at contract issue.

•    Once you elect the GMIB EXTRA rider, you cannot cancel it.

•    You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008).

•    If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.

How We Determine The Amount of Your Minimum Guaranteed Income. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates (“GMIB EXTRA rates”) for the annuity option you select.

The GMIB EXTRA Base is only used to calculate the GMIB EXTRA guaranteed income payments, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and GMIB EXTRA and may differ depending on when you purchased your Contract. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB EXTRA Base. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.

GMIB EXTRA MAV Base. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a)/(b) where:

(a) = GMIB EXTRA MAV Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate anniversary values until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or
•	the date you exercise your GMIB EXTRA.

Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB EXTRA Roll-Up Base: GMIB EXTRA Roll-Up Base is equal to:

•

the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); plus

•

all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); less

•

all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008).

The GMIB EXTRA Roll-Up Base will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB EXTRA Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals, including the requested withdrawal, is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor for the requested withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

Interest accrues until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise the GMIB EXTRA rider.

If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

For contract owners who purchased the contract on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation Models:

•	Moderately Conservative; or

•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contract owners who purchased the contract prior to April 13, 2009:

Required Minimum Distributions

Beginning in the year in which you reach age 70 1/2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, please note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the IRA Account, SEP IRA Account or SIMPLE IRA Account if the IRA Account, SEP IRA Account or SIMPLE IRA Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) exceeds 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of that contract year. If it does, your GMIB EXTRA Base will be adjusted as follows:

Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, effective at the beginning of the contract year, the adjustment factor for the requested RMD withdrawal is 1.0. Consequently, we will reduce your GMIB EXTRA Base dollar-for-dollar in the amount of the RMD withdrawal.

Cumulative withdrawals greater than RMD for the Contract:

If the total of all withdrawals during the contract year, including the requested RMD withdrawal, exceeds the amount necessary to satisfy the RMD rules for the Contract only, the adjustment factor for the requested RMD withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base, and

(b) = the account value

Both (a) and (b) are calculated immediately prior to such withdrawal.

For further information on RMDs, please see “Federal Tax Matters — Required Minimum Distributions.”

The imposition of the second — and more costly — adjustment factor to a withdrawal of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

For examples, please see Appendix M and Appendix N.

Allocation Guidelines and Restrictions. If you elect the GMIB EXTRA rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.

Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Important Mechanics of the Rebalancing Program.

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the contract date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•

You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•

If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative;

•	Moderate; or

•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Optional Reset. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the contract value on that contract anniversary exceeds the GMIB EXTRA Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. Each time the GMIB EXTRA Roll-Up Base resets to equal the current contract value, a new 10-year waiting period begins before you can exercise GMIB EXTRA.

Because of the 10-year waiting period, you should not reset the GMIB EXTRA Roll-Up Base if you are over age 60 and may need to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Conditions For Electing To Receive Income Payments. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. After the waiting period, you may exercise the GMIB EXTRA only on or during the 30 day period following each contract anniversary. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.

If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB EXTRA is not available.

For example, you cannot exercise the rider if you annuitize your Contract 12 1/2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:

•

You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider even if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.

•	The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse’s age on the spousal continuation date, if earlier.

Available Annuity Options. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:

•	Life Annuity

•	Joint and Survivor Life Annuity

•	Life Annuity with Payments Guaranteed for 10 Years

•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.

Change of Annuitant. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008). If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB EXTRA rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

If there is a change of annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the annuitant is changed under any of the circumstances described below:

1)	a spouse of the current annuitant is added as joint annuitant who is at least age 45, but not older than age 70 (75 if you purchased your Contract on or after June 23, 2008) as of the effective date of the change;

2)	a spouse of the current annuitant is removed as a joint annuitant;

3)	as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMIB EXTRA Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40 then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMIB EXTRA Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

No Lapse Guarantee. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year, then the following will occur.

1)	An annuity date no earlier than the next contract anniversary will be set;

2)	the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

3)	all riders attached to the Contract will terminate.

Any withdrawal which causes total withdrawals in any contract year to exceed 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

If we determine that the RMD for your Contract exceeds 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of the contract year, the No Lapse Guarantee will not terminate as a result, provided we determine that your GMIB EXTRA Roll-Up Base will be reduced dollar-for-dollar. (See “Required Minimum Distributions.”)

Please note that while the No Lapse Guarantee is in effect, the following provisions of your Contract are waived:

•       The inactive contract provision which is discussed under “Inactive Contract” in this Prospectus.

•       The minimum surrender value that is discussed under “Partial Withdrawals” in this Prospectus. However, this provision is not waived for a partial withdrawal that causes the No Lapse Guarantee to be terminated.

GMIB EXTRA Charge. We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB EXTRA is subject to our financial strength and claims-paying ability.

For an example of the GMIB EXTRA, please see Appendix E.

Guaranteed Minimum Withdrawal Benefit

The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.

General

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract and/or that you may live substantially longer than expected, and outlive your account value, you may purchase the GMWB on a single life (“Single Life”) basis or on a joint life (“Joint Life”) basis. For an additional charge, the Single Life and Joint Life*riders are available to new purchasers at contract issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be collectively referred to as “GMWB.” If you elected the GMWB, during your lifetime you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your spouse’s life, if you select the Joint Life rider), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.

You should not elect a GMWB if:

•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or

•	you are using the Contract to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.

The GMWB riders may not be available in every state; please see Appendix I. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix L.

Under the Joint Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for your life and the life of the joint annuitant. Under the Single Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed only for your life. Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new joint annuitant under the Joint Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider, in addition to whether lifetime withdrawals and payments from us, if necessary, may be provided over one or two lives, is that under the Single Life rider, joint annuitants are not permitted; whereas under the Joint Life rider, joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix K.

What is the GMWB?

The GMWBs are optional riders that permit you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second annuitant’s death if there is a joint annuitant). There is an additional charge for this rider.

*	If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

Important Information About the GMWB Rider:

•      If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•      If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•      We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your spouse, if you select the Joint Life rider) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•      We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your spouse’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•      For purposes of the Joint Life GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the “joint annuitant.” The joint annuitant does not have any rights under the Contract or the rider.

•      You (and your joint annuitant, if any) must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•      If you elected either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

•      For both new and existing Contracts, you may elect either a GMWB or a GMIB, but not both optional benefits.

•      Please note that all withdrawals – even withdrawals made while the GMWB is in effect – reduce your account value and death benefit.

•      We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•      If you are under age 59 1/2, withdrawals under tax sheltered annuities are restricted. Generally, you should not purchase a GMWB rider under a tax sheltered annuity if you are younger than age 59 1/2 unless an exception to the withdrawal restriction applies. You should consult a tax adviser.

•      Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. Changing an annuitant may have tax consequences. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.

•      If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.

When May I Take Withdrawals?

If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.

In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the GMWB Base (and therefore the Guaranteed Lifetime Amount) can increase due to: (a) positive investment performance for ten years after the GMWB Effective Date (or, if you purchased your Contract on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals); or (b) any roll-ups (for up to five contract years if you purchased your Contract on or after January 12, 2007, but before June 23, 2008 or up to ten contract years if you purchased your Contract on or after June 23, 2008). See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase.

What is the Guaranteed Lifetime Amount?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any contract anniversary (on any third contract anniversary, if you purchased your Contract prior to September 1, 2006), if we are increasing your GMWB Base to equal your contract value on such anniversary. (See “Automatic Step-Up” later in this section.)

If you purchased your GMWB Rider prior to January 11, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after January 11, 2008, but before June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
0-54	0.0%
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.

If you elected the Single Life rider, annuitant changes are not permitted except upon spousal continuation. (See “Spousal Continuation” below.)

If you elected the Joint Life rider and later add a new joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (See “Spousal Continuation” below). However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse’s age band or on the surviving spouse’s age band on the spousal continuation date. If a joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age band on the date of the change. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. Also assume that you purchased your Contract on or after June 23, 2008. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 6.0% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .06). If you add your spouse as a co-owner, age 66, on the next contract anniversary and the contract value is $120,000; then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 66 at the time of the change and your GMWB Base will be reset to $120,000. Consequently your Guaranteed Lifetime Amount will equal $6,000 ($120,000 X .05).

Important Note: If you purchased your Contract on or after June 23, 2008 and you take your first withdrawal before the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 55, we will automatically redetermine the Lifetime Income Percentage on the contract anniversary on or following the owner/annuitant’s 55th birthday. Furthermore, any withdrawal taken prior to the anniversary following the younger owner’s 55th birthday will be treated as an Excess Withdrawal.

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important: Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

If you purchased your Contract before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. If you purchased your Contract on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base. Below is a brief summary of how the GMWB Base may vary depending on the date that you purchased your Contract.

If you purchased your Contract prior to September 1, 2006:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•

After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, every third contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•

After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, on each contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008:

•

Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to five contract years.

•

After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

If you purchased your Contract on or after June 23, 2008:

•

Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base (the calculation of which includes the highest contract value on the contract anniversary and any of the preceding eleven monthaversaries) and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to ten contract years.

•

After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal or changed an annuitant during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•

After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal or changed an annuitant during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your account value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments (if you purchased your Contract prior to September 1, 2006, your potential for increases through step-ups will be limited to every third contract anniversary). If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	For contract owners who purchased the Contract before January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

For contract owners who purchased the Contract on or after January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium plus any additional premiums paid prior to the first quarterversary. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal	For contract owners who purchased the Contract on or after January 12, 2007: Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB MAV Base and the GMWB Roll-Up Base.

For contract owners who purchased the Contract before January 12, 2007: Prior to the first withdrawal until ten years after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: If you purchased your Contract prior to June 23, 2008, the GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date, or is the contract value, on each contract anniversary thereafter; and

(b) is the sum of all additional premiums since the last contract anniversary.

If you purchased your Contract on or after June 23, 2008, the GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and

(b) is the sum of all additional premiums since the date of the highest contract value used in the anniversary value calculation.

If you purchased your Contract prior to January 12, 2007, as long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date. If you purchased your Contract on or after January 12, 2007, there is no ten-year limitation.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

GMWB Roll-Up Base: The GMWB Roll-Up Base equals

• the GMWB Base on the later of the GMWB effective date plus additional premiums paid prior to the first quarterversary or the date of the most recent

Automatic Roll-Up reset with interest compounded daily at an annual rate of 5%: plus

•         all additional premiums (other than additional premiums paid prior to the first Quarterversary after the Contract Date) paid following the later of the GMWB effective date or the date of the most recent Automatic Roll-Up Reset with interest compounded daily from the effective date of each additional premium at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

• the date of your first withdrawal on or after the GMWB Effective Date; or

•         the fifth contract anniversary if you purchased your Contract on or after January 12, 2007 but prior to June 23, 2008 following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset or the tenth contract anniversary following the GMWB Effective Date (if you purchased your Contract on or after June 23, 2008).

Automatic Roll-Up Reset. If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008 on each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. The 5-year period restarts following the Automatic Roll-Up Reset.

If you purchased your Contract on or after June 23, 2008, on each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up Base to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary. The 10-year period does not restart following the Automatic Roll-Up Reset.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/Account Value, where both the GMWB Base and the Account Value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the Excess Withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up

•      If you purchased your Contract prior to September 1, 2006, on each third contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

• If you purchased your Contract on or after September 1, 2006, but before June 23, 2008, on each contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•         If you purchased your Contract on or after June 23, 2008 and you have not taken an Excess Withdrawal or changed an annuitant during the contract year, then on each contract anniversary after the first withdrawal, we will increase or “step-up” the GMWB Base to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•         If you purchased your Contract on or after June 23, 2008 and you have taken an Excess Withdrawal or changed an annuitant during the contract year, then on the subsequent anniversary to the Excess Withdrawal, we will increase or “step-up” the GMWB Base to equal the contract value, if it is higher than the GMWB Base.

The GMWB charge percentage will not change as a result of any step-up.

Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

What is the Income Enhancement Benefit?

If you purchased your Contract on or after June 23, 2008, you may elect the Income Enhancement Benefit for an extra charge. The Income Enhancement Benefit provides that after a one-year waiting period (the “Waiting Period”), if you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined to a hospital or nursing home due to a medical necessity for 180 of the last 365 days (the “Confinement Period”), we will double your Lifetime Income Percentage.

Important Information About the Income Enhancement Benefit:

•    The Income Enhancement Benefit may only be elected with the GMWB.

•    You cannot elect the Income Enhancement Benefit if you are already confined in a hospital or nursing care facility.

•    There is an additional charge for this benefit and it must be elected on the GMWB Effective Date.

•    There is a one-year waiting period from the GMWB Effective Date.

•    You or your spouse, if you selected the Joint Life rider must be confined at least 180 of the last 365 days.

•    If you or your spouse, if you selected the Joint Life rider leave the nursing home or hospital, we will revert the Lifetime Income Percentage back to the standard rate that is listed in the applicable Lifetime Income Percentage table.

•    You must submit appropriate paperwork and provide proof of confinement each contract year.

If you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined in a hospital or nursing facility due to a medical necessity for the Confinement Period and you have satisfied the Waiting Period (the Confinement Period and the Waiting Period are not required to occur consecutively), then we will double the Lifetime Income Percentage until the anniversary following the date you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are no longer confined.

Example: To help you understand the Income Enhancement Benefit, assume that you purchased your Contract on or after June 23, 2008 and the first withdrawal was taken at age 72 and the applicable Lifetime Income Percentage is 6.0%. If you have satisfied the Waiting Period and have been confined in a hospital or nursing facility due to a medical condition for the Confinement Period, then the Lifetime Income Percentage will be increased to 12.0%.

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.

The key terms under the Income Enhancement Benefit are defined as follows:

•

Hospital: An institution which: 1) is operated pursuant to the laws of the jurisdiction in which it is located; and 2) operates primarily for the care and treatment of sick and injured persons on an inpatient basis; and 3) provides 24-hour nursing service by or under the supervision of registered graduate professional nurses; and 4) is supervised by a staff of one or more licensed physicians; and 5) has medical, surgical and diagnostic facilities or access to such facilities.

•

Nursing Facility: A facility, or that part of a facility, which: 1) is licensed to operate pursuant to the laws and regulations of the state in which it is located as a nursing facility or an Alzheimer’s disease facility; and 2) provides care prescribed by a physician and performed or supervised by a registered graduate nurse, in addition to room and board accommodations, 24-hour nursing services, 7 days a week by an on-site registered nurse and related services on a continuing inpatient basis; and 3) has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and 4) maintains a clinical record of each patient. A nursing facility may be either a freestanding facility or a distinct part of a facility such as a ward, wing, unit, or swing bed of a hospital or other institution. If the facility complex to which an insured person is confined consists of wards, wings, floors, units, or swing-beds, the area of the facility in which such insured person is confined must be licensed as a nursing facility and the insured person’s assigned bed must be included as a part of such license.

The term “Nursing Facility” does not include, for example: 1) a hospital (except as provided above); 2) a rehabilitation hospital; 3) a place which is primarily for treatment of mental or nervous disorders, drug addiction, or alcoholism; 4) a home for the aged; 5) a rest home, community living center, or a place that provides domestic, resident, retirement or educational care; 6) assisted living facilities; 7) personal care homes; 8) residential care facilities; 9) adult foster care facilities; 10) congregate care facilities; 11) family and group assisted living facilities; 12) personal care boarding homes; 13) domiciliary care homes; 14) basic care facilities; or 15) similar facilities.

•

Medical Necessity: Confinement prescribed by a physician based on the individual’s inability to sustain himself or herself outside of a hospital or nursing facility due to physical or cognitive ailments.

•	Physician: A doctor of medicine or doctor of osteopathy, who is licensed as such and is operating within the scope of the license.

Please note that we require confirmation of confinement while you receive benefits under the Income Enhancement Benefit. Confirmation of confinement that you provide must be deemed satisfactory to us. Once you are no longer confined, the Lifetime Income Percentage will revert back to the applicable Lifetime Income Percentage listed in the applicable Lifetime Income Percentage table. Once confinement ends, you may requalify by satisfying the Income Enhancement Benefit requirements. You cannot elect the Income Enhancement Benefit if the qualifying person or persons is/are already confined in a hospital or nursing facility.

Important: It is possible that the increased payment amounts provided under the Income Enhancement Benefit could cause you to violate RMD rules. You should consult a tax adviser with respect to your own individual circumstances before purchasing the Income Enhancement Benefit.

Important: If you are an employed participant in a tax sheltered annuity plan, you may not be able to take advantage of the Income Enhancement Benefit before age 59 1/2 unless you also meet one of the exceptions to the pre-age 59 1/2 withdrawal restrictions.

Are Surrender Charges Applicable to Excess Withdrawals?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits – Surrender Charge” and “Charges, Deductions, and Credits – How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)

Is a Minimum Surrender Value Required After a Partial Withdrawal?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the Contract.

May I Cancel the GMWB Rider?

You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may not re-elect the GMWB rider after cancellation.

When Will the GMWB Rider Terminate?

The GMWB rider will terminate upon the earliest of:

•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	death of annuitant (if owner is custodial IRA Account) if not continued under Spousal Beneficiary Continuation Option;

•	termination of the Contract;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero; as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the joint annuitant if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract – Inactive Contracts” in your Prospectus.)

What if My Account Value Reaches Zero?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works

•    We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•    We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•    We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix G.

Required Minimum Distributions

Beginning in the year in which you reach age 70 1/2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the Account if the Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) is greater than your Guaranteed Lifetime Amount. If it is, your GMWB Base will be impacted as follows:

Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount we will not reduce your GMWB Base; the GMWB Base remains as it was prior to the RMD withdrawal.

Cumulative withdrawals greater than RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount:

(i)     we will not reduce your GMWB Base for the portion of the excess withdrawal that satisfies RMD rules for the Contract only

(ii)    we will treat the remaining portion that exceeds your RMD requirement for the Contract as an excess withdrawal, and the GMWB Base will be reduced.

We will subtract from the GMWB Base, as determined just prior to the requested withdrawal, the excess withdrawal amount multiplied by the GMWB Base divided by the account value, where both the GMWB Base and the account value are determined immediately prior to the such excess withdrawal;

(iii)  your new GMWB Base will equal the lesser of the resulting amount in (ii) or your account value after the requested withdrawal is deducted.

Excess withdrawal treatment of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

Allocation Guidelines and Restrictions

If you elected the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

For contact owners who purchased the contract on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Important Mechanics of the Rebalancing Program:

•        You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•        Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•        You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•        You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•        If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•        Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative; or

•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contact owners who purchased the contract prior to April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:

•      You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•      Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•      You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•      You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•      If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•      Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative;
•	Moderate; or
•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the Asset Allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Change of Annuitant

For contract owners who purchased the Contract prior to January 12, 2007:

If you purchased your Contract prior to January 12, 2007, under the Joint Life rider, when adding a new joint annuitant, the new joint annuitant must be at least 60 and not more than 80 years old as of the GMWB Effective Date, except upon spousal continuation where the maximum age limit is waived for the surviving spouse.

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, changes of annuitant are not permitted except upon spousal continuation. The new annuitant must be at least 60 years old (if you purchase your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008). If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new annuitant. The maximum age limit is waived for the surviving spouse upon spousal continuation.

If you purchased your Contract on or after January 12, 2007, under the Joint Life rider, adding a new joint annuitant resets the GMWB Base to the current account value, if lower. The new joint annuitant must be at least 60 (if you purchase your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new annuitant. Removing a joint annuitant does not affect the GMWB Base. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

Spousal Continuation*

Single Life

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or at least 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). If (i), (ii) and (iii) are satisfied, then the following changes will occur:

•	If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

•	If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date; and

•	The Lifetime Income Percentage will be re-determined based upon the surviving spouse’s age band on the spousal continuation date.

Joint Life

Under the Joint Life rider, an eligible spousal beneficiary can continue the Contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:

Both Spouses “Covered”

(i) If both spouses are joint annuitants under the Joint Life rider; and (ii) each spouse has designated his or her “surviving spouse” as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.

*	Important note: If the contract owner is a non-natural owner and a non-grantor trust, spousal continuation generally is not available, and the GMWB may not be appropriate. In addition, spousal continuation may not satisfy RMD rules for tax sheltered annuities. Please consult your tax advisor.

One Spouse “Covered”

(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse on the spousal continuation date.

For contract owners who purchased the Contract prior to January 12, 2007:

If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

For all Contracts, regardless of when purchased, you must designate your spouse as the sole primary beneficiary in order for him/her to be able to continue the GMWB rider under the spousal beneficiary continuation option.

In the Event of Divorce

In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the joint annuitants under a Joint Life rider if such joint annuitants divorce before your account value reaches zero.

For this reason, we generally do not permit former spouses to continue as joint annuitants of the rider after divorce.

Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former joint annuitants, any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.

Continuation of the rider. We do permit either one of the former spousal joint annuitants to continue the rider and the Contract by becoming the sole annuitant. Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole annuitant, the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole annuitant of the Contract, we will continue to treat both former spouses who were joint annuitants as the annuitants under a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first joint annuitant to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.

Benefit Available on Maturity Date

If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the Guaranteed Lifetime Amount increases or decrease, then we will automatically increase or decrease the systematic withdrawals to be equal to the Guaranteed Lifetime Amount as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less then $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will be treated as described in this section. For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMWB Charge.”)

Payment of the GMWB is subject to our financial strength and claims-paying ability.

Inactive Contract

In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)	No premium payments have been received during the prior 24 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)	The account value (less uncollected charges) is less than $2,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge is 1.35% for the B Class, 1.55% for the L Class, 1.70% for the C Class, and 1.75% for the XC Class. Please note that if we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.

Surrender Charge

When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock International Value Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value Subaccount and $160 (40% of $400) is deducted from the BlackRock International Value Subaccount.

Contract Fee

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:

•           We deduct this fee from your account value on each Contract anniversary before the annuity date.

•           We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.

•           We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)

GMDB Charge

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium (all versions)	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%
Greater of Maximum Anniversary Value and Roll-Up (Standard version)	0.55%	1.20%
Greater of Maximum Anniversary Value and Roll-up GMDB (GMIB version)	0.65%	1.20%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct this GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this GMDB charge regardless of whether the GMDB has any value.

ADB Charge

If you elect the ADB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct this ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this ADB charge regardless of whether the ADB has any value.

GMIB Charge

If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the “Fee Table.”) We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” for a definition of the GMIB Base and the GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

GMWB Charge

If you elected a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current and maximum GMWB charge percentages vary according to the type of GMWB that you choose. (See the “Fee Table.”) We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges

Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)

Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

Changes in Contract Charges or Fees. If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.

Premium Taxes. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.

Contract Credits

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

Federal Tax Matters

The following summary discussion is based on our understanding of current tax law as the Internal Revenue Service (“IRS”) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven’t considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contract

Purchasing the Contract. You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.

Taxation of Annuities

Distributions and Required Minimum Distributions. For tax sheltered annuities, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the owner’s death. Minimum distribution rules upon death of an owner apply to all qualified contracts.

Note: The Treasury made changes to the Required Minimum Distribution rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB, ADB, a GMIB, or a GMWB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation. Consult a tax advisor.

Withdrawals. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total contract value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

Although the tax treatment is not clear, if you purchased a GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the value of the Contract as the greater of:

(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.

See Appendix H for GMWB tax examples.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request.

Annuity Payments. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an “investment in the Contract.”

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Death Benefit Proceeds. Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.

Individual Retirement Annuities

Traditional IRAs. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth IRAs. A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed distributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues for IRAs and Roth IRAs. Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The Contract and its endorsements have been approved by the IRS as to form for use as an IRA or Roth IRA. Approval by the IRS is a determination only as to the form of the Contract and does not represent a determination on the merits of the Contract.

Tax Sheltered Annuities

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. The Contract includes enhanced death benefit provisions that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because an enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. The ADB is not currently available with a tax sheltered annuity.

Why Must the Contracts Only Be Qualified or Purchased through Qualified Accounts?

You may only purchase this Contract as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. If we issued this Contract other than as

IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract’s earnings.

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If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

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Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,00 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Transfers or Exchanges of a Contract

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant other than the owner, selecting certain maturity dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.

Withholding

Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, except for eligible rollover distributions, recipients can usually choose not to have tax withheld from distributions.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act Of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012 , these exemption amounts will be indexed for inflation.

The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Possible Changes In Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Possible Charge For Our Taxes

Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

Required Minimum Distributions

Please note that the actuarial present value of additional contract benefits must be added to the account value in calculating RMD withdrawals from annuity contracts funding IRAs and tax sheltered annuities, which could increase the amount you are required to withdraw. RMD rules do not apply to Roth IRA contracts before death, and there are additional RMD rules for tax sheltered annuities. Please consult your tax adviser.

Note that RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years. The imposition of a more costly adjustment factor to an RMD withdrawal may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

If the Contract is held within a Merrill Lynch custodial IRA Account, you also may receive an additional RMD calculation from the Merrill Lynch Retirement Group each year that reflects the account value and RMD amount with respect to the entire IRA Account. If you hold other assets within your MLPF&S custodial IRA Account in addition to the Contract, the RMD amount referenced in the custodial IRA Account notice will be greater than the RMD for the Contract.

If you purchased the GMIB EXTRA, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMIB EXTRA Base. If you purchased the GMWB, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMWB Base.

When must RMDs be taken? Generally, the first RMD is for the calendar year in which you reach age 70 1/2. The IRS permits you to take this RMD during the calendar year you reach age 70 1/2 or to delay it until some time between January 1 and (but no later than) April 1 of the next calendar year. If you choose to delay taking the first RMD payment until the subsequent calendar year, then you will have to take two RMDs that calendar year (the delayed RMD for the first calendar year and the RMD for the current calendar year).

If you choose to delay taking the first RMD payment until the subsequent calendar year with respect to the assets in the Contract and cumulative withdrawals for that contract year (including the RMD amounts for the prior calendar year and current calendar year) exceed your Guaranteed Lifetime Amount or 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, we will treat any amount in excess of your RMD amount for the current calendar year as an Excess Withdrawal, which will reduce your GMWB Base or GMIB EXTRA Base, respectively. In other words, we will treat RMD withdrawals favorably only for the current calendar year.

Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

For examples, please see Appendix O and Appendix P.

How are RMDs calculated? There are two methods of calculating RMDs: the account-based method and the annuity-based method. To calculate the RMD for the Contract, we use the account-based method. We determine your RMD for the Contract by taking the sum of the account value of the Contract as of December 31st of the past calendar year and the actuarial present value of any optional guarantees you elected (if applicable), and multiplying this amount by a number corresponding to your age from an IRS Table (RMD Factor). The resulting amount calculated is the RMD for the Contract for that year.

Account-Based Method:	RMD amount for the Contract = [account value as of Dec 31st ± actuarial present value of optional guarantee(s)] * the applicable RMD Factor

(If your spouse is your sole beneficiary and is more than 10 years younger than you, the RMD Factor may be from another IRS table and may produce a smaller RMD amount.) The RMD amount will vary each year as the account value, actuarial present value of optional contract guarantees, and the RMD Factor change.

If you choose an annuity-based method, you do not have to do annual calculations.

Annuity-Based Method:	You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables. The annuity payout method satisfy IRS regulations.

As long as the total amount you take every year satisfies your overall RMD amount for your IRAs, you may choose to take the RMD from any one or more non-Roth IRAs that you own. If you also own other non-IRA qualified retirement plan assets, you will need to take those assets into account for RMD purposes, as well; however, you must take the RMD applicable to each type of qualified plan only from the plan to which the RMD amount relates. For example, if you own a tax sheltered annuity and a 401(k) plan, you must take the RMD required for the tax sheltered annuity from the tax sheltered annuity assets, and the RMD required for the 401(k) plan from the 401(k) assets. You may not take both from one or the other or from your IRA accounts. You also cannot take your IRA RMD amount from either the tax sheltered annuity or the 401(k) plan.

There are additional RMD rules that apply after you die. These vary depending on whether you die before or after the date you are required to begin taking RMDs, and whether the beneficiary is spousal, non-spousal, or a non-natural person. To better understand these rules, you should consult your tax adviser.

Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Ready Assets Prime Money Fund Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Ready Assets Prime Money Fund Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

Other Information

Financial Condition of the Company

We pay the benefits under your Contract from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”

Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.transamericaannuities.com.

Notices and Elections

To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us at our Service Center of the instructions relating to a transaction in writing (unless we have authorized you to use another method), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. If we have received proper telephone authorization, you may make the following choices via telephone:

(1)	Transfers

(2)	Premium allocation instructions

(3)	Withdrawals, other than full surrenders

(4)	Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Changes to the Separate Account

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of

MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of Transamerica Advisors Life Insurance Company as of December 31, 2010, and for each of the three years in the period ended December 31, 2010 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2010, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES

(Condensed Financial Information)

Class B

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Basic Value Fund
3/4/2005 to 12/31/2005	$ 11.28	$ 11.53	3,817.8435
1/1/2006 to 12/31/2006	$ 11.53	$ 12.89	4,019.6295
1/1/2007 to 12/31/2007	$ 12.89	$ 12.86	3,469.0
1/1/2008 to 12/31/2008	$ 12.86	$ 6.12	3,909.4
1/1/2009 to 12/31/2009	$ 6.12	$ 9.15	3,845.7
1/1/2010 to 12/31/2010	$ 9.15	$ 9.67	4,391.5
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.09	$ 11.44	11,227.8606
1/1/2006 to 12/31/2006	$ 11.44	$ 12.56	16,722.3902
1/1/2007 to 12/31/2007	$ 12.56	$ 13.63	25,286.0
1/1/2008 to 12/31/2008	$ 13.63	$ 9.76	31,240.8
1/1/2009 to 12/31/2009	$ 9.76	$ 12.55	182,887.5
1/1/2010 to 12/31/2010	$ 12.55	$ 13.95	38,652.1
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$ 10.54	$ 10.43	22,385.0
1/1/2008 to 12/31/2008	$ 10.43	$ 4.79	59,475.7
1/1/2009 to 12/31/2009	$ 4.79	$ 6.34	55,064.4
1/1/2010 to 12/31/2010	$ 6.34	$ 6.48	45,634.1
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.38	$ 11.85	151,966.4751
1/1/2006 to 12/31/2006	$ 11.85	$ 13.30	282,620.6382
1/1/2007 to 12/31/2007	$ 13.30	$ 13.43	100,179.2
1/1/2008 to 12/31/2008	$ 13.43	$ 8.68	118,765.3
1/1/2009 to 12/31/2009	$ 8.68	$ 12.16	23,764.3
1/1/2010 to 12/31/2010	$ 12.16	$ 15.19	18,578.3
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$ 11.15	$ 11.33	3,702.5476
1/1/2006 to 12/31/2006	$ 11.33	$ 13.56	5,212.6658
1/1/2007 to 12/31/2007	$ 13.56	$ 12.80	8,200.3
1/1/2008 to 12/31/2008	$ 12.80	$ 7.34	9,819.2
1/1/2009 to 12/31/2009	$ 7.34	$ 8.64	9,641.5
1/1/2010 to 12/31/2010	$ 8.64	$ 9.50	9,687.4
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.28	11,042.7
1/1/2008 to 12/31/2008	$ 10.28	$ 6.47	27,003.1
1/1/2009 to 12/31/2009	$ 6.47	$ 7.22	41,913.6
1/1/2010 to 12/31/2010	$ 7.22	$ 8.06	31,183.7
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.66	$ 12.18	21,694.4363
1/1/2006 to 12/31/2006	$ 12.18	$ 14.26	43,183.0698
1/1/2007 to 12/31/2007	$ 14.26	$ 14.94	70,764.2
1/1/2008 to 12/31/2008	$ 14.94	$ 10.85	59,719.2
1/1/2009 to 12/31/2009	$ 10.85	$ 13.28	59,608.4
1/1/2010 to 12/31/2010	$ 13.28	$ 16.38	47,719.7
Allianz NFJ Renaissance Fund
3/4/2005 to 12/31/2005	$ 10.99	$ 10.76	242.4322
1/1/2006 to 12/31/2006	$ 10.76	$ 11.91	1,407.7423
1/1/2007 to 12/31/2007	$ 11.91	$ 12.41	1,396.2
1/1/2008 to 12/31/2008	$ 12.41	$ 7.35	1,101.7
1/1/2009 to 12/31/2009	$ 7.35	$ 9.69	361.5
1/1/2010 to 12/31/2010	$ 9.69	$ 11.53	321.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$ 10.84	$ 10.75	12,737.4481
1/1/2006 to 12/31/2006	$ 10.75	$ 12.66	17,555.808
1/1/2007 to 12/31/2007	$ 12.66	$ 12.68	10,157.3
1/1/2008 to 12/31/2008	$ 12.68	$ 9.99	9,712.5
1/1/2009 to 12/31/2009	$ 9.99	$ 11.04	9,563.8
1/1/2010 to 12/31/2010	$ 11.04	$ 12.33	9,436.2
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$ 10.78	$ 11.02	4,909.812
1/1/2006 to 12/31/2006	$ 11.02	$ 10.51	6,170.8815
1/1/2007 to 12/31/2007	$ 10.51	$ 12.61	464.8
1/1/2008 to 12/31/2008	$ 12.61	$ 7.23	0.0
1/1/2009 to 12/31/2009	$ 7.23	$ 9.64	0.0
1/1/2010 to 12/31/2010	$ 9.64	$ 11.08	0.0
American Funds® – Bond Fund of America®
3/4/2005 to 12/31/2005	$ 10.20	$ 10.26	192,981.8976
1/1/2006 to 12/31/2006	$ 10.26	$ 10.74	604,811.67
1/1/2007 to 12/31/2007	$ 10.74	$ 10.96	986,793.6
1/1/2008 to 12/31/2008	$ 10.96	$ 9.50	850,838.1
1/1/2009 to 12/31/2009	$ 9.50	$ 10.78	749,997.5
1/1/2010 to 12/31/2010	$ 10.78	$ 11.42	241,254.2
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$ 11.78	$ 13.54	209,290.3061
1/1/2006 to 12/31/2006	$ 13.54	$ 16.30	563,992.456
1/1/2007 to 12/31/2007	$ 16.30	$ 19.14	903,203.9
1/1/2008 to 12/31/2008	$ 19.14	$ 11.24	999,490.8
1/1/2009 to 12/31/2009	$ 11.24	$ 15.44	1,167,561.1
1/1/2010 to 12/31/2010	$ 15.44	$ 16.68	266,172.7
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$ 11.02	$ 12.33	569,664.4762
1/1/2006 to 12/31/2006	$ 12.33	$ 13.51	1,127,593.086
1/1/2007 to 12/31/2007	$ 13.51	$ 14.80	1,089,321.8
1/1/2008 to 12/31/2008	$ 14.80	$ 8.91	1,454,615.6
1/1/2009 to 12/31/2009	$ 8.91	$ 11.84	181,756.4
1/1/2010 to 12/31/2010	$ 11.84	$ 13.13	599,953.1
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$ 10.90	$ 10.95	103,227.8522
1/1/2006 to 12/31/2006	$ 10.95	$ 13.01	250,512.1236
1/1/2007 to 12/31/2007	$ 13.01	$ 13.33	354,349.5
1/1/2008 to 12/31/2008	$ 13.33	$ 9.35	354,928.0
1/1/2009 to 12/31/2009	$ 9.35	$ 11.49	312,567.4
1/1/2010 to 12/31/2010	$ 11.49	$ 12.70	256,447.5
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$ 10.92	$ 11.31	168,654.8808
1/1/2006 to 12/31/2006	$ 11.31	$ 12.96	244,102.8054
1/1/2007 to 12/31/2007	$ 12.96	$ 13.55	385,258.2
1/1/2008 to 12/31/2008	$ 13.55	$ 8.73	420,095.6
1/1/2009 to 12/31/2009	$ 8.73	$ 10.96	383,413.0
1/1/2010 to 12/31/2010	$ 10.96	$ 12.00	305,618.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.98	$ 11.06	15,450.832
1/1/2006 to 12/31/2006	$ 11.06	$ 13.37	30,862.3379
1/1/2007 to 12/31/2007	$ 13.37	$ 13.33	261,568.8
1/1/2008 to 12/31/2008	$ 13.33	$ 8.34	246,874.3
1/1/2009 to 12/31/2009	$ 8.34	$ 10.75	577,733.6
1/1/2010 to 12/31/2010	$ 10.75	$ 11.96	69,575.7
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$ 10.09	$ 10.12	24,732.0733
1/1/2006 to 12/31/2006	$ 10.12	$ 10.38	58,437.101
1/1/2007 to 12/31/2007	$ 10.38	$ 10.71	105,692.1
1/1/2008 to 12/31/2008	$ 10.71	$ 9.35	81,258.2
1/1/2009 to 12/31/2009	$ 9.35	$ 10.71	82,420.7
1/1/2010 to 12/31/2010	$ 10.71	$ 11.60	71,653.7
BlackRock Capital Appreciation Fund, Inc.(1)
3/4/2005 to 12/31/2005	$ 10.85	$ 11.64	9,712.3785
1/1/2006 to 12/31/2006	$ 11.64	$ 11.92	22,143.0053
1/1/2007 to 12/31/2007	$ 11.92	$ 14.12	488,668.1
1/1/2008 to 12/31/2008	$ 14.12	$ 8.48	625,134.5
1/1/2009 to 12/31/2009	$ 8.48	$ 11.44	641,072.0
1/1/2010 to 12/31/2010	$ 11.44	$ 13.48	810,165.4
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.22	$ 11.89	102,300.9769
1/1/2006 to 12/31/2006	$ 11.89	$ 13.62	258,673.5892
1/1/2007 to 12/31/2007	$ 13.62	$ 15.70	518,834.6
1/1/2008 to 12/31/2008	$ 15.70	$ 12.31	629,252.1
1/1/2009 to 12/31/2009	$ 12.31	$ 14.79	612,878.6
1/1/2010 to 12/31/2010	$ 14.79	$ 16.05	749,528.5
BlackRock Global Growth Fund, Inc.
5/1/2008 to 12/31/2008	$ 10.47	$ 6.07	0.0
1/1/2009 to 12/31/2009	$ 6.07	$ 8.16	1,057.7
1/1/2010 to 12/31/2010	$ 8.16	$ 8.96	10,998.1
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.67	$ 12.62	18,953.1189
1/1/2006 to 12/31/2006	$ 12.62	$ 14.73	55,964.0716
1/1/2007 to 12/31/2007	$ 14.73	$ 16.93	45,567.5
1/1/2008 to 12/31/2008	$ 16.93	$ 10.41	31,290.9
1/1/2009 to 12/31/2009	$ 10.41	$ 13.85	30,374.7
1/1/2010 to 12/31/2010	$ 13.85	$ 16.18	28,909.8
BlackRock Government Income Fund
10/13/2006 to 12/31/2006	$ 10.24	$ 10.39	7,482.9304
1/1/2007 to 12/31/2007	$ 10.39	$ 10.68	14,242.1
1/1/2008 to 12/31/2008	$ 10.68	$ 11.14	30,191.5
1/1/2009 to 12/31/2009	$ 11.14	$ 11.00	26,885.9
1/1/2010 to 12/31/2010	$ 11.00	$ 11.83	21,078.8
BlackRock High Income Fund
5/1/2007 to 12/31/2007	$ 10.16	$ 9.79	2,432.2
1/1/2008 to 12/31/2008	$ 9.79	$ 6.55	2,473.3
1/1/2009 to 12/31/2009	$ 6.55	$ 10.16	5,064.5
1/1/2010 to 12/31/2010	$ 10.16	$ 11.93	111,445.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$ 11.85	$ 12.78	3,240.9042
1/1/2006 to 12/31/2006	$ 12.78	$ 15.87	20,214.2902
1/1/2007 to 12/31/2007	$ 15.87	$ 17.25	15,143.1
1/1/2008 to 12/31/2008	$ 17.25	$ 9.81	6,585.7
1/1/2009 to 12/31/2009	$ 9.81	$ 12.40	6,540.8
1/1/2010 to 12/31/2010	$ 12.40	$ 13.11	6,474.2
BlackRock International Value Fund
5/1/2007 to 12/31/2007	$ 10.52	$ 10.86	14,723.8
1/1/2008 to 12/31/2008	$ 10.86	$ 6.12	15,610.0
1/1/2009 to 12/31/2009	$ 6.12	$ 7.77	18,356.5
1/1/2010 to 12/31/2010	$ 7.77	$ 8.11	15,773.9
BlackRock Short-Term Bond
3/4/2005 to 12/31/2005	$ 9.98	$ 10.01	71,840.954
1/1/2006 to 12/31/2006	$ 10.01	$ 10.29	46,599.5819
1/1/2007 to 12/31/2007	$ 10.29	$ 10.48	13,378.5
1/1/2008 to 12/31/2008	$ 10.48	$ 9.62	9,404.6
1/1/2009 to 12/31/2009	$ 9.62	$ 10.71	6,290.0
1/1/2010 to 12/31/2010	$ 10.71	$ 11.12	5,870.4
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$ 11.60	$ 12.48	20,360.0882
1/1/2006 to 12/31/2006	$ 12.48	$ 13.90	55,623.0971
1/1/2007 to 12/31/2007	$ 13.90	$ 14.39	83,406.8
1/1/2008 to 12/31/2008	$ 14.39	$ 8.89	76,542.1
1/1/2009 to 12/31/2009	$ 8.89	$ 10.57	73,594.3
1/1/2010 to 12/31/2010	$ 10.57	$ 11.59	61,185.8
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$ 11.21	$ 12.28	16,730.157
1/1/2006 to 12/31/2006	$ 12.28	$ 12.91	27,498.0907
1/1/2007 to 12/31/2007	$ 12.91	$ 13.78	37,506.6
1/1/2008 to 12/31/2008	$ 13.78	$ 8.58	36,233.5
1/1/2009 to 12/31/2009	$ 8.58	$ 11.10	639,760.6
1/1/2010 to 12/31/2010	$ 11.10	$ 12.27	60,606.2
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.69	$ 12.54	123,464.7293
1/1/2006 to 12/31/2006	$ 12.54	$ 14.34	44,413.3052
1/1/2007 to 12/31/2007	$ 14.34	$ 14.84	90,263.1
1/1/2008 to 12/31/2008	$ 14.84	$ 9.43	80,193.3
1/1/2009 to 12/31/2009	$ 9.43	$ 10.62	72,870.7
1/1/2010 to 12/31/2010	$ 10.62	$ 11.58	57,780.2
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$ 11.20	$ 11.64	3,130.435
1/1/2006 to 12/31/2006	$ 11.64	$ 13.46	5,752.7634
1/1/2007 to 12/31/2007	$ 13.46	$ 13.01	10,006.8
1/1/2008 to 12/31/2008	$ 13.01	$ 8.46	8,062.8
1/1/2009 to 12/31/2009	$ 8.46	$ 10.55	3,974.1
1/1/2010 to 12/31/2010	$ 10.55	$ 13.17	3,936.1
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$ 10.98	$ 11.21	41,705.1867
1/1/2006 to 12/31/2006	$ 11.21	$ 12.75	46,744.4326
1/1/2007 to 12/31/2007	$ 12.75	$ 13.22	47,511.7
1/1/2008 to 12/31/2008	$ 13.22	$ 8.18	52,293.2
1/1/2009 to 12/31/2009	$ 8.18	$ 10.17	37,873.7
1/1/2010 to 12/31/2010	$ 10.17	$ 11.49	38,505.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.02	$ 11.96	3,892.9887
1/1/2006 to 12/31/2006	$ 11.96	$ 13.24	18,118.2483
1/1/2007 to 12/31/2007	$ 13.24	$ 12.90	20,174.0
1/1/2008 to 12/31/2008	$ 12.90	$ 7.48	25,836.2
1/1/2009 to 12/31/2009	$ 7.48	$ 9.43	22,001.4
1/1/2010 to 12/31/2010	$ 9.43	$ 11.95	41,574.7
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.89	$ 11.82	84,999.9017
1/1/2006 to 12/31/2006	$ 11.82	$ 15.17	150,981.4425
1/1/2007 to 12/31/2007	$ 15.17	$ 11.93	159,700.6
1/1/2008 to 12/31/2008	$ 11.93	$ 7.53	28,422.9
1/1/2009 to 12/31/2009	$ 7.53	$ 10.22	21,384.1
1/1/2010 to 12/31/2010	$ 10.22	$ 12.78	18,617.1
Columbia Acorn USA
3/4/2005 to 12/31/2005	$ 11.62	$ 12.67	113,751.2524
1/1/2006 to 12/31/2006	$ 12.67	$ 13.50	301,069.8321
1/1/2007 to 12/31/2007	$ 13.50	$ 13.76	54,994.9
1/1/2008 to 12/31/2008	$ 13.76	$ 8.24	159,429.9
1/1/2009 to 12/31/2009	$ 8.24	$ 11.48	136,517.0
1/1/2010 to 12/31/2010	$ 11.48	$ 13.92	120,701.9
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$ 10.66	$ 11.31	8,252.2
1/1/2008 to 12/31/2008	$ 11.31	$ 6.02	11,410.3
1/1/2009 to 12/31/2009	$ 6.02	$ 8.94	19,769.8
1/1/2010 to 12/31/2010	$ 8.94	$ 10.80	404,631.9
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$ 10.10	$ 10.33	14,790.0192
1/1/2007 to 12/31/2007	$ 10.33	$ 11.63	903,649.3
1/1/2008 to 12/31/2008	$ 11.63	$ 6.66	1,157,493.3
1/1/2009 to 12/31/2009	$ 6.66	$ 8.49	52,971.4
1/1/2010 to 12/31/2010	$ 8.49	$ 10.01	56,870.2
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.20	$ 11.86	78,229.1805
1/1/2006 to 12/31/2006	$ 11.86	$ 13.49	433,746.1465
1/1/2007 to 12/31/2007	$ 13.49	$ 13.98	293,769.8
1/1/2008 to 12/31/2008	$ 13.98	$ 8.28	299,015.5
1/1/2009 to 12/31/2009	$ 8.28	$ 10.80	802,500.2
1/1/2010 to 12/31/2010	$ 10.80	$ 11.96	286,632.6
Delaware Smid Cap Growth Fund(2)
10/8/2010 to 12/31/2010	$ 10.00	$ 11.32	15,405.8
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.09	$ 11.00	242,194.373
1/1/2006 to 12/31/2006	$ 11.00	$ 12.63	294,255.2659
1/1/2007 to 12/31/2007	$ 12.63	$ 13.29	389,493.4
1/1/2008 to 12/31/2008	$ 13.29	$ 8.87	509,778.5
1/1/2009 to 12/31/2009	$ 8.87	$ 10.60	12,019.1
1/1/2010 to 12/31/2010	$ 10.60	$ 12.07	361,221.0
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$ 10.15	$ 10.39	114,080.0928
1/1/2006 to 12/31/2006	$ 10.39	$ 10.91	300,793.2266
1/1/2007 to 12/31/2007	$ 10.91	$ 10.96	16,151.8
1/1/2008 to 12/31/2008	$ 10.96	$ 7.53	23,999.0
1/1/2009 to 12/31/2009	$ 7.53	$ 10.87	27,165.2
1/1/2010 to 12/31/2010	$ 10.87	$ 11.73	35,586.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$ 10.58	$ 10.82	281,428.7
1/1/2008 to 12/31/2008	$ 10.82	$ 7.00	257,491.0
1/1/2009 to 12/31/2009	$ 7.00	$ 8.09	687,718.7
1/1/2010 to 12/31/2010	$ 8.09	$ 8.79	1,030,440.7
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 11.03	$ 10.96	2,608.5504
1/1/2006 to 12/31/2006	$ 10.96	$ 12.56	1,401.6932
1/1/2007 to 12/31/2007	$ 12.56	$ 13.71	373,269.6
1/1/2008 to 12/31/2008	$ 13.71	$ 9.62	461,750.8
1/1/2009 to 12/31/2009	$ 9.62	$ 10.85	568,235.0
1/1/2010 to 12/31/2010	$ 10.85	$ 12.05	1,902.0
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$ 11.35	$ 12.50	19,708.1372
1/1/2006 to 12/31/2006	$ 12.50	$ 14.14	24,994.9188
1/1/2007 to 12/31/2007	$ 14.14	$ 16.96	177,322.6
1/1/2008 to 12/31/2008	$ 16.96	$ 9.68	135,163.7
1/1/2009 to 12/31/2009	$ 9.68	$ 12.39	129,790.1
1/1/2010 to 12/31/2010	$ 12.39	$ 14.51	49,511.5
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$ 10.68	$ 11.24	4,707.0888
1/1/2006 to 12/31/2006	$ 11.24	$ 11.82	3,805.6494
1/1/2007 to 12/31/2007	$ 11.82	$ 14.75	2,728.0
1/1/2008 to 12/31/2008	$ 14.75	$ 7.73	2,507.3
1/1/2009 to 12/31/2009	$ 7.73	$ 9.76	1427.6
1/1/2010 to 12/31/2010	$ 9.76	$ 11.91	1,104.3
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.40	$ 10.51	752,950.1
1/1/2010 to 12/31/2010	$ 10.51	$ 10.98	93,653.9
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.93	$ 12.73	86,932.0
1/1/2010 to 12/31/2010	$ 12.73	$ 15.79	12,658.0
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$ 10.34	$ 10.55	231,136.2585
1/1/2007 to 12/31/2007	$ 10.55	$ 10.13	7,449.6
1/1/2008 to 12/31/2008	$ 10.13	$ 9.97	5,926.0
1/1/2009 to 12/31/2009	$ 9.97	$ 9.82	6,530.7
1/1/2010 to 12/31/2010	$ 9.82	$ 9.25	7,115.5
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$ 10.97	7,133.5
1/1/2008 to 12/31/2008	$ 10.97	$ 6.14	9,238.2
1/1/2009 to 12/31/2009	$ 6.14	$ 8.42	11,120.9
1/1/2010 to 12/31/2010	$ 8.42	$ 11.12	18,491.0
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.16	$ 11.27	12,283.5174
1/1/2006 to 12/31/2006	$ 11.27	$ 13.10	194,097.24
1/1/2007 to 12/31/2007	$ 13.10	$ 13.41	241,941.7
1/1/2008 to 12/31/2008	$ 13.41	$ 8.32	228,842.6
1/1/2009 to 12/31/2009	$ 8.32	$ 9.81	18,188.1
1/1/2010 to 12/31/2010	$ 9.81	$ 11.08	17,424.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.46	$ 10.43	12,981.0962
1/1/2006 to 12/31/2006	$ 10.43	$ 11.32	17,669.0244
1/1/2007 to 12/31/2007	$ 11.32	$ 11.77	26,845.2
1/1/2008 to 12/31/2008	$ 11.77	$ 9.27	26,511.7
1/1/2009 to 12/31/2009	$ 9.27	$ 12.40	28,207.4
1/1/2010 to 12/31/2010	$ 12.40	$ 13.84	28,357.0
Lord Abbett Mid-Cap Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.47	$ 12.05	52,755.0635
1/1/2006 to 12/31/2006	$ 12.05	$ 13.37	78,618.3416
1/1/2007 to 12/31/2007	$ 13.37	$ 13.28	176,601.9
1/1/2008 to 12/31/2008	$ 13.28	$ 7.94	84,150.5
1/1/2009 to 12/31/2009	$ 7.94	$ 9.93	78,009.8
1/1/2010 to 12/31/2010	$ 9.93	$ 12.32	72,761.1
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$ 10.01	$ 10.14	192,817.2886
1/1/2006 to 12/31/2006	$ 10.14	$ 10.46	224,740.9541
1/1/2007 to 12/31/2007	$ 10.46	$ 10.82	230,509.9
1/1/2008 to 12/31/2008	$ 10.82	$ 10.96	202,303.3
1/1/2009 to 12/31/2009	$ 10.96	$ 10.85	114,301.1
1/1/2010 to 12/31/2010	$ 10.85	$ 10.72	80,735.8
Managers Cadence Capital Appreciation Fund(3)
6/30/2009 to 12/31/2009	$ 10.00	$ 7.99	703.2
1/1/2010 to 12/31/2010	$ 7.99	$ 9.12	773.7
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 10.75	$ 11.17	9,135.208
1/1/2006 to 12/31/2006	$ 11.17	$ 11.86	22,744.0165
1/1/2007 to 12/31/2007	$ 11.86	$ 13.33	21,832.8
1/1/2008 to 12/31/2008	$ 13.33	$ 7.12	18,559.6
1/1/2009 to 12/31/2009	$ 7.12	$ 10.10	18,211.0
1/1/2010 to 12/31/2010	$ 10.10	$ 10.89	14,005.2
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$ 10.96	$ 11.33	413.9576
1/1/2006 to 12/31/2006	$ 11.33	$ 12.85	768.9631
1/1/2007 to 12/31/2007	$ 12.85	$ 13.23	2,038.0
1/1/2008 to 12/31/2008	$ 13.23	$ 8.00	2,983.8
1/1/2009 to 12/31/2009	$ 8.00	$ 10.17	3,728.2
1/1/2010 to 12/31/2010	$ 10.17	$ 11.63	3,225.9
Oppenheimer Main Street Small - & Mid-Cap Fund®(4)
3/4/2005 to 12/31/2005	$ 11.53	$ 12.41	51,686.1313
1/1/2006 to 12/31/2006	$ 12.41	$ 14.05	11,461.872
1/1/2007 to 12/31/2007	$ 14.05	$ 13.66	15,890.0
1/1/2008 to 12/31/2008	$ 13.66	$ 8.32	14,099.6
1/1/2009 to 12/31/2009	$ 8.32	$ 11.26	11,301.4
1/1/2010 to 12/31/2010	$ 11.26	$ 13.69	13,530.6
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$ 10.59	$ 11.49	162,365.4301
1/1/2006 to 12/31/2006	$ 11.49	$ 10.96	294,591.3443
1/1/2007 to 12/31/2007	$ 10.96	$ 13.33	407,742.0
1/1/2008 to 12/31/2008	$ 13.33	$ 7.41	350,455.8
1/1/2009 to 12/31/2009	$ 7.41	$ 10.21	272,107.8
1/1/2010 to 12/31/2010	$ 10.21	$ 12.45	238,809.6
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$ 10.02	$ 10.53	4,270.1
1/1/2008 to 12/31/2008	$ 10.53	$ 10.22	13,544.9
1/1/2009 to 12/31/2009	$ 10.22	$ 11.40	37,399.7
1/1/2010 to 12/31/2010	$ 11.40	$ 11.77	258,400.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$ 10.24	$ 10.34	28,065.5775
1/1/2006 to 12/31/2006	$ 10.34	$ 10.20	42,023.8374
1/1/2007 to 12/31/2007	$ 10.20	$ 11.19	459,706.2
1/1/2008 to 12/31/2008	$ 11.19	$ 10.29	534,346.3
1/1/2009 to 12/31/2009	$ 10.29	$ 12.04	330,591.1
1/1/2010 to 12/31/2010	$ 12.04	$ 12.77	365,234.0
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$ 10.08	$ 10.21	452,382.5787
1/1/2006 to 12/31/2006	$ 10.21	$ 10.44	829,157.8687
1/1/2007 to 12/31/2007	$ 10.44	$ 11.19	1,403,675.3
1/1/2008 to 12/31/2008	$ 11.19	$ 11.53	2,044,371.7
1/1/2009 to 12/31/2009	$ 11.53	$ 12.91	1,737,133.5
1/1/2010 to 12/31/2010	$ 12.91	$ 13.82	1,470,092.6
Pioneer Fund
3/4/2005 to 12/31/2005	$ 11.14	$ 11.49	169,251.2419
1/1/2006 to 12/31/2006	$ 11.49	$ 13.21	531,162.8737
1/1/2007 to 12/31/2007	$ 13.21	$ 13.66	23,122.4
1/1/2008 to 12/31/2008	$ 13.66	$ 8.85	21,569.8
1/1/2009 to 12/31/2009	$ 8.85	$ 10.86	20,070.8
1/1/2010 to 12/31/2010	$ 10.86	$ 12.41	39,437.8
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$ 10.44	$ 10.43	5,712.0301
1/1/2006 to 12/31/2006	$ 10.43	$ 11.39	15,090.3921
1/1/2007 to 12/31/2007	$ 11.39	$ 12.03	20,710.0
1/1/2008 to 12/31/2008	$ 12.03	$ 7.48	16,710.5
1/1/2009 to 12/31/2009	$ 7.48	$ 11.98	99,665.1
1/1/2010 to 12/31/2010	$ 11.98	$ 13.92	18,989.4
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$ 11.03	$ 11.94	13,404.0189
1/1/2007 to 12/31/2007	$ 11.94	$ 16.74	47,040.8
1/1/2008 to 12/31/2008	$ 16.74	$ 6.77	79,606.3
1/1/2009 to 12/31/2009	$ 6.77	$ 11.61	203,356.0
1/1/2010 to 12/31/2010	$ 11.61	$ 13.32	93,090.0
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$ 11.58	$ 6.34	118,910.1
1/1/2009 to 12/31/2009	$ 6.34	$ 8.14	121,196.5
1/1/2010 to 12/31/2010	$ 8.14	$ 10.32	15,239.7
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.33	2,496.6
1/1/2010 to 12/31/2010	$ 11.33	$ 13.39	1,271.9
Seligman Capital Fund(5)
5/1/2007 to 12/31/2007	$ 10.56	$ 11.09	454.2
1/1/2008 to 12/31/2008	$ 11.09	$ 5.65	570.1
1/1/2009 to 12/31/2009	$ 5.65	$ 8.36	475.1
1/1/2010 to 12/31/2010	$ 8.36	$ 10.56	445.5
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$ 11.73	$ 12.43	53,449.7661
1/1/2006 to 12/31/2006	$ 12.43	$ 14.72	110,242.2139
1/1/2007 to 12/31/2007	$ 14.72	$ 17.04	128,673.9
1/1/2008 to 12/31/2008	$ 17.04	$ 9.07	133,983.8
1/1/2009 to 12/31/2009	$ 9.07	$ 13.41	114,895.3
1/1/2010 to 12/31/2010	$ 13.41	$ 14.38	1,092,184.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.52	$ 11.95	110,420.6911
1/1/2006 to 12/31/2006	$ 11.95	$ 14.38	70,715.2996
1/1/2007 to 12/31/2007	$ 14.38	$ 14.51	68,849.2
1/1/2008 to 12/31/2008	$ 14.51	$ 8.10	64,016.9
1/1/2009 to 12/31/2009	$ 8.10	$ 10.47	57,041.2
1/1/2010 to 12/31/2010	$ 10.47	$ 11.12	53,775.7
Transamerica WMC Diversified Growth
5/1/2008 to 12/31/2008	$ 10.84	$ 6.22	0.0
1/1/2009 to 12/31/2009	$ 6.22	$ 7.94	0.0
1/1/2010 to 12/31/2010	$ 7.94	$ 9.16	1,212,293.7
Transamerica AEGON Flexible Income(6)
11/12/2009 to 12/31/2009	$ 0.00	$ 1.02	26,016.0
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	2,969.7
Transamerica Morgan Stanley Growth Opportunities(7)
5/1/2008 to 12/31/2008	$ 10.65	$ 6.75	0.0
1/1/2009 to 12/31/2009	$ 6.75	$ 9.00	0.0
1/1/2010 to 12/31/2010	$ 9.00	$ 11.98	357,660.7
Transamerica Systematic Small/Mid Cap Value(8)
5/1/2008 to 12/31/2008	$ 10.39	$ 6.33	3,345.1
1/1/2009 to 12/31/2009	$ 6.33	$ 8.91	5,586.7
1/1/2010 to 12/31/2010	$ 8.91	$ 11.39	141,779.3
Invesco Van Kampen Comstock Fund(9)
3/4/2005 to 12/31/2005	$ 11.03	$ 11.23	233,985.9823
1/1/2006 to 12/31/2006	$ 11.23	$ 12.87	91,077.8162
1/1/2007 to 12/31/2007	$ 12.87	$ 12.47	104,430.4
1/1/2008 to 12/31/2008	$ 12.47	$ 7.89	91,756.3
1/1/2009 to 12/31/2009	$ 7.89	$ 10.09	87,473.9
1/1/2010 to 12/31/2010	$ 10.09	$ 11.52	809,912.7

Class B

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Basic Value Fund
6/23/2008 to 12/31/2008	$ 10.97	$ 6.09	0.0
1/1/2009 to 12/31/2009	$ 6.09	$ 9.11	4,311.6
1/1/2010 to 12/31/2010	$ 9.11	$ 9.61	4,459.1
Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 13.09	$ 9.72	1,899.9
1/1/2009 to 12/31/2009	$ 9.72	$ 12.49	82,900.8
1/1/2010 to 12/31/2010	$ 12.49	$ 13.86	30,591.6
AllianceBernstein International Value Fund
6/23/2008 to 12/31/2008	$ 9.00	$ 4.78	17,461.2
1/1/2009 to 12/31/2009	$ 4.78	$ 6.33	30,479.9
1/1/2010 to 12/31/2010	$ 6.33	$ 6.45	31,331.0
AllianceBernstein Small/Mid Cap Value Fund
6/23/2008 to 12/31/2008	$ 12.90	$ 8.65	13,697.9
1/1/2009 to 12/31/2009	$ 8.65	$ 12.10	7,138.5
1/1/2010 to 12/31/2010	$ 12.10	$ 15.10	18,240.7
AllianceBernstein Value Fund
6/23/2008 to 12/31/2008	$ 10.68	$ 7.31	0.0
1/1/2009 to 12/31/2009	$ 7.31	$ 8.59	17,039.0
1/1/2010 to 12/31/2010	$ 8.59	$ 9.44	27,385.5
Allianz NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$ 9.38	$ 6.46	12,316.3
1/1/2009 to 12/31/2009	$ 6.46	$ 7.20	74,876.9
1/1/2010 to 12/31/2010	$ 7.20	$ 8.03	75,847.3
Allianz NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$ 15.04	$ 10.81	5,097.6
1/1/2009 to 12/31/2009	$ 10.81	$ 13.21	47,691.3
1/1/2010 to 12/31/2010	$ 13.21	$ 16.28	43,642.8
Allianz NFJ Renaissance Fund
6/23/2008 to 12/31/2008	$ 11.37	$ 7.32	0.0
1/1/2009 to 12/31/2009	$ 7.32	$ 9.64	0.0
1/1/2010 to 12/31/2010	$ 9.64	$ 11.46	0.0
American Century Equity Income Fund
6/23/2008 to 12/31/2008	$ 11.54	$ 9.95	0.0
1/1/2009 to 12/31/2009	$ 9.95	$ 10.99	0.0
1/1/2010 to 12/31/2010	$ 10.99	$ 12.25	0.0
American Century Ultra® Fund
6/23/2008 to 12/31/2008	$ 11.21	$ 7.20	0.0
1/1/2009 to 12/31/2009	$ 7.20	$ 9.59	0.0
1/1/2010 to 12/31/2010	$ 9.59	$ 11.01	0.0
American Funds® – Bond Fund of America®
6/23/2008 to 12/31/2008	$ 10.71	$ 9.46	79,074.4
1/1/2009 to 12/31/2009	$ 9.46	$ 10.72	326,292.2
1/1/2010 to 12/31/2010	$ 10.72	$ 11.35	64,918.6
American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$ 17.12	$ 11.19	92,628.2
1/1/2009 to 12/31/2009	$ 11.19	$ 15.36	381,817.3
1/1/2010 to 12/31/2010	$ 15.36	$ 16.57	80,367.3
American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$ 13.97	$ 8.87	110,547.2
1/1/2009 to 12/31/2009	$ 8.87	$ 11.78	184,562.9
1/1/2010 to 12/31/2010	$ 11.78	$ 13.05	175,617.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$ 12.16	$ 9.31	24,080.9
1/1/2009 to 12/31/2009	$ 9.31	$ 11.43	54,044.8
1/1/2010 to 12/31/2010	$ 11.43	$12.62	50,307.2
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$ 12.11	$ 8.69	35,092.6
1/1/2009 to 12/31/2009	$ 8.69	$ 10.91	114,177.4
1/1/2010 to 12/31/2010	$ 10.91	$ 11.92	110,780.0
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.92	$ 8.31	32,664.6
1/1/2009 to 12/31/2009	$ 8.31	$ 10.69	281,960.7
1/1/2010 to 12/31/2010	$ 10.69	$ 11.88	28,429.3
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$ 10.42	$ 9.31	0.0
1/1/2009 to 12/31/2009	$ 9.31	$ 10.65	1,835.0
1/1/2010 to 12/31/2010	$ 10.65	$ 11.53	1,613.4
BlackRock Capital Appreciation Fund, Inc.(1)
6/23/2008 to 12/31/2008	$ 13.05	$ 8.44	71,843.4
1/1/2009 to 12/31/2009	$ 8.44	$ 11.38	276,989.9
1/1/2010 to 12/31/2010	$ 11.38	$ 13.39	380,893.7
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$ 15.22	$ 12.26	149,658.0
1/1/2009 to 12/31/2009	$ 12.26	$ 14.72	857,230.8
1/1/2010 to 12/31/2010	$ 14.72	$ 15.95	920,588.0
BlackRock Global Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 9.82	$ 6.06	0.0
1/1/2009 to 12/31/2009	$ 6.06	$ 8.15	11,308.6
1/1/2010 to 12/31/2010	$ 8.15	$ 8.93	11,278.1
BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$ 16.28	$ 10.36	0.0
1/1/2009 to 12/31/2009	$ 10.36	$ 13.78	0.0
1/1/2010 to 12/31/2010	$ 13.78	$ 16.08	0.0
BlackRock Government Income Fund
6/23/2008 to 12/31/2008	$ 10.49	$ 11.11	17,915.2
1/1/2009 to 12/31/2009	$ 11.11	$ 10.96	25,296.0
1/1/2010 to 12/31/2010	$ 10.96	$ 11.77	23,467.0
BlackRock High Income Fund
6/23/2008 to 12/31/2008	$ 9.59	$ 6.53	0.0
1/1/2009 to 12/31/2009	$ 6.53	$ 10.14	10,540.4
1/1/2010 to 12/31/2010	$ 10.14	$ 11.88	85,130.2
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$ 15.29	$ 9.77	0.0
1/1/2009 to 12/31/2009	$ 9.77	$ 12.34	0.0
1/1/2010 to 12/31/2010	$ 12.34	$ 13.03	0.0
BlackRock International Value Fund
6/23/2008 to 12/31/2008	$ 9.56	$ 6.11	1,784.7
1/1/2009 to 12/31/2009	$ 6.11	$ 7.74	7,337.0
1/1/2010 to 12/31/2010	$ 7.74	$ 8.08	10,904.9
BlackRock Short-Term Bond
6/23/2008 to 12/31/2008	$ 10.36	$ 9.57	0.0
1/1/2009 to 12/31/2009	$ 9.57	$ 10.65	0.0
1/1/2010 to 12/31/2010	$ 10.65	$ 11.05	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$ 12.40	$ 8.85	1,947.1
1/1/2009 to 12/31/2009	$ 8.85	$ 10.52	21,542.7
1/1/2010 to 12/31/2010	$ 10.52	$ 11.52	15,393.1
BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$ 12.15	$ 8.54	1,246.0
1/1/2009 to 12/31/2009	$ 8.54	$ 11.04	271,699.3
1/1/2010 to 12/31/2010	$ 11.04	$ 12.19	12,051.4
BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$ 13.24	$ 9.39	13,723.4
1/1/2009 to 12/31/2009	$ 9.39	$ 10.57	21,157.2
1/1/2010 to 12/31/2010	$ 10.57	$ 11.51	21,007.0
BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$ 12.14	$ 8.42	0.0
1/1/2009 to 12/31/2009	$ 8.42	$ 10.50	0.0
1/1/2010 to 12/31/2010	$ 10.50	$ 13.09	0.0
BlackRock S&P 500 Index Fund
6/23/2008 to 12/31/2008	$ 11.84	$ 8.15	8,212.8
1/1/2009 to 12/31/2009	$ 8.15	$ 10.11	18,635.4
1/1/2010 to 12/31/2010	$ 10.11	$ 11.42	21,525.3
BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.08	$ 7.45	3,376.2
1/1/2009 to 12/31/2009	$ 7.45	$ 9.38	12,229.6
1/1/2010 to 12/31/2010	$ 9.38	$ 11.87	11,025.4
Cohen & Steers Realty Income Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.70	$ 7.50	0.0
1/1/2009 to 12/31/2009	$ 7.50	$ 10.17	0.0
1/1/2010 to 12/31/2010	$ 10.17	$ 12.70	0.0
Columbia Acorn USA
6/23/2008 to 12/31/2008	$ 13.03	$ 8.20	12,153.2
1/1/2009 to 12/31/2009	$ 8.20	$ 11.42	71,135.6
1/1/2010 to 12/31/2010	$ 11.42	$ 13.83	75101.9
Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$ 10.37	$ 6.01	2,418.6
1/1/2009 to 12/31/2009	$ 6.01	$ 8.92	11,820.3
1/1/2010 to 12/31/2010	$ 8.92	$ 10.75	163,538.3
Columbia Marsico Growth Fund
6/23/2008 to 12/31/2008	$ 10.26	$ 6.64	125,642.9
1/1/2009 to 12/31/2009	$ 6.64	$ 8.45	22,748.1
1/1/2010 to 12/31/2010	$ 8.45	$ 9.96	22,175.0
Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.57	$ 8.24	25,270.4
1/1/2009 to 12/31/2009	$ 8.24	$ 10.74	326,564.5
1/1/2010 to 12/31/2010	$ 10.74	$ 11.88	68,497.5
Delaware Smid Cap Growth Fund(2)
10/08/2010 to 12/31/2010	$ 10.00	$ 11.32	2,304.1
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.26	$ 8.84	55,014.0
1/1/2009 to 12/31/2009	$ 8.84	$ 10.55	542.7
1/1/2010 to 12/31/2010	$ 10.55	$ 12.00	186,510.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$ 10.76	$ 7.49	5,673.8
1/1/2009 to 12/31/2009	$ 7.49	$ 10.81	14,999.8
1/1/2010 to 12/31/2010	$ 10.81	$ 11.65	17,487.9
Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$ 10.21	$ 6.99	45,508.8
1/1/2009 to 12/31/2009	$ 6.99	$ 8.07	374,090.3
1/1/2010 to 12/31/2010	$ 8.07	$ 8.76	580,484.3
Federated Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.98	$ 9.58	53,442.2
1/1/2009 to 12/31/2009	$ 9.58	$ 10.79	273,914.3
1/1/2010 to 12/31/2010	$ 10.79	$ 11.98	21,828.7
Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$ 14.88	$ 9.63	17,135.3
1/1/2009 to 12/31/2009	$ 9.63	$ 12.33	48,656.3
1/1/2010 to 12/31/2010	$ 12.33	$ 14.42	19,206.1
Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$ 13.44	$ 7.69	0.0
1/1/2009 to 12/31/2009	$ 7.69	$ 9.71	0.0
1/1/2010 to 12/31/2010	$ 9.71	$ 11.84	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.39	$ 10.48	425,158.0
1/1/2010 to 12/31/2010	$ 10.48	$ 10.94	129,158.8
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.93	$ 12.73	40,331.4
1/1/2010 to 12/31/2010	$ 12.73	$ 15,76	12,096.2
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$ 10.14	$ 9.94	0.0
1/1/2009 to 12/31/2009	$ 9.94	$ 9.78	1,768.9
1/1/2010 to 12/31/2010	$ 9.78	$ 9.21	3,174.8
JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$ 9.49	$ 6.13	5,256.6
1/1/2009 to 12/31/2009	$ 6.13	$ 8.39	11,574.2
1/1/2010 to 12/31/2010	$ 8.39	$ 11.08	10,252.8
Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.61	$ 8.29	42,253.5
1/1/2009 to 12/31/2009	$ 8.29	$ 9.76	15,475.4
1/1/2010 to 12/31/2010	$ 9.76	$ 11.01	13,970.4
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.63	$ 9.23	3,447.3
1/1/2009 to 12/31/2009	$ 9.23	$ 12.34	40,265.3
1/1/2010 to 12/31/2010	$ 12.34	$ 13.75	37,773.6
Lord Abbett Mid-Cap Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.77	$ 7.91	18,194.4
1/1/2009 to 12/31/2009	$ 7.91	$ 9.88	23,902.5
1/1/2010 to 12/31/2010	$ 9.88	$ 12.24	22,899.3
Ready Assets Prime Money Fund
6/23/2008 to 12/31/2008	$ 10.87	$ 10.92	43,082.1
1/1/2009 to 12/31/2009	$ 10.92	$ 10.80	12,281.9
1/1/2010 to 12/31/2010	$ 10.80	$ 10.65	1,939.0
Managers Cadence Capital Appreciation Fund(3)
6/30/2009 to 12/31/2009	$ 10.00	$ 7.96	0
1/1/2010 to 12/31/2010	$ 7.96	$ 9.08	0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.52	$ 7.09	0.0
1/1/2009 to 12/31/2009	$ 7.09	$ 10.05	0.0
1/1/2010 to 12/31/2010	$ 10.05	$ 10.82	0.0
Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$ 12.15	$ 7.97	0.0
1/1/2009 to 12/31/2009	$ 7.97	$ 10.12	0.0
1/1/2010 to 12/31/2010	$ 10.12	$ 11.56	0.0
Oppenheimer Main Street Small - & Mid-Cap Fund®(4)
6/23/2008 to 12/31/2008	$ 12.80	$ 8.29	0.0
1/1/2009 to 12/31/2009	$ 8.29	$ 11.20	7,165.7
1/1/2010 to 12/31/2010	$ 11.20	$ 13.61	4,661.5
PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$ 16.80	$ 7.38	24,826.4
1/1/2009 to 12/31/2009	$ 7.38	$ 10.15	109,211.9
1/1/2010 to 12/31/2010	$ 10.15	$ 12.37	103,106.5
PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$ 10.52	$ 10.20	630.8
1/1/2009 to 12/31/2009	$ 10.20	$ 11.37	36,352.9
1/1/2010 to 12/31/2010	$ 11.37	$ 11.73	240,590.2
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$ 11.36	$ 10.25	70,276.3
1/1/2009 to 12/31/2009	$ 10.25	$ 11.98	227,943.3
1/1/2010 to 12/31/2010	$ 11.98	$ 12.69	296,727.1
PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$ 11.19	$ 11.48	255,994.8
1/1/2009 to 12/31/2009	$ 11.48	$ 12.84	1,216,927.9
1/1/2010 to 12/31/2010	$ 12.84	$ 13.73	1,040,078.0
Pioneer Fund
6/23/2008 to 12/31/2008	$ 12.55	$ 8.81	0.0
1/1/2009 to 12/31/2009	$ 8.81	$ 10.80	0.0
1/1/2010 to 12/31/2010	$ 10.80	$ 12.33	8,191.6
Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$ 11.84	$ 7.45	678.9
1/1/2009 to 12/31/2009	$ 7.45	$ 11.92	74,208.5
1/1/2010 to 12/31/2010	$ 11.92	$ 13.83	29,496.4
Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$ 14.75	$ 6.75	4,285.0
1/1/2009 to 12/31/2009	$ 6.75	$ 11.57	78,179.8
1/1/2010 to 12/31/2010	$ 11.57	$ 13.26	40,707.4
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$ 10.27	$ 6.33	17,095.1
1/1/2009 to 12/31/2009	$ 6.33	$ 8.13	72,543.6
1/1/2010 to 12/31/2010	$ 8.13	$ 10.29	29,647.6
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.33	369.6
1/1/2010 to 12/31/2010	$ 11.33	$ 13.37	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Seligman Capital Fund(5)
6/23/2008 to 12/31/2008	$11.16	$5.64	0.0
1/1/2009 to 12/31/2009	$5.64	$8.33	319.0
1/1/2010 to 12/31/2010	$8.33	$10.52	427.4
Templeton Foreign Fund
6/23/2008 to 12/31/2008	$14.52	$9.03	7,473.2
1/1/2009 to 12/31/2009	$9.03	$13.34	34,322.6
1/1/2010 to 12/31/2010	$13.34	$14.29	417,682.1
Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$12.29	$8.07	0.0
1/1/2009 to 12/31/2009	$8.07	$10.41	4,142.9
1/1/2010 to 12/31/2010	$10.41	$11.05	5,608.6
Transamerica WMC Diversified Growth
6/23/2008 to 12/31/2008	$10.25	$6.22	0.0
1/1/2009 to 12/31/2009	$6.22	$7.93	0.0
1/1/2010 to 12/31/2010	$7.93	$9.14	591,615.4
Transamerica AEGON Flexible Income(6)
11/12/2009 to 12/31/2009	$0.0	$1.02	79,377.1
1/1/2010 to 12/31/2010	$1.02	$1.13	46,561.0
Transamerica Morgan Stanley Growth Opportunities(7)
6/23/2008 to 12/31/2008	$10.40	$6.74	0.0
1/1/2009 to 12/31/2009	$6.74	$8.99	0.0
1/1/2010 to 12/31/2010	$8.99	$11.95	148,818.2
Transamerica Systematic Small/Mid Cap Value(8)
6/23/2008 to 12/31/2008	$10.93	$6.33	1,722.2
1/1/2009 to 12/31/2009	$6.33	$8.90	21,722.4
1/1/2010 to 12/31/2010	$8.90	$11.36	64.504.6
Invesco Van Kampen Comstock Fund(9)
6/23/2008 to 12/31/2008	$10.62	$7.86	0.0
1/1/2009 to 12/31/2009	$7.86	$10.04	5,209.4
1/1/2010 to 12/31/2010	$10.04	$11.45	398,751.7

Class L

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Basic Value Fund
3/4/2005 to 12/31/2005	$ 11.27	$ 11.50	12,381.1142
1/1/2006 to 12/31/2006	$ 11.50	$ 12.83	16,266.1573
1/1/2007 to 12/31/2007	$ 12.83	$ 12.78	16,462.3
1/1/2008 to 12/31/2008	$ 12.78	$ 6.06	8,979.2
1/1/2009 to 12/31/2009	$ 6.06	$ 9.06	9,330.8
1/1/2010 to 12/31/2010	$ 9.06	$ 9.55	9,450.0
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.08	$ 11.42	18,571.2688
1/1/2006 to 12/31/2006	$ 11.42	$ 12.50	31,120.6888
1/1/2007 to 12/31/2007	$ 12.50	$ 13.54	62,729.0
1/1/2008 to 12/31/2008	$ 13.54	$ 9.68	66,694.9
1/1/2009 to 12/31/2009	$ 9.68	$ 12.42	437,326.8
1/1/2010 to 12/31/2010	$ 12.42	$ 13.78	68,107.8
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$ 10.54	$ 10.41	63,712.2
1/1/2008 to 12/31/2008	$ 10.41	$ 4.77	115,591.0
1/1/2009 to 12/31/2009	$ 4.77	$ 6.31	108,468.1
1/1/2010 to 12/31/2010	$ 6.31	$ 6.43	107,003.8
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.37	$ 11.82	370,711.7082
1/1/2006 to 12/31/2006	$ 11.82	$ 13.24	789,338.7983
1/1/2007 to 12/31/2007	$ 13.24	$ 13.35	308,583.1
1/1/2008 to 12/31/2008	$ 13.35	$ 8.61	340,311.2
1/1/2009 to 12/31/2009	$ 8.61	$ 12.03	68,614.2
1/1/2010 to 12/31/2010	$ 12.03	$ 15.00	60,721.9
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$ 11.14	$ 11.30	5,075.168
1/1/2006 to 12/31/2006	$ 11.30	$ 13.50	22,707.4995
1/1/2007 to 12/31/2007	$ 13.50	$ 12.71	27,861.0
1/1/2008 to 12/31/2008	$ 12.71	$ 7.28	33,784.5
1/1/2009 to 12/31/2009	$ 7.28	$ 8.55	35,592.7
1/1/2010 to 12/31/2010	$ 8.55	$ 9.38	34,153.8
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.26	36,099.6
1/1/2008 to 12/31/2008	$ 10.26	$ 6.45	92,539.5
1/1/2009 to 12/31/2009	$ 6.45	$ 7.17	102,010.8
1/1/2010 to 12/31/2010	$ 7.17	$ 8.00	86,081.1
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.65	$ 12.15	61,452.2574
1/1/2006 to 12/31/2006	$ 12.15	$ 14.20	119,561.9684
1/1/2007 to 12/31/2007	$ 14.20	$ 14.85	178,724.6
1/1/2008 to 12/31/2008	$ 14.85	$ 10.76	168,241.3
1/1/2009 to 12/31/2009	$ 10.76	$ 13.14	150,191.8
1/1/2010 to 12/31/2010	$ 13.14	$ 16.18	130,009.7
Allianz NFJ Renaissance Fund
3/4/2005 to 12/31/2005	$ 10.98	$ 10.74	8,457.0628
1/1/2006 to 12/31/2006	$ 10.74	$ 11.85	10,307.1353
1/1/2007 to 12/31/2007	$ 11.85	$ 12.33	7,856.4
1/1/2008 to 12/31/2008	$ 12.33	$ 7.29	4,363.4
1/1/2009 to 12/31/2009	$ 7.29	$ 9.59	4,303.1
1/1/2010 to 12/31/2010	$ 9.59	$ 11.39	2,706.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$ 10.83	$ 10.72	12,565.4106
1/1/2006 to 12/31/2006	$ 10.72	$ 12.61	24,653.9815
1/1/2007 to 12/31/2007	$ 12.61	$ 12.60	3,885.7
1/1/2008 to 12/31/2008	$ 12.60	$ 9.90	3,676.0
1/1/2009 to 12/31/2009	$ 9.90	$ 10.93	3,482.5
1/1/2010 to 12/31/2010	$ 10.93	$ 12.17	1,343.5
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$ 10.77	$ 11.00	12,475.4225
1/1/2006 to 12/31/2006	$ 11.00	$ 10.46	5,597.6976
1/1/2007 to 12/31/2007	$ 10.46	$ 12.53	5,309.1
1/1/2008 to 12/31/2008	$ 12.53	$ 7.17	5,279.9
1/1/2009 to 12/31/2009	$ 7.17	$ 9.54	5,240.4
1/1/2010 to 12/31/2010	$ 9.54	$ 10.94	5,158.4
American Funds® – Bond Fund of America®
3/4/2005 to 12/31/2005	$ 10.19	$ 10.24	465,526.12
1/1/2006 to 12/31/2006	$ 10.24	$ 10.69	1,805,270.887
1/1/2007 to 12/31/2007	$ 10.69	$ 10.89	2,545,318.6
1/1/2008 to 12/31/2008	$ 10.89	$ 9.42	2,166,094.7
1/1/2009 to 12/31/2009	$ 9.42	$ 10.67	1,891,978.6
1/1/2010 to 12/31/2010	$ 10.67	$ 11.28	617,019.6
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$ 11.77	$ 13.51	506,290.1806
1/1/2006 to 12/31/2006	$ 13.51	$ 16.22	1,473,625.938
1/1/2007 to 12/31/2007	$ 16.22	$ 19.02	2,232,135.5
1/1/2008 to 12/31/2008	$ 19.02	$ 11.14	2,462,414.2
1/1/2009 to 12/31/2009	$ 11.14	$ 15.28	2,847,731.5
1/1/2010 to 12/31/2010	$ 15.28	$ 16.47	582,062.4
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$ 11.01	$ 12.30	1,195,999.121
1/1/2006 to 12/31/2006	$ 12.30	$ 13.45	2,767,851.769
1/1/2007 to 12/31/2007	$ 13.45	$ 14.71	2,367,934.1
1/1/2008 to 12/31/2008	$ 14.71	$ 8.83	3,067,712.8
1/1/2009 to 12/31/2009	$ 8.83	$ 11.71	1,400,663.4
1/1/2010 to 12/31/2010	$ 11.71	$ 12.97	1,194,396.0
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$ 10.89	$ 10.93	248,510.6691
1/1/2006 to 12/31/2006	$ 10.93	$ 12.95	502,056.2428
1/1/2007 to 12/31/2007	$ 12.95	$ 13.24	781,294.5
1/1/2008 to 12/31/2008	$ 13.24	$ 9.27	681,368.8
1/1/2009 to 12/31/2009	$ 9.27	$ 11.37	579,855.8
1/1/2010 to 12/31/2010	$ 11.37	$ 12.54	499,531.7
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$ 10.91	$ 11.29	256,292.5403
1/1/2006 to 12/31/2006	$ 11.29	$ 12.90	517,539.9759
1/1/2007 to 12/31/2007	$ 12.90	$ 13.46	723,412.7
1/1/2008 to 12/31/2008	$ 13.46	$ 8.65	715,135.7
1/1/2009 to 12/31/2009	$ 8.65	$ 10.85	666,935.2
1/1/2010 to 12/31/2010	$ 10.85	$ 11.85	575,689.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.97	$ 11.03	25,327.0315
1/1/2006 to 12/31/2006	$ 11.03	$ 13.31	52,057.5173
1/1/2007 to 12/31/2007	$ 13.31	$ 13.24	676,258.9
1/1/2008 to 12/31/2008	$ 13.24	$ 8.27	637,816.6
1/1/2009 to 12/31/2009	$ 8.27	$ 10.64	1,478,253.3
1/1/2010 to 12/31/2010	$ 10.64	$ 11.81	133,259.8
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$ 10.08	$ 10.09	25,638.1204
1/1/2006 to 12/31/2006	$ 10.09	$ 10.34	124,260.2361
1/1/2007 to 12/31/2007	$ 10.34	$ 10.64	142,224.9
1/1/2008 to 12/31/2008	$ 10.64	$ 9.28	123,184.5
1/1/2009 to 12/31/2009	$ 9.28	$ 10.60	127,363.9
1/1/2010 to 12/31/2010	$ 10.60	$ 11.46	134,613.3
BlackRock Capital Appreciation Fund, Inc.(1)
3/4/2005 to 12/31/2005	$ 10.84	$ 11.61	11,633.2877
1/1/2006 to 12/31/2006	$ 11.61	$ 11.87	49,724.6754
1/1/2007 to 12/31/2007	$ 11.87	$ 14.03	1,279,467.6
1/1/2008 to 12/31/2008	$ 14.03	$ 8.41	1,679,911.7
1/1/2009 to 12/31/2009	$ 8.41	$ 11.32	1,690,448.5
1/1/2010 to 12/31/2010	$ 11.32	$ 13.31	2,093,799.6
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.21	$ 11.86	247,551.971
1/1/2006 to 12/31/2006	$ 11.86	$ 13.56	664,724.4151
1/1/2007 to 12/31/2007	$ 13.56	$ 15.60	1,287,700.5
1/1/2008 to 12/31/2008	$ 15.60	$ 12.21	1,498,016.9
1/1/2009 to 12/31/2009	$ 12.21	$ 14.64	1,510,490.1
1/1/2010 to 12/31/2010	$ 14.64	$ 15.85	1,642,998.5
BlackRock Global Growth Fund, Inc.
5/1/2008 to 12/31/2008	$ 10.46	$ 6.06	0.0
1/1/2009 to 12/31/2009	$ 6.06	$ 8.13	1,252.2
1/1/2010 to 12/31/2010	$ 8.13	$ 8.91	16,235.4
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.66	$ 12.59	43,655.2268
1/1/2006 to 12/31/2006	$ 12.59	$ 14.67	71,657.2243
1/1/2007 to 12/31/2007	$ 14.67	$ 16.82	32,585.9
1/1/2008 to 12/31/2008	$ 16.82	$ 10.32	22,603.8
1/1/2009 to 12/31/2009	$ 10.32	$ 13.70	20,879.2
1/1/2010 to 12/31/2010	$ 13.70	$ 15.98	15,692.7
BlackRock Government Income Fund
10/13/2006 to 12/31/2006	$ 10.23	$ 10.38	6,689.4963
1/1/2007 to 12/31/2007	$ 10.38	$ 10.64	13,061.4
1/1/2008 to 12/31/2008	$ 10.64	$ 11.09	43,471.0
1/1/2009 to 12/31/2009	$ 11.09	$ 10.92	33,124.6
1/1/2010 to 12/31/2010	$ 10.92	$ 11.72	28,754.2
BlackRock High Income Fund
5/1/2007 to 12/31/2007	$ 10.15	$ 9.77	255.2
1/1/2008 to 12/31/2008	$ 9.77	$ 6.52	7,730.1
1/1/2009 to 12/31/2009	$ 6.52	$ 10.11	9,327.7
1/1/2010 to 12/31/2010	$ 10.11	$ 11.83	279,918.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$ 11.84	$ 12.75	5,352.6988
1/1/2006 to 12/31/2006	$ 12.75	$ 15.80	25,893.482
1/1/2007 to 12/31/2007	$ 15.80	$ 17.14	12,414.3
1/1/2008 to 12/31/2008	$ 17.14	$ 9.73	12,304.2
1/1/2009 to 12/31/2009	$ 9.73	$ 12.27	11,536.5
1/1/2010 to 12/31/2010	$ 12.27	$ 12.95	11,020.0
BlackRock International Value Fund
5/1/2007 to 12/31/2007	$ 10.52	$ 10.85	13,334.4
1/1/2008 to 12/31/2008	$ 10.85	$ 6.10	17,903.8
1/1/2009 to 12/31/2009	$ 6.10	$ 7.72	16,110.5
1/1/2010 to 12/31/2010	$ 7.72	$ 8.05	25,038.7
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$ 11.59	$ 12.45	111,297.3315
1/1/2006 to 12/31/2006	$ 12.45	$ 13.84	246,932.9104
1/1/2007 to 12/31/2007	$ 13.84	$ 14.30	370,732.6
1/1/2008 to 12/31/2008	$ 14.30	$ 8.81	308,435.1
1/1/2009 to 12/31/2009	$ 8.81	$ 10.46	301,501.4
1/1/2010 to 12/31/2010	$ 10.46	$ 11.45	277,370.7
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$ 11.20	$ 12.25	52,044.6375
1/1/2006 to 12/31/2006	$ 12.25	$ 12.85	79,632.6977
1/1/2007 to 12/31/2007	$ 12.85	$ 13.69	107,977.1
1/1/2008 to 12/31/2008	$ 13.69	$ 8.51	125,143.9
1/1/2009 to 12/31/2009	$ 8.51	$ 10.98	1,675,506.3
1/1/2010 to 12/31/2010	$ 10.98	$ 12.12	184,432.5
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.68	$ 12.51	303,036.8474
1/1/2006 to 12/31/2006	$ 12.51	$ 14.28	137,858.9049
1/1/2007 to 12/31/2007	$ 14.28	$ 14.75	238,976.6
1/1/2008 to 12/31/2008	$ 14.75	$ 9.35	207,423.9
1/1/2009 to 12/31/2009	$ 9.35	$ 10.51	183,701.3
1/1/2010 to 12/31/2010	$ 10.51	$ 11.44	169,025.9
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$ 11.20	$ 11.61	4,013.4993
1/1/2006 to 12/31/2006	$ 11.61	$ 13.40	10,667.329
1/1/2007 to 12/31/2007	$ 13.40	$ 12.93	8,092.1
1/1/2008 to 12/31/2008	$ 12.93	$ 8.38	7,578.6
1/1/2009 to 12/31/2009	$ 8.38	$ 10.44	4,020.9
1/1/2010 to 12/31/2010	$ 10.44	$ 13.01	3,984.7
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$ 10.97	$ 11.18	274,841.5977
1/1/2006 to 12/31/2006	$ 11.18	$ 12.69	291,527.7961
1/1/2007 to 12/31/2007	$ 12.69	$ 13.13	225,945.8
1/1/2008 to 12/31/2008	$ 13.13	$ 8.11	196,588.7
1/1/2009 to 12/31/2009	$ 8.11	$ 10.06	164,577.5
1/1/2010 to 12/31/2010	$ 10.06	$ 11.35	136,733.7
BlackRock Short-Term Bond Fund
3/4/2005 to 12/31/2005	$ 9.97	$ 9.99	187,806.0936
1/1/2006 to 12/31/2006	$ 9.99	$ 10.24	95,799.61
1/1/2007 to 12/31/2007	$ 10.24	$ 10.42	20,097.1
1/1/2008 to 12/31/2008	$ 10.42	$ 9.53	14,225.5
1/1/2009 to 12/31/2009	$ 9.53	$ 10.60	12,942.2
1/1/2010 to 12/31/2010	$ 10.60	$ 10.98	12,150.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.01	$ 11.93	14,496.9774
1/1/2006 to 12/31/2006	$ 11.93	$ 13.18	22,054.041
1/1/2007 to 12/31/2007	$ 13.18	$ 12.81	24,196.4
1/1/2008 to 12/31/2008	$ 12.81	$ 7.42	25,938.3
1/1/2009 to 12/31/2009	$ 7.42	$ 9.33	30,915.6
1/1/2010 to 12/31/2010	$ 9.33	$ 11.80	28,647.1
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.88	$ 11.79	194,806.8269
1/1/2006 to 12/31/2006	$ 11.79	$ 15.10	405,448.8689
1/1/2007 to 12/31/2007	$ 15.10	$ 11.85	393,326.2
1/1/2008 to 12/31/2008	$ 11.85	$ 7.47	19,475.6
1/1/2009 to 12/31/2009	$ 7.47	$ 10.11	17,811.0
1/1/2010 to 12/31/2010	$ 10.11	$ 12.62	12,624.8
Columbia Acorn USA
3/4/2005 to 12/31/2005	$ 11.61	$ 12.63	231,285.6372
1/1/2006 to 12/31/2006	$ 12.63	$ 13.44	833,724.6638
1/1/2007 to 12/31/2007	$ 13.44	$ 13.67	194,258.4
1/1/2008 to 12/31/2008	$ 13.67	$ 8.17	488,956.2
1/1/2009 to 12/31/2009	$ 8.17	$ 11.36	422,776.8
1/1/2010 to 12/31/2010	$ 11.36	$ 13.74	371,474.1
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$ 10.66	$ 11.29	24,523.5
1/1/2008 to 12/31/2008	$ 11.29	$ 6.00	64,252.8
1/1/2009 to 12/31/2009	$ 6.00	$ 8.89	60,651.1
1/1/2010 to 12/31/2010	$ 8.89	$ 10.71	1,012,526.4
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$ 10.09	$ 10.32	65,649.1317
1/1/2007 to 12/31/2007	$ 10.32	$ 11.59	2,489,287.7
1/1/2008 to 12/31/2008	$ 11.59	$ 6.62	3,177,037.5
1/1/2009 to 12/31/2009	$ 6.62	$ 8.42	280,068.9
1/1/2010 to 12/31/2010	$ 8.42	$ 9.92	254,090.6
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.19	$ 11.83	246,225.0412
1/1/2006 to 12/31/2006	$ 11.83	$ 13.43	1,220,964.807
1/1/2007 to 12/31/2007	$ 13.43	$ 13.89	799,406.0
1/1/2008 to 12/31/2008	$ 13.89	$ 8.21	809,072.4
1/1/2009 to 12/31/2009	$ 8.21	$ 10.69	2,138,422.8
1/1/2010 to 12/31/2010	$ 10.69	$ 11.81	773,812.6
Delaware Smid Cap Growth Fund(2)
10/8/2010 to 12/31/2010	$ 10.00	$ 11.32	46,608.3
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.08	$ 10.97	553,107.9904
1/1/2006 to 12/31/2006	$ 10.97	$ 12.57	827,311.2425
1/1/2007 to 12/31/2007	$ 12.57	$ 13.20	1,085,252.3
1/1/2008 to 12/31/2008	$ 13.20	$ 8.80	1,400,413.4
1/1/2009 to 12/31/2009	$ 8.80	$ 10.49	58,311.7
1/1/2010 to 12/31/2010	$ 10.49	$ 11.92	946,402.2
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$ 10.14	$ 10.37	319,283.9996
1/1/2006 to 12/31/2006	$ 10.37	$ 10.86	894,536.747
1/1/2007 to 12/31/2007	$ 10.86	$ 10.89	81,763.1
1/1/2008 to 12/31/2008	$ 10.89	$ 7.46	46,210.4
1/1/2009 to 12/31/2009	$ 7.46	$ 10.75	44,575.6
1/1/2010 to 12/31/2010	$ 10.75	$ 11.58	54,383.9

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$ 10.58	$ 10.80	746,949.6
1/1/2008 to 12/31/2008	$ 10.80	$ 6.97	742,518.8
1/1/2009 to 12/31/2009	$ 6.97	$ 8.04	1,848,582.1
1/1/2010 to 12/31/2010	$ 8.04	$ 8.72	2,684,963.4
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 11.02	$ 10.93	3,793.9907
1/1/2006 to 12/31/2006	$ 10.93	$ 12.50	7,256.543
1/1/2007 to 12/31/2007	$ 12.50	$ 13.63	995,180.4
1/1/2008 to 12/31/2008	$ 13.63	$ 9.54	1,244,657.9
1/1/2009 to 12/31/2009	$ 9.54	$ 10.73	1,498,252.7
1/1/2010 to 12/31/2010	$ 10.73	$ 11.90	38,676.2
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$ 11.34	$ 12.47	48,393.5114
1/1/2006 to 12/31/2006	$ 12.47	$ 14.08	117,610.068
1/1/2007 to 12/31/2007	$ 14.08	$ 16.85	531,157.8
1/1/2008 to 12/31/2008	$ 16.85	$ 9.59	437,036.4
1/1/2009 to 12/31/2009	$ 9.59	$ 12.26	396,906.1
1/1/2010 to 12/31/2010	$ 12.26	$ 14.33	175,957.9
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$ 10.67	$ 11.21	0.0
1/1/2006 to 12/31/2006	$ 11.21	$ 11.77	533.5295
1/1/2007 to 12/31/2007	$ 11.77	$ 14.65	1,869.3
1/1/2008 to 12/31/2008	$ 14.65	$ 7.66	1,852.1
1/1/2009 to 12/31/2009	$ 7.66	$ 9.66	1,827.3
1/1/2010 to 12/31/2010	$ 9.66	$ 11.76	1,806.9
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.38	$ 10.45	1,898,614.8
1/1/2010 to 12/31/2010	$ 10.45	$ 10.90	137,487.3
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.72	251,585.8
1/1/2010 to 12/31/2010	$ 12.72	$ 15.74	49,549.9
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$ 10.34	$ 10.53	637,805.4027
1/1/2007 to 12/31/2007	$ 10.53	$ 10.09	18,958.6
1/1/2008 to 12/31/2008	$ 10.09	$ 9.92	23,622.5
1/1/2009 to 12/31/2009	$ 9.92	$ 9.74	30,119.7
1/1/2010 to 12/31/2010	$ 9.74	$ 9.17	27,998.1
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$ 10.19	$ 10.95	4,276.1
1/1/2008 to 12/31/2008	$ 10.95	$ 6.12	10,488.0
1/1/2009 to 12/31/2009	$ 6.12	$ 8.37	18,493.8
1/1/2010 to 12/31/2010	$ 8.37	$ 11.04	16,614.7
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.15	$ 11.25	28,803.0673
1/1/2006 to 12/31/2006	$ 11.25	$ 13.04	528,186.6501
1/1/2007 to 12/31/2007	$ 13.04	$ 13.32	660,592.3
1/1/2008 to 12/31/2008	$ 13.32	$ 8.25	638,551.9
1/1/2009 to 12/31/2009	$ 8.25	$ 9.71	77,721.5
1/1/2010 to 12/31/2010	$ 9.71	$ 10.94	85,157.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.45	$ 10.40	88,753.4027
1/1/2006 to 12/31/2006	$ 10.40	$ 11.26	143,900.8163
1/1/2007 to 12/31/2007	$ 11.26	$ 11.69	188,012.9
1/1/2008 to 12/31/2008	$ 11.69	$ 9.19	174,585.4
1/1/2009 to 12/31/2009	$ 9.19	$ 12.27	151,353.8
1/1/2010 to 12/31/2010	$ 12.27	$ 13.66	141,535.9
Lord Abbett Mid-Cap Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.46	$ 12.02	141,256.292
1/1/2006 to 12/31/2006	$ 12.02	$ 13.31	235,992.8106
1/1/2007 to 12/31/2007	$ 13.31	$ 13.19	493,968.6
1/1/2008 to 12/31/2008	$ 13.19	$ 7.87	277,144.2
1/1/2009 to 12/31/2009	$ 7.87	$ 9.83	270,839.2
1/1/2010 to 12/31/2010	$ 9.83	$ 12.17	233,545.6
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$ 10.00	$ 10.11	70,289.5894
1/1/2006 to 12/31/2006	$ 10.11	$ 10.41	266,957.8668
1/1/2007 to 12/31/2007	$ 10.41	$ 10.75	63,083.0
1/1/2008 to 12/31/2008	$ 10.75	$ 10.87	373,091.8
1/1/2009 to 12/31/2009	$ 10.87	$ 10.74	233,427.5
1/1/2010 to 12/31/2010	$ 10.74	$ 10.59	102,343.7
Managers Cadence Capital Appreciation Fund(3)
6/30/2009 to 12/31/2009	$ 10.00	$ 7.93	0
1/1/2010 to 12/31/2010	$ 7.93	$ 9.03	0
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 10.74	$ 11.15	7,816.9598
1/1/2006 to 12/31/2006	$ 11.15	$ 11.81	14,973.6613
1/1/2007 to 12/31/2007	$ 11.81	$ 13.24	28,035.8
1/1/2008 to 12/31/2008	$ 13.24	$ 7.06	18,254.7
1/1/2009 to 12/31/2009	$ 7.06	$ 9.99	10,937.1
1/1/2010 to 12/31/2010	$ 9.99	$ 10.75	10,151.4
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$ 10.95	$ 11.30	1172.5004
1/1/2006 to 12/31/2006	$ 11.30	$ 12.80	1218.2658
1/1/2007 to 12/31/2007	$ 12.80	$ 13.14	3823.5
1/1/2008 to 12/31/2008	$ 13.14	$ 7.93	4158.8
1/1/2009 to 12/31/2009	$ 7.93	$ 10.07	5,663.0
1/1/2010 to 12/31/2010	$ 10.07	$ 11.49	5,283.9
Oppenheimer Main Street Small -& Mid-Cap Fund®(4)
3/4/2005 to 12/31/2005	$ 11.52	$ 12.38	91,202.6217
1/1/2006 to 12/31/2006	$ 12.38	$ 13.98	12,357.5175
1/1/2007 to 12/31/2007	$ 13.98	$ 13.57	24,516.8
1/1/2008 to 12/31/2008	$ 13.57	$ 8.25	16,793.1
1/1/2009 to 12/31/2009	$ 8.25	$ 11.14	23,127.6
1/1/2010 to 12/31/2010	$ 11.14	$ 13.52	17,991.6
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$ 10.59	$ 11.46	255,684.9932
1/1/2006 to 12/31/2006	$ 11.46	$ 10.91	628,165.69
1/1/2007 to 12/31/2007	$ 10.91	$ 13.24	897,198.1
1/1/2008 to 12/31/2008	$ 13.24	$ 7.35	803,928.5
1/1/2009 to 12/31/2009	$ 7.35	$ 10.10	583,587.9
1/1/2010 to 12/31/2010	$ 10.10	$ 12.30	510,101.6

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$ 10.02	$ 10.51	33,690.3
1/1/2008 to 12/31/2008	$ 10.51	$ 10.18	34,780.0
1/1/2009 to 12/31/2009	$ 10.18	$ 11.34	58,105.5
1/1/2010 to 12/31/2010	$ 11.34	$ 11.68	699,482.2
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$ 10.23	$ 10.32	49,941.6276
1/1/2006 to 12/31/2006	$ 10.32	$ 10.15	114,366.2258
1/1/2007 to 12/31/2007	$ 10.15	$ 11.12	1,203,876.1
1/1/2008 to 12/31/2008	$ 11.12	$ 10.21	1,484,196.8
1/1/2009 to 12/31/2009	$ 10.21	$ 11.92	917,100.8
1/1/2010 to 12/31/2010	$ 11.92	$ 12.61	1,017,120.1
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$ 10.07	$ 10.18	1,164,164.309
1/1/2006 to 12/31/2006	$ 10.18	$ 10.39	2,425,658.639
1/1/2007 to 12/31/2007	$ 10.39	$ 11.12	3,869,614.5
1/1/2008 to 12/31/2008	$ 11.12	$ 11.43	5,643,841.7
1/1/2009 to 12/31/2009	$ 11.43	$ 12.78	4,893,857.5
1/1/2010 to 12/31/2010	$ 12.78	$ 13.65	3,815,145.9
Pioneer Fund
3/4/2005 to 12/31/2005	$ 11.13	$ 11.46	395,474.2309
1/1/2006 to 12/31/2006	$ 11.46	$ 13.15	1,461,074.771
1/1/2007 to 12/31/2007	$ 13.15	$ 13.57	35,749.1
1/1/2008 to 12/31/2008	$ 13.57	$ 8.77	35,685.4
1/1/2009 to 12/31/2009	$ 8.77	$ 10.74	30,597.3
1/1/2010 to 12/31/2010	$ 10.74	$ 12.26	72,574.7
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$ 10.44	$ 10.40	22,819.6505
1/1/2006 to 12/31/2006	$ 10.40	$ 11.34	57,849.5398
1/1/2007 to 12/31/2007	$ 11.34	$ 11.95	73,277.3
1/1/2008 to 12/31/2008	$ 11.95	$ 7.42	56,618.5
1/1/2009 to 12/31/2009	$ 7.42	$ 11.86	277,736.8
1/1/2010 to 12/31/2010	$ 11.86	$ 13.75	52,156.8
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$ 11.03	$ 11.92	37,595.3628
1/1/2007 to 12/31/2007	$ 11.92	$ 16.68	78,308.5
1/1/2008 to 12/31/2008	$ 16.68	$ 6.74	109,540.7
1/1/2009 to 12/31/2009	$ 6.74	$ 11.52	440,742.4
1/1/2010 to 12/31/2010	$ 11.52	$ 13.19	107,188.1
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$ 11.58	$ 6.33	315,545.0
1/1/2009 to 12/31/2009	$ 6.33	$ 8.11	318,228.1
1/1/2010 to 12/31/2010	$ 8.11	$ 10.26	26,392.8
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.32	6,292.9
1/1/2010 to 12/31/2010	$ 11.32	$ 13.35	6,467.3
Seligman Capital Fund(5)
5/1/2007 to 12/31/2007	$ 10.56	$ 11.08	220.2
1/1/2008 to 12/31/2008	$ 11.08	$ 5.63	440.1
1/1/2009 to 12/31/2009	$ 5.63	$ 8.31	381.6
1/1/2010 to 12/31/2010	$ 8.31	$ 10.48	344.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$ 11.72	$ 12.39	75,259.5238
1/1/2006 to 12/31/2006	$ 12.39	$ 14.65	155,161.7454
1/1/2007 to 12/31/2007	$ 14.65	$ 16.93	227,632.4
1/1/2008 to 12/31/2008	$ 16.93	$ 8.99	257,259.0
1/1/2009 to 12/31/2009	$ 8.99	$ 13.27	226,768.6
1/1/2010 to 12/31/2010	$ 13.27	$ 14.20	2,665,272.4
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.52	$ 11.92	228,092.9878
1/1/2006 to 12/31/2006	$ 11.92	$ 14.32	99,121.6628
1/1/2007 to 12/31/2007	$ 14.32	$ 14.42	171,119.5
1/1/2008 to 12/31/2008	$ 14.42	$ 8.03	158,309.6
1/1/2009 to 12/31/2009	$ 8.03	$ 10.36	147,793.8
1/1/2010 to 12/31/2010	$ 10.36	$ 10.98	133,923.6
Transamerica WMC Diversified Growth
5/1/2008 to 12/31/2008	$ 10.84	$ 6.21	0.0
1/1/2009 to 12/31/2009	$ 6.21	$ 7.92	0.0
1/1/2010 to 12/31/2010	$ 7.92	$ 9.11	3,059,621.2
Transamerica AEGON Flexible Income(6)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	20,578.1
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	31,096.2
Transamerica Morgan Stanley Growth Opportunities(7)
5/1/2008 to 12/31/2008	$ 10.65	$ 6.74	0.0
1/1/2009 to 12/31/2009	$ 6.74	$ 8.97	0.0
1/1/2010 to 12/31/2010	$ 8.97	$ 11.92	892,725.7
Transamerica Systematic Small/Mid Cap Value(8)
5/1/2008 to 12/31/2008	$ 10.39	$ 6.32	11,129.0
1/1/2009 to 12/31/2009	$ 6.32	$ 8.88	16,011.5
1/1/2010 to 12/31/2010	$ 8.88	$ 11.33	328,099.2
Invesco Van Kampen Comstock Fund(9)
3/4/2005 to 12/31/2005	$ 11.02	$ 11.20	588,296.2328
1/1/2006 to 12/31/2006	$ 11.20	$ 12.81	232,358.9225
1/1/2007 to 12/31/2007	$ 12.81	$ 12.38	244,053.6
1/1/2008 to 12/31/2008	$ 12.38	$ 7.82	227,252.0
1/1/2009 to 12/31/2009	$ 7.82	$ 9.98	212,212.2
1/1/2010 to 12/31/2010	$ 9.98	$ 11.38	2,063,746.6

Class L

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Basic Value Fund
6/23/2008 to 12/31/2008	$ 10.89	$ 6.04	0.0
1/1/2009 to 12/31/2009	$ 6.04	$ 9.01	0.0
1/1/2010 to 12/31/2010	$ 9.01	$ 9.49	0.0
Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 12.99	$ 9.64	21,948.9
1/1/2009 to 12/31/2009	$ 9.64	$ 12.35	135,752.6
1/1/2010 to 12/31/2010	$ 12.35	$ 13.69	32,136.2
AllianceBernstein International Value Fund
6/23/2008 to 12/31/2008	$ 8.97	$ 4.76	54,477.4
1/1/2009 to 12/31/2009	$ 4.76	$ 6.29	60,359.3
1/1/2010 to 12/31/2010	$ 6.29	$ 6.40	62,613.6
AllianceBernstein Small/Mid Cap Value Fund
6/23/2008 to 12/31/2008	$ 12.81	$ 8.57	29,972.3
1/1/2009 to 12/31/2009	$ 8.57	$ 11.97	5,920.0
1/1/2010 to 12/31/2010	$ 11.97	$ 14.91	27,457.9
AllianceBernstein Value Fund
6/23/2008 to 12/31/2008	$ 10.61	$ 7.25	0.0
1/1/2009 to 12/31/2009	$ 7.25	$ 8.50	263.9
1/1/2010 to 12/31/2010	$ 8.50	$ 9.33	2,205.9
Allianz NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$ 9.35	$ 6.44	73,268.8
1/1/2009 to 12/31/2009	$ 6.44	$ 7.15	127,293.1
1/1/2010 to 12/31/2010	$ 7.15	$ 7.97	133,292.7
Allianz NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$ 14.93	$ 10.71	25,117.0
1/1/2009 to 12/31/2009	$ 10.71	$ 13.07	27,416.2
1/1/2010 to 12/31/2010	$ 13.07	$ 16.08	28,333.6
Allianz NFJ Renaissance Fund
6/23/2008 to 12/31/2008	$ 11.28	$ 7.25	0.0
1/1/2009 to 12/31/2009	$ 7.25	$ 9.54	0.0
1/1/2010 to 12/31/2010	$ 9.54	$ 11.32	0.0
American Century Equity Income Fund
6/23/2008 to 12/31/2008	$ 11.45	$ 9.86	0.0
1/1/2009 to 12/31/2009	$ 9.86	$ 10.87	0.0
1/1/2010 to 12/31/2010	$ 10.87	$ 12.10	0.0
American Century Ultra® Fund
6/23/2008 to 12/31/2008	$ 11.12	$ 7.14	0.0
1/1/2009 to 12/31/2009	$ 7.14	$ 9.49	0.0
1/1/2010 to 12/31/2010	$ 9.49	$ 10.87	0.0
American Funds® – Bond Fund of America®
6/23/2008 to 12/31/2008	$ 10.64	$ 9.38	253,361.4
1/1/2009 to 12/31/2009	$ 9.38	$ 10.61	760,712.6
1/1/2010 to 12/31/2010	$ 10.61	$ 11.21	147,911.4
American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$ 16.99	$ 11.09	297,777.1
1/1/2009 to 12/31/2009	$ 11.09	$ 15.20	801,959.4
1/1/2010 to 12/31/2010	$ 15.20	$ 16.37	129,124.9
American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$ 13.86	$ 8.79	380,176.4
1/1/2009 to 12/31/2009	$ 8.79	$ 11.65	411,582.0
1/1/2010 to 12/31/2010	$ 11.65	$ 12.89	371,154.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$ 12.07	$ 9.23	28,323.6
1/1/2009 to 12/31/2009	$ 9.23	$ 11.31	82,544.0
1/1/2010 to 12/31/2010	$ 11.31	$ 12.47	86,093.0
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$ 12.02	$ 8.62	38,943.9
1/1/2009 to 12/31/2009	$ 8.62	$ 10.79	71,529.3
1/1/2010 to 12/31/2010	$ 10.79	$ 11.77	75,012.0
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.83	$ 8.24	92,459.1
1/1/2009 to 12/31/2009	$ 8.24	$ 10.58	603,457.8
1/1/2010 to 12/31/2010	$ 10.58	$ 11.74	34,342.7
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$ 10.34	$ 9.24	4,007.8
1/1/2009 to 12/31/2009	$ 9.24	$ 10.54	44,835.3
1/1/2010 to 12/31/2010	$ 10.54	$ 11.39	42,427.5
BlackRock Capital Appreciation Fund, Inc.(1)
6/23/2008 to 12/31/2008	$ 12.95	$ 8.37	211,127.7
1/1/2009 to 12/31/2009	$ 8.37	$ 11.26	601,181.3
1/1/2010 to 12/31/2010	$ 11.26	$ 13.23	834,307.6
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$ 15.10	$ 12.16	280,891.0
1/1/2009 to 12/31/2009	$ 12.16	$ 14.56	1,229,966.4
1/1/2010 to 12/31/2010	$ 14.56	$ 15.75	1,308,724.8
BlackRock Global Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 9.82	$ 6.05	14,465.5
1/1/2009 to 12/31/2009	$ 6.05	$ 8.12	57,112.3
1/1/2010 to 12/31/2010	$ 8.12	$ 8.88	78,272.0
BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$ 16.16	$ 10.28	0.0
1/1/2009 to 12/31/2009	$ 10.28	$ 13.63	0.0
1/1/2010 to 12/31/2010	$ 13.63	$ 15.88	0.0
BlackRock Government Income Fund
6/23/2008 to 12/31/2008	$ 10.45	$ 11.06	10,768.7
1/1/2009 to 12/31/2009	$ 11.06	$ 10.89	41,666.7
1/1/2010 to 12/31/2010	$ 10.89	$ 11.67	47,091.8
BlackRock High Income Fund
6/23/2008 to 12/31/2008	$ 9.56	$ 6.51	3,320.3
1/1/2009 to 12/31/2009	$ 6.51	$ 10.08	16,405.6
1/1/2010 to 12/31/2010	$ 10.08	$ 11.79	194,746.9
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$ 15.18	$ 9.69	0.0
1/1/2009 to 12/31/2009	$ 9.69	$ 12.21	0.0
1/1/2010 to 12/31/2010	$ 12.21	$ 12.87	0.0
BlackRock International Value Fund
6/23/2008 to 12/31/2008	$ 9.53	$ 6.09	12,989.5
1/1/2009 to 12/31/2009	$ 6.09	$ 7.70	22,487.4
1/1/2010 to 12/31/2010	$ 7.70	$ 8.02	30,197.2
BlackRock Short-Term Bond
6/23/2008 to 12/31/2008	$ 10.28	$ 9.49	0.0
1/1/2009 to 12/31/2009	$ 9.49	$ 10.54	0.0
1/1/2010 to 12/31/2010	$ 10.54	$ 10.91	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$ 12.30	$ 8.77	5,490.7
1/1/2009 to 12/31/2009	$ 8.77	$ 10.41	22,416.8
1/1/2010 to 12/31/2010	$ 10.41	$ 11.38	19,997.9
BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$ 12.06	$ 8.47	12,378.7
1/1/2009 to 12/31/2009	$ 8.47	$ 10.92	614,263.5
1/1/2010 to 12/31/2010	$ 10.92	$ 12.04	38,262.5
BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$ 13.14	$ 9.31	6,161.8
1/1/2009 to 12/31/2009	$ 9.31	$ 10.46	13,007.4
1/1/2010 to 12/31/2010	$ 10.46	$ 11.37	35,800.0
BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$ 12.05	$ 8.35	0.0
1/1/2009 to 12/31/2009	$ 8.35	$ 10.39	0.0
1/1/2010 to 12/31/2010	$ 10.39	$ 12.93	0.0
BlackRock S&P 500 Index Fund
6/23/2008 to 12/31/2008	$ 11.75	$ 8.08	5,500.2
1/1/2009 to 12/31/2009	$ 8.08	$ 10.01	63,488.9
1/1/2010 to 12/31/2010	$ 10.01	$ 11.28	64,844.1
BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.99	$ 7.39	927.3
1/1/2009 to 12/31/2009	$ 7.39	$ 9.29	4,952.0
1/1/2010 to 12/31/2010	$ 9.29	$ 11.72	4,386.9
Cohen & Steers Realty Income Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.62	$ 7.43	0.0
1/1/2009 to 12/31/2009	$ 7.43	$ 10.06	0.0
1/1/2010 to 12/31/2010	$ 10.06	$ 12.54	0.0
Columbia Acorn USA
6/23/2008 to 12/31/2008	$ 12.93	$ 8.13	46,477.1
1/1/2009 to 12/31/2009	$ 8.13	$ 11.30	97,908.8
1/1/2010 to 12/31/2010	$ 11.30	$ 13.66	112,826.4
Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$ 10.35	$ 5.99	14,416.2
1/1/2009 to 12/31/2009	$ 5.99	$ 8.87	37,426.9
1/1/2010 to 12/31/2010	$ 8.87	$ 10.67	351,882.1
Columbia Marsico Growth Fund
6/23/2008 to 12/31/2008	$ 10.21	$ 6.60	389,448.9
1/1/2009 to 12/31/2009	$ 6.60	$ 8.39	44,517.1
1/1/2010 to 12/31/2010	$ 8.39	$ 9.87	34,569.4
Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.48	$ 8.18	62,779.1
1/1/2009 to 12/31/2009	$ 8.18	$ 10.63	728,030.0
1/1/2010 to 12/31/2010	$ 10.63	$ 11.74	142,540.4
Delaware Smid Cap Growth Fund(2)
10/8/2010 to 12/31/2010	$ 10.00	$ 11.32	8,875.7
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.16	$ 8.76	204,359.0
1/1/2009 to 12/31/2009	$ 8.76	$ 10.44	25,233.2
1/1/2010 to 12/31/2010	$ 10.44	$ 11.85	442,475.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$ 10.68	$ 7.43	13,309.6
1/1/2009 to 12/31/2009	$ 7.43	$ 10.70	43,022.4
1/1/2010 to 12/31/2010	$ 10.70	$ 11.51	46,184.7
Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$ 10.18	$ 6.96	181,028.4
1/1/2009 to 12/31/2009	$ 6.96	$ 8.02	844,885.0
1/1/2010 to 12/31/2010	$ 8.02	$ 8.69	1,315,341.7
Federated Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.88	$ 9.50	173,014.2
1/1/2009 to 12/31/2009	$ 9.50	$ 10.68	563,293.3
1/1/2010 to 12/31/2010	$ 10.68	$ 11.83	8,382.4
Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$ 14.77	$ 9.55	53,083.4
1/1/2009 to 12/31/2009	$ 9.55	$ 12.20	118,375.2
1/1/2010 to 12/31/2010	$ 12.20	$ 14.24	54,424.7
Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$ 13.34	$ 7.63	0.0
1/1/2009 to 12/31/2009	$ 7.63	$ 9.61	0.0
1/1/2010 to 12/31/2010	$ 9.61	$ 11.69	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.36	$ 10.43	813,141.1
1/1/2010 to 12/31/2010	$ 10.43	$ 10.86	157,442.0
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.71	78,331.2
1/1/2010 to 12/31/2010	$ 12.71	$ 15.72	17,513.1
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$ 10.10	$ 9.89	4,263.9
1/1/2009 to 12/31/2009	$ 9.89	$ 9.71	22,509.1
1/1/2010 to 12/31/2010	$ 9.71	$ 9.12	21,638.1
JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$ 9.47	$ 6.11	765.5
1/1/2009 to 12/31/2009	$ 6.11	$ 8.35	15,005.2
1/1/2010 to 12/31/2010	$ 8.35	$ 10.99	4,459.7
Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.52	$ 8.22	105,225.2
1/1/2009 to 12/31/2009	$ 8.22	$ 9.66	18,673.7
1/1/2010 to 12/31/2010	$ 9.66	$ 10.87	17,624.6
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.54	$ 9.15	2,267.7
1/1/2009 to 12/31/2009	$ 9.15	$ 12.21	45,367.8
1/1/2010 to 12/31/2010	$ 12.21	$ 13.58	52,285.0
Lord Abbett Mid-Cap Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.68	$ 7.84	16,970.8
1/1/2009 to 12/31/2009	$ 7.84	$ 9.78	19,974.7
1/1/2010 to 12/31/2010	$ 9.78	$ 12.09	16,172.5
Ready Assets Prime Money Fund
6/23/2008 to 12/31/2008	$ 10.79	$ 10.82	244,932.2
1/1/2009 to 12/31/2009	$ 10.82	$ 10.68	112,980.3
1/1/2010 to 12/31/2010	$ 10.68	$ 10.52	115,835.3
Managers Cadence Capital Appreciation Fund(3)
6/30/2009 to 12/31/2009	$ 10.00	$ 7.89	7,380.8
1/1/2010 to 12/31/2010	$ 7.89	$ 8.99	6,664.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.42	$ 7.03	3,329.9
1/1/2009 to 12/31/2009	$ 7.03	$ 9.94	11,107.9
1/1/2010 to 12/31/2010	$ 9.94	$ 10.68	3,925.0
Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$ 12.06	$ 7.90	891.3
1/1/2009 to 12/31/2009	$ 7.90	$ 10.02	1,295.2
1/1/2010 to 12/31/2010	$ 10.02	$ 11.42	464.2
Oppenheimer Main Street Small - & Mid-Cap Fund®(4)
6/23/2008 to 12/31/2008	$ 12.70	$ 8.22	0.0
1/1/2009 to 12/31/2009	$ 8.22	$ 11.08	0.0
1/1/2010 to 12/31/2010	$ 11.08	$ 13.44	1,762.1
PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$ 16.68	$ 7.31	94,476.9
1/1/2009 to 12/31/2009	$ 7.31	$ 10.05	171,901.0
1/1/2010 to 12/31/2010	$ 10.05	$ 12.22	155,856.2
PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$ 10.49	$ 10.16	4,781.8
1/1/2009 to 12/31/2009	$ 10.16	$ 11.30	32,249.9
1/1/2010 to 12/31/2010	$ 11.30	$ 11.64	450,348.9
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$ 11.28	$ 10.16	226,849.6
1/1/2009 to 12/31/2009	$ 10.16	$ 11.85	447,363.0
1/1/2010 to 12/31/2010	$ 11.85	$ 12.53	569,758.5
PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$ 11.11	$ 11.39	949,990.5
1/1/2009 to 12/31/2009	$ 11.39	$ 12.71	2,531,179.7
1/1/2010 to 12/31/2010	$ 12.71	$ 13.56	2,157,889.4
Pioneer Fund
6/23/2008 to 12/31/2008	$ 12.46	$ 8.74	0.0
1/1/2009 to 12/31/2009	$ 8.74	$ 10.69	0.0
1/1/2010 to 12/31/2010	$ 10.69	$ 12.18	9,228.5
Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$ 11.76	$ 7.38	2,632.5
1/1/2009 to 12/31/2009	$ 7.38	$ 11.80	135,953.9
1/1/2010 to 12/31/2010	$ 11.80	$ 13.66	25,053.5
Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$ 14.68	$ 6.72	13,945.4
1/1/2009 to 12/31/2009	$ 6.72	$ 11.48	145,425.4
1/1/2010 to 12/31/2010	$ 11.48	$ 13.13	46,034.1
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$ 10.26	$ 6.32	43,869.9
1/1/2009 to 12/31/2009	$ 6.32	$ 8.10	93,981.1
1/1/2010 to 12/31/2010	$ 8.10	$ 10.23	6,675.2
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.32	0.0
1/1/2010 to 12/31/2010	$ 11.32	$ 13.33	0.0
Seligman Capital Fund(5)
6/23/2008 to 12/31/2008	$ 11.13	$ 5.62	2,104.6
1/1/2009 to 12/31/2009	$ 5.62	$ 8.29	26,071.8
1/1/2010 to 12/31/2010	$ 8.29	$ 10.44	24,958.5

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Foreign Fund
6/23/2008 to 12/31/2008	$ 14.41	$ 8.96	12,391.5
1/1/2009 to 12/31/2009	$ 8.96	$ 13.20	42,756.2
1/1/2010 to 12/31/2010	$ 13.20	$ 14.11	898,011.5
Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.20	$ 8.00	4,107.9
1/1/2009 to 12/31/2009	$ 8.00	$ 10.30	4,912.0
1/1/2010 to 12/31/2010	$ 10.30	$ 10.91	7,426.7
Transamerica WMC Diversified Growth
6/23/2008 to 12/31/2008	$ 10.25	$ 6.21	0.0
1/1/2009 to 12/31/2009	$ 6.21	$ 7.90	0.0
1/1/2010 to 12/31/2010	$ 7.90	$ 9.08	1,320,085.5
Transamerica AEGON Flexible Income(6)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	103,801.2
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	93,942.0
Transamerica Morgan Stanley Growth Opportunities(7)
6/23/2008 to 12/31/2008	$ 10.39	$ 6.73	0.0
1/1/2009 to 12/31/2009	$ 6.73	$ 8.95	1,222.0
1/1/2010 to 12/31/2010	$ 8.95	$ 11.88	333,932.8
Transamerica Systematic Small/Mid Cap Value(8)
6/23/2008 to 12/31/2008	$ 10.93	$ 6.32	21,247.0
1/1/2009 to 12/31/2009	$ 6.32	$ 8.87	52,133.8
1/1/2010 to 12/31/2010	$ 8.87	$ 11.30	134,983.0
Invesco Van Kampen Comstock Fund(9)
6/23/2008 to 12/31/2008	$ 10.54	$ 7.79	8,005.7
1/1/2009 to 12/31/2009	$ 7.79	$ 9.93	20,016.6
1/1/2010 to 12/31/2010	$ 9.93	$ 11.31	898,812.2

Class C

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Basic Value Fund
3/4/2005 to 12/31/2005	$ 11.27	$ 11.48	224.0685
1/1/2006 to 12/31/2006	$ 11.48	$ 12.79	221.7122
1/1/2007 to 12/31/2007	$ 12.79	$ 12.72	218.7
1/1/2008 to 12/31/2008	$ 12.72	$ 6.03	0.0
1/1/2009 to 12/31/2009	$ 6.03	$ 8.99	0.0
1/1/2010 to 12/31/2010	$ 8.99	$ 9.46	0.0
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.07	$ 11.39	1,012.9416
1/1/2006 to 12/31/2006	$ 11.39	$ 12.46	1,880.2278
1/1/2007 to 12/31/2007	$ 12.46	$ 13.47	0.0
1/1/2008 to 12/31/2008	$ 13.47	$ 9.62	0.0
1/1/2009 to 12/31/2009	$ 9.62	$ 12.32	27,980.2
1/1/2010 to 12/31/2010	$ 12.32	$ 13.65	1,855.2
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$ 10.53	$ 10.40	49,228.9
1/1/2008 to 12/31/2008	$ 10.40	$ 4.75	54,458.40
1/1/2009 to 12/31/2009	$ 4.75	$ 6.28	49,016.1
1/1/2010 to 12/31/2010	$ 6.28	$ 6.39	46,346.4
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.36	$ 11.80	31,593.8915
1/1/2006 to 12/31/2006	$ 11.80	$ 13.19	77,200.9955
1/1/2007 to 12/31/2007	$ 13.19	$ 13.28	29,137.2
1/1/2008 to 12/31/2008	$ 13.28	$ 8.55	22,238.3
1/1/2009 to 12/31/2009	$ 8.55	$ 11.94	3,699.4
1/1/2010 to 12/31/2010	$ 11.94	$ 14.87	3,631.5
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$ 11.13	$ 11.28	0.0
1/1/2006 to 12/31/2006	$ 11.28	$ 13.46	1,287.7103
1/1/2007 to 12/31/2007	$ 13.46	$ 12.65	1,592.8
1/1/2008 to 12/31/2008	$ 12.65	$ 7.24	0.0
1/1/2009 to 12/31/2009	$ 7.24	$ 8.48	0.0
1/1/2010 to 12/31/2010	$ 8.48	$ 9.30	0.0
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.25	2,744.5
1/1/2008 to 12/31/2008	$ 10.25	$ 6.43	6,764.4
1/1/2009 to 12/31/2009	$ 6.43	$ 7.14	10,098.6
1/1/2010 to 12/31/2010	$ 7.14	$ 7.95	10,595.5
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.65	$ 12.13	39,885.9306
1/1/2006 to 12/31/2006	$ 12.13	$ 14.15	49,402.6214
1/1/2007 to 12/31/2007	$ 14.15	$ 14.77	37,760.4
1/1/2008 to 12/31/2008	$ 14.77	$ 10.69	25,366.7
1/1/2009 to 12/31/2009	$ 10.69	$ 13.04	24,374.5
1/1/2010 to 12/31/2010	$ 13.04	$ 16.03	22,089.9

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Allianz NFJ Renaissance Fund
3/4/2005 to 12/31/2005	$ 10.97	$ 10.72	0.0
1/1/2006 to 12/31/2006	$ 10.72	$ 11.81	0.0
1/1/2007 to 12/31/2007	$ 11.81	$ 12.27	0.0
1/1/2008 to 12/31/2008	$ 12.27	$ 7.24	0.0
1/1/2009 to 12/31/2009	$ 7.24	$ 9.52	0.0
1/1/2010 to 12/31/2010	$ 9.52	$ 11.28	0.0
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$ 10.82	$ 10.70	1,441.8182
1/1/2006 to 12/31/2006	$ 10.70	$ 12.56	1,387.9416
1/1/2007 to 12/31/2007	$ 12.56	$ 12.54	0.0
1/1/2008 to 12/31/2008	$ 12.54	$ 9.84	0.0
1/1/2009 to 12/31/2009	$ 9.84	$ 10.84	0.0
1/1/2010 to 12/31/2010	$ 10.84	$ 12.06	0.0
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$ 10.77	$ 10.98	0.0
1/1/2006 to 12/31/2006	$ 10.98	$ 10.42	521.3921
1/1/2007 to 12/31/2007	$ 10.42	$ 12.47	0.0
1/1/2008 to 12/31/2008	$ 12.47	$ 7.12	0.0
1/1/2009 to 12/31/2009	$ 7.12	$ 9.47	0.0
1/1/2010 to 12/31/2010	$ 9.47	$ 10.84	0.0
American Funds® – Bond Fund of America®
3/4/2005 to 12/31/2005	$ 10.19	$ 10.22	62,002.3891
1/1/2006 to 12/31/2006	$ 10.22	$ 10.65	226,892.4836
1/1/2007 to 12/31/2007	$ 10.65	$ 10.84	270,900.8
1/1/2008 to 12/31/2008	$ 10.84	$ 9.36	171,538.4
1/1/2009 to 12/31/2009	$ 9.36	$ 10.58	152,225.4
1/1/2010 to 12/31/2010	$ 10.58	$ 11.18	54,121.3
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$ 11.76	$ 13.48	43,285.7736
1/1/2006 to 12/31/2006	$ 13.48	$ 16.17	139,148.7486
1/1/2007 to 12/31/2007	$ 16.17	$ 18.92	191,263.8
1/1/2008 to 12/31/2008	$ 18.92	$ 11.07	153,153.0
1/1/2009 to 12/31/2009	$ 11.07	$ 15.16	179593.9
1/1/2010 to 12/31/2010	$ 15.16	$ 16.32	25,074.0
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$ 11.01	$ 12.27	118,410.4242
1/1/2006 to 12/31/2006	$ 12.27	$ 13.40	309,053.9601
1/1/2007 to 12/31/2007	$ 13.40	$ 14.64	203,442.8
1/1/2008 to 12/31/2008	$ 14.64	$ 8.78	196,701.1
1/1/2009 to 12/31/2009	$ 8.78	$ 11.62	79,828.8
1/1/2010 to 12/31/2010	$ 11.62	$ 12.85	72,079.5
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$ 10.88	$ 10.90	27,808.5484
1/1/2006 to 12/31/2006	$ 10.90	$ 12.91	33,197.5044
1/1/2007 to 12/31/2007	$ 12.91	$ 13.18	40,830.4
1/1/2008 to 12/31/2008	$ 13.18	$ 9.21	27,888.2
1/1/2009 to 12/31/2009	$ 9.21	$ 11.28	21,624.5
1/1/2010 to 12/31/2010	$ 11.28	$ 12.43	17,869.8

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$ 10.91	$ 11.26	18,556.0205
1/1/2006 to 12/31/2006	$ 11.26	$ 12.86	30,486.7485
1/1/2007 to 12/31/2007	$ 12.86	$ 13.39	35,835.8
1/1/2008 to 12/31/2008	$ 13.39	$ 8.60	22,670.7
1/1/2009 to 12/31/2009	$ 8.60	$ 10.76	35,187.2
1/1/2010 to 12/31/2010	$ 10.76	$ 11.74	28,022.7
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.96	$ 11.01	2,516.9696
1/1/2006 to 12/31/2006	$ 11.01	$ 13.26	6.371.7682
1/1/2007 to 12/31/2007	$ 13.26	$ 13.18	68,975.0
1/1/2008 to 12/31/2008	$ 13.18	$ 8.22	50,225.0
1/1/2009 to 12/31/2009	$ 8.22	$ 10.55	112,663.1
1/1/2010 to 12/31/2010	$ 10.55	$ 11.70	9,570.3
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$ 10.08	$ 10.08	2,764.3271
1/1/2006 to 12/31/2006	$ 10.08	$ 10.30	8,500.053
1/1/2007 to 12/31/2007	$ 10.30	$ 10.59	27,511.4
1/1/2008 to 12/31/2008	$ 10.59	$ 9.22	19,292.4
1/1/2009 to 12/31/2009	$ 9.22	$ 10.51	22,061.7
1/1/2010 to 12/31/2010	$ 10.51	$ 11.35	19,212.9
BlackRock Capital Appreciation Fund, Inc.(1)
3/4/2005 to 12/31/2005	$ 10.84	$ 11.59	18,920.2421
1/1/2006 to 12/31/2006	$ 11.59	$ 11.83	22,178.9738
1/1/2007 to 12/31/2007	$ 11.83	$ 13.96	135,976.8
1/1/2008 to 12/31/2008	$ 13.96	$ 8.35	139,423.5
1/1/2009 to 12/31/2009	$ 8.35	$ 11.23	137,083.8
1/1/2010 to 12/31/2010	$ 11.23	$ 13.18	169,721.4
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.20	$ 11.84	185,975.164
1/1/2006 to 12/31/2006	$ 11.84	$ 13.51	422,308.8256
1/1/2007 to 12/31/2007	$ 13.51	$ 15.52	342,340.4
1/1/2008 to 12/31/2008	$ 15.52	$ 12.13	372,531.4
1/1/2009 to 12/31/2009	$ 12.13	$ 14.52	308,811.4
1/1/2010 to 12/31/2010	$ 14.52	$ 15.70	275,739.3
BlackRock Global Growth Fund, Inc.
5/1/2008 to 12/31/2008	$ 10.46	$ 6.05	1,276.9
1/1/2009 to 12/31/2009	$ 6.05	$ 8.11	1,187.1
1/1/2010 to 12/31/2010	$ 8.11	$ 8.87	1,229.6
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.65	$ 12.57	9,856.5066
1/1/2006 to 12/31/2006	$ 12.57	$ 14.62	13,835.7113
1/1/2007 to 12/31/2007	$ 14.62	$ 16.74	6,992.6
1/1/2008 to 12/31/2008	$ 16.74	$ 10.25	4,429.7
1/1/2009 to 12/31/2009	$ 10.25	$ 13.60	4,217.2
1/1/2010 to 12/31/2010	$ 13.60	$ 15.83	4,143.2
BlackRock Government Income Fund
10/13/2006 to 12/31/2006	$ 10.23	$ 10.37	4,472.719
1/1/2007 to 12/31/2007	$ 10.37	$ 10.62	6,715.3
1/1/2008 to 12/31/2008	$ 10.62	$ 11.04	5,865.3
1/1/2009 to 12/31/2009	$ 11.04	$ 10.87	11,684.4
1/1/2010 to 12/31/2010	$ 10.87	$ 11.64	9,345.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Income Fund
5/1/2007 to 12/31/2007	$ 10.15	$ 9.76	0.0
1/1/2008 to 12/31/2008	$ 9.76	$ 6.50	1,647.6
1/1/2009 to 12/31/2009	$ 6.50	$ 10.06	0.0
1/1/2010 to 12/31/2010	$ 10.06	$ 11.77	21,895.7
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$ 11.83	$ 12.72	3,541.8222
1/1/2006 to 12/31/2006	$ 12.72	$ 15.75	5,028.7117
1/1/2007 to 12/31/2007	$ 15.75	$ 17.06	4,080.4
1/1/2008 to 12/31/2008	$ 17.06	$ 9.67	2,641.2
1/1/2009 to 12/31/2009	$ 9.67	$ 12.18	1,267.7
1/1/2010 to 12/31/2010	$ 12.18	$ 12.83	1,221.8
BlackRock International Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.83	1,246.6
1/1/2008 to 12/31/2008	$ 10.83	$ 6.08	3,211.0
1/1/2009 to 12/31/2009	$ 6.08	$ 7.69	1,714.7
1/1/2010 to 12/31/2010	$ 7.69	$ 8.00	931.9
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$ 11.58	$ 12.42	22,887.7687
1/1/2006 to 12/31/2006	$ 12.42	$ 13.79	38,643.2139
1/1/2007 to 12/31/2007	$ 13.79	$ 14.23	35,861.5
1/1/2008 to 12/31/2008	$ 14.23	$ 8.75	24,258.8
1/1/2009 to 12/31/2009	$ 8.75	$ 10.38	35,357.3
1/1/2010 to 12/31/2010	$ 10.38	$ 11.34	34,415.5
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$ 11.20	$ 12.22	77,650.8275
1/1/2006 to 12/31/2006	$ 12.22	$ 12.81	9,986.9681
1/1/2007 to 12/31/2007	$ 12.81	$ 13.62	38,654.6
1/1/2008 to 12/31/2008	$ 13.62	$ 8.45	33,816.1
1/1/2009 to 12/31/2009	$ 8.45	$ 10.89	146,660.0
1/1/2010 to 12/31/2010	$ 10.89	$ 12.01	33,122.4
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.68	$ 12.49	43,305.1787
1/1/2006 to 12/31/2006	$ 12.49	$ 14.23	37,780.5161
1/1/2007 to 12/31/2007	$ 14.23	$ 14.68	49,637.5
1/1/2008 to 12/31/2008	$ 14.68	$ 9.29	32,031.7
1/1/2009 to 12/31/2009	$ 9.29	$ 10.43	36,421.9
1/1/2010 to 12/31/2010	$ 10.43	$ 11.33	34,379.1
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$ 11.19	$ 11.59	1,790.2979
1/1/2006 to 12/31/2006	$ 11.59	$ 13.36	2,404.6277
1/1/2007 to 12/31/2007	$ 13.36	$ 12.86	1,018.8
1/1/2008 to 12/31/2008	$ 12.86	$ 8.33	1,015.4
1/1/2009 to 12/31/2009	$ 8.33	$ 10.36	0.0
1/1/2010 to 12/31/2010	$ 10.36	$ 12.89	0.0
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$ 10.96	$ 11.16	5,331.2168
1/1/2006 to 12/31/2006	$ 11.16	$ 12.65	7,430.4771
1/1/2007 to 12/31/2007	$ 12.65	$ 13.07	7,437.3
1/1/2008 to 12/31/2008	$ 13.07	$ 8.06	11,853.7
1/1/2009 to 12/31/2009	$ 8.06	$ 9.98	9,563.3
1/1/2010 to 12/31/2010	$ 9.98	$ 11.24	8,630.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Short-Term Bond Fund
3/4/2005 to 12/31/2005	$ 9.97	$ 9.97	21,975.0041
1/1/2006 to 12/31/2006	$ 9.97	$ 10.21	17,985.543
1/1/2007 to 12/31/2007	$ 10.21	$ 10.36	1,761.9
1/1/2008 to 12/31/2008	$ 10.36	$ 9.47	1,170.6
1/1/2009 to 12/31/2009	$ 9.47	$ 10.52	1,083.8
1/1/2010 to 12/31/2010	$ 10.52	$ 10.88	1,007.5
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.00	$ 11.90	571.9651
1/1/2006 to 12/31/2006	$ 11.90	$ 13.13	6,516.2672
1/1/2007 to 12/31/2007	$ 13.13	$ 12.75	3,368.4
1/1/2008 to 12/31/2008	$ 12.75	$ 7.37	2,811.6
1/1/2009 to 12/31/2009	$ 7.37	$ 9.26	2,784.0
1/1/2010 to 12/31/2010	$ 9.26	$ 11.69	2,579.1
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.87	$ 11.77	23,011.4672
1/1/2006 to 12/31/2006	$ 11.77	$ 15.05	48,401.3435
1/1/2007 to 12/31/2007	$ 15.05	$ 11.79	36,545.0
1/1/2008 to 12/31/2008	$ 11.79	$ 7.42	2,049.7
1/1/2009 to 12/31/2009	$ 7.42	$ 10.03	1,951.3
1/1/2010 to 12/31/2010	$ 10.03	$ 12.51	1,464.2
Columbia Acorn USA
3/4/2005 to 12/31/2005	$ 11.61	$ 12.61	61,131.7486
1/1/2006 to 12/31/2006	$ 12.61	$ 13.40	118,462.3751
1/1/2007 to 12/31/2007	$ 13.40	$ 13.60	60,148.6
1/1/2008 to 12/31/2008	$ 13.60	$ 8.12	58,685.4
1/1/2009 to 12/31/2009	$ 8.12	$ 11.27	45,370.8
1/1/2010 to 12/31/2010	$ 11.27	$ 13.62	42,628.5
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$ 10.65	$ 11.27	6,490.1
1/1/2008 to 12/31/2008	$ 11.27	$ 5.98	10,704.2
1/1/2009 to 12/31/2009	$ 5.98	$ 8.85	8,695.5
1/1/2010 to 12/31/2010	$ 8.85	$ 10.65	75,662.8
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$ 10.09	$ 10.30	13,883.2453
1/1/2007 to 12/31/2007	$ 10.30	$ 11.56	264,953.3
1/1/2008 to 12/31/2008	$ 11.56	$ 6.59	255,694.4
1/1/2009 to 12/31/2009	$ 6.59	$ 8.37	42,576.3
1/1/2010 to 12/31/2010	$ 8.37	$ 9.84	35,469.6
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.18	$ 11.81	64,914.76
1/1/2006 to 12/31/2006	$ 11.81	$ 13.38	169,253.8874
1/1/2007 to 12/31/2007	$ 13.38	$ 13.82	92,214.8
1/1/2008 to 12/31/2008	$ 13.82	$ 8.16	81,313.9
1/1/2009 to 12/31/2009	$ 8.16	$ 10.60	168,671.4
1/1/2010 to 12/31/2010	$ 10.60	$ 11.70	59,723.9
Delaware Smid Cap Growth Fund(2)
10/8/2010 to 12/31/2010	$ 10.00	$ 11.31	4,628.2
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.07	$ 10.95	53,657.5293
1/1/2006 to 12/31/2006	$ 10.95	$ 12.53	98,290.6281
1/1/2007 to 12/31/2007	$ 12.53	$ 13.14	117,890.7
1/1/2008 to 12/31/2008	$ 13.14	$ 8.74	116,918.8
1/1/2009 to 12/31/2009	$ 8.74	$ 10.41	16,610.8
1/1/2010 to 12/31/2010	$ 10.41	$ 11.81	82,462.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$ 10.13	$ 10.35	39,377.9884
1/1/2006 to 12/31/2006	$ 10.35	$ 10.83	114,828.9568
1/1/2007 to 12/31/2007	$ 10.83	$ 10.84	11,150.6
1/1/2008 to 12/31/2008	$ 10.84	$ 7.41	6,607.1
1/1/2009 to 12/31/2009	$ 7.41	$ 10.67	5,401.5
1/1/2010 to 12/31/2010	$ 10.67	$ 11.47	6,298.8
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$ 10.58	$ 10.79	81,246.3
1/1/2008 to 12/31/2008	$ 10.79	$ 6.95	59,315.9
1/1/2009 to 12/31/2009	$ 6.95	$ 8.01	139,915.3
1/1/2010 to 12/31/2010	$ 8.01	$ 8.68	210,506.6
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 11.01	$ 10.91	418.3232
1/1/2006 to 12/31/2006	$ 10.91	$ 12.46	414.7114
1/1/2007 to 12/31/2007	$ 12.46	$ 13.56	97,417.5
1/1/2008 to 12/31/2008	$ 13.56	$ 9.48	92,684.0
1/1/2009 to 12/31/2009	$ 9.48	$ 10.65	109,303.9
1/1/2010 to 12/31/2010	$ 10.65	$ 11.79	4,116.0
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$ 11.33	$ 12.44	9,151.4612
1/1/2006 to 12/31/2006	$ 12.44	$ 14.03	17,008.4879
1/1/2007 to 12/31/2007	$ 14.03	$ 16.76	46,630.3
1/1/2008 to 12/31/2008	$ 16.76	$ 9.53	30,250.0
1/1/2009 to 12/31/2009	$ 9.53	$ 12.17	27,444.0
1/1/2010 to 12/31/2010	$ 12.17	$ 14.19	13,205.6
Fidelity® Advisors Equity Growth Fund
3/4/2005 to 12/31/2005	$ 10.66	$ 11.19	0.0
1/1/2006 to 12/31/2006	$ 11.19	$ 11.73	0.0
1/1/2007 to 12/31/2007	$ 11.73	$ 14.58	0.0
1/1/2008 to 12/31/2008	$ 14.58	$ 7.61	0.0
1/1/2009 to 12/31/2009	$ 7.61	$ 9.58	0.0
1/1/2010 to 12/31/2010	$ 9.58	$ 11.65	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.35	$ 10.41	141,209.1
1/1/2010 to 12/31/2010	$ 10.41	$ 10.84	14,470.4
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.71	15,510.9
1/1/2010 to 12/31/2010	$ 12.71	$ 15.70	4,372.3
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$ 10.33	$ 10.52	69,743.362
1/1/2007 to 12/31/2007	$ 10.52	$ 10.07	1,035.3
1/1/2008 to 12/31/2008	$ 10.07	$ 9.87	183.2
1/1/2009 to 12/31/2009	$ 9.87	$ 9.69	1,192.8
1/1/2010 to 12/31/2010	$ 9.69	$ 9.10	1,152.9
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$ 10.19	$ 10.94	0.0
1/1/2008 to 12/31/2008	$ 10.94	$ 6.11	0.0
1/1/2009 to 12/31/2009	$ 6.11	$ 8.33	0.0
1/1/2010 to 12/31/2010	$ 8.33	$ 10.97	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.14	$ 11.23	4,787.3832
1/1/2006 to 12/31/2006	$ 11.23	$ 12.99	64,203.4036
1/1/2007 to 12/31/2007	$ 12.99	$ 13.25	72,292.8
1/1/2008 to 12/31/2008	$ 13.25	$ 8.20	51,853.2
1/1/2009 to 12/31/2009	$ 8.20	$ 9.63	1,660.6
1/1/2010 to 12/31/2010	$ 9.63	$ 10.84	1,642.3
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.44	$ 10.38	12,589.5859
1/1/2006 to 12/31/2006	$ 10.38	$ 11.23	17,228.2462
1/1/2007 to 12/31/2007	$ 11.23	$ 11.64	15,730.4
1/1/2008 to 12/31/2008	$ 11.64	$ 9.13	13,436.0
1/1/2009 to 12/31/2009	$ 9.13	$ 12.18	12.957.9
1/1/2010 to 12/31/2010	$ 12.18	$ 13.54	12,498.3
Lord Abbett Mid-Cap Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.46	$ 12.00	21,810.1151
1/1/2006 to 12/31/2006	$ 12.00	$ 13.27	37,402.943
1/1/2007 to 12/31/2007	$ 13.27	$ 13.13	60,122.5
1/1/2008 to 12/31/2008	$ 13.13	$ 7.82	30,469.9
1/1/2009 to 12/31/2009	$ 7.82	$ 9.75	24,250.0
1/1/2010 to 12/31/2010	$ 9.75	$ 12.05	20,716.4
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$ 10.00	$ 10.09	5,046.5256
1/1/2006 to 12/31/2006	$ 10.09	$ 10.37	64,190.755
1/1/2007 to 12/31/2007	$ 10.37	$ 10.70	33,681.4
1/1/2008 to 12/31/2008	$ 10.70	$ 10.80	47,062.0
1/1/2009 to 12/31/2009	$ 10.80	$ 10.66	30,807.4
1/1/2010 to 12/31/2010	$ 10.66	$ 10.49	25,231.8
Managers Cadence Capital Appreciation Fund(3)
6/30/2009 to 12/31/2009	$ 10.00	$ 7.88	0
1/1/2010 to 12/31/2010	$ 7.88	$ 8.97	0
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 10.73	$ 11.13	6,990.5356
1/1/2006 to 12/31/2006	$ 11.13	$ 11.77	2,339.4821
1/1/2007 to 12/31/2007	$ 11.77	$ 13.18	2,160.0
1/1/2008 to 12/31/2008	$ 13.18	$ 7.02	2,354.6
1/1/2009 to 12/31/2009	$ 7.02	$ 9.91	2,068.0
1/1/2010 to 12/31/2010	$ 9.91	$ 10.65	1,999.7
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$ 10.95	$ 11.28	992.3654
1/1/2006 to 12/31/2006	$ 11.28	$ 12.75	1,063.1234
1/1/2007 to 12/31/2007	$ 12.75	$ 13.08	1,675.9
1/1/2008 to 12/31/2008	$ 13.08	$ 7.88	885.2
1/1/2009 to 12/31/2009	$ 7.88	$ 9.99	880.5
1/1/2010 to 12/31/2010	$ 9.99	$ 11.38	871.3
Oppenheimer Main Street Small - & Mid-Cap Fund®(4)
3/4/2005 to 12/31/2005	$ 11.51	$ 12.35	5,621.3764
1/1/2006 to 12/31/2006	$ 12.35	$ 13.94	4,938.175
1/1/2007 to 12/31/2007	$ 13.94	$ 13.50	9,933.5
1/1/2008 to 12/31/2008	$ 13.50	$ 8.20	12,646.5
1/1/2009 to 12/31/2009	$ 8.20	$ 11.05	10,600.1
1/1/2010 to 12/31/2010	$ 11.05	$ 13.40	9,186.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$ 10.58	$ 11.44	51,204.5718
1/1/2006 to 12/31/2006	$ 11.44	$ 10.87	121,027.8317
1/1/2007 to 12/31/2007	$ 10.87	$ 13.18	125,116.7
1/1/2008 to 12/31/2008	$ 13.18	$ 7.30	110,385.7
1/1/2009 to 12/31/2009	$ 7.30	$ 10.02	84,600.4
1/1/2010 to 12/31/2010	$ 10.02	$ 12.18	78,898.5
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$ 10.02	$ 10.50	613.4
1/1/2008 to 12/31/2008	$ 10.50	$ 10.16	1,966.3
1/1/2009 to 12/31/2009	$ 10.16	$ 11.29	11,743.7
1/1/2010 to 12/31/2010	$ 11.29	$ 11.62	66,332.2
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$ 10.22	$ 10.30	6,593.2861
1/1/2006 to 12/31/2006	$ 10.30	$ 10.12	8,822.7664
1/1/2007 to 12/31/2007	$ 10.12	$ 11.07	138,403.1
1/1/2008 to 12/31/2008	$ 11.07	$ 10.14	128,410.2
1/1/2009 to 12/31/2009	$ 10.14	$ 11.82	84,804.5
1/1/2010 to 12/31/2010	$ 11.82	$ 12.49	93,690.3
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$ 10.06	$ 10.16	123,199.4261
1/1/2006 to 12/31/2006	$ 10.16	$ 10.36	297,641.5184
1/1/2007 to 12/31/2007	$ 10.36	$ 11.07	420,719.3
1/1/2008 to 12/31/2008	$ 11.07	$ 11.36	460,920.8
1/1/2009 to 12/31/2009	$ 11.36	$ 12.68	378,090.2
1/1/2010 to 12/31/2010	$ 12.68	$ 13.52	303,687.3
Pioneer Fund
3/4/2005 to 12/31/2005	$ 11.12	$ 11.44	32,818.649
1/1/2006 to 12/31/2006	$ 11.44	$ 13.11	161,341.8009
1/1/2007 to 12/31/2007	$ 13.11	$ 13.50	6,693.4
1/1/2008 to 12/31/2008	$ 13.50	$ 8.72	4,314.4
1/1/2009 to 12/31/2009	$ 8.72	$ 10.66	411.4
1/1/2010 to 12/31/2010	$ 10.66	$ 12.14	795.9
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$ 10.43	$ 10.38	13,794.7337
1/1/2006 to 12/31/2006	$ 10.38	$ 11.30	20,021.2959
1/1/2007 to 12/31/2007	$ 11.30	$ 11.90	17,979.9
1/1/2008 to 12/31/2008	$ 11.90	$ 7.37	8,366.9
1/1/2009 to 12/31/2009	$ 7.37	$ 11.77	24,074.0
1/1/2010 to 12/31/2010	$ 11.77	$ 13.62	5,826.0
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$ 11.03	$ 11.91	1,642.1926
1/1/2007 to 12/31/2007	$ 11.91	$ 16.63	8,714.4
1/1/2008 to 12/31/2008	$ 16.63	$ 6.71	11,797.2
1/1/2009 to 12/31/2009	$ 6.71	$ 11.46	31,789.6
1/1/2010 to 12/31/2010	$ 11.46	$ 13.10	11,166.9
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$ 11.57	$ 6.32	23,474.2
1/1/2009 to 12/31/2009	$ 6.32	$ 8.09	22,140.7
1/1/2010 to 12/31/2010	$ 8.09	$ 10.21	3,158.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.32	7,711.0
1/1/2010 to 12/31/2010	$ 11.32	$ 13.32	7,620.5
Seligman Capital Fund(5)
5/1/2007 to 12/31/2007	$ 10.56	$ 11.06	0.0
1/1/2008 to 12/31/2008	$ 11.06	$ 5.61	0.0
1/1/2009 to 12/31/2009	$ 5.61	$ 8.27	0.0
1/1/2010 to 12/31/2010	$ 8.27	$ 10.42	0.0
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$ 11.71	$ 12.37	43,374.5335
1/1/2006 to 12/31/2006	$ 12.37	$ 14.60	57,524.165
1/1/2007 to 12/31/2007	$ 14.60	$ 16.85	15,763.1
1/1/2008 to 12/31/2008	$ 16.85	$ 8.94	11,816.9
1/1/2009 to 12/31/2009	$ 8.94	$ 13.17	11,647.1
1/1/2010 to 12/31/2010	$ 13.17	$ 14.07	191,056.7
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.51	$ 11.90	17,577.7089
1/1/2006 to 12/31/2006	$ 11.90	$ 14.27	13,665.0895
1/1/2007 to 12/31/2007	$ 14.27	$ 14.35	11,571.6
1/1/2008 to 12/31/2008	$ 14.35	$ 7.98	6,923.3
1/1/2009 to 12/31/2009	$ 7.98	$ 10.28	6,634.9
1/1/2010 to 12/31/2010	$ 10.28	$ 10.88	6,831.4
Transamerica WMC Diversified Growth
5/1/2008 to 12/31/2008	$ 10.84	$ 6.20	0.0
1/1/2009 to 12/31/2009	$ 6.20	$ 7.89	0.0
1/1/2010 to 12/31/2010	$ 7.89	$ 9.07	233,932.0
Transamerica AEGON Flexible Income(6)
11/12/2009 to 12/31/2009	$ 0.00	$ 1.02	0.0
1/1/2010 to 12/31/2010	$ 1.02	$ 1.13	0.0
Transamerica Morgan Stanley Growth Opportunities(7)
5/1/2008 to 12/31/2008	$ 10.65	$ 6.73	0.0
1/1/2009 to 12/31/2009	$ 6.73	$ 8.95	0.0
1/1/2010 to 12/31/2010	$ 8.95	$ 11.87	67,566.6
Transamerica Systematic Small/Mid Cap Value(8)
5/1/2008 to 12/31/2008	$ 10.39	$ 6.31	349.9
1/1/2009 to 12/31/2009	$ 6.31	$ 8.86	5,186.4
1/1/2010 to 12/31/2010	$ 8.86	$ 11.28	25,172.3
Invesco Van Kampen Comstock Fund(9)
3/4/2005 to 12/31/2005	$ 11.01	$ 11.18	43,805.9061
1/1/2006 to 12/31/2006	$ 11.18	$ 12.77	9,303.1165
1/1/2007 to 12/31/2007	$ 12.77	$ 12.32	11,940.9
1/1/2008 to 12/31/2008	$ 12.32	$ 7.78	9,120.6
1/1/2009 to 12/31/2009	$ 7.78	$ 9.91	6,194.2
1/1/2010 to 12/31/2010	$ 9.91	$ 11.27	152,889.7

Class C

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Basic Value Fund
6/23/2008 to 12/31/2008	$ 10.83	$ 6.00	0.0
1/1/2009 to 12/31/2009	$ 6.00	$ 8.94	90.6
1/1/2010 to 12/31/2010	$ 8.94	$ 9.40	94.3
Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 12.92	$ 9.58	2,156.6
1/1/2009 to 12/31/2009	$ 9.58	$ 12.26	13,280.1
1/1/2010 to 12/31/2010	$ 12.26	$ 13.56	2,947.7
AllianceBernstein International Value Fund
6/23/2008 to 12/31/2008	$ 8.95	$ 4.75	1,775.2
1/1/2009 to 12/31/2009	$ 4.75	$ 6.26	8,450.3
1/1/2010 to 12/31/2010	$ 6.26	$ 6.37	9,182.9
AllianceBernstein Small/Mid Cap Value Fund
6/23/2008 to 12/31/2008	$ 12.74	$ 8.52	3,503.3
1/1/2009 to 12/31/2009	$ 8.52	$ 11.88	720.9
1/1/2010 to 12/31/2010	$ 11.88	$ 14.77	591.8
AllianceBernstein Value Fund
6/23/2008 to 12/31/2008	$ 10.55	$ 7.21	0.0
1/1/2009 to 12/31/2009	$ 7.21	$ 8.43	0.0
1/1/2010 to 12/31/2010	$ 8.43	$ 9.24	0.0
Allianz NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$ 9.33	$ 6.42	0.0
1/1/2009 to 12/31/2009	$ 6.42	$ 7.12	25,969.0
1/1/2010 to 12/31/2010	$ 7.12	$ 7.92	25,192.9
Allianz NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$ 14.84	$ 10.65	2,175.9
1/1/2009 to 12/31/2009	$ 10.65	$ 12.97	6,283.0
1/1/2010 to 12/31/2010	$ 12.97	$ 15.93	5,640.3
Allianz NFJ Renaissance Fund
6/23/2008 to 12/31/2008	$ 11.22	$ 7.21	0.0
1/1/2009 to 12/31/2009	$ 7.21	$ 9.47	0.0
1/1/2010 to 12/31/2010	$ 9.47	$ 11.21	0.0
American Century Equity Income Fund
6/23/2008 to 12/31/2008	$ 11.39	$ 9.80	0.0
1/1/2009 to 12/31/2009	$ 9.80	$ 10.79	0.0
1/1/2010 to 12/31/2010	$ 10.79	$ 11.99	0.0
American Century Ultra® Fund
6/23/2008 to 12/31/2008	$ 11.06	$ 7.09	0.0
1/1/2009 to 12/31/2009	$ 7.09	$ 9.42	0.0
1/1/2010 to 12/31/2010	$ 9.42	$ 10.77	0.0
American Funds® – Bond Fund of America®
6/23/2008 to 12/31/2008	$ 10.58	$ 9.32	20,512.2
1/1/2009 to 12/31/2009	$ 9.32	$ 10.53	45,349.2
1/1/2010 to 12/31/2010	$ 10.53	$ 11.11	2,474.2
American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$ 16.90	$ 11.02	20,590.6
1/1/2009 to 12/31/2009	$ 11.02	$ 15.08	57,329.7
1/1/2010 to 12/31/2010	$ 15.08	$ 16.22	5,579.2
American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$ 13.78	$ 8.74	20,924.0
1/1/2009 to 12/31/2009	$ 8.74	$ 11.56	23,175.6
1/1/2010 to 12/31/2010	$ 11.56	$ 12.77	26,540.8

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$ 12.00	$ 9.17	6,277.4
1/1/2009 to 12/31/2009	$ 9.17	$ 11.22	7,523.1
1/1/2010 to 12/31/2010	$ 11.22	$ 12.35	7,320.1
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$ 11.96	$ 8.56	1,201.9
1/1/2009 to 12/31/2009	$ 8.56	$ 10.71	1,162.7
1/1/2010 to 12/31/2010	$ 10.71	$ 11.66	1,147.7
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.76	$ 8.18	8,622.7
1/1/2009 to 12/31/2009	$ 8.18	$ 10.50	45,998.2
1/1/2010 to 12/31/2010	$ 10.50	$ 11.63	0.0
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$ 10.28	$ 9.18	122.7
1/1/2009 to 12/31/2009	$ 9.18	$ 10.46	3,361.9
1/1/2010 to 12/31/2010	$ 10.46	$ 11.28	3,291.9
BlackRock Capital Appreciation Fund, Inc.(1)
6/23/2008 to 12/31/2008	$ 12.88	$ 8.32	21,227.6
1/1/2009 to 12/31/2009	$ 8.32	$ 11.17	48,215.2
1/1/2010 to 12/31/2010	$ 11.17	$ 13.10	62,364.7
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$ 15.02	$ 12.08	14,147.6
1/1/2009 to 12/31/2009	$ 12.08	$ 14.45	120,893.6
1/1/2010 to 12/31/2010	$ 14.45	$ 15.61	135,234.7
BlackRock Global Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 9.81	$ 6.05	1,381.9
1/1/2009 to 12/31/2009	$ 6.05	$ 8.09	1,208.2
1/1/2010 to 12/31/2010	$ 8.09	$ 8.84	1,187.8
BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$ 16.07	$ 10.21	0.0
1/1/2009 to 12/31/2009	$ 10.21	$ 13.52	0.0
1/1/2010 to 12/31/2010	$ 13.52	$ 15.73	0.0
BlackRock Government Income Fund
6/23/2008 to 12/31/2008	$ 10.42	$ 11.02	407.2
1/1/2009 to 12/31/2009	$ 11.02	$ 10.83	6,277.5
1/1/2010 to 12/31/2010	$ 10.83	$ 11.59	5,886.8
BlackRock High Income Fund
6/23/2008 to 12/31/2008	$ 9.54	$ 6.49	508.7
1/1/2009 to 12/31/2009	$ 6.49	$ 10.03	1,019.9
1/1/2010 to 12/31/2010	$ 10.03	$ 11.72	12,285.4
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$ 15.10	$ 9.63	0.0
1/1/2009 to 12/31/2009	$ 9.63	$ 12.11	0.0
1/1/2010 to 12/31/2010	$ 12.11	$ 12.75	0.0
BlackRock International Value Fund
6/23/2008 to 12/31/2008	$ 9.51	$ 6.07	0.0
1/1/2009 to 12/31/2009	$ 6.07	$ 7.67	5,413.3
1/1/2010 to 12/31/2010	$ 7.67	$ 7.97	6,455.8
BlackRock Short-Term Bond
6/23/2008 to 12/31/2008	$ 10.22	$ 9.43	0.0
1/1/2009 to 12/31/2009	$ 9.43	$ 10.46	0.0
1/1/2010 to 12/31/2010	$ 10.46	$ 10.81	0.0
BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$ 12.24	$ 8.72	8,465.4
1/1/2009 to 12/31/2009	$ 8.72	$ 10.32	11,010.7
1/1/2010 to 12/31/2010	$ 10.32	$ 11.27	11,029.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$ 11.99	$ 8.42	273.9
1/1/2009 to 12/31/2009	$ 8.42	$ 10.84	49,102.9
1/1/2010 to 12/31/2010	$ 10.84	$ 11.93	5,070.1
BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$ 13.07	$ 9.25	0.0
1/1/2009 to 12/31/2009	$ 9.25	$ 10.38	5,921.3
1/1/2010 to 12/31/2010	$ 10.38	$ 11.26	7,059.6
BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$ 11.98	$ 8.30	0.0
1/1/2009 to 12/31/2009	$ 8.30	$ 10.31	0.0
1/1/2010 to 12/31/2010	$ 10.31	$ 12.81	0.0
BlackRock S&P 500 Index Fund
6/23/2008 to 12/31/2008	$ 11.68	$ 8.03	0.0
1/1/2009 to 12/31/2009	$ 8.03	$ 9.93	2,189.8
1/1/2010 to 12/31/2010	$ 9.93	$ 11.17	2,163.8
BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.93	$ 7.34	0.0
1/1/2009 to 12/31/2009	$ 7.34	$ 9.21	0.0
1/1/2010 to 12/31/2010	$ 9.21	$ 11.62	0.0
Cohen & Steers Realty Income Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.55	$ 7.39	0.0
1/1/2009 to 12/31/2009	$ 7.39	$ 9.98	0.0
1/1/2010 to 12/31/2010	$ 9.98	$ 12.43	0.0
Columbia Acorn USA
6/23/2008 to 12/31/2008	$ 12.86	$ 8.08	2,833.1
1/1/2009 to 12/31/2009	$ 8.08	$ 11.21	11,838.0
1/1/2010 to 12/31/2010	$ 11.21	$ 13.53	11,707.2
Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$ 10.32	$ 5.97	0.0
1/1/2009 to 12/31/2009	$ 5.97	$ 8.83	11,050.3
1/1/2010 to 12/31/2010	$ 8.83	$ 10.61	35,084.4
Columbia Marsico Growth Fund
6/23/2008 to 12/31/2008	$ 10.18	$ 6.57	34,531.1
1/1/2009 to 12/31/2009	$ 6.57	$ 8.34	41,240.2
1/1/2010 to 12/31/2010	$ 8.34	$ 9.8	43,511.3
Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.41	$ 8.12	9,111.8
1/1/2009 to 12/31/2009	$ 8.12	$ 10.55	69,467.4
1/1/2010 to 12/31/2010	$ 10.55	$ 11.63	24,333.4
Delaware Smid Cap Growth Fund(2)
10/8/2010 to 12/31/2010	$ 10.00	$ 11.31	0.0
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.10	$ 8.70	16,815.0
1/1/2009 to 12/31/2009	$ 8.70	$ 10.36	2,814.1
1/1/2010 to 12/31/2010	$ 10.36	$ 11.74	33,568.8
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$ 10.62	$ 7.38	0.0
1/1/2009 to 12/31/2009	$ 7.38	$ 10.61	12,231.4
1/1/2010 to 12/31/2010	$ 10.61	$ 11.40	12,025.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$ 10.16	$ 6.94	13,114.6
1/1/2009 to 12/31/2009	$ 6.94	$ 7.99	64,492.5
1/1/2010 to 12/31/2010	$ 7.99	$ 8.64	98,158.3
Federated Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.81	$ 9.44	15,505.7
1/1/2009 to 12/31/2009	$ 9.44	$ 10.59	42,783.8
1/1/2010 to 12/31/2010	$ 10.59	$ 11.72	0.0
Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$ 14.69	$ 9.49	2,969.3
1/1/2009 to 12/31/2009	$ 9.49	$ 12.10	7,534.5
1/1/2010 to 12/31/2010	$ 12.10	$ 14.11	2,157.6
Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$ 13.27	$ 7.58	0.0
1/1/2009 to 12/31/2009	$ 7.58	$ 9.53	0.0
1/1/2010 to 12/31/2010	$ 9.53	$ 11.58	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.34	$ 10.38	77,236.1
1/1/2010 to 12/31/2010	$ 10.38	$ 10.80	31,214.8
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.70	8,568.1
1/1/2010 to 12/31/2010	$ 12.70	$ 15.68	3,539.4
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$ 10.06	$ 9.85	0.0
1/1/2009 to 12/31/2009	$ 9.85	$ 9.65	706.6
1/1/2010 to 12/31/2010	$ 9.65	$ 9.06	823.3
JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$ 9.45	$ 6.09	2,434.4
1/1/2009 to 12/31/2009	$ 6.09	$ 8.31	2,526.3
1/1/2010 to 12/31/2010	$ 8.31	$ 10.93	2,103.8
Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.46	$ 8.16	8,643.9
1/1/2009 to 12/31/2009	$ 8.16	$ 9.58	0.0
1/1/2010 to 12/31/2010	$ 9.58	$ 10.77	0.0
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.48	$ 9.09	0.0
1/1/2009 to 12/31/2009	$ 9.09	$ 12.11	11,306.6
1/1/2010 to 12/31/2010	$ 12.11	$ 13.45	10,708.6
Lord Abbett Mid-Cap Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.62	$ 7.79	0.0
1/1/2009 to 12/31/2009	$ 7.79	$ 9.70	3,567.8
1/1/2010 to 12/31/2010	$ 9.70	$ 11.98	3,630.6
Ready Assets Prime Money Fund
6/23/2008 to 12/31/2008	$ 10.73	$ 10.76	5,536.9
1/1/2009 to 12/31/2009	$ 10.76	$ 10.60	7,895.6
1/1/2010 to 12/31/2010	$ 10.60	$ 10.42	8,392.4
Managers Cadence Capital Appreciation Fund(3)
6/30/2009 to 12/31/2009	$ 10.00	$ 7.85	0
1/1/2010 to 12/31/2010	$ 7.85	$ 8.92	0
Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.35	$ 6.99	0.0
1/1/2009 to 12/31/2009	$ 6.99	$ 9.86	0.0
1/1/2010 to 12/31/2010	$ 9.86	$ 10.58	0.0
Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$ 11.99	$ 7.85	0.0
1/1/2009 to 12/31/2009	$ 7.85	$ 9.94	0.0
1/1/2010 to 12/31/2010	$ 9.94	$ 11.31	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Small - & Mid-Cap Fund®(4)
6/23/2008 to 12/31/2008	$ 12.63	$ 8.17	0.0
1/1/2009 to 12/31/2009	$ 8.17	$ 10.99	550.4
1/1/2010 to 12/31/2010	$ 10.99	$ 13.31	560.3
PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$ 16.58	$ 7.27	7,416.2
1/1/2009 to 12/31/2009	$ 7.27	$ 9.97	22,063.3
1/1/2010 to 12/31/2010	$ 9.97	$ 12.11	19.977.2
PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$ 10.47	$ 10.14	0.0
1/1/2009 to 12/31/2009	$ 10.14	$ 11.26	2,040.4
1/1/2010 to 12/31/2010	$ 11.26	$ 11.57	28,896.0
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$ 11.22	$ 10.10	21,040.8
1/1/2009 to 12/31/2009	$ 10.10	$ 11.76	42,188.8
1/1/2010 to 12/31/2010	$ 11.76	$ 12.41	48,116.7
PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$ 11.05	$ 11.31	82,550.0
1/1/2009 to 12/31/2009	$ 11.31	$ 12.61	223,501.0
1/1/2010 to 12/31/2010	$ 12.61	$ 13.44	189,497.9
Pioneer Fund
6/23/2008 to 12/31/2008	$ 12.39	$ 8.68	2,356.9
1/1/2009 to 12/31/2009	$ 8.68	$ 10.60	2,403.3
1/1/2010 to 12/31/2010	$ 10.60	$ 12.07	2,280.6
Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$ 11.69	$ 7.34	0.0
1/1/2009 to 12/31/2009	$ 7.34	$ 11.70	8,949.9
1/1/2010 to 12/31/2010	$ 11.70	$ 13.53	1,400.3
Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$ 14.63	$ 6.69	0.0
1/1/2009 to 12/31/2009	$ 6.69	$ 11.41	12,472.2
1/1/2010 to 12/31/2010	$ 11.41	$ 13.03	4,458.1
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$ 10.26	$ 6.31	3,627.1
1/1/2009 to 12/31/2009	$ 6.31	$ 8.08	8,729.9
1/1/2010 to 12/31/2010	$ 8.08	$ 10.19	755.3
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.31	0.0
1/1/2010 to 12/31/2010	$ 11.31	$ 13.30	0.0
Seligman Capital Fund(5)
6/23/2008 to 12/31/2008	$ 11.11	$ 5.60	0.0
1/1/2009 to 12/31/2009	$ 5.60	$ 8.25	0.0
1/1/2010 to 12/31/2010	$ 8.25	$ 10.38	0.0
Templeton Foreign Fund
6/23/2008 to 12/31/2008	$ 14.33	$ 8.90	3,272.9
1/1/2009 to 12/31/2009	$ 8.90	$ 13.10	10,304.8
1/1/2010 to 12/31/2010	$ 13.10	$ 13.98	77,334.5
Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.13	$ 7.95	0.0
1/1/2009 to 12/31/2009	$ 7.95	$ 10.22	0.0
1/1/2010 to 12/31/2010	$ 10.22	$ 10.81	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Transamerica WMC Diversified Growth
6/23/2008 to 12/31/2008	$ 10.24	$ 6.20	0.0
1/1/2009 to 12/31/2009	$ 6.20	$ 7.88	0.0
1/1/2010 to 12/31/2010	$ 7.88	$ 9.05	100,642.0
Transamerica AEGON Flexible Income(6)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	6,949.9
1/1/2010 to 12/31/2010	$ 1.02	$ 1.12	6,610.7
Transamerica Morgan Stanley Growth Opportunities(7)
6/23/2008 to 12/31/2008	$ 10.39	$ 6.72	0.0
1/1/2009 to 12/31/2009	$ 6.72	$ 8.93	0.0
1/1/2010 to 12/31/2010	$ 8.93	$ 11.83	26,460.0
Transamerica Systematic Small/Mid Cap Value(8)
6/23/2008 to 12/31/2008	$ 10.92	$ 6.31	852.1
1/1/2009 to 12/31/2009	$ 6.31	$ 8.84	738.3
1/1/2010 to 12/31/2010	$ 8.84	$ 11.25	8,511.7
Invesco Van Kampen Comstock Fund(9)
6/23/2008 to 12/31/2008	$ 10.48	$ 7.74	1,344.8
1/1/2009 to 12/31/2009	$ 7.74	$ 9.85	2,737.0
1/1/2010 to 12/31/2010	$ 9.85	$ 11.20	69,105.9

Class XC

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Basic Value Fund
3/4/2005 to 12/31/2005	$ 11.26	$ 11.47	7,331.9944
1/1/2006 to 12/31/2006	$ 11.47	$ 12.77	13,343.573
1/1/2007 to 12/31/2007	$ 12.77	$ 12.70	11,625.5
1/1/2008 to 12/31/2008	$ 12.70	$ 6.01	11,486.5
1/1/2009 to 12/31/2009	$ 6.01	$ 8.96	24,289.6
1/1/2010 to 12/31/2010	$ 8.96	$ 9.43	12,452.9
Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.07	$ 11.39	18,014.6128
1/1/2006 to 12/31/2006	$ 11.39	$ 12.45	24,551.4474
1/1/2007 to 12/31/2007	$ 12.45	$ 13.45	56,038.5
1/1/2008 to 12/31/2008	$ 13.45	$ 9.60	69,460.9
1/1/2009 to 12/31/2009	$ 9.60	$ 12.29	331,790.3
1/1/2010 to 12/31/2010	$ 12.29	$ 13.60	90,103.7
AllianceBernstein International Value Fund
5/1/2007 to 12/31/2007	$ 10.53	$ 10.40	165,025.2
1/1/2008 to 12/31/2008	$ 10.40	$ 4.75	218,732.4
1/1/2009 to 12/31/2009	$ 4.75	$ 6.27	189,211.7
1/1/2010 to 12/31/2010	$ 6.27	$ 6.38	138,533.4
AllianceBernstein Small/Mid Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.36	$ 11.79	312,864.1984
1/1/2006 to 12/31/2006	$ 11.79	$ 13.18	628,236.7453
1/1/2007 to 12/31/2007	$ 13.18	$ 13.26	240,243.8
1/1/2008 to 12/31/2008	$ 13.26	$ 8.54	250,710.1
1/1/2009 to 12/31/2009	$ 8.54	$ 11.91	60,645.8
1/1/2010 to 12/31/2010	$ 11.91	$ 14.82	67,283.4
AllianceBernstein Value Fund
3/4/2005 to 12/31/2005	$ 11.13	$ 11.27	2,293.0999
1/1/2006 to 12/31/2006	$ 11.27	$ 13.44	17,112.8156
1/1/2007 to 12/31/2007	$ 13.44	$ 12.63	24,954.7
1/1/2008 to 12/31/2008	$ 12.63	$ 7.22	19,466.1
1/1/2009 to 12/31/2009	$ 7.22	$ 8.46	18,110.0
1/1/2010 to 12/31/2010	$ 8.46	$ 9.27	14,067.0
Allianz NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.24	114,474.8
1/1/2008 to 12/31/2008	$ 10.24	$ 6.42	126,655.7
1/1/2009 to 12/31/2009	$ 6.42	$ 7.13	155,380.2
1/1/2010 to 12/31/2010	$ 7.13	$ 7.94	110,133.7
Allianz NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.64	$ 12.12	39,479.8557
1/1/2006 to 12/31/2006	$ 12.12	$ 14.13	75,635.1697
1/1/2007 to 12/31/2007	$ 14.13	$ 14.75	111,635.9
1/1/2008 to 12/31/2008	$ 14.75	$ 10.67	101,840.8
1/1/2009 to 12/31/2009	$ 10.67	$ 13.01	98,945.3
1/1/2010 to 12/31/2010	$ 13.01	$ 15.98	89,991.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Allianz NFJ Renaissance Fund
3/4/2005 to 12/31/2005	$ 10.97	$ 10.71	4,795.329
1/1/2006 to 12/31/2006	$ 10.71	$ 11.80	5,126.1463
1/1/2007 to 12/31/2007	$ 11.80	$ 12.25	6,209.4
1/1/2008 to 12/31/2008	$ 12.25	$ 7.22	1,350.2
1/1/2009 to 12/31/2009	$ 7.22	$ 9.49	1,144.3
1/1/2010 to 12/31/2010	$ 9.49	$ 11.25	967.9
American Century Equity Income Fund
3/4/2005 to 12/31/2005	$ 10.82	$ 10.69	38,679.416
1/1/2006 to 12/31/2006	$ 10.69	$ 12.55	47,501.0704
1/1/2007 to 12/31/2007	$ 12.55	$ 12.52	7,790.5
1/1/2008 to 12/31/2008	$ 12.52	$ 9.82	7,574.1
1/1/2009 to 12/31/2009	$ 9.82	$ 10.81	6,766.5
1/1/2010 to 12/31/2010	$ 10.81	$ 12.02	4,168.0
American Century Ultra® Fund
3/4/2005 to 12/31/2005	$ 10.76	$ 10.97	0.0
1/1/2006 to 12/31/2006	$ 10.97	$ 10.41	7,550.6092
1/1/2007 to 12/31/2007	$ 10.41	$ 12.45	3,304.7
1/1/2008 to 12/31/2008	$ 12.45	$ 7.11	3,273.8
1/1/2009 to 12/31/2009	$ 7.11	$ 9.44	3,235.3
1/1/2010 to 12/31/2010	$ 9.44	$ 10.81	301.1
American Funds® – Bond Fund of America®
3/4/2005 to 12/31/2005	$ 10.18	$ 10.21	405,480.0812
1/1/2006 to 12/31/2006	$ 10.21	$ 10.64	1,531,143.311
1/1/2007 to 12/31/2007	$ 10.64	$ 10.82	2,103,852.4
1/1/2008 to 12/31/2008	$ 10.82	$ 9.34	1,820,222.9
1/1/2009 to 12/31/2009	$ 9.34	$ 10.56	1,624,784.0
1/1/2010 to 12/31/2010	$ 10.56	$ 11.14	722,672.1
American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$ 11.76	$ 13.48	385,738.6043
1/1/2006 to 12/31/2006	$ 13.48	$ 16.15	1,055,180.045
1/1/2007 to 12/31/2007	$ 16.15	$ 18.89	1,738,578.1
1/1/2008 to 12/31/2008	$ 18.89	$ 11.05	1,979,837.4
1/1/2009 to 12/31/2009	$ 11.05	$ 15.12	2,158,359.2
1/1/2010 to 12/31/2010	$ 15.12	$ 16.27	532,067.7
American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$ 11.00	$ 12.27	887,691.5054
1/1/2006 to 12/31/2006	$ 12.27	$ 13.39	2,079,587.755
1/1/2007 to 12/31/2007	$ 13.39	$ 14.61	1,990,020.1
1/1/2008 to 12/31/2008	$ 14.61	$ 8.76	2,719,634.5
1/1/2009 to 12/31/2009	$ 8.76	$ 11.59	1,484,736.5
1/1/2010 to 12/31/2010	$ 11.59	$ 12.81	1,243,021.9
American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$ 10.88	$ 10.90	206,290.3388
1/1/2006 to 12/31/2006	$ 10.90	$ 12.89	344,108.884
1/1/2007 to 12/31/2007	$ 12.89	$ 13.16	712,388.3
1/1/2008 to 12/31/2008	$ 13.16	$ 9.19	667,530.9
1/1/2009 to 12/31/2009	$ 9.19	$ 11.25	583,645.3
1/1/2010 to 12/31/2010	$ 11.25	$ 12.39	441,477.2

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$ 10.90	$ 11.26	228,807.3436
1/1/2006 to 12/31/2006	$ 11.26	$ 12.84	419,442.8089
1/1/2007 to 12/31/2007	$ 12.84	$ 13.37	757,459.0
1/1/2008 to 12/31/2008	$ 13.37	$ 8.58	851,250.5
1/1/2009 to 12/31/2009	$ 8.58	$ 10.73	734,570.6
1/1/2010 to 12/31/2010	$ 10.73	$ 11.70	643,562.4
BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.96	$ 11.01	33,900.6947
1/1/2006 to 12/31/2006	$ 11.01	$ 13.25	70,343.0733
1/1/2007 to 12/31/2007	$ 13.25	$ 13.16	615,983.2
1/1/2008 to 12/31/2008	$ 13.16	$ 8.20	552,391.6
1/1/2009 to 12/31/2009	$ 8.20	$ 10.52	1,151,647.7
1/1/2010 to 12/31/2010	$ 10.52	$ 11.66	166,731.6
BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$ 10.07	$ 10.07	29,186.0595
1/1/2006 to 12/31/2006	$ 10.07	$ 10.29	78,519.0893
1/1/2007 to 12/31/2007	$ 10.29	$ 10.57	102,538.7
1/1/2008 to 12/31/2008	$ 10.57	$ 9.20	98,769.5
1/1/2009 to 12/31/2009	$ 9.20	$ 10.49	92,853.7
1/1/2010 to 12/31/2010	$ 10.49	$ 11.32	86,236.8
BlackRock Capital Appreciation Fund, Inc.(1)
3/4/2005 to 12/31/2005	$ 10.83	$ 11.58	21,974.2327
1/1/2006 to 12/31/2006	$ 11.58	$ 11.82	33,094.166
1/1/2007 to 12/31/2007	$ 11.82	$ 13.94	973,826.1
1/1/2008 to 12/31/2008	$ 13.94	$ 8.34	1,191,091.8
1/1/2009 to 12/31/2009	$ 8.34	$ 11.20	1,210,743.4
1/1/2010 to 12/31/2010	$ 11.20	$ 13.14	1,594,542.2
BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.20	$ 11.83	266,237.149
1/1/2006 to 12/31/2006	$ 11.83	$ 13.50	516,318.3845
1/1/2007 to 12/31/2007	$ 13.50	$ 15.49	1,152,248.0
1/1/2008 to 12/31/2008	$ 15.49	$ 12.11	1,475,106.5
1/1/2009 to 12/31/2009	$ 12.11	$ 14.49	1,402,489.5
1/1/2010 to 12/31/2010	$ 14.49	$ 15.65	1,402,592.0
BlackRock Global Growth Fund, Inc.
5/1/2008 to 12/31/2008	$ 10.46	$ 6.05	0.0
1/1/2009 to 12/31/2009	$ 6.05	$ 8.10	23,700.6
1/1/2010 to 12/31/2010	$ 8.10	$ 8..85	37,169.5
BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.65	$ 12.56	53,843.7051
1/1/2006 to 12/31/2006	$ 12.56	$ 14.60	81,463.4342
1/1/2007 to 12/31/2007	$ 14.60	$ 16.71	41,703.5
1/1/2008 to 12/31/2008	$ 16.71	$ 10.23	34,919.7
1/1/2009 to 12/31/2009	$ 10.23	$ 13.56	31,441.7
1/1/2010 to 12/31/2010	$ 13.56	$ 15.78	26,627.4
BlackRock Government Income Fund
10/13/2006 to 12/31/2006	$ 10.23	$ 10.37	9,068.2296
1/1/2007 to 12/31/2007	$ 10.37	$ 10.61	50,433.3
1/1/2008 to 12/31/2008	$ 10.61	$ 11.03	74,232.8
1/1/2009 to 12/31/2009	$ 11.03	$ 10.85	66,187.7
1/1/2010 to 12/31/2010	$ 10.85	$ 11.62	57,490.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock High Income Fund
5/1/2007 to 12/31/2007	$ 10.15	$ 9.76	0.0
1/1/2008 to 12/31/2008	$ 9.76	$ 6.50	2,044.5
1/1/2009 to 12/31/2009	$ 6.50	$ 10.05	9,956.7
1/1/2010 to 12/31/2010	$ 10.05	$ 11.74	243,037.6
BlackRock International Index Fund
3/4/2005 to 12/31/2005	$ 11.83	$ 12.72	27,275.9116
1/1/2006 to 12/31/2006	$ 12.72	$ 15.73	93,059.336
1/1/2007 to 12/31/2007	$ 15.73	$ 17.03	31,064.5
1/1/2008 to 12/31/2008	$ 17.03	$ 9.65	23,313.9
1/1/2009 to 12/31/2009	$ 9.65	$ 12.15	22,305.0
1/1/2010 to 12/31/2010	$ 12.15	$ 12.79	20,293.7
BlackRock International Value Fund
5/1/2007 to 12/31/2007	$ 10.51	$ 10.83	24,361.4
1/1/2008 to 12/31/2008	$ 10.83	$ 6.08	47,694.6
1/1/2009 to 12/31/2009	$ 6.08	$ 7.68	52,128.6
1/1/2010 to 12/31/2010	$ 7.68	$ 7.99	61,956.4
BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$ 11.58	$ 12.41	34,557.445
1/1/2006 to 12/31/2006	$ 12.41	$ 13.77	80,073.2041
1/1/2007 to 12/31/2007	$ 13.77	$ 14.21	186,298.4
1/1/2008 to 12/31/2008	$ 14.21	$ 8.74	229,474.6
1/1/2009 to 12/31/2009	$ 8.74	$ 10.35	243,633.1
1/1/2010 to 12/31/2010	$ 10.35	$ 11.31	212,233.7
BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$ 11.19	$ 12.22	8,147.0333
1/1/2006 to 12/31/2006	$ 12.22	$ 12.80	20,418.2451
1/1/2007 to 12/31/2007	$ 12.80	$ 13.60	46,876.8
1/1/2008 to 12/31/2008	$ 13.60	$ 8.44	60,205.9
1/1/2009 to 12/31/2009	$ 8.44	$ 10.87	1,191,383.9
1/1/2010 to 12/31/2010	$ 10.87	$ 11.97	116,251.7
BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$ 11.67	$ 12.48	276,572.8315
1/1/2006 to 12/31/2006	$ 12.48	$ 14.22	162,816.2456
1/1/2007 to 12/31/2007	$ 14.22	$ 14.65	161,210.6
1/1/2008 to 12/31/2008	$ 14.65	$ 9.27	153,787.6
1/1/2009 to 12/31/2009	$ 9.27	$ 10.40	150,839.7
1/1/2010 to 12/31/2010	$ 10.40	$ 11.30	137,864.7
BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$ 11.19	$ 11.58	948.781
1/1/2006 to 12/31/2006	$ 11.58	$ 13.34	3,976.5637
1/1/2007 to 12/31/2007	$ 13.34	$ 12.84	1,815.7
1/1/2008 to 12/31/2008	$ 12.84	$ 8.31	1,797.0
1/1/2009 to 12/31/2009	$ 8.31	$ 10.33	1,774.0
1/1/2010 to 12/31/2010	$ 10.33	$ 12.85	1,754.2
BlackRock S&P 500 Index Fund
3/4/2005 to 12/31/2005	$ 10.96	$ 11.15	66,187.8067
1/1/2006 to 12/31/2006	$ 11.15	$ 12.64	88,939.4601
1/1/2007 to 12/31/2007	$ 12.64	$ 13.05	149,517.4
1/1/2008 to 12/31/2008	$ 13.05	$ 8.05	157,496.2
1/1/2009 to 12/31/2009	$ 8.05	$ 9.96	146,555.3
1/1/2010 to 12/31/2010	$ 9.96	$ 11.21	129,695.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Short-Term Fund
3/4/2005 to 12/31/2005	$ 9.97	$ 9.96	160,901.8139
1/1/2006 to 12/31/2006	$ 9.96	$ 10.20	43,479.2645
1/1/2007 to 12/31/2007	$ 10.20	$ 10.35	11,501.7
1/1/2008 to 12/31/2008	$ 10.35	$ 9.45	10,141.6
1/1/2009 to 12/31/2009	$ 9.45	$ 10.49	9,624.5
1/1/2010 to 12/31/2010	$ 10.49	$ 10.84	8,678.1
BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.00	$ 11.90	17,246.4551
1/1/2006 to 12/31/2006	$ 11.90	$ 13.12	8,667.9808
1/1/2007 to 12/31/2007	$ 13.12	$ 12.73	24,221.7
1/1/2008 to 12/31/2008	$ 12.73	$ 7.36	20,231.1
1/1/2009 to 12/31/2009	$ 7.36	$ 9.24	13,952.3
1/1/2010 to 12/31/2010	$ 9.24	$ 11.65	11,437.8
Cohen & Steers Realty Income Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.87	$ 11.76	168,250.8222
1/1/2006 to 12/31/2006	$ 11.76	$ 15.03	351,320.1754
1/1/2007 to 12/31/2007	$ 15.03	$ 11.77	341,383.2
1/1/2008 to 12/31/2008	$ 11.77	$ 7.40	45,381.4
1/1/2009 to 12/31/2009	$ 7.40	$ 10.01	38,447.0
1/1/2010 to 12/31/2010	$ 10.01	$ 12.47	31,578.9
Columbia Acorn USA
3/4/2005 to 12/31/2005	$ 11.60	$ 12.60	154,457.7035
1/1/2006 to 12/31/2006	$ 12.60	$ 13.38	612,528.7381
1/1/2007 to 12/31/2007	$ 13.38	$ 13.58	149,121.2
1/1/2008 to 12/31/2008	$ 13.58	$ 8.10	344,052.9
1/1/2009 to 12/31/2009	$ 8.10	$ 11.24	291,496.5
1/1/2010 to 12/31/2010	$ 11.24	$ 13.57	277,878.8
Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$ 10.65	$ 11.27	26,412.6
1/1/2008 to 12/31/2008	$ 11.27	$ 5.98	42,874.3
1/1/2009 to 12/31/2009	$ 5.98	$ 8.84	46,181.8
1/1/2010 to 12/31/2010	$ 8.84	$ 10.63	742,254.8
Columbia Marsico Growth Fund
5/1/2006 to 12/31/2006	$ 10.09	$ 10.30	46,001.3753
1/1/2007 to 12/31/2007	$ 10.30	$ 11.55	1,854,599.8
1/1/2008 to 12/31/2008	$ 11.55	$ 6.58	2,214,127.4
1/1/2009 to 12/31/2009	$ 6.58	$ 8.36	152,442.7
1/1/2010 to 12/31/2010	$ 8.36	$ 9.82	137,904.6
Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.18	$ 11.80	142,946.1183
1/1/2006 to 12/31/2006	$ 11.80	$ 13.37	917,172.0345
1/1/2007 to 12/31/2007	$ 13.37	$ 13.80	553,353.4
1/1/2008 to 12/31/2008	$ 13.80	$ 8.14	587,024.6
1/1/2009 to 12/31/2009	$ 8.14	$ 10.57	1,556,499.0
1/1/2010 to 12/31/2010	$ 10.57	$ 11.66	517,347.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Delaware Smid Cap Growth Fund(2)
10/8/2010 to 12/31/2010	$ 10.00	$ 11.31	42,788.9
Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.07	$ 10.94	46,547.1188
1/1/2006 to 12/31/2006	$ 10.94	$ 12.51	637,945.9506
1/1/2007 to 12/31/2007	$ 12.51	$ 13.11	805,068.9
1/1/2008 to 12/31/2008	$ 13.11	$ 8.72	989,896.5
1/1/2009 to 12/31/2009	$ 8.72	$ 10.38	31,120.8
1/1/2010 to 12/31/2010	$ 10.38	$ 11.77	748,757.7
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$ 10.13	$ 10.34	264,550.7209
1/1/2006 to 12/31/2006	$ 10.34	$ 10.81	740,476.2731
1/1/2007 to 12/31/2007	$ 10.81	$ 10.82	74,073.5
1/1/2008 to 12/31/2008	$ 10.82	$ 7.40	45,248.4
1/1/2009 to 12/31/2009	$ 7.40	$ 10.64	45,604.2
1/1/2010 to 12/31/2010	$ 10.64	$ 11.44	38,387.3
Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$ 10.58	$ 10.78	604,064.1
1/1/2008 to 12/31/2008	$ 10.78	$ 6.95	546,425.1
1/1/2009 to 12/31/2009	$ 6.95	$ 8.00	1,333,495.2
1/1/2010 to 12/31/2010	$ 8.00	$ 8.66	2,057,691.7
Federated Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 11.01	$ 10.91	3,624.8372
1/1/2006 to 12/31/2006	$ 10.91	$ 12.44	7,010.7516
1/1/2007 to 12/31/2007	$ 12.44	$ 13.54	766,293.2
1/1/2008 to 12/31/2008	$ 13.54	$ 9.46	898,918.2
1/1/2009 to 12/31/2009	$ 9.46	$ 10.62	1,075,422.5
1/1/2010 to 12/31/2010	$ 10.62	$ 11.76	15,576.0
Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$ 11.33	$ 12.44	64,192.6482
1/1/2006 to 12/31/2006	$ 12.44	$ 14.02	91,160.7212
1/1/2007 to 12/31/2007	$ 14.02	$ 16.74	37,664.9
1/1/2008 to 12/31/2008	$ 16.74	$ 9.51	273,568.2
1/1/2009 to 12/31/2009	$ 9.51	$ 12.13	252,516.5
1/1/2010 to 12/31/2010	$ 12.13	$ 14.15	100,004.2
Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$ 10.66	$ 11.18	5,992.2707
1/1/2006 to 12/31/2006	$ 11.18	$ 11.72	7,696.5223
1/1/2007 to 12/31/2007	$ 11.72	$ 14.56	3,274.7
1/1/2008 to 12/31/2008	$ 14.56	$ 7.60	3,037.8
1/1/2009 to 12/31/2009	$ 7.60	$ 9.56	2,563.4
1/1/2010 to 12/31/2010	$ 9.56	$ 11.62	2,296.6
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.35	$ 10.40	1,458,648.0
1/1/2010 to 12/31/2010	$ 10.40	$ 10.82	203,822.8
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.71	173,248.1
1/1/2010 to 12/31/2010	$ 12.71	$ 15.69	40,386.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$ 10.33	$ 10.52	500,167.7611
1/1/2007 to 12/31/2007	$ 10.52	$ 10.06	35,933.8
1/1/2008 to 12/31/2008	$ 10.06	$ 9.86	22,911.6
1/1/2009 to 12/31/2009	$ 9.86	$ 9.67	24,291.4
1/1/2010 to 12/31/2010	$ 9.67	$ 9.08	21,894.9
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$ 10.19	$ 10.93	24,983.4
1/1/2008 to 12/31/2008	$ 10.93	$ 6.10	31,758.2
1/1/2009 to 12/31/2009	$ 6.10	$ 8.32	39,043.6
1/1/2010 to 12/31/2010	$ 8.32	$ 10.95	36,459.7
Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.14	$ 11.22	21,690.771
1/1/2006 to 12/31/2006	$ 11.22	$ 12.98	419,987.1373
1/1/2007 to 12/31/2007	$ 12.98	$ 13.23	528,325.4
1/1/2008 to 12/31/2008	$ 13.23	$ 8.18	491,944.8
1/1/2009 to 12/31/2009	$ 8.18	$ 9.61	54,537.3
1/1/2010 to 12/31/2010	$ 9.61	$ 10.80	61,042.2
Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$ 10.44	$ 10.38	13,209.4608
1/1/2006 to 12/31/2006	$ 10.38	$ 11.21	99,444.1902
1/1/2007 to 12/31/2007	$ 11.21	$ 11.62	160,561.9
1/1/2008 to 12/31/2008	$ 11.62	$ 9.11	153,114.0
1/1/2009 to 12/31/2009	$ 9.11	$ 12.14	153,419.7
1/1/2010 to 12/31/2010	$ 12.14	$ 13.50	135,435.5
Lord Abbett Mid-Cap Value Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.45	$ 11.99	111,407.3262
1/1/2006 to 12/31/2006	$ 11.99	$ 13.25	219,562.1435
1/1/2007 to 12/31/2007	$ 13.25	$ 13.11	412,741.0
1/1/2008 to 12/31/2008	$ 13.11	$ 7.81	226,472.0
1/1/2009 to 12/31/2009	$ 7.81	$ 9.73	192,421.0
1/1/2010 to 12/31/2010	$ 9.73	$ 12.01	165,196.3
Ready Assets Prime Money Fund
3/4/2005 to 12/31/2005	$ 9.99	$ 10.09	145,788.1425
1/1/2006 to 12/31/2006	$ 10.09	$ 10.36	259,370.9533
1/1/2007 to 12/31/2007	$ 10.36	$ 10.68	675,127.1
1/1/2008 to 12/31/2008	$ 10.68	$ 10.78	339,927.3
1/1/2009 to 12/31/2009	$ 10.78	$ 10.63	299,817.9
1/1/2010 to 12/31/2010	$ 10.63	$ 10.46	222,533.1
Managers Cadence Capital Appreciation Fund(3)
6/30/2009 to 12/31/2009	$ 10.00	$ 7.86	0
1/1/2010 to 12/31/2010	$ 7.86	$ 8.95	0
Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$ 10.73	$ 11.12	10,002.8957
1/1/2006 to 12/31/2006	$ 11.12	$ 11.76	18,904.9905
1/1/2007 to 12/31/2007	$ 11.76	$ 13.16	32,897.6
1/1/2008 to 12/31/2008	$ 13.16	$ 7.00	38,943.3
1/1/2009 to 12/31/2009	$ 7.00	$ 9.89	44,151.7
1/1/2010 to 12/31/2010	$ 9.89	$ 10.62	33,181.9

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$ 10.94	$ 11.27	6,445.8842
1/1/2006 to 12/31/2006	$ 11.27	$ 12.74	17,072.1689
1/1/2007 to 12/31/2007	$ 12.74	$ 13.06	36,224.0
1/1/2008 to 12/31/2008	$ 13.06	$ 7.87	41,918.6
1/1/2009 to 12/31/2009	$ 7.87	$ 9.96	34,385.2
1/1/2010 to 12/31/2010	$ 9.96	$ 11.35	31,629.6
Oppenheimer Main Street Small - & Mid-Cap Fund®(4)
3/4/2005 to 12/31/2005	$ 11.51	$ 12.34	68,588.2544
1/1/2006 to 12/31/2006	$ 12.34	$ 13.92	34,660.6042
1/1/2007 to 12/31/2007	$ 13.92	$ 13.48	57,163.5
1/1/2008 to 12/31/2008	$ 13.48	$ 8.18	51,400.5
1/1/2009 to 12/31/2009	$ 8.18	$ 11.02	39,871.9
1/1/2010 to 12/31/2010	$ 11.02	$ 13.35	28,652.5
PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$ 10.58	$ 11.44	217,778.3923
1/1/2006 to 12/31/2006	$ 11.44	$ 10.86	483,522.3452
1/1/2007 to 12/31/2007	$ 10.86	$ 13.16	650,795.3
1/1/2008 to 12/31/2008	$ 13.16	$ 7.28	529,436.5
1/1/2009 to 12/31/2009	$ 7.28	$ 9.99	397,119.6
1/1/2010 to 12/31/2010	$ 9.99	$ 12.14	348,697.3
PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$ 10.02	$ 10.49	25,076.2
1/1/2008 to 12/31/2008	$ 10.49	$ 10.15	35,076.1
1/1/2009 to 12/31/2009	$ 10.15	$ 11.27	49,496.5
1/1/2010 to 12/31/2010	$ 11.27	$ 11.59	621,846.3
PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$ 10.22	$ 10.29	56,642.6255
1/1/2006 to 12/31/2006	$ 10.29	$ 10.11	71,728.6766
1/1/2007 to 12/31/2007	$ 10.11	$ 11.05	926,139.6
1/1/2008 to 12/31/2008	$ 11.05	$ 10.12	1,049,299.0
1/1/2009 to 12/31/2009	$ 10.12	$ 11.79	668,436.4
1/1/2010 to 12/31/2010	$ 11.79	$ 12.45	819,056.3
PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$ 10.06	$ 10.16	1,036,977.43
1/1/2006 to 12/31/2006	$ 10.16	$ 10.34	2,122,413.762
1/1/2007 to 12/31/2007	$ 10.34	$ 11.05	3,140,564.5
1/1/2008 to 12/31/2008	$ 11.05	$ 11.34	4,300,333.6
1/1/2009 to 12/31/2009	$ 11.34	$ 12.64	3,658,087.7
1/1/2010 to 12/31/2010	$ 12.64	$ 13.48	3,121,998.8
Pioneer Fund
3/4/2005 to 12/31/2005	$ 11.12	$ 11.43	323,071.2535
1/1/2006 to 12/31/2006	$ 11.43	$ 13.09	1,148,392.145
1/1/2007 to 12/31/2007	$ 13.09	$ 13.48	54,915.2
1/1/2008 to 12/31/2008	$ 13.48	$ 8.70	52,868.1
1/1/2009 to 12/31/2009	$ 8.70	$ 10.63	46,135.2
1/1/2010 to 12/31/2010	$ 10.63	$ 12.10	77,201.8
Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$ 11.03	$ 11.90	48,437.3897
1/1/2007 to 12/31/2007	$ 11.90	$ 16.62	121,790.1
1/1/2008 to 12/31/2008	$ 16.62	$ 6.70	171,929.2
1/1/2009 to 12/31/2009	$ 6.70	$ 11.43	400,185.2
1/1/2010 to 12/31/2010	$ 11.43	$ 13.07	149,860.3

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$ 11.57	$ 6.31	226,775.7
1/1/2009 to 12/31/2009	$ 6.31	$ 8.08	218,817.0
1/1/2010 to 12/31/2010	$ 8.08	$ 10.20	24,994.8
Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$ 10.43	$ 10.38	23,662.4816
1/1/2006 to 12/31/2006	$ 10.38	$ 11.29	37,221.4779
1/1/2007 to 12/31/2007	$ 11.29	$ 11.88	60,725.4
1/1/2008 to 12/31/2008	$ 11.88	$ 7.35	59,035.3
1/1/2009 to 12/31/2009	$ 7.35	$ 11.73	233,695.9
1/1/2010 to 12/31/2010	$ 11.73	$ 13.57	63,014.5
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.32	7,834.9
1/1/2010 to 12/31/2010	$ 11.32	$ 13.31	6,256.2
Seligman Capital Fund(5)
5/1/2007 to 12/31/2007	$ 10.56	$ 11.06	1,173.8
1/1/2008 to 12/31/2008	$ 11.06	$ 5.61	3,166.8
1/1/2009 to 12/31/2009	$ 5.61	$ 8.26	3,818.0
1/1/2010 to 12/31/2010	$ 8.26	$ 10.40	6,935.7
Templeton Foreign Fund
3/4/2005 to 12/31/2005	$ 11.71	$ 12.36	69,171.7207
1/1/2006 to 12/31/2006	$ 12.36	$ 14.59	125,598.1565
1/1/2007 to 12/31/2007	$ 14.59	$ 16.82	173,777.2
1/1/2008 to 12/31/2008	$ 16.82	$ 8.92	201,571.5
1/1/2009 to 12/31/2009	$ 8.92	$ 13.14	170,527.0
1/1/2010 to 12/31/2010	$ 13.14	$ 14.02	1,979,594.0
Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$ 11.51	$ 11.90	211,532.1398
1/1/2006 to 12/31/2006	$ 11.90	$ 14.25	137,427.0587
1/1/2007 to 12/31/2007	$ 14.25	$ 14.33	170,774.4
1/1/2008 to 12/31/2008	$ 14.33	$ 7.96	178,682.6
1/1/2009 to 12/31/2009	$ 7.96	$ 10.25	156,692.9
1/1/2010 to 12/31/2010	$ 10.25	$ 10.84	150,097.6
Transamerica WMC Diversified Growth
5/1/2008 to 12/31/2008	$ 10.84	$ 6.20	0.0
1/1/2009 to 12/31/2009	$ 6.20	$ 7.89	0.0
1/1/2010 to 12/31/2010	$ 7.89	$ 9.06	2,353,548.3
Transamerica AEGON Flexible Income(6)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	9,131.9
1/1/2010 to 12/31/2010	$ 1.02	$ 1.12	42,718.0
Transamerica Morgan Stanley Growth Opportunities(7)
5/1/2008 to 12/31/2008	$ 10.65	$ 6.72	0.0
1/1/2009 to 12/31/2009	$ 6.72	$ 8.94	0.0
1/1/2010 to 12/31/2010	$ 8.94	$ 11.85	670,849.5
Transamerica Systematic Small/Mid Cap Value(8)
5/1/2008 to 12/31/2008	$ 10.38	$ 6.31	1,052.9
1/1/2009 to 12/31/2009	$ 6.31	$ 8.85	9,921.1
1/1/2010 to 12/31/2010	$ 8.85	$ 11.26	235,877.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Van Kampen Comstock Fund(9)
3/4/2005 to 12/31/2005	$ 11.01	$ 11.17	412,740.0011
1/1/2006 to 12/31/2006	$ 11.17	$ 12.75	146,029.1724
1/1/2007 to 12/31/2007	$ 12.75	$ 12.30	148,594.4
1/1/2008 to 12/31/2008	$ 12.30	$ 7.76	137,574.1
1/1/2009 to 12/31/2009	$ 7.76	$ 9.88	130,286.8
1/1/2010 to 12/31/2010	$ 9.88	$ 11.24	1,592,191.8

Class XC

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Basic Value Fund
6/23/2008 to 12/31/2008	$ 10.81	$ 5.99	0.0
1/1/2009 to 12/31/2009	$ 5.99	$ 8.92	616.6
1/1/2010 to 12/31/2010	$ 8.92	$ 9.37	689.3
Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 12.89	$ 9.56	12,458.9
1/1/2009 to 12/31/2009	$ 9.56	$ 12.23	56,626.4
1/1/2010 to 12/31/2010	$ 12.23	$ 13.52	29,893.2
AllianceBernstein International Value Fund
6/23/2008 to 12/31/2008	$ 8.95	$ 4.74	10,231.6
1/1/2009 to 12/31/2009	$ 4.74	$ 6.25	26,558.4
1/1/2010 to 12/31/2010	$ 6.25	$ 6.35	29,222.2
AllianceBernstein Small/Mid Cap Value Fund
6/23/2008 to 12/31/2008	$ 12.71	$ 8.50	8,222.7
1/1/2009 to 12/31/2009	$ 8.50	$ 11.84	2,967.7
1/1/2010 to 12/31/2010	$ 11.84	$ 14.73	4,239.2
AllianceBernstein Value Fund
6/23/2008 to 12/31/2008	$ 10.53	$ 7.19	0.0
1/1/2009 to 12/31/2009	$ 7.19	$ 8.41	0.0
1/1/2010 to 12/31/2010	$ 8.41	$ 9.21	0.0
Allianz NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$ 9.33	$ 6.41	14,361.2
1/1/2009 to 12/31/2009	$ 6.41	$ 7.11	41,416.5
1/1/2010 to 12/31/2010	$ 7.11	$ 7.91	28,663.0
Allianz NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$ 14.82	$ 10.62	9,004.7
1/1/2009 to 12/31/2009	$ 10.62	$ 12.94	20,680.1
1/1/2010 to 12/31/2010	$ 12.94	$ 15.88	18,608.8
Allianz NFJ Renaissance Fund
6/23/2008 to 12/31/2008	$ 11.20	$ 7.19	0.0
1/1/2009 to 12/31/2009	$ 7.19	$ 9.44	0.0
1/1/2010 to 12/31/2010	$ 9.44	$ 11.18	0.0
American Century Equity Income Fund
6/23/2008 to 12/31/2008	$ 11.37	$ 9.78	0.0
1/1/2009 to 12/31/2009	$ 9.78	$ 10.76	0.0
1/1/2010 to 12/31/2010	$ 10.76	$ 11.95	0.0
American Century Ultra® Fund
6/23/2008 to 12/31/2008	$ 11.04	$ 7.08	0.0
1/1/2009 to 12/31/2009	$ 7.08	$ 9.39	0.0
1/1/2010 to 12/31/2010	$ 9.39	$ 10.74	0.0
American Funds® – Bond Fund of America®
6/23/2008 to 12/31/2008	$ 10.56	$ 9.30	59,041.9
1/1/2009 to 12/31/2009	$ 9.30	$ 10.50	172,060.6
1/1/2010 to 12/31/2010	$ 10.50	$ 11.07	59,854.0
American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$ 16.86	$ 11.00	58,658.3
1/1/2009 to 12/31/2009	$ 11.00	$ 15.04	182,478.8
1/1/2010 to 12/31/2010	$ 15.04	$ 16.17	39,550.4
American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$ 13.76	$ 8.72	127,010.8
1/1/2009 to 12/31/2009	$ 8.72	$ 11.53	158,508.2
1/1/2010 to 12/31/2010	$ 11.53	$ 12.73	155,726.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$ 11.98	$ 9.15	3,195.5
1/1/2009 to 12/31/2009	$ 9.15	$ 11.19	11,549.1
1/1/2010 to 12/31/2010	$ 11.19	$ 12.31	11,058.7
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$ 11.93	$ 8.54	19,223.2
1/1/2009 to 12/31/2009	$ 8.54	$ 10.68	38,024.3
1/1/2010 to 12/31/2010	$ 10.68	$ 11.63	36,851.7
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.74	$ 8.17	2,093.0
1/1/2009 to 12/31/2009	$ 8.17	$ 10.47	122,639.6
1/1/2010 to 12/31/2010	$ 10.47	$ 11.59	2,701.2
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$ 10.26	$ 9.16	20,305.8
1/1/2009 to 12/31/2009	$ 9.16	$ 10.43	35,544.3
1/1/2010 to 12/31/2010	$ 10.43	$ 11.25	35,147.5
BlackRock Capital Appreciation Fund, Inc.(1)
6/23/2008 to 12/31/2008	$ 12.86	$ 8.30	42,489.6
1/1/2009 to 12/31/2009	$ 8.30	$ 11.14	123,528.3
1/1/2010 to 12/31/2010	$ 11.14	$ 13.06	164,860.8
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$ 14.99	$ 12.05	132,249.1
1/1/2009 to 12/31/2009	$ 12.05	$ 14.41	403,360.0
1/1/2010 to 12/31/2010	$ 14.41	$ 15.56	518,571.5
BlackRock Global Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 9.81	$ 6.04	693.2
1/1/2009 to 12/31/2009	$ 6.04	$ 8.09	21,187.7
1/1/2010 to 12/31/2010	$ 8.09	$ 8.83	21,471.7
BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$ 16.04	$ 10.19	0.0
1/1/2009 to 12/31/2009	$ 10.19	$ 13.49	0.0
1/1/2010 to 12/31/2010	$ 13.49	$ 15.68	0.0
BlackRock Government Income Fund
6/23/2008 to 12/31/2008	$ 10.41	$ 11.00	0.0
1/1/2009 to 12/31/2009	$ 11.00	$ 10.81	3,529.9
1/1/2010 to 12/31/2010	$ 10.81	$ 11.56	3,015.2
BlackRock High Income Fund
6/23/2008 to 12/31/2008	$ 9.54	$ 6.49	0.0
1/1/2009 to 12/31/2009	$ 6.49	$ 10.02	14,263.1
1/1/2010 to 12/31/2010	$ 10.02	$ 11.70	46,384.0
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$ 15.07	$ 9.61	0.0
1/1/2009 to 12/31/2009	$ 9.61	$ 12.08	0.0
1/1/2010 to 12/31/2010	$ 12.08	$ 12.71	0.0
BlackRock International Value Fund
6/23/2008 to 12/31/2008	$ 9.51	$ 6.07	2,287.0
1/1/2009 to 12/31/2009	$ 6.07	$ 7.66	6,880.1
1/1/2010 to 12/31/2010	$ 7.66	$ 7.96	6,943.6
BlackRock Short-Term Bond
6/23/2008 to 12/31/2008	$ 10.20	$ 9.41	0.0
1/1/2009 to 12/31/2009	$ 9.41	$ 10.43	0.0
1/1/2010 to 12/31/2010	$ 10.43	$ 10.78	0.0
BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$ 12.21	$ 8.70	10,058.6
1/1/2009 to 12/31/2009	$ 8.70	$ 10.30	10,170.8
1/1/2010 to 12/31/2010	$ 10.30	$ 11.24	1,212.1

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$ 11.97	$ 8.40	0.0
1/1/2009 to 12/31/2009	$ 8.40	$ 10.81	124,830.3
1/1/2010 to 12/31/2010	$ 10.81	$ 11.89	1,679.7
BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$ 13.05	$ 9.23	1,876.5
1/1/2009 to 12/31/2009	$ 9.23	$ 10.35	20,734.8
1/1/2010 to 12/31/2010	$ 10.35	$ 11.23	25,677.7
BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$ 11.96	$ 8.28	0.0
1/1/2009 to 12/31/2009	$ 8.28	$ 10.28	0.0
1/1/2010 to 12/31/2010	$ 10.28	$ 12.77	0.0
BlackRock S&P 500 Index Fund
6/23/2008 to 12/31/2008	$ 11.66	$ 8.01	2,778.6
1/1/2009 to 12/31/2009	$ 8.01	$ 9.90	5,780.6
1/1/2010 to 12/31/2010	$ 9.90	$ 11.14	5,611.1
BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.90	$ 7.33	3,109.8
1/1/2009 to 12/31/2009	$ 7.33	$ 9.19	3,324.9
1/1/2010 to 12/31/2010	$ 9.19	$ 11.58	2,575.0
Cohen & Steers Realty Income Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.53	$ 7.37	0.0
1/1/2009 to 12/31/2009	$ 7.37	$ 9.95	0.0
1/1/2010 to 12/31/2010	$ 9.95	$ 12.39	0.0
Columbia Acorn USA
6/23/2008 to 12/31/2008	$ 12.84	$ 8.06	7,126.5
1/1/2009 to 12/31/2009	$ 8.06	$ 11.18	16,962.2
1/1/2010 to 12/31/2010	$ 11.18	$ 13.49	22,969.9
Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$ 10.32	$ 5.97	9,439.1
1/1/2009 to 12/31/2009	$ 5.97	$ 8.82	22,489.4
1/1/2010 to 12/31/2010	$ 8.82	$ 10.59	87,339.0
Columbia Marsico Growth Fund
6/23/2008 to 12/31/2008	$ 10.16	$ 6.56	86,309.4
1/1/2009 to 12/31/2009	$ 6.56	$ 8.33	9,819.9
1/1/2010 to 12/31/2010	$ 8.33	$ 9.77	11,378.7
Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.39	$ 8.11	23,926.3
1/1/2009 to 12/31/2009	$ 8.11	$ 10.52	164,929.6
1/1/2010 to 12/31/2010	$ 10.52	$ 11.59	38,780.7
Delaware Smid Cap Growth Fund(2)
10/8/2010 to 12/31/2010	$ 10.00	$ 11.31	5,610.0
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.07	$ 8.69	38,039.3
1/1/2009 to 12/31/2009	$ 8.69	$ 10.33	8,763.3
1/1/2010 to 12/31/2010	$ 10.33	$ 11.70	110,375.8
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$ 10.60	$ 7.37	0.0
1/1/2009 to 12/31/2009	$ 7.37	$ 10.58	5,062.7
1/1/2010 to 12/31/2010	$ 10.58	$ 11.37	6,604.4

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$ 10.15	$ 6.94	35,211.0
1/1/2009 to 12/31/2009	$ 6.94	$ 7.97	159,347.2
1/1/2010 to 12/31/2010	$ 7.97	$ 8.63	259,874.8
Federated Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.78	$ 9.42	36,246.9
1/1/2009 to 12/31/2009	$ 9.42	$ 10.57	117,940.0
1/1/2010 to 12/31/2010	$ 10.57	$ 11.68	4,593.8
Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$ 14.66	$ 9.47	10,154.3
1/1/2009 to 12/31/2009	$ 9.47	$ 12.07	21,971.9
1/1/2010 to 12/31/2010	$ 12.07	$ 14.06	7,979.1
Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$ 13.24	$ 7.56	0.0
1/1/2009 to 12/31/2009	$ 7.56	$ 9.51	0.0
1/1/2010 to 12/31/2010	$ 9.51	$ 11.55	0.0
Janus Forty Fund
7/6/2009 to 12/31/2009	$ 7.33	$ 10.37	206,985.2
1/1/2010 to 12/31/2010	$ 10.37	$ 10.78	64,960.7
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$ 9.92	$ 12.70	35,082.1
1/1/2010 to 12/31/2010	$ 12.70	$ 15.67	20,642.1
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$ 10.05	$ 9.83	1,603.2
1/1/2009 to 12/31/2009	$ 9.83	$ 9.63	2,218.6
1/1/2010 to 12/31/2010	$ 9.63	$ 9.03	2,341.5
JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$ 9.44	$ 6.09	0.0
1/1/2009 to 12/31/2009	$ 6.09	$ 8.30	20,646.7
1/1/2010 to 12/31/2010	$ 8.30	$ 10.91	18,106.0
Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.43	$ 8.15	20,643.6
1/1/2009 to 12/31/2009	$ 8.15	$ 9.56	0.0
1/1/2010 to 12/31/2010	$ 9.56	$ 10.74	0.0
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.46	$ 9.07	8,384.3
1/1/2009 to 12/31/2009	$ 9.07	$ 12.08	27,803.1
1/1/2010 to 12/31/2010	$ 12.08	$ 13.41	38,260.3
Lord Abbett Mid-Cap Value Fund, Inc.
6/23/2008 to 12/31/2008	$ 11.60	$ 7.77	10,870.3
1/1/2009 to 12/31/2009	$ 7.77	$ 9.68	27,147.0
1/1/2010 to 12/31/2010	$ 9.68	$ 11.94	18,085.1
Ready Assets Prime Money Fund
6/23/2008 to 12/31/2008	$ 10.71	$ 10.73	22,739.8
1/1/2009 to 12/31/2009	$ 10.73	$ 10.57	19,023.2
1/1/2010 to 12/31/2010	$ 10.57	$ 10.39	19,806.7
Managers Cadence Capital Appreciation Fund(3)
6/30/2009 to 12/31/2009	$ 10.00	$ 7.83	0
1/1/2010 to 12/31/2010	$ 7.83	$ 8.90	0
Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$ 12.33	$ 6.97	0.0
1/1/2009 to 12/31/2009	$ 6.97	$ 9.84	626.6
1/1/2010 to 12/31/2010	$ 9.84	$ 10.55	640.9

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$ 11.97	$ 7.83	0.0
1/1/2009 to 12/31/2009	$ 7.83	$ 9.91	1,227.6
1/1/2010 to 12/31/2010	$ 9.91	$ 11.28	1,177.5
Oppenheimer Main Street Small - & Mid-Cap Fund®(4)
6/23/2008 to 12/31/2008	$ 12.61	$ 8.15	0.0
1/1/2009 to 12/31/2009	$ 8.15	$ 10.96	1,338.1
1/1/2010 to 12/31/2010	$ 10.96	$ 13.27	1,334.2
PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$ 16.55	$ 7.25	14,912.8
1/1/2009 to 12/31/2009	$ 7.25	$ 9.94	50,128.5
1/1/2010 to 12/31/2010	$ 9.94	$ 12.07	43,111.8
PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$ 10.46	$ 10.13	3,641.6
1/1/2009 to 12/31/2009	$ 10.13	$ 11.24	20,693.2
1/1/2010 to 12/31/2010	$ 11.24	$ 11.55	106,193.2
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$ 11.19	$ 10.08	49,901.8
1/1/2009 to 12/31/2009	$ 10.08	$ 11.73	155,928.1
1/1/2010 to 12/31/2010	$ 11.73	$ 12.37	158,701.8
PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$ 11.03	$ 11.29	191,285.0
1/1/2009 to 12/31/2009	$ 11.29	$ 12.58	564,364.5
1/1/2010 to 12/31/2010	$ 12.58	$ 13.39	458,530.5
Pioneer Fund
6/23/2008 to 12/31/2008	$ 12.37	$ 8.66	0.0
1/1/2009 to 12/31/2009	$ 8.66	$ 10.58	0.0
1/1/2010 to 12/31/2010	$ 10.58	$ 12.03	0.0
Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$ 11.67	$ 7.32	0.0
1/1/2009 to 12/31/2009	$ 7.32	$ 11.67	43,442.1
1/1/2010 to 12/31/2010	$ 11.67	$ 13.49	18,709.4
Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$ 14.61	$ 6.68	7,357.0
1/1/2009 to 12/31/2009	$ 6.68	$ 11.39	57,650.6
1/1/2010 to 12/31/2010	$ 11.39	$ 13.00	37,222.9
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$ 10.26	$ 6.31	8,571.6
1/1/2009 to 12/31/2009	$ 6.31	$ 8.07	38,390.9
1/1/2010 to 12/31/2010	$ 8.07	$ 10.17	16,926.4
Pioneer Growth Opportunities Fund
8/28/2009 to 12/31/2009	$ 10.53	$ 11.31	609.2
1/1/2010 to 12/31/2010	$ 11.31	$ 13.29	569.1
Seligman Capital Fund(5)
6/23/2008 to 12/31/2008	$ 11.10	$ 5.60	0.0
1/1/2009 to 12/31/2009	$ 5.60	$ 8.24	332.9
1/1/2010 to 12/31/2010	$ 8.24	$ 10.36	323.6
Templeton Foreign Fund
6/23/2008 to 12/31/2008	$ 14.30	$ 8.88	30,989.8
1/1/2009 to 12/31/2009	$ 8.88	$ 13.07	33,583.4
1/1/2010 to 12/31/2010	$ 13.07	$ 13.93	209,014.7

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$ 12.11	$ 7.93	14,431.8
1/1/2009 to 12/31/2009	$ 7.93	$ 10.19	15,764.9
1/1/2010 to 12/31/2010	$ 10.19	$ 10.77	15,937.0
Transamerica WMC Diversified Growth
6/23/2008 to 12/31/2008	$ 10.24	$ 6.20	0.0
1/1/2009 to 12/31/2009	$ 6.20	$ 7.87	0.0
1/1/2010 to 12/31/2010	$ 7.87	$ 9.03	263,305.1
Transamerica AEGON Flexible Income(6)
11/12/2009 to 12/31/2009	$ 0.0	$ 1.02	4,575.4
1/1/2010 to 12/31/2010	$ 1.02	$ 1.12	4,419.2
Transamerica Morgan Stanley Growth Opportunities(7)
6/23/2008 to 12/31/2008	$ 10.39	$ 6.72	0.0
1/1/2009 to 12/31/2009	$ 6.72	$ 8.92	308.8
1/1/2010 to 12/31/2010	$ 8.92	$ 11.82	68,558.8
Transamerica Systematic Small/Mid Cap Value(8)
6/23/2008 to 12/31/2008	$ 10.92	$ 6.30	4,025.3
1/1/2009 to 12/31/2009	$ 6.30	$ 8.83	8,586.9
1/1/2010 to 12/31/2010	$ 8.83	$ 11.23	31,134.7
Invesco Van Kampen Comstock Fund(9)
6/23/2008 to 12/31/2008	$ 10.46	$ 7.73	0.0
1/1/2009 to 12/31/2009	$ 7.73	$ 9.83	407.1
1/1/2010 to 12/31/2010	$ 9.83	$ 11.17	174,665.1

(1)	Formerly known as BlackRock Fundamental Growth Fund, Inc.
(2)	Delaware Trend Fund reorganized into Delaware Smid Cap Growth Fund.
(3)	Allianz CCM Capital Appreciation Fund reorganized into Managers Cadence Capital Appreciation Fund.
(4)	Formerly known as Oppenheimer Main Street Small Cap Fund.
(5)	Seligman Capital Fund reorganized into Columbia Mid Cap Growth Fund.
(6)	Formerly known as Transamerica Flexible Income.
(7)	Formerly known as Transamerica Growth Opportunities.
(8)	Formerly known as Transamerica Small/Mid Cap Value.
(9)	Formerly known as Van Kampen Comstock Fund.

The Columbia Mid Cap Growth Fund had not commenced operations as of December 31, 2010 therefore, comparable data is not available.

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
Selling the Contract
Financial Statements
Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Appendix A – Example of Bonus Payment and Recapture

Example: You purchased a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

Date							Bonus Amount Subject to Recapture

		Transactions		Bonus Amounts		Account Value
		Prem.	Withdr.	Paid	Recaptured

5/10/2009	The contract is issued	$ 400,000		$ 18,000		$ 418,000	$ 18,000
Premium Allocated to Tier 1 = $125,000
Premium Allocated to Tier 2 = $275,000
Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1 = 100% x $18,000 = $18,000

5/10/2010	First contract anniversary					$ 428,000	$ 11,700
Assume account value increased by $10,000 due to positive investment performance.
Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$ 155,000		$ 3,540	$ 273,160	$ 8,160
Assume account value increased by $3,700 due to positive investment performance.
Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums = $431,700 — $11,700 — $400,000 = $20,000
Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000
Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000
Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior = ($135,000 — $20,000)/ ($400,000 — $20,000) = $115,000/$380,000 = .3026
Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio = $11,700 x .3026 = $3,540
Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$ 200,000		$ 10,000		$ 459,385	$ 18,160
Assume account value decreased by $23,775 due to negative investment performance.
Premium Allocated to Tier 2 = $100,000
Premium Allocated to Tier 3 = $100,000
Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

5/10/2011	Second contract anniversary					$ 454,385	$ 13,766
Assume account value decreased by $5,000 due to negative investment performance.
Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 30% x ($18,000 — $3,540/65%) = $3,766
Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 100% x ($10,000 — $0) = $10,000

5/10/2012	Third contract anniversary					$ 479,385	$ 6,500
Assume account value increased by $25,000 due to positive investment performance.
Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 0% x ($18,000 — $3,540/65%) = $0
Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 65% x ($10,000 — $0) = $6,500

Appendix B – Example of Maximum Anniversary Value GMDB

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also made withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2009 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

						(A) GMDB MAV Base	(B) Account Value
				Transactions
Date				Prem.	Withdr.			Death Benefit

5/10/2009	The contract is issued			$100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010	First contract anniversary					$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010	Owner puts in $10,000 additional premium			$10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium
	= $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal				$5,000	$114,000	$95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x (	GMDB MAV Base before withdrawal	)
		(account value before withdrawal)
	= $5,000 x ($120,000/$100,000)
	= $6,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d — adjusted withdrawal
	= $120,000 — $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal				$40,000	$76,000	$80,000	$80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x (	GMDB MAV Base before withdrawal	)
		(account value before withdrawal)
	= $40,000 x ($114,000/$120,000)
	= $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before — adjusted withdrawal
	= $114,000 — $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011	Second contract anniversary					$76,000	$70,000	$76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/10 anniversary value = $76,000
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

Appendix C – Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB*

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Greater of Maximum Anniversary Value (“MAV”) and Roll-Up GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB – Greater of Maximum Anniversary Value and Roll-Up.”

Date			Transactions		(A) GMDB MAV Base	(B) GMDB Roll-Up Base	(C) Account Value	Death Benefit
			Prem.	Withdr.
5/10/2009		The contract is issued	$100,000		$100,000	$100,000	$100,000	$100,000 (maximum of (A), (B), (C))

5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000

GMDB MAV Base = greatest of anniversary values = $100,000

GMDB Roll-Up Base = Initial Premium allocated to other than Restricted Subaccounts = $100,000

5/10/2010		First contract anniversary			$110,000	$105,000	$110,000	$110,000 (maximum of (A), (B), (C))

Assume account value increased by $10,000 due to positive investment performance.

5/10/09 anniversary value = account value on 5/10/09 = $110,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% = $100,000 × 1.05 = $105,000

6/28/2010		Owner puts in $10,000 additional premium	$10,000		$120,000	$115,690	$114,000	$120,000 (maximum of (A), (B), (C))

Assume account value decreased by $6,000 due to negative investment performance.

5/10/10 anniversary value = anniversary value before premium + additional premium = $120,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium

= $105,000 × (1.05)^(49/365) + $10,000 = $115,690

8/3/2010		Owner takes a $5,000 withdrawal		$5,000	$114,000	$111,200	$95,000	$114,000 (maximum of (A), (B), (C))
		Assume account value decreased by $14,000 due to negative investment performance.
	MAV adj. w/d = withdrawal ×	(GMDB MAV Base before withdrawal)
		(account value before withdrawal)
		= $5,000 × ($120,000/$100,000) = $6,000
		5/10/09 anniversary value = 5/10/10 anniversary value before w/d —MAV adj. w/d = $120,000 – $6,000 = $114,000
		GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $114,000
		Since $5,000 < .05 × $105,000 = $5,520, withdrawals are dollar-for-dollar with no adjustment.
		GMDB Roll-Up Base = 5/10/11 GMDB Roll-Up Base @ 5% + additional premium —Roll-Up adj. w/d = $105,000 × (1.05)^(85/365) + $10,000 –$5,000 = $111,200

9/22/2010		Owner takes a $40,000 withdrawal		$40,000	$76,000	$74,608	$80,000	$80,000 (maximum of (A), (B), (C))
		Assume account value increased by $25,000 due to positive investment performance.
	MAV adj. w/d = withdrawal ×	(GMDB MAV Base before withdrawal)
		(account value before withdrawal)
		= $40,000 × ($114,000/$120,000) = $38,000
		5/10/11 anniversary value = 5/10/10 anniversary value before w/d —MAV adj. w/d
		= $114,000 – $38,000 = $76,000
		Since $40,000 + $5,000 > .05 × $105,000 = $5,520 withdrawals are adjusted pro-rata.
	Roll-Up adj. w/d = withdrawal ×	(GMDB Roll-Up Base before withdrawal)
		(account value before withdrawal)
	= $40,000 ×	($105,000 × (1.05)^(135/365) + $10,000 –$5,000)= $37,304
		($120,000)
		GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium —Roll-Up adj. w/ds
		= $105,000 x (1.05)^(135/365) + $10,000 –$5,000 –$37,304 = $74,608

5/10/2011		Second contract anniversary			$76,000	$77,946	$70,000	$77,946 (maximum of (A), (B), (C))
		Assume account value decreased by $10,000 due to negative investment performance. 5/10/11 anniversary value = account value on 5/10/11 = $70,000
		GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000
		GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium —Roll-Up adj. w/d
		= $105,000 x 1.05 + $10,000 –$5,000 –$37,304 = $77,946

* For purposes of this example, assume the Contract was not issued in the State of Washington.

Appendix D – Example of ADB*

The purpose of this example is to illustrate the operation of the Additional Death Benefit (ADB). The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.

For a detailed explanation of how we calculate the Additional Death Benefit, see “Additional Death Benefit.”

Example: Assume that a contract owner, (age 60) purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the Additional Death Benefit, and the contract owner makes an initial premium payment of $100,000. The contract owner’s spouse is age 55 and is named the primary beneficiary. The account value less uncollected charges as of receipt of due proof of death is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

ADB Premiums	$100,000
Account Value less uncollected charges	$300,000
ADB Gain	$200,000
Additional Death Benefit Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums ($45,000)	$45,000

Assuming the Account Value less uncollected charges is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the contract owner was age 70, the percentage used in the above calculations would have been 30% since the contract owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

* For purposes of this example assume the Contract is not issued in the state of Washington.

APPENDIX E – Example of GMIB Riders

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit. No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. However, both GMIB riders would generally not have provided any additional benefit in these cases unless there was a sudden, sharp decline in investment returns. The example assumes no investment in Restricted Subaccounts (not applicable for GMIB EXTRA), no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.

Facts: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the contract anniversaries shown:

	GMIB Rider		GMIB EXTRA Rider (Applicable to contract owners who purchased the Contract prior to June 23, 2008)		GMIB EXTRA Rider (Applicable to contract owners who purchased the Contract on or after June 23, 2008)****)
Contract Anniversary*	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**
5th	$ 127,628	Not Available For Exercise	$ 127,628	Not Available For Exercise	$ 133,823	Not Available For Exercise
10th	$ 162,889	$ 9,011	$ 162,889	$ 9,011	$ 179,085	$ 8,682
15th	$ 207,893	$ 12,997	$ 207,893	$ 12,997	$ 239,656	$ 13,085
20th	$ 265,330	$ 18,976	$ 265,330	$ 18,976	$ 320,714	$ 20,013
25th	$ 265,330	$ 21,715	$ 338,635	$ 27,714	$ 429,187	$ 30,798
30th***	$ 265,330	$ 24,516	$ 432,194	$ 39,935	$ 574,349	$ 47,418
35th	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.
**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative. The version of GMIB EXTRA first available on June 23, 2008 uses different and lower payout factors than GMIB and the prior version of GMIB EXTRA.
***	If the Contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.
****	Subject to state availability.

For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of GMIB, see “Guaranteed Minimum Income Benefit” for the GMIB Rider and “Guaranteed Minimum Income Benefit EXTRA” for the GMIB EXTRA Rider.

APPENDIX F – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on July 1, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately took your first withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical contract values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

			Transactions		Contract Value	GMWB Base	GLA	GLA REMAINING
Date			Prem.	Withdr.
7/1/2009		The Contract is issued and the owner takes a $6,000 withdrawal.	$ 100,000		$ 94,000	$ 100,000	$ 6,000	$ —
The Lifetime Income Percentage is 6.0%. No Roll-Up is applicable since the owner took an immediate withdrawal
5/1/2012		10th Monthaversary in the second contract year			$ 120,000	$ 100,000	$ 6,000	$ 6,000
Assume contract value increased by $26,000 due to positive investment performance and that this is the highest monthaversary value since issue. Assume no prior annual ratchet
7/1/2012		Third contract anniversary			$ 115,000	$ 120,000	$ 7,200	$ 7,200
Assume contract value decreased by $5,000 due to negative investment performance and that the $120,000 contract value achieved in month 10 represents the highest monthaversary value for the contract year. A ratchet occurs increasing the GMWB Base to $120,000. The Lifetime Income Percentage remains 6.0%
8/15/2012		Owner takes a $7,200 withdrawal		$ 7,200	$ 103,000	$ 120,000	$ 7,200	$ —
Assume contract value decreased by $4,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the contract year
10/1/2012		Owner takes a $35,000 withdrawal		$ 35,000	$ 65,000	$ 65,000	$ —	$ —
Assume contract value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal
	Adj. Excess w/d = Excess w/d x	( GMWB Base before the excess withdrawal )
account value before the excess withdrawal
= ($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
= $42,000
GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
= Min ($120,000 — $42,000, $65,000) = $65,000
7/1/2013		Fourth contract anniversary			$ 64,000	$ 65,000	$ 3,900	$ 3,900
Assume contract value decreased by $1,000 to $64,000 due to negative investment performance
10/1/2013		Owner takes a $39,900 withdrawal		$ 39,900	$ 16,000	$ 16,000	$ 3,900	$ —
Assume contract value decreased by $8,100 to $55,900 due to negative investment performance. No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x	( GMWB Base before the excess withdrawal )
account value before the excess withdrawal
= $36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
= $45,000
GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
= Min ($65,000 — $45,000, $55,900 — $39,900)
= Min ($20,000, $16,000) = $16,000
7/1/2021		Twelfth contract anniversary — Owner requests a $800 withdrawal		$ 800	$ —	*GMWB RIDER TERMINATED*
Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base. Assume contract value has decreased by $15,200 to $800 due to withdrawals and negative investment performance. You receive the remaining $800 of contract value and the Company pays You an additional $160. The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 = $80 are established with an Annuity Date of 7/1/2023

Appendix G – GMIB and GMWB Investment Categories

GMIB and GMWB Investment Category	Subaccounts
Large Cap	BlackRock Basic Value, BlackRock Capital Appreciation, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock S&P 500 Index, Invesco Basic Value, AllianceBernstein Value, Managers Cadence Capital Appreciation, Davis New York Venture, Dreyfus Appreciation, Federated Capital Appreciation, Lord Abbett Affiliated, Marsico Growth Fund, Oppenheimer Capital Appreciation, Allianz NFJ Divided Value, Eaton Vance Large-Cap Value, Janus Forty Fund, Oppenheimer Main Street, Pioneer Fund, Transamerica WMC Diversified Growth, Invesco Van Kampen Comstock
Mid Cap	Invesco Mid Cap Core Equity, Federated Kaufmann, Lord Abbett Mid-Cap Value, Janus Enterprise Fund, Columbia Mid Cap Growth, Transamerica Morgan Stanley Growth Opportunities
Small Cap	BlackRock Value Opportunities, AllianceBernstein Small/Mid Cap Value, Columbia Acorn USA, Delaware Smid Cap Growth, Oppenheimer Main Street Small - & MidCap, Pioneer Growth Opportunities, JPMorgan Small Cap Growth, Transamerica Systematic Small/Mid Cap Value
International	Templeton Foreign, Templeton Growth, Pioneer Emerging Markets, AllianceBernstein International Value, BlackRock International Value, Columbia Acorn International, BlackRock Global Growth Fund, Inc.
Balanced	BlackRock Global Allocation Fund
Money Market	Ready Assets Prime Money Fund
Fixed Income	BlackRock Total Return, BlackRock High Income, BlackRock Government Income, Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO Low Duration, Transamerica AEGON Flexible Income
Alternative	Cohen & Steers Realty Income, JPMorgan Multi-Cap Market Neutral, PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares

Appendix H – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.

(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix I – State Contract Availability and/or Variations of Certain Features and Benefits

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the Contract’s features and benefits as previously described in this Prospectus.

States Where Certain Features and/or Benefits are Not Available or have Certain Variations to Features and/or Benefits:

State	Features and Benefits	Availability or Variation
California	See “Right to Review” (“Free Look”)” “	For Contracts issued in California to contract owners who are 60 years of age or older, and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Ready Assets Prime Money Fund Subaccount, we will refund the account value less any bonus amounts as of the date you return the Contract.
	See “Partial Withdrawals – Systematic Withdrawal Program” See “Dollar Cost Averaging”	This feature begins 35 days after the contract date. This feature begins 35 days after the contract date.
Maryland	C Class Contracts	Not available.
Minnesota	“Guaranteed Minimum Income Benefit EXTRA”	Currently not available.
Montana	See “Gender-Based Annuity Purchase Rates”	Blended unisex annuity purchase rates are applied to both male and female annuitants; annuity payments under life annuity payout options will be the same for male and female annuitants of the same age on the annuity date.
Oregon	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Oregon, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
Washington	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Washington, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
	See “Death Benefit – GMDB Roll-Up Base A”	Interest rate credited to premiums allocated to subaccounts (other than Restricted Subaccounts) for GMDB Roll-Up Base A is compounded daily at an annual rate of 3%.
	“Additional Death Benefit”	Not available.

Appendix J – Differences between GMIB & GMIB EXTRA

	GMIB	GMIB EXTRA*
Issue Age	Maximum issue age for Contracts purchased through established IRA, Roth IRA, SEP IRA, or tax sheltered annuity contracts is 75 (older annuitant). No minimum issue age.	Maximum issue age is 70 (older annuitant) (age 75 if you purchased your Contract on or after June 23, 2008) and minimum issue age is 45 (younger annuitant). Natural owner(s) must be annuitant(s) and only spouses may be joint annuitants.
Charge	The current charge is 0.50% (0.90% maximum).	The current charge is 0.65% (0.75% if you purchased your Contract on or after June 23, 2008) (1.20% maximum).
Investment Restrictions	No allocation guidelines or investment restrictions currently apply.	Allocation guidelines and investment restrictions apply.
Restricted Subaccounts	Restricted Subaccounts (3% interest on GMIB Roll-Up Base B).	No Restricted Subaccounts (5% (6% if you purchased your Contract on or after June 23, 2008) interest on entire GMIB EXTRA Roll-Up Base).
GMIB Roll-Up Base	GMIB Roll-Up Base accrues interest until the earlier of 20 contract years or the contract anniversary on or following the oldest annuitant’s 80th birthday.	GMIB EXTRA Roll-Up Base accrues interest until the contract anniversary on or following the oldest annuitant’s 85th birthday.
GMIB MAV Base	Anniversary values for GMIB MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 80th birthday.	Anniversary values for GMIB EXTRA MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 85th birthday.
Optional Reset	No optional resets of GMIB Roll-Up Base.	Optional resets of GMIB EXTRA Roll-Up Base until oldest annuitant’s 75th birthday (restarts the 10-year waiting period).
RMD Provision	RMD withdrawals will reduce the GMIB Roll-Up Base in the same manner as all other withdrawals.	RMD withdrawals attributable to assets in the Contract will reduce the GMIB EXTRA Roll-Up Base subject to limited dollar-for-dollar treatment. (“See Required Minimum Distributions”).
No Lapse Guarantee	No Lapse Guarantee not available.	If account value is reduced to zero, No Lapse Guarantee automatically exercises GMIB EXTRA.

*	Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

Appendix K – Differences Between Single Life GMWB and Joint Life GMWB

GMWB	Single Life Rider*	Joint Life Rider
Charge

•         The current charge is 0.60% (0.65% if you purchased your Contract on or after June 23, 2008) (1.25% maximum).

•         The current charge is 0.80% if you elect the Income Enhancement Benefit (1.55% maximum).

The current charge is 0.75% (0.85% if you purchased your Contract on or after June 23, 2008) (1.50% maximum). • The current charge is 1.15% if you elect the Income Enhancement Benefit (2.00% maximum).
Contract Structuring	Joint annuitants are not permitted.	Joint annuitants are permitted, but must be spouses.
Annuitant Changes

•         Changes of annuitant are not permitted under the Single Life rider, except upon spousal continuation. If spousal continuation occurs prior to the first withdrawal, the GMWB Base will remain unchanged. If a withdrawal was made before spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges.

•         The Lifetime Income Percentage may change because it is based on the spouse’s age on the spousal continuation date.

•         The continuing spouse must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the date of the change (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•         Adding a new joint annuitant resets the GMWB Base to the current account value, if lower. Where a new annuitant is named upon spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges, if greater.

•         The Lifetime Income Percentage may change based on the younger spouse’s age on the date of the change, or on the surviving spouse’s age on the spousal continuation date, if greater.

•         If the joint annuitant spouse is removed, the GMWB Base remains unchanged; however, if prior withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age on the date of the first withdrawal or most recent Automatic Step-Up, if later.

•         The new joint annuitant spouse must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008 and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) when added, except upon spousal continuation, in which case, the maximum age limit is waived for the surviving spouse.

*	Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

Appendix L — GMWB Variations Depending On Date of Contract Purchase

The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart. Please see “Guaranteed Minimum Withdrawal Benefit” for a complete list of the differences.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll- Up Rest
If you purchased your Contract prior to September 1, 2006:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each third contract anniversary.	You may cancel the GMWB rider on each third contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each third contract anniversary after the contract date.	The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and (b) is the sum of all additional premiums since the date of the highest contract value used in the last anniversary value calculation.	Not available.
If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any Contract Anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each contract anniversary.	Same as above.	Same as above.	Same as above.	Not available.

If you purchased your Contract on or after January 12, 2007:	Same as above.	Same as above.	You may cancel the GMWB rider on each fifth contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each fifth contract anniversary after the contract date.	Same as above.	On each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for five years after each automatic rollup reset, if any.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll- Up Rest
If you purchased your Contract on or after June 23, 2008:	Same as above.

After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

			Same as above.	Same as above.	The GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and (b) is the sum of all additional premiums since the last contract anniversary.	On each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary.

	Minimum Age Requirement to Purchase the GMWB*	Income Enhancement Benefit
If you purchased your Contract prior to January 11, 2008	You and your joint annuitant (if applicable) must be at least 60 years old.	Not available.
If you purchased your Contract on or after January 11, 2008, but prior to June 23, 2008	You and your joint annuitant (if applicable) must be at least 55 years old.	Not available.
If you purchased your Contract on or after June 23, 2008	There is no minimum age requirement.	Available.

*	Please note that the age bands also differ based on the contract date, please see “Guaranteed Minimum Withdrawal Benefit — Guaranteed Lifetime Amount”.

APPENDIX M– Example of RMD Calculations under the GMIB EXTRA

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

Date			Transactions		Account Value	GMIB Extra Roll-Up Base (Before Activity)	GMIB Extra Roll-Up Base (After Activity)	5% GMIB Dollar-for-Dollar Withdrawal Limit for Contract Year	Remaining 5% GMIB Dollar-for- Dollar Withdrawal Limit for Contract Year
			Prem.	Withdr.
6/1/2009		The contract is issued	$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 5,000	$ 5,000
1/1/2014		Enter 2014 tax year			$ 125,000	$ 125,095	$ 125,095	$ 6,078	$ 6,078
Assume Account Value increased by $25,000 due to positive investment performance and the RMD amount for the 2014 tax year is determined to be $6,500 (based on IRA owner’s age and sex).
6/1/2014		Fifth contract anniversary			$ 130,000	$ 127,645	$ 127,645	$ 6,382	$ 6,382
		Assume Account Value increased by $5,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.						(additional $118 will be permitted for RMD)
9/1/2014		You take $5,000 withdrawal		$ 5,000	$ 125,000	$ 129,225	$ 124,225	$ 6,382	$ 1,382
		Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the contract year ($6,382), the GMIB EXTRA Roll-Up Base is reduced dollar- for-dollar.						(additional $118 will be permitted for RMD)
1/1/2015		Enter 2015 tax year			$ 135,000	$ 126,349	$ 126,349	$ 6,382	$ 1,382
		Assume Account Value increased by $10,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,700 (based on IRA owner’s age and sex).						(additional $118 will be permitted for RMD)
3/1/2015		Service Center notified $6,700 withdrawal will be taken for RMD purposes		$ 6,700	$ 98,300	$ 127,389	$ 119,261	$ 6,381	$ —
		Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $6,700 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000 + $6,700 = $11,700. Since the RMD amount for the 2015 tax year is $6,500, any withdrawal that causes cumulative withdrawals during the contract year to exceed $6,500 will be treated as an adjusted withdrawal and the GMIB EXTRA Roll-Up Base will be “adjusted” as follows:						(additional $118 will be permitted for RMD)
	Adjusted Withdrawal = withdrawal ×	(GMIB EXTRA Roll-Up Base before withdrawal)
(Account Value before the withdrawal)
= ($6,700) × ($127,389 /$105,000) = $8,129
GMIB EXTRA Roll-Up Base = GMIB EXTRA Roll-Up Base (prior to withdrawal) — Adj.Withdrawal = $127,389 — $8,129 = $119,261
6/1/2015		Sixth contract anniversary			$ 98,000	$ 120,899	$ 120,899	$ 6,045	$ 6,045
		Assume no change in Account Value.						(additional $655 will be permitted for RMD)
9/1/2015		No activity			$ 98,000	$ 122,395	$ 122,395	$ 6,045	$ 6,045
(additional $655 will be permitted for RMD)

APPENDIX N – Example of RMD Calculations under the GMIB EXTRA

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

							5% GMIB Dollar-for-Dollar Withdrawal Limit for Contract Year	Remaining 5% GMIB Dollar-for-Dollar Withdrawal Limit for Contract Year

					GMIB Extra Roll-Up Base (Before Activity)	GMIB Extra Roll-Up Base (After Activity)
Date		Transactions		Account Value
		Prem.	Withdr.
6/1/2009	The contract is issued	$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 5,000	$ 5,000
1/1/2014	Enter 2014 tax year			$ 125,000	$ 125,095	$ 125,095	$ 6,078	$ 6,078
Assume Account Value increased by $25,000 due to positive investment performance and the RMD amount for the 2014 tax year is determined to be $6,500 (based on IRA owner’s age and sex).

6/1/2014	Fifth contract anniversary			$ 130,000	$ 127,645	$ 127,645	$ 6,382	$ 6,382
	Assume Account Value increased by $5,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.						(additional $118 will be permitted for RMD)

9/1/2014	You take $5,000 withdrawal		$ 5,000	$ 125,000	$ 129,225	$ 124,225	$ 6,382	$ 1,382
	Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the contract year ($6,382), the GMIB EXTRA Roll-Up Base is reduced dollar-for-dollar.						(additional $118 will be permitted for RMD)

1/1/2015	Enter 2015 tax year			$ 135,000	$ 126,349	$ 126,349	$ 6,382	$ 1,382
	Assume Account Value increased by $10,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,700 (based on IRA owner’s age and sex).						(additional $118 will be permitted for RMD)

3/1/2015	Service Center notified $1,500 withdrawal will be taken for RMD purposes		$ 1,500	$ 103,500	$ 127,389	$ 125,889	$ 6,381	$ —
	Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $1,500 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000 + $1,500 = $6,500. Since cumulative withdrawals during the contract year do not exceed the RMD amount, the $1,500 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.						(additional $118 will be permitted for RMD)

6/1/2015	Sixth contract anniversary			$ 103,500	$ 127,572	$ 127,527	$ 6,376	$ 6,376
	Assume no change in Account Value.						(additional $324 will be permitted for RMD)
9/1/2016	Service Center notified $5,000 withdrawal will be taken for RMD purposes		$ 5,000	$ 98,500	$ 129,105	$ 124,105	$ 6,376	$ 1,376
	Assume now Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000. Since cumulative withdrawals during the contract year do not exceed the RMD amount, the $5,000 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.						(additional $324 will be permitted for RMD)

APPENDIX O – Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

Date			Transactions		Account Value	GMWB Base	Guaranteed Lifetime Amount	Remaining Guaranteed Lifetime Amount in Contract Year	Excess Withdrawal Amount
			Prem.	Withdr.
6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal		$ 100,000	$ 3,000	$ 97,000	$ 100,000	$ 5,000	$ 2,000	$ —
The Lifetime Income Percentage is 5.0%. No Roll-Up is applicable since the owner took an immediate withdrawal.

1/1/2010	Enter 2010 tax year				$ 97,000	$ 100,000	$ 5,000	$ 2,000
Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $5,500 (based on IRA owner’s age and sex).

3/1/2010	Service Center notified $5,000 withdrawal will be taken for RMD purposes			$ 5,000	$ 92,000	$ 96,907	$ 5,000	$ —	$ 3,000
Assume Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $3,000 + $5,000 = $8,000. Since cumulative withdrawals during the contract year exceeds the GLA amount of $5,000, the $3,000 withdrawal will be treated as an adjusted withdrawal and the GMWB base will be adjusted as follow:
	Adjusted Withdrawal = Excess withdrawal ×	( GMWB Base before withdrawal )
(Account Value before the withdrawal)
= ($3,000) × ($100,000 /$97,000) = $3,093
GMWB Base = GMWB Base (prior to withdrawal) — Adj.Withdrawal
= $100,000 — $3,093 = $96,907

6/1/2010	Contract anniversary				$ 92,000	$ 96,907	$ 4,845	$ 4,845
Assume no change in Account Value.

9/1/2010	No Activity				$ 92,000	$ 96,907	$ 4,845	$ 4,845

APPENDIX P – Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

Date		Transactions		Account		Guaranteed Lifetime	Remaining Guaranteed Lifetime Amount in	Excess Withdrawal
		Prem.	Withdr.	Value	GMWB Base	Amount	Contract Year	Amount
6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal The Lifetime Income Percentage is 5.0%. No Roll-Up is applicable since the owner took an immediate withdrawal.	$ 100,000	$ 3,000	$ 97,000	$ 100,000	$ 5,000	$ 2,000	$ —

1/1/2010	Enter 2010 tax year Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $ 6,000 (based on IRA owner’s age and sex).			$ 97,000	$ 100,000	$ 5,000	$ 2,000

06/1/2010	Contract anniversary Assume no change in Account Value.			$ 97,000	$ 100,000	$ 5,000 (additional $ 1,000 will be permitted for RMD)	$ 5,000	$ —

9/1/2010	Service Center notified $ 6,000 withdrawal will be taken for RMD purposes Assume Account Value decreased by $ 6,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $ 6,000. Since cumulative withdrawals during the contract year is equal to the RMD amount, the $ 6,000 withdrawal will not reduce the GMWB Base.		$ 5,000	$ 91,000	$ 100,000	$ 5,000 (additional $ 1,000 will be permitted for RMD)	$ —	$ —

6/1/2011	Contract anniversary			$ 91,000	$ 100,000	$ 5,000	$ 5,000

Merrill Lynch Life Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office: 425 West Capital Avenue

Suite 1800

                            Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Statement of Additional Information May 1, 2011 Merrill Lynch Investor Choice Annuity® (IRA Series)

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by Transamerica Advisors Life Insurance Company (“Transamerica”) as an Individual Retirement Annuity (“IRA”), Roth IRA, or SEP IRA, that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2011, which is available on request and without charge by writing to or calling Transamerica at the Service Center address or phone number set forth above.

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Other Information

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2008, MLPF&S received $7,106,985 in commissions. For the years ended December 31, 2010, 2009 and 2008, Transamerica Capital, Inc. received $8,062,142, $14,710,965 and $9,425,798 in commissions.

Financial Statements

The financial statements of Transamerica included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Transamerica to meet any obligations it may have under the Contract.

Administrative Services Arrangements

Transamerica has entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”), pursuant to which Transamerica can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Transamerica has arranged for MLIG to provide administrative services for the Separate Account and certain contracts including these Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by Transamerica, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2010, 2009, and 2008 $2,801,731$5,326,071, and $9,801,412, respectively, in administrative service fees were paid.

Calculation of Yields and Total Returns

Money Market Yield

From time to time, Transamerica may quote in advertisements and sales literature the current annualized yield for the Ready Assets Prime Money Fund Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an

3

average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

Current Yield = ((NCF – ES)/UV) x (365/7)

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Transamerica also may quote the effective yield of the Ready Assets Prime Money Fund Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Ready Assets Prime Money Fund Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Ready Assets Prime Money Fund Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the Ready Assets Prime Money Fund Subaccount may also be presented for periods other than a 7-day period.

Other Subaccount Yields

From time to time, Transamerica may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Ready Assets Prime Money Fund Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

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Yield = 2 × ((((NI – ES)/(U × UV)) + 1)(6) – 1)

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Transamerica may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

From time to time, Transamerica also may quote in sales literature or advertisements, total returns, including “standard” average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

We must also disclose “non-standard” performance information along with “standard.” “Non-standard” average annual total returns for other periods of time may also be disclosed from time to time. For example, “non-standard” average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

5

TR = ((ERV/P)(1/N)) – 1

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).

ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

From time to time, Transamerica also may quote in sales literature or advertisements “non-standard” Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such non-standard returns may also be quoted for other periods.

From time to time, Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

6

FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

(a wholly owned subsidiary of AEGON USA, LLC)

Year Ended December 31, 2010

Transamerica Advisors Life Insurance Company

(a wholly owned subsidiary of AEGON USA, LLC)

Financial Statements

Year Ended December 31, 2010

[ERNST & YOUNG LLP]

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Advisors Life Insurance Company

We have audited the accompanying balance sheets of Transamerica Advisors Life Insurance Company as of December 31, 2010 and 2009, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Advisors Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in response to new accounting standards, the Company changed its method of accounting for other-than-temporary impairments effective April 1, 2009.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2011

1

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

BALANCE SHEETS

	December 31,
(dollars in thousands, except share data)	2010	2009

ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2010 - $1,565,004; 2009 - $1,334,698)	$1,628,394	$1,323,717
Fixed maturity trading securities	23,138	21,574
Equity available-for-sale securities, at estimated fair value (cost: 2010 - $15,202; 2009 - $15,202)	12,990	11,805
Limited partnerships	9,687	12,620
Mortgage loans on real estate	62,890	70,854
Policy loans	827,638	867,361

Total investments	2,564,737	2,307,931

Cash and cash equivalents	308,614	428,848
Accrued investment income	38,121	34,237
Deferred policy acquisition costs	31,437	26,730
Deferred sales inducements	7,270	6,296
Value of business acquired	335,051	374,737
Goodwill	2,800	2,800
Federal income taxes - deferred	4,467	890
Reinsurance receivables	4,158	35,806
Affiliated short-term note receivable	—	40,000
Receivable for investments sold - net	371	2,009
Other assets	31,635	38,835
Separate Accounts assets	8,163,032	8,313,833

Total Assets	$11,491,693	$11,612,952

See Notes to Financial Statements

2

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

BALANCE SHEETS - Continued

	December 31,
(dollars in thousands, except share data)	2010	2009

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,551,317	$1,626,415
Future policy benefits	362,587	439,634
Claims and claims settlement expenses	33,677	32,846

Total policyholder liabilities and accruals	1,947,581	2,098,895

Other policyholder funds	3,380	10,346
Payables for collateral under securities loaned	160,363	149,050
Derivative instruments - net	353	—
Federal income taxes - current	4,106	4,191
Affiliated payables - net	11,199	7,129
Other liabilities	5,177	8,459
Separate Accounts liabilities	8,163,032	8,313,833

Total Liabilities	10,295,191	10,591,903

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,366,636	1,366,636
Accumulated other comprehensive income (loss), net of taxes	27,487	(10,104)
Retained deficit	(200,121)	(337,983)

Total Stockholder’s Equity	1,196,502	1,021,049

Total Liabilities and Stockholder’s Equity	$11,491,693	$11,612,952

See Notes to Financial Statements

3

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF INCOME

	For the Years Ended December 31,
(dollars in thousands)	2010	2009	2008

Revenues
Policy charge revenue	$204,618	$203,926	$240,667
Net investment income	127,647	122,937	135,158
Net realized investment gains (losses)
Other-than-temporary impairment losses on securities	(4,464)	(14,719)	(8,329)
Portion of other-than-temporary impairment losses recognized in other comprehensive income	4,335	4,753	—
Portion of other-than-temporary impairments previously recognized in other comprehensive income	(423)	106	—

Net other-than-temporary impairment losses on securities recognized in income	(552)	(9,860)	(8,329)
Net realized investment gains (losses), excluding other-than-temporary impairment losses on securities	(23,894)	(48,425)	36,050

Net realized investment gains (losses)	(24,446)	(58,285)	27,721

Total Revenues	307,819	268,578	403,546

Benefits and Expenses
Interest credited to policyholder liabilities	79,066	79,555	91,447
Policy benefits (net of reinsurance recoveries: 2010 - $16,926; 2009 - $3,810; 2008 - $16,492)	30,630	51,104	190,578
Reinsurance premium ceded	14,360	7,253	22,789
Amortization (accretion) of deferred policy acquisition costs	(3,690)	10,605	(695)
Amortization and impairment of value of business acquired	20,353	155,521	37,671
Amortization of other intangibles	—	—	3,774
Impairment charges	—	—	215,462
Insurance expenses and taxes	53,940	75,713	68,778

Total Benefits and Expenses	194,659	379,751	629,804

Income (Loss) Before Taxes	113,160	(111,173)	(226,258)

Federal Income Tax Expense (Benefit)
Current	(436)	7,292	—
Deferred	(24,266)	84,636	(87,919)

Federal Income Tax Expense (Benefit)	(24,702)	91,928	(87,919)

Net Income (Loss)	$137,862	$(203,101)	$(138,339)

See Notes to Financial Statements

4

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
(dollars in thousands)	2010	2009	2008

Net Income (Loss)	$137,862	$(203,101)	$(138,339)

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	76,723	113,729	(146,545)
Reclassification adjustment for losses included in net income	5,353	23,338	—

	82,076	137,067	(146,545)

Net unrealized other-than-temporary impairments on securities
Net unrealized other-than-temporary impairment losses arising during the period	(4,335)	(4,753)	—
Change in previously recognized unrealized other-than-temporary impairments	401	406	—
Reclassification adjustment for other-than-temporary impairments included in net income	423	(106)	—

	(3,511)	(4,453)	—
Adjustments
Policyholder liabilities	(1,672)	3,710	(647)
Deferred policy acquisition costs	—	(1,481)	1,481
Value of business acquired	(18,611)	(46,657)	45,438
Deferred federal income taxes	(20,691)	(29,655)	35,095

	(40,974)	(74,083)	81,367

Total other comprehensive income (loss), net of taxes	37,591	58,531	(65,178)

Comprehensive Income (Loss)	$175,453	$(144,570)	$(203,517)

See Notes to Financial Statements

5

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
(dollars in thousands)	2010	2009	2008

Common Stock	$2,500	$2,500	$2,500

Additional Paid-in Capital
Balance at beginning of year	$1,366,636	$1,366,636	$1,116,636
Capital contribution from AEGON USA, LLC	—	—	250,000

Balance at end of year	$1,366,636	$1,366,636	$1,366,636

Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year	$(10,104)	$(65,178)	$—
Total other comprehensive income (loss), net of taxes	37,591	58,531	(65,178)
Cumulative effect of adoption of other-than-temporary impairment guidance	—	(3,457)	—

Balance at end of year	$27,487	$(10,104)	$(65,178)

Retained Earnings (Deficit)
Balance at beginning of year	$(337,983)	$(138,339)	$—
Net income (loss)	137,862	(203,101)	(138,339)
Cumulative effect of adoption of other-than-temporary impairment guidance	—	3,457	—

Balance at end of year	$(200,121)	$(337,983)	$(138,339)

Total Stockholder’s Equity	$1,196,502	$1,021,049	$1,165,619

See Notes to Financial Statements

6

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2010	2009	2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$137,862	$(203,101)	$(138,339)
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities
Changes in:
Deferred policy acquisition costs	(4,707)	(3,940)	(22,790)
Deferred sales inducements	(974)	936	(7,232)
Value of business acquired	20,353	155,521	37,670
Benefit reserves	(51,419)	(29,116)	132,629
Federal income tax accruals	(24,352)	94,228	(87,203)
Claims and claims settlement expenses	831	(6,037)	(3,522)
Other policyholder funds	(6,966)	8,340	(2,697)
Other intangibles	—	—	3,774
Other operating assets and liabilities, net	37,387	(14,259)	(1,979)
Amortization (accretion) of investments	775	(2,697)	(2,228)
Limited partnership asset distributions	(386)	(411)	(858)
Impairment charges	—	—	215,462
Interest credited to policyholder liabilities	79,066	79,555	91,447
Net increase in fixed maturity trading securities	(1,564)	—	—
Net realized investment (gains) losses	24,446	58,285	(27,721)

Net cash and cash equivalents provided by operating activities	210,352	137,304	186,413

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities and mortgage loans	483,148	354,643	598,127
Maturities of available-for-sale securities and mortgage loans	160,270	173,439	295,409
Purchases of available-for-sale securities	(861,126)	(363,846)	(1,066,743)
Sales of limited partnerships	3,189	2,660	1,148
Change in affiliated short-term note receivable	40,000	(40,000)	—
Change in payable for collateral under securities loaned	11,313	(33,401)	182,451
Changes in derivative liability	353	—	—
Policy loans on insurance contracts, net	39,723	46,521	34,743
Net settlement on futures contracts	(26,864)	(48,105)	37,803
Other	873	1,957	3,235

Net cash and cash equivalents provided by (used in) investing activities	$(149,121)	$93,868	$86,173

See Notes to Financial Statements

7

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF CASH FLOWS - Continued

	For the Years Ended December 31,
(dollars in thousands)	2010	2009	2008

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	$40,784	$284,846	$389,370
Policyholder withdrawals	(222,249)	(516,074)	(641,685)
Capital contribution from AEGON USA, LLC	—	—	250,000

Net cash and cash equivalents used in financing activities	(181,465)	(231,228)	(2,315)

Net increase (decrease) in cash and cash equivalents (1)	(120,234)	(56)	270,271
Cash and cash equivalents, beginning of year	428,848	428,904	158,633

Cash and cash equivalents, end of year	$308,614	$428,848	$428,904

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2010 - $109; 2009 - $65; 2008 - $1,137); interest paid (2010 - $36; 2009 - $28; 2008 - $196); federal income taxes paid (2010 - $3,200; 2009 - $3,100; 2008 - $5,400); and federal income taxes received (2010 - $3,589; 2009 - $5,400; 2008 - $6,115)

See Notes to Financial Statements

8

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in Thousands)

Note 1. Summary of Significant Accounting Policies

Basis of Presentation

Transamerica Advisors Life Insurance Company (“TALIC” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). Prior to July 1, 2010, the Company was known as Merrill Lynch Life Insurance Company (“MLLIC”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to December 28, 2007, the Company was an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co”).

The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. During 2009, the Company, in addition to no longer issuing life insurance products, ceased issuing variable annuity and market value adjusted annuity products.

Basis of Reporting

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.

Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior periods.

Accounting Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments

Fixed maturity and equity securities

The Company’s investments consist of fixed maturity and equity securities that are classified as available-for-sale (“AFS”) which are reported at estimated fair value. In addition, the Company holds fixed maturity securities which contain a conversion to equity feature, which is considered an embedded derivative. These fixed maturity securities have been classified as trading and are reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. The Company’s valuation policy dictates that publicly available prices are initially sought from several third party pricing services. In the event that pricing is not available from these services, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.

The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and

9

industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 1% of the value.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Realized gains and losses on the sale or maturity of investments are determined on first-in, first-out (“FIFO”) basis.

Changes in the fair value of fixed maturity and equity securities deemed AFS are reported as a component of accumulated other comprehensive income (loss), net of taxes on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary. Changes in fair value of fixed maturity securities deemed trading are reported as a component of net investment income.

Other-than-temporary impairments (“OTTI”)

If management determines that a decline in the value of an AFS security is other-than-temporary, an impairment loss is recognized. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). For equity securities, the Company also considers the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For equity securities, once management determines a decline in the value of an AFS security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.

For debt securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For AFS fixed maturity securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion). The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of AFS fixed maturity securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.

Limited partnerships

At December 31, 2010 and 2009, the Company had investments in two limited partnerships that are not publicly traded. One of the partnerships is carried at estimated fair value which is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining partnership is carried at cost.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances and general reserves. The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the

10

Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated collateral value. The Company does not accrue interest on loans ninety days past due. The Company also establishes a general reserve based on a percentage of the outstanding loan balance.

Policy loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Derivative Instruments

Derivatives are financial instruments in which the value changes in response to an underlying variable, which require little or no net initial investment and are net settled at a future date. The Company has entered into exchange traded derivatives such as futures and variance swaps to hedge the costs of the volatility of the S&P market. Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. All derivatives recognized on the Balance Sheets are carried at fair value with changes in fair value recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures occur daily. The fair value for variance swaps is calculated as the difference between the estimated volatility of the underlying S&P index at maturity to the actual volatility of the underlying S&P index at initiation (i.e. strike) multiplied by the notional value of the swap. At termination the final fair value is recorded as a realized investment gain (loss) in the Statements of Income. Variance swaps do not accrue interest, and typically, no cash is exchanged at initiation.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.

Securities Lending

Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The lent securities are included in fixed maturity AFS securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued.

Value of Business Acquired (“VOBA”), Deferred Policy Acquisition Costs (“DAC”) and Deferred Sales Inducements (“DSI”)

VOBA

VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than unamortized balance. See Note 4 to the Financial Statements for further discussion.

DAC

Policy acquisition costs for variable annuities are deferred and amortized based on the estimated future gross profits for each group of contracts. Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and

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the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

At December 31, 2010 and 2009, variable annuities accounted for the Company’s entire DAC asset. See Note 4 to the Financial Statements for further discussion.

DSI

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2010 and 2009, variable annuities accounted for the Company’s entire DSI asset. See Note 4 to the Financial Statements for further discussion.

The short-term equity growth rate and the long-term growth rate for the amortization of VOBA, DAC and DSI were as follows:

	December 31,
	2010	2009	2008
Gross short-term equity growth rate for five years	9.00%	7.25%	15.00%
Gross long-term growth rate	9.00%	9.00%	9.00%

Other Intangibles

Other intangible assets were comprised of a distribution agreement, a trade name and a non-compete agreement. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance at December 31, 2008. Prior to December 31, 2008, the trade name and the non-compete agreements were amortized on a straight-line basis over their useful life of five years. The distribution intangible was amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which was thirty years. The entire asset amount had been allocated to annuities. See Note 4 to the Financial Statements for further discussion.

Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008. See Note 4 to the Financial Statements for further discussion.

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Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.

Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2010	2009
Interest-sensitive life products	4.00% - 4.85%	4.00% - 4.85%
Interest-sensitive deferred annuities	0.25% - 6.15%	0.40% - 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 5 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	2010	2009
Interest rates used for liabilities	2.55% - 5.75%	2.55% - 5.75%

Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

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Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

Federal Income Taxes

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.

The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.

Recent Accounting Guidance

Current Adoption of Recent Accounting Guidance

Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures

The Company adopted guidance (Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements) which included new disclosures and clarifications of existing disclosures about fair value measurements for the period ended March 31, 2010. The guidance requires disclosure of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and reasons for the transfers. Additionally, the ASU clarifies the level of disaggregation for fair value disclosures, requiring disclosures for each class of assets and liabilities. The guidance clarified that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The adoption required updates to the Company’s financial statement disclosures, but did not impact the Company’s results of operations or financial position.

ASC 310, Receivables

The Company adopted guidance (ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses) which requires new and expanded financial statement disclosures for the period ended December 31, 2010. An entity is required to provide qualitative and quantitative disclosures about the allowance for credit losses, credit quality, impaired loans, modifications, and nonaccrual and past due financing receivables. In addition, the disclosures must be disaggregated by portfolio segment or class of financing receivable based on how a company develops its allowance for credit losses and how it manages its credit exposure. The adoption required updates to the Company’s financial statement disclosures, but did not impact the Company’s results of operations or financial position.

Accounting Guidance Adopted in 2009

ASC 105, Generally Accepted Accounting Principles

The Company adopted guidance that established the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“Codification”) as the source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities for the period ended September 30, 2009. All guidance contained in the Codification carries an equal level of authority. The adoption required updates to the Company’s financial statement disclosures, but did not impact the Company’s results of operations or financial position.

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ASC 320, Investments—Debt and Equity Securities

The Company adopted guidance that made other-than-temporary impairment (“OTTI”) guidance for debt securities more operational and improved the presentation and disclosure of OTTI on debt and equity securities in the financial statements for the period ended June 30, 2009. The adoption resulted in a net increase to retained earnings and decrease to accumulated other comprehensive income (loss) of $3,457 at June 30, 2009.

ASC 820, Fair Value Measurements and Disclosures

•

The Company adopted guidance on measuring the fair value of certain alternative investments (i.e., investments in hedge funds, private equity funds, venture capital funds, offshore fund vehicles, funds of funds, and real estate funds) for the period ended December 31, 2009 (ASU 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)). The adoption did not have a material impact on the Company’s financial statements.

•

The Company adopted guidance, for the period ended December 31, 2009, which clarified that when a quoted price in an active market for an identical liability is not available, an entity should measure fair value using one of the following approaches that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs: a) a valuation technique that uses the quoted price of the identical liability when traded as an asset; b) a valuation technique that uses quoted prices for similar liabilities or similar liabilities when traded as assets; or c) another valuation technique that is consistent with fair value measurement guidance (e.g., income approach or a market approach) (ASU 2009-05, Measuring Liabilities at Fair Value). The adoption did not have a material impact on the Company’s financial statements.

•

The Company adopted guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly for the period ended June 30, 2009. The guidance provides a list of factors that an entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared to normal market activity for that asset or liability. The guidance also requires interim disclosures of the inputs and valuation techniques used to measure fair value and disclosure of any changes to those inputs and valuation techniques during the period. The adoption did not have a material impact on the Company’s financial statements.

•

The Company adopted guidance requiring disclosures about fair value of financial instruments in interim reporting periods as well as annual periods for the period ended June 30, 2009. The guidance requires an entity to disclose the methods and significant assumptions used to estimate fair value of financial instruments and to describe changes, if any, to those methods and assumptions during the period. The adoption affected disclosures but did not impact the Company’s results of operations or financial position.

ASC 855, Subsequent Events

The Company adopted guidance that established general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued for the period ended June 30, 2009. In addition, the Company adopted revised guidance as of the period ended December 31, 2009, which eliminated the requirement for entities that file or furnish financial statements to the Securities Exchange Commission (“SEC”) to disclose the date through which subsequent events have been evaluated. The adoption did not impact the Company’s results of operations or financial position.

ASC 815, Derivatives and Hedging

On January 1, 2009, the Company adopted guidance that amended and expanded the disclosure requirements related to derivative instruments and hedging activities to provide users of financial statements with an enhanced understanding of a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. The adoption did not impact the Company’s results of operations or financial position.

ASC 805, Business Combinations

On January 1, 2009, the Company adopted guidance that established the principles and requirements for how the acquirer in a business combination: a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. The adoption did not have a material impact on the results of operation or financial position.

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ASC 350, Intangibles—Goodwill and Other

On January 1, 2009, the Company adopted guidance that amended the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. The adoption did not impact the Company’s results of operations or financial position.

Future Adoption of Accounting Guidance

ASC 820, Fair Value Measurements and Disclosures

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which requires separate presentation of information about purchases, sales, issuances, and settlements in the Level 3 reconciliation for fair value measurements using significant unobservable inputs. This disclosure requirement is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010. The Company will adopt the guidance on January 1, 2011, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.

ASC 944, Financial Services - Insurance

•

In April 2010, the FASB issued ASU 2010-15, How Investments Held Through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. This guidance clarifies that an insurance entity should not consider any separate account interest held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning January 1, 2011 with early adoption permitted with the guidance applied retrospectively to all prior periods upon the date of adoption. The Company will adopt the guidance on January 1, 2011 and does not expect this to have a material impact to the Company’s results of operations and financial position.

•

In October 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. This guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees’ compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company will adopt the guidance on January 1, 2012 and is currently evaluating the impact to the Company’s results of operations and financial position.

ASC 350, Intangibles—Goodwill and Other

In December 2010, the FASB issued ASU 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, which requires entities with a zero or negative carrying value to assess, considering qualitative factors, whether it is more likely than not that a goodwill impairment exists. If an entity concludes that it is more likely than not that a goodwill impairment exists, the entity must perform step 2 of the goodwill impairment test. The guidance is effective for impairment tests performed during entities’ fiscal years, and interim periods within those years, that begin after December 15, 2010. The Company will adopt the guidance on January 1, 2011 and does not expect this to have a material impact to the Company’s results of operations and financial position.

Note 2. Fair Value of Financial Instruments

Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within

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different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company recognizes transfers between levels as of the beginning of the quarter.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$1,120,976	$—	$1,120,976
Asset-backed securities	—	91,209	11,244	102,453
Commercial mortgage-backed securities	—	139,330	504	139,834
Residential mortgage-backed securities	—	101,262	2,886	104,148
Municipals	—	1,475	—	1,475
Government and government agencies
United States	149,652	—	—	149,652
Foreign	3,699	6,157	—	9,856

Total fixed maturity AFS securities (a)	153,351	1,460,409	14,634	1,628,394
Fixed maturity trading securities (a) - corporate securities	—	23,138	—	23,138
Equity securities (a)
Banking securities	—	7,054	—	7,054
Other financial services securities	—	520	—	520
Industrial securities	—	5,416	—	5,416

Total equity securities (a)	—	12,990	—	12,990
Cash equivalents (b)	—	317,321	—	317,321
Limited partnerships (c)	—	—	9,415	9,415
Separate Accounts assets (d)	8,163,032	—	—	8,163,032

Total assets	$8,316,383	$1,813,858	$24,049	$10,154,290

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$(25,416)	$(25,416)
Derivatives (f)	—	353	—	353

Total liabilities	$—	$353	$(25,416)	$(25,063)

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	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$700,585	$11,440	$712,025
Asset-backed securities	—	89,281	22,410	111,691
Commercial mortgage-backed securities	—	152,173	—	152,173
Residential mortgage-backed securities	—	114,979	3,191	118,170
Municipals	—	1,488	—	1,488
Government and government agencies
United States	215,828	—	—	215,828
Foreign	3,463	8,879	—	12,342

Total fixed maturity AFS securities (a)	219,291	1,067,385	37,041	1,323,717
Fixed maturity trading securities (a) - corporate securities	—	21,574	—	21,574
Equity securities (a)
Banking securities	—	6,361	—	6,361
Other financial services securities	—	363	—	363
Industrial securities	—	5,081	—	5,081

Total equity securities (a)	—	11,805	—	11,805
Cash equivalents (b)	—	433,875	—	433,875
Limited partnerships (c)	—	—	7,604	7,604
Separate Accounts assets (d)	8,313,833	—	—	8,313,833

Total assets	$8,533,124	$1,534,639	$44,645	$10,112,408

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$(12,759)	$(12,759)

Total liabilities	$—	$—	$(12,759)	$(12,759)

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities primarily include highly liquid U.S. Treasury and U.S. Government Agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Level 2 securities include fixed maturity securities and preferred stock for which the Company utilized pricing services and corroborated broker quotes. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes.
(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.
(c)	The Company has an investment in a limited partnership for which the fair value was derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining limited partnership is carried at cost and is not included in the abovementioned table.
(d)	Separate Accounts assets are carried at the net asset value provided by the fund managers.
(e)	The Company issued contracts containing guaranteed minimum withdrawal benefits riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.
(f)

Derivatives are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Derivatives are

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classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the identical asset or prices for similar assets. Derivatives are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 2 derivatives include variance swaps for which the Company utilized readily accessible quoted index levels and broker quotes. The fair value for the variance swaps is calculated as the difference between the estimated volatility of the underlying S&P index at maturity to the actual volatility of the underlying S&P index at initiation (i.e. strike) multiplied by the notional value of the swap.

During 2010, there were no transfers between level 1 and 2, respectively.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2010 and 2009:

	December 31, 2010		December 31, 2009
	Limited Partnership	Fixed Maturity AFS Securities	Limited Partnership	Fixed Maturity AFS Securities

Balance at beginning of period (a)	$7,604	$37,041	$9,895	$112,200

Change in unrealized gains (losses) (b)	—	4,125	—	9,805
Purchases	—	27,941	—	20,021
Sales	(712)	(3,781)	(745)	(26,854)
Transfers into Level 3	—	3,256	—	27,473
Transfers out of Level 3	—	(54,058)	—	(100,605)
Changes in valuation (c)	2,137	110	(1,957)	605
Net realized investment gains (losses) (d)	386	—	411	(5,604)

Balance at end of period (a)	$9,415	$14,634	$7,604	$37,041

(a)	Recorded as a component of limited partnerships and fixed maturity AFS securities in the Balance Sheets.
(b)	Recorded as a component of other comprehensive income (loss).
(c)	Recorded as a component of net investment income in the Statements of Income.
(d)	Recorded as a component of net realized investment gains (losses) for fixed maturity and net investment income for limited partnerships in the Statements of Income

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The decrease in Level 3 fixed maturity AFS securities at December 31, 2010 and 2009 was primarily due to an increase in market activity and availability of market observable data (Level 2).

The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions.

The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors).

For equity volatility, the Company uses a term structure assumption with market-based implied volatility inputs for the first five years and a long-term forward rate assumption of 25% thereafter. The volume of observable option trading from which volatilities are derived generally declines as the contracts’ term increases, therefore, the volatility curve grades from implied volatilities for five years to the ultimate rate. The resulting volatility assumption in year 20 for the S&P 500 index (expressed as a spot rate) was 24.8% at December 31, 2010 and 25.3% at December 31, 2009. Correlations of market returns across underlying indices are

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based on historical market returns and their inter-relationships over a number of years preceding the valuation date. Assumptions regarding policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data as required.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2010 and 2009:

	December 31, 2010		December 31, 2009
	GMWB	GMIB Reinsurance	GMWB	GMIB Reinsurance

Balance at beginning of period (b)	$45,987	$(58,746)	$114,457	$(79,134)

Changes in interest rates (a)	20,355	(8,533)	(35,381)	12,922
Changes in equity markets (a)	(10,022)	4,653	(24,462)	13,503
Other (a)	(25,319)	6,209	(8,627)	(6,037)

Balance at end of period (b)	$31,001	$(56,417)	$45,987	$(58,746)

(a)	Recorded as a component of policy benefits in the Statements of Income.
(b)	Recorded as a component of future policy benefits in the Balance Sheets.

During 2010, the decrease in the GMWB and GMIB reinsurance reserves was principally driven by the improved equity markets and updated policyholder behavior assumptions offset by a decline in risk neutral rates. In 2009, the change in GMWB and GMIB reinsurance was driven by the increase in risk neutral rates, improved equity markets, and policyholder behavior assumption updates, slightly offset by a lower credit spread.

Note 3. Investments

Fixed Maturity and Equity Securities

The amortized cost/cost and estimated fair value of investments in fixed maturity and equity AFS securities at December 31, 2010 and 2009 were:

	December 31, 2010
		Gross Unrealized		Estimated Fair Value
	Amortized Cost/Cost	Gains	Losses/ OTTI (1)
Fixed maturity AFS securities
Corporate securities	$1,069,082	$55,530	$(3,638)	$1,120,974
Asset-backed securities	102,964	7,062	(7,572)	102,454
Commercial mortgage-backed securities	131,362	8,501	(29)	139,834
Residential mortgage-backed securities	104,486	3,145	(3,483)	104,149
Municipals	1,462	13	—	1,475
Government and government agencies
United States	146,585	4,771	(1,704)	149,652
Foreign	9,063	794	—	9,856

Total fixed maturity AFS securities	$1,565,004	$79,816	$(16,426)	$1,628,394

Equity securities - preferred stocks
Banking securities	$9,246	$—	$(2,192)	$7,054
Other financial services securities	165	355	—	520
Industrial securities	5,791	—	(375)	5,416

Total equity securities	$15,202	$355	$(2,567)	$12,990

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	December 31, 2009
	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses/ OTTI (1)
Fixed maturity AFS securities
Corporate securities	$694,157	$23,767	$(5,899)	$712,025
Asset-backed securities	118,400	4,830	(11,539)	111,691
Commercial mortgage-backed securities	165,844	1,819	(15,490)	152,173
Residential mortgage-backed securities	122,400	3,400	(7,630)	118,170
Municipals	1,551	7	(70)	1,488
Government and government agencies
United States	220,313	1,427	(5,912)	215,828
Foreign	12,033	369	(60)	12,342

Total fixed maturity AFS securities	$1,334,698	$35,619	$(46,600)	$1,323,717

Equity securities - preferred stocks
Banking securities	$9,246	$—	$(2,885)	$6,361
Other financial services securities	165	198	—	363
Industrial securities	5,791	—	(710)	5,081

Total equity securities	$15,202	$198	$(3,595)	$11,805

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI -OTTI.

Excluding investments in U.S. government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

The amortized cost and estimated fair value of fixed maturity AFS securities by investment grade at December 31, 2010 and 2009 were:

	December 31, 2010		December 31, 2009
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Investment grade	$1,484,533	$1,555,503	$1,249,330	$1,250,717
Below investment grade	80,471	72,891	85,368	73,000

Total fixed maturity AFS securities	$1,565,004	$1,628,394	$1,334,698	$1,323,717

At December 31, 2010 and 2009 the estimated fair value of fixed maturity securities rated BBB- were $55,760 and $38,945, respectively, which is the lowest investment grade rating given by Standard & Poor’s (“S&P”).

The amortized cost and estimated fair value of fixed maturity AFS securities at December 31, 2010 and 2009 by contractual maturities were:

	December 31, 2010		December 31, 2009
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Fixed maturity AFS securities
Due in one year or less	$8,271	$8,350	$107,985	$108,234
Due after one year through five years	250,194	263,865	265,145	273,128
Due after five years through ten years	823,396	858,024	421,437	423,225
Due after ten years	144,331	151,718	133,487	137,096

	1,226,192	1,281,957	928,054	941,683
Mortgage-backed securities and other asset-backed securities	338,812	346,437	406,644	382,034

Total fixed maturity AFS securities	$1,565,004	$1,628,394	$1,334,698	$1,323,717

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In the preceding table fixed maturity securities not due at a single maturity date, have been included in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company had investment securities with an estimated fair value of $23,870 and $23,819 that were deposited with insurance regulatory authorities at December 31, 2010 and 2009, respectively.

Unrealized Gains (Losses) on Fixed Maturity and Equity Securities

The Company’s investments in fixed maturity and equity securities classified as AFS are carried at estimated fair value with unrealized gains and losses included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.

The estimated fair value and gross unrealized losses and OTTI of fixed maturity and equity AFS securities aggregated by length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2010 and 2009 were as follows:

	December 31, 2010
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$69,662	$72,628	$(2,966)
Asset-backed securities	10,276	10,297	(21)
Commercial mortgage-backed securities	1,022	1,051	(29)
Residential mortgage-backed securities	9,371	10,074	(703)
Government and government agencies - United States	644	656	(12)
Equity securities - banking securities	2,558	2,616	(58)

Total fixed maturity and equity securities	93,533	97,322	(3,789)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities - corporate securities	5,205	5,366	(161)

Total fixed maturity and equity securities	5,205	5,366	(161)

Greater than one year
Fixed maturity AFS securities
Corporate securities	11,553	12,064	(511)
Asset-backed securities	15,001	22,552	(7,551)
Residential mortgage-backed securities	15,499	18,279	(2,780)
Government and government agencies - United States	30,846	32,538	(1,692)
Equity securities
Banking securities	4,497	6,631	(2,134)
Industrial securities	5,416	5,791	(375)

Total fixed maturity and equity securities	82,812	97,855	(15,043)

Total fixed maturity and equity securities	$181,550	$200,543	$(18,993)

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	December 31, 2009
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$169,107	$171,407	$(2,300)
Asset-backed securities	3,690	3,767	(77)
Commercial mortgage-backed securities	11,798	12,094	(296)
Residential mortgage-backed securities	19,885	20,021	(136)
Government and government agencies
United States	25,969	26,201	(232)
Foreign	3,563	3,623	(60)

Total fixed maturity and equity securities	234,012	237,113	(3,101)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	6,173	6,813	(640)
Asset-backed securities	12,892	14,470	(1,578)
Commercial mortgage-backed securities	5,046	5,770	(724)
Residential mortgage-backed securities	4	4	—
Government and government agencies - United States	83,657	89,337	(5,680)

Total fixed maturity and equity securities	107,772	116,394	(8,622)

Greater than one year
Fixed maturity AFS securities
Corporate securities	60,057	63,016	(2,959)
Asset-backed securities	22,950	32,834	(9,884)
Commercial mortgage-backed securities	50,799	65,269	(14,470)
Residential mortgage-backed securities	19,805	27,299	(7,494)
Municipals	860	930	(70)
Equity securities
Banking securities	6,361	9,246	(2,885)
Industrial securities	5,081	5,791	(710)

Total fixed maturity and equity securities	165,913	204,385	(38,472)

Total fixed maturity and equity securities	$507,697	$557,892	$(50,195)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

The total number of securities in an unrealized loss position was 74 and 119 at December 31, 2010 and 2009, respectively.

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The estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% and greater than 40% at December 31, 2010 and 2009 were as follows:

	December 31, 2010
	Estimated Fair Value	Gross Unrealized Losses/OTTI (1)	Number of Securities
Decline > 20%
Less than or equal to six months	$995	$(314)	1
Greater than one year	15,849	(9,467)	6

Total	$16,844	$(9,781)	7

Decline > 40%
Greater than one year	$4,284	$(2,969)	2

Total	$4,284	$(2,969)	2

	December 31, 2009
	Estimated Fair Value	Gross Unrealized Losses/OTTI (1)	Number of Securities
Decline > 20%
Greater than one year	$68,806	$(32,677)	17

Total	$68,806	$(32,677)	17

Decline > 40%
Greater than one year	$12,943	$(10,989)	4

Total	$12,943	$(10,989)	4

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

Unrealized gains (losses) incurred during the years ended December 31, 2010 and 2009, respectively, were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. As the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell these securities prior to the anticipated recovery of the amortized cost, the Company did not consider these securities to be other-than-temporarily impaired.

The components of net unrealized gains (losses) and OTTI included in accumulated other comprehensive income (loss), net of taxes, at December 31, 2010 and 2009 was as follows:

	December 31,
	2010	2009
Assets
Fixed maturity securities	$63,390	$(13,990)
Equity securities	(2,212)	(3,397)
VOBA	(19,829)	(1,219)

	41,349	(18,606)

Liabilities
Policyholder account balances	1,387	3,062
Federal income taxes - deferred	(15,249)	5,440

	(13,862)	8,502

Stockholder’s equity
Accumulated other comprehensive income (loss) , net of taxes	$27,487	$(10,104)

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The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums for the years ended December 31, 2010 and 2009.

The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2010 and 2009 was $66,713 and $67,707, respectively.

Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is impaired for the excess carrying value of the loan over its estimated collateral value. In addition to the valuation allowance for specific loans, a general reserve is estimated based on a percent of the outstanding loan balance. The general reserve at December 31, 2010 and 2009 was $33 and $41, respectively. The change in the reserve is reflected in net realized investment gains (losses), excluding OTTI on securities in the Statements of Income. There was one impaired mortgage loan at December 31, 2010, with a specific reserve of $633 with an unpaid principal balance of $3,275. As this loan was impaired as of December 31, 2010, there was no interest income recorded subsequent to the impairment. There were no impaired mortgage loans at December 31, 2009. The change in the credit loss allowances on mortgage loans by type of property for the years ended December 31 was as follows:

Commercial	2010	2009
Beginning balance	$41	$49

Charge offs	(889)	—
Provision	1,514	(8)

Ending Balance	$666	$41

The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in Pennsylvania, New Hampshire, California, Virginia, Ohio, and Washington which account for approximately 80% of mortgage loans at December 31, 2010.

The credit quality of mortgage loans by type of property for the years ended December 31 was as follows:

Commercial	2010	2009
AAA - AA	$24,709	$16,610
A	26,026	44,773
BBB	12,188	9,511

Total mortgage loans on real estate	62,923	70,895
General reserve	(33)	(41)

Total mortgage loans on real estate, net	$62,890	$70,854

The credit quality for the commercial mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the risk rating process is updated at least annually. While mortgage loans with a lower rating carry a higher risk of loss, reserves for loan losses have been established to cover those risks.

Policy Loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2010 and 2009 was $827,638

25

and $867,361, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Securities Lending

The Company loans securities under securities lending agreements. The amortized cost of securities out on loan at December 31, 2010 and 2009 was $150,463 and $149,374, respectively. The estimated fair value of securities out on loan at December 31, 2010 and 2009 was $156,440 and $145,209, respectively.

Derivatives

The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Statements of Income with the change in reserves. Net settlements on the futures occur daily. The Company also entered into two variance swaps in the fourth quarter of 2010 to hedge the costs of the volatility of the S&P market. At December 31, 2010, the Company had 360 outstanding short futures contracts with a notional value of $112,770. At December 31, 2010, the Company has variance swaps with a notional value of $7. At December 31, 2009, the Company had 570 outstanding short futures contracts with a notional value of $158,275. There were no variance swaps at December 31, 2009.

Net Investment Income

Net investment income by source for the years ended December 31 was as follows:

	2010	2009	2008
Fixed maturity AFS securities	$77,950	$71,037	$79,509
Fixed maturity trading securities	213	1,674	2,060
Policy loans	44,324	46,156	48,742
Cash and cash equivalents	858	2,816	7,848
Equity securities	1,050	1,409	2,038
Limited partnerships	2,514	(1,545)	(2,376)
Mortgage loans on real estate	4,360	4,706	2,424
Derivatives	(353)	—	—
Other	346	889	1,103

Gross investment income	131,262	127,141	141,348
Less investment expenses	(3,615)	(4,204)	(6,190)

Net investment income	$127,647	$122,937	$135,158

Realized Investment Gains (Losses)

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of AFS securities for the year ended December 31 were as follows:

	2010	2009	2008
Proceeds	$479,248	$351,633	$598,127
Gross realized investment gains	11,209	5,392	4,853
Gross realized investment losses	(2,723)	(5,507)	(5,861)

Proceeds on AFS securities sold at a realized loss	114,547	103,332	268,351

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Net realized investment gains (losses) for the year ended December 31 were as follows:

	2010	2009	2008
Fixed maturity AFS securities	$6,660	$(10,605)	$(14,751)
Equity securities	10	(3,692)	(414)
Limited partnerships	(2,268)	1,567	—
Mortgage loans on real estate	(1,262)	(531)	(49)
Derivatives	(26,864)	(48,105)	37,803
Adjustment related to VOBA	(722)	3,081	5,132

Net realized investment gains (losses)	$(24,446)	$(58,285)	$27,721

During 2010, the Company recorded a limited partnership impairment of $3,828 due to the decline in fair value of the fund being deemed to be other-than-temporary with the recovery in value from the remaining underlying investments in the fund not anticipated. There were no impaired limited partnerships in 2009 and 2008.

During 2010, the Company established a valuation allowance of $634 for an impaired mortgage loan. A valuation allowance is established when the excess carrying value of the mortgage loan exceeds the estimated collateral value. In addition, mortgage loan losses include a loss of $654 for a mortgage loan which was impaired and sold during the fourth quarter 2010. There were no impaired mortgage loans in 2009 and 2008.

OTTI

If management determines that a decline in the value of an AFS equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and the present value of the security’s anticipated cash flows, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.

The Company adopted revised guidance for the recognition and presentation of OTTI in 2009. As permitted by the guidance, the Company recorded an increase of $3,457 to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on the Statement of Stockholder’s Equity to reclassify the non credit portion of previously other-than-temporarily impaired available-for-sale securities held at April 1, 2009.

The following summarizes the components for this cumulative effect adjustment:

	Unrealized OTTI on Available- For-Sale Securities	Net Unrealized Loss on Available- For-Sale Securities	Total Cumulative Effect Adjustment in OCI
Increase in amortized cost of available-for-sale securities	$241	$12,335	$12,576
Change in VOBA	—	(7,257)	(7,257)
Income tax	(84)	(1,778)	(1,862)

Net cumulative effect adjustment	$157	$3,300	$3,457

The cumulative effect adjustment was calculated for all AFS securities held at April 1, 2009, for which an OTTI was previously recognized, but at April 1, 2009, the Company did not intend to sell the security and it was not more likely than not that the Company would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received at April 1, 2009, to the amortized cost basis of the AFS securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective AFS security in effect before recognizing any OTTI. In addition, because the carrying amounts of VOBA are adjusted for the effects of realized and unrealized gains and losses on AFS, the Company recognized a true-up to the VOBA balances for this cumulative effect adjustment.

27

The following table summarizes the increase to the amortized cost of the AFS securities as of April 1, 2009, resulting from the recognition of the cumulative effect adjustment:

Fixed maturity securities
Corporate securities	$8,583
Government and government agencies - United States	2,367

Total fixed maturity securities	10,950

Equity securities - preferred stocks - banking securities	1,626

Total	$12,576

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts for the years ended December 31:

	2010	2009
Balance at beginning of period	$1,445	$—
Credit losses remaining in retained earnings related to adoption of revised guidance on OTTI (ASC 320)	—	239
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	—	(1,291)
Credit loss impairment recognized in the current period on securities not previously impaired	996	2,479
Additional credit loss impairments recognized in the current period on securities previously impaired recognized in income	—	18
Additional credit loss impairments recognized in the current period on securities previously impaired through other comprehensive income	423	—
Accretion of credit loss impairments previously recognized	(850)	(6)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	—	(4)
Accretion previously recognized on securities which matured, paid down, prepaid or were sold during the period	—	10

Balance at end of period	$2,014	$1,445

The components of OTTI reflected in the Statements of Income for the years ended December 31 was as follows:

	December 31, 2010			December 31, 2009
	OTTI Losses on Securities	Net OTTI Losses Recognized in OCI	Net OTTI Losses Recognized in Income	OTTI Losses on Securities	Net OTTI Loss Recognized in OCI	Net OTTI Losses Recognized in Income
Gross OTTI losses	$6,150	$4,335	$1,815	$18,937	$4,753	$14,184
VOBA	(1,263)	—	(1,263)	(4,324)	—	(4,324)

Net OTTI losses	$4,887	$4,335	$552	$14,613	$4,753	$9,860

For the year ended December 31, 2010, the Company’s impairment losses recognized in the Statements of Income were $552 net of VOBA amortization. The gross impairment losses recognized in the Statements of Income were primarily driven by the impairment of a 2005 vintage residential mortgage-backed security for $722 and a 2007 vintage subprime mortgage asset-backed security for $272 due to adverse changes in cash flows. A corporate bond was also impaired for $397 due to the intent to sell or being more likely than not required to sell. As well as, the Company impaired its holding of a 2007 vintage subprime mortgage asset-backed security for $423. For the year ended December 31, 2009, the Company’s impairment losses were $9,860, net of VOBA amortization. Included in the 2009 impairment losses was $241 related to the non credit impairments previously recorded in income during the first quarter of 2009 prior to adoption of the revised OTTI guidance. For the year ended December 31, 2008, the Company recorded gross impairments of $14,208 and associated VOBA amortization of $5,879.

Note 4. VOBA, DAC, DSI, Other Intangibles and Goodwill

VOBA

VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Accounts performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

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The short-term equity growth rate and the long-term growth rate for the amortization of VOBA, DAC and DSI were as follows:

	December 31,
	2010	2009	2008

Gross short-term equity growth rate for five years	9.00%	7.25%	15.00%

Gross long-term growth rate	9.00%	9.00%	9.00%

The change in carrying amount of VOBA for the years ended December 31 was as follows:

	2010	2009
Balance at beginning of year	$374,737	$581,090

Amortization expense	(44,923)	(12,272)
Unlocking	24,570	(79,355)
Impairment charge	—	(63,894)
Adjustment related to realized (gains) losses on investments and OTTI	(722)	3,081
Adjustment related to unrealized (gains) losses and OTTI on investments	(18,611)	(53,914)

Balance at end of year	$335,051	$374,737

Overall positive gross profits in 2010 and 2009 resulted in amortization expense. Favorable unlocking during 2010 was primarily driven by the favorable equity market in the latter half of the year, while in 2009 poor equity market performance during the first quarter resulted in unfavorable unlocking. In addition, during 2009, an impairment charge was recorded as estimated future gross profits were less than the unamortized balance at March 31, 2009.

The estimated future amortization of VOBA from 2011 to 2015 is as follows:

2011	$29,061
2012	$28,052
2013	$27,187
2014	$26,318
2015	$25,216

DAC and DSI

The change in the carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2009	$24,271	$7,232

Capitalization	14,545	1,521
Amortization	(7,973)	(2,495)
Unlocking	(2,632)	38
Adjustment related to unrealized gains and OTTI on investments	(1,481)	—

Balance, December 31, 2009	26,730	6,296

Capitalization	1,017	64
Accretion	2,580	592
Unlocking	1,110	318

Balance, December 31, 2010	$31,437	$7,270

The increase in DAC and DSI in 2010 as compared to 2009 was principally driven by accretion in 2010 as a result of the decline in the guaranteed benefit reserves as well as favorable unlocking due to the improvement in equity market.

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Intangibles and Goodwill

Other intangibles were comprised of a distribution agreement, the trade name and the non-compete agreement. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($76,161) and the majority of the goodwill balance ($139,301) except for the amount related to the Company’s state licenses at December 31, 2008.

Note 5. Variable Contracts Containing Guaranteed Benefits

Variable Annuity Contracts Containing Guaranteed Benefits

Prior to September 30, 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:

•

In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•

In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years from contract issue that must elapse before the GMIB provision can be exercised.

•

Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	GMDB	GMIB	GMWB
2010
Net amount at risk (a)	$1,210,744	$4,038	$112,188

Average attained age of contract owners	71	62	71

Weighted average period remaining until expected annuitization	n/a	4.4 yrs	n/a

2009
Net amount at risk (a)	$1,415,524	$7,024	$150,197

Average attained age of contract owners	71	61	69

Weighted average period remaining until expected annuitization	n/a	3.9 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.

The Company records liabilities for contracts containing GMDB and GMIB as a component of future policy benefits in the Balance Sheets and changes in the liabilities are included as a component of policy benefits in the Statements of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC.

30

The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.

The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2009	$145,889	$18,535

Guaranteed benefits incurred	43,197	18,781
Guaranteed benefits paid	(52,139)	—
Unlocking	8,586	1,853

Balance, December 31, 2009	145,533	39,169

Guaranteed benefits incurred	37,790	17,659
Guaranteed benefits paid	(52,620)	—
Unlocking	(16,175)	(24,837)

Balance, December 31, 2010	$114,528	$31,991

During 2010, the decrease in the GMDB and GMIB liabilities was primarily due to the favorable equity market movements which resulted in favorable unlocking. During 2009, the small decline in the GMDB liability was primarily due to equity market improvements partially offset by revisions to policyholder behavior assumptions. During 2009, the increase in the GMIB liability was primarily due to revisions to policyholder behavior assumptions partially offset by the favorable impact of improved equity markets in the latter half of 2009.

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

	Equity	Bond	Balanced	Money Market	Other	Total
2010
GMDB only	$1,747,254	$724,402	$572,646	$181,287	$13,613	$3,239,201
GMDB and GMIB	1,176,172	319,345	412,524	42,179	59,789	2,010,009
GMDB and GMWB	402,243	78,407	187,420	3,003	56,619	727,693
GMWB only	158,919	30,298	73,160	1,937	22,279	286,592
GMIB only	91,976	15,238	48,236	3,131	10,718	169,300
No guaranteed benefit	14,885	3,829	16,757	2,057	1,814	39,341

Total	$3,591,449	$1,171,519	$1,310,743	$233,594	$164,832	$6,472,136

2009
GMDB only	$1,786,028	$768,644	$571,784	$238,924	$4,824	$3,370,204
GMDB and GMIB	1,183,035	354,188	404,155	58,510	14,107	2,013,995
GMDB and GMWB	425,882	78,613	188,216	4,312	7,698	704,721
GMWB only	165,990	29,866	75,097	1,809	2,995	275,757
GMIB only	97,595	14,463	44,919	1,866	2,452	161,295
No guaranteed benefit	16,518	4,357	15,703	2,264	1,150	39,992

Total	$3,675,048	$1,250,131	$1,299,874	$307,685	$33,226	$6,565,964

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Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2010	2009
Balanced	$730,732	$733,429
Equity	560,785	562,073
Bond	218,621	228,272
Money Market	180,759	224,095

Total	$1,690,897	$1,747,869

Note 6. Federal Income Taxes

The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	2010	2009	2008
Provisions for income taxes computed at Federal statutory rate (35%)	$39,606	$(38,911)	$(79,190)
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(9,275)	(8,890)	(7,420)
Tax credits	(1,588)	(1,386)	(884)
Valuation allowance on deferred tax assets	(52,555)	145,504	—
Provision to return adjustment	(2,702)	(7,955)	—
Uncertain tax positions	676	3,623	—
Tax goodwill amortization	(198)	—	(431)
Other	1,334	(57)	6

Federal income tax provision	$(24,702)	$91,928	$(87,919)

Effective tax rate	-22%	-83%	39%

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes.

32

Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2010	2009
Deferred tax assets
DAC	$85,512	$101,822
Net operating and capital loss carryforward	105,802	68,655
Intangible assets	59,367	64,582
Investment adjustments	—	11,144
Policyholder account balances	—	20,525
Liability for guaranty fund assessments	1,790	1,741
Tax credits	7,163	9,479
Other	3,031	(477)

Total deferred tax assets	262,665	277,471
Valuation allowance	(92,950)	(145,504)

Net deferred tax assets	169,715	131,967

Deferred tax liabilities
Book VOBA	117,193	131,077
Policyholder account balance	21,332	—
Investment adjustments	26,723	—

Total deferred tax liabilities	165,248	131,077

Total net deferred tax asset	$4,467	$890

The valuation allowance for deferred tax assets at December 31, 2010 and 2009 was $92,950 and $145,504, respectively. The valuation allowance is related to a net operating loss carryforward and other deferred tax assets that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.

The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined there were tax benefits of $4,299 (gross $12,283) and $3,623 (gross $10,351), respectively, that should not be recognized at December 31, 2010 and 2009, respectively, which primarily relate to uncertainty regarding the sustainability of certain deductions taken on the 2009 and 2008 U.S. Federal income tax returns. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The components of the change in the unrecognized tax benefits were as follows:

	December 31,
	2010	2009
Unrecognized tax benefits, opening balance	$3,623	$—
Additions for tax positions of prior years	676	3,623

Unrecognized tax benefits, ending balance	$4,299	$3,623

At December 31, 2010 and 2009, the Company had an operating loss carryforward for federal income tax purposes of $290,009 (net of the ASC 740 reduction of $12,283) and $176,009 (net of the ASC 740 reduction of $10,351), respectively, with a carryforward period of fifteen years that expire at various dates up to 2024. In addition, at December 31, 2010 and 2009, the Company also has a capital loss carryforward for federal income tax purposes of $3,597 and $9,796, respectively, with a carryforward period of five years that will expire at various dates up to 2014. At December 31, 2010 and 2009, the Company had a foreign tax credit carryforward of $4,645 and $5,810, respectively, with a carryforward period of ten years that will expire at various dates up to 2020. Also, the Company has an Alternative Minimum Tax tax credit carryforward for federal income tax purposes of $2,518 and $3,668, respectively, at December 31, 2010 and 2009, respectively, with an indefinite carryforward period.

33

The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company hasn’t incurred or recognized any penalties in its financial statements at December 31, 2010 and 2009, respectively. The Company recognized interest expense of ($119) and $119 at December 31, 2010 and 2009, respectively. The accrued interest expense related to federal income tax was released during 2010 based on the expectation that the net operating loss will offset any taxable income generated by the uncertain tax position for the Company in future tax periods.

The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2009 and 2008, but no examination by the Internal Revenue Service has yet commenced.

Note 7. Stockholder’s Equity and Statutory Accounting Principles

The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners’ (“NAIC”) statutory accounting principles as the basis of its statutory accounting principles.

The Company’s statutory net income (loss) for the years ended December 31, 2010, 2009 and 2008 was $181,242, $225,287 and ($259,862), respectively.

Statutory capital and surplus at December 31, 2010 and 2009 was $813,142 and $599,014, respectively. At December 31, 2010 and 2009, approximately $209,128 and $282,663, respectively of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department, subject to the availability of unassigned surplus. During 2010 and 2009, the Company did not pay any dividends to AUSA or receive any capital contribution from AUSA.

The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. At December 31, 2010 and 2009, based on the RBC formula, the Company’s total adjusted capital level was above the minimum amount of capital required to avoid regulatory action.

Note 8. Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. At December 31, 2010, the Company has recaptured the majority of its life reinsurance which had started in the second quarter of 2008.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2010 and 2009, reinsurance receivables were $4,158 and $35,806 respectively, primarily related to the recapture of life reinsurance and refined calculations in conjunction with system conversions. In addition, in 2010, the Company established a reinsurance reserve on a portion of the recapture of the life reinsurance of $780. There was no reinsurance reserve at December 31, 2009.

The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold from January 1, 1997 to June 30, 2001.

At December 31, 2010, the Company had the following life insurance inforce:

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$6,784,614	$1,365,527	$677	$5,419,764	0.01%

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In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. At December 31, 2010, 44% and 13% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. At December 31, 2009, 45% and 12% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 9. Related Party Transactions

At December 31, 2010, the Company had the following related party agreements in effect:

The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2010, 2009 and 2008, the Company incurred $10,040, $24,844 and $5,221, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

The Company is party to intercompany short-term note receivable arrangements with its parent and affiliates at various times during the year. On April 29, 2010, the Company had an intercompany short-term note receivable of $40,000 with an interest rate of 0.21% that was paid off in December 2010. On June 29, 2009, the Company had an intercompany short-term note receivable of $40,000 with an interest rate of 0.30% that was paid off in April 2010. At December 2008, the Company was not party to any outstanding intercompany short-term notes receivable. During 2010, 2009 and 2008, the Company accrued and/or received $134, $108 and $1,669 of interest, respectively. Interest related to these arrangements is included in net investment income.

AEGON USA Realty Advisors, LLC acts as the manager and administrator for the Company’s mortgage loans on real estate under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2010, 2009 and 2008, the Company incurred $151, $163 and $70, respectively, under this agreement. There were no mortgage loan origination fees during 2010 and 2009, respectively. Mortgage loan origination fees of $25 were capitalized and included on the Balance Sheet under mortgage loans on real estate during 2008. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans.

AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2010, 2009 and 2008, the Company incurred $2,136, $2,207 and $2,029, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.

Transamerica Capital, Inc. provides underwriting and distribution services for the Company under an underwriting agreement. During 2010, 2009 and 2008, the Company incurred $33,844, $47,569 and $29,734, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under multiple service agreements. During 2010, the Company incurred $69 in expenses under this agreement. During 2009, the Company did not incur any expenses or receive any revenue under these agreements. During 2008, the Company received $25 in revenue under these agreements. Charges attributed to these agreements are included in insurance expenses and taxes, net of amounts capitalized, while revenue received is included in policy charge revenue.

The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2010, 2009 and 2008, the Company received $191, $44 and $8, respectively, in revenue under this agreement. Revenue attributable to this agreement is included in policy charge revenue.

The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2010, 2009 and 2008, the Company incurred $50, $268 and $257, respectively, in reinsurance premium ceded expense under this agreement and there were no reinsurance recoveries on death claims incurred.

The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold at fair value and are included in fixed maturity AFS securities and mortgage loans on real estate in the Balance Sheets. During 2010, the Company sold $48,177 and $3,909 of fixed maturity AFS securities and mortgage loans on real estate, respectively, to affiliated companies. During 2009, the Company sold $78,525 and $2,961 of fixed maturity AFS securities and mortgage loans on real estate, respectively, to affiliated companies. During 2008, the Company purchased $204,892 and $68,794

35

of fixed maturities AFS securities and mortgage loans on real estate, respectively, from affiliates. During 2008, the Company sold $34,959 of fixed maturities AFS securities to an affiliated company.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.

Note 10. Commitments and Contingencies

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2010 and 2009, the Company’s estimated liability for future guaranty fund assessments was $5,114 and $4,974, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

Note 11. Segment Information

In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The following tables summarize each business segment’s contribution to select Statements of Income information:

	Annuity	Life Insurance	Total
2010
Net revenues (a)	$152,570	$76,183	$228,753
Amortization and impairment of VOBA	17,379	2,974	20,353
Policy benefits (net of reinsurance recoveries)	(628)	31,258	30,630
Federal income tax expense (benefit)	(24,973)	271	(24,702)
Net income	111,584	26,278	137,862

2009
Net revenues (a)	$101,449	$87,574	$189,023
Amortization and impairment of VOBA	137,232	18,289	155,521
Policy benefits (net of reinsurance recoveries)	22,043	29,061	51,104
Federal income tax expense	34,469	57,459	91,928
Net loss	(174,999)	(28,102)	(203,101)

2008
Net revenues (a)	$215,884	$96,214	$312,099
Amortization and impairment of VOBA	22,664	15,007	37,671
Policy benefits (net of reinsurance recoveries)	161,650	28,928	190,578
Federal income tax expense (benefit)	(94,215)	6,296	(87,919)
Net income (loss)	(158,462)	20,123	(138,339)

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

36

The following tables represent select Balance Sheet information at December 31:

	Total Assets	Total Policyholder Liabilities
2010
Annuity	$8,160,531	$567,834
Life Insurance	3,331,162	1,379,747

Total	$11,491,693	$1,947,581

2009
Annuity	$7,836,365	$641,030
Life Insurance	3,776,587	1,457,865

Total	$11,612,952	$2,098,895

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FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Year Ended December 31, 2010

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors of

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

We have audited the accompanying statements of assets and liabilities of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) (comprised of the Invesco Basic Value Fund, Invesco Mid Cap Core Equity Fund, Invesco Constellation Fund, Invesco Charter Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Equity and Income Fund, Invesco Van Kampen Mid Cap Growth Fund, AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein International Value Fund, AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein Value Fund, Managers Cadence Capital Appreciation Fund, Allianz NFJ Dividend Value Fund, Allianz NFJ Small-Cap Value Fund, Allianz OCC Renaissance Fund, American Century Equity Income Fund, American Century Ultra® Fund, American Funds Bond Fund of America®, American Funds EuroPacific Growth Fund®, American Funds Growth Fund of America®, American Funds Income Fund of America®, American Funds Investment Company of America®, BlackRock Basic Value Fund, Inc., BlackRock Total Return Fund, BlackRock High Income Fund, BlackRock Capital Appreciation, BlackRock Global SmallCap Fund, Inc., BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock Government Income Portfolio, BlackRock International Value Fund, BlackRock Global Allocation Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock S&P 500 Index Fund, BlackRock Short-Term Bond Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Value Opportunities Fund, Inc., Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA, Columbia Acorn International, Columbia Marsico Growth Fund, Davis New York Venture Fund, Inc., Delaware Smid Cap Growth Fund, Dreyfus Appreciation Fund, Inc., Eaton Vance Floating-Rate Fund, Eaton Vance Large-Cap Value Fund, Federated Capital Appreciation Fund, Federated Kaufmann Fund, Fidelity® Advisor Equity Growth Fund, Fidelity® Advisor Mid Cap Growth Fund, Fidelity® Advisor Overseas Fund, Janus Forty Fund, Janus Enterprise Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Lord Abbett Affiliated Fund, Inc., Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Ready Assets Prime Money Fund, MFS® Core Growth Fund, MFS® Research International Fund, MFS® Mid Cap Growth Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Main Street Fund®, Oppenheimer Main Street Small Cap Fund®, Oppenheimer Quest Opportunity Value Fund, PIMCO Commodity RealReturn Strategy Fund, PIMCO Low Duration Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, Pioneer Emerging Markets Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Real Estate Shares Fund, Pioneer Growth Opportunities Fund, The Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Capital Fund, Inc., Columbia Select Smaller-Cap Value Fund, Templeton Foreign Fund, Templeton Growth Fund, Inc., Transamerica WMC Diversified Growth, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, and Transamerica Flexible Income RTL subaccounts) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Merrill Lynch Life Variable Annuity Separate Account D at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 28, 2011

1

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Invesco Basic Value Fund	Invesco Mid Cap Core Equity Fund	Invesco Constellation Fund	Invesco Charter Fund	Invesco Van Kampen Comstock Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	14,249.499	174,214.845	30,042.256	987,275.523	6,542,244.667

Cost	$248,387	$3,704,476	$651,829	$15,851,940	$102,041,114

Investments in mutual funds, Level 1 prices quoted at net asset value	$300,237	$4,036,558	$699,684	$15,964,245	$102,909,508
Receivable for units sold	1	—	1	—	6

Total assets	300,238	4,036,558	699,685	15,964,245	102,909,514

Liabilities
Payable for units redeemed	—	—	—	9	—

	$300,238	$4,036,558	$699,685	$15,964,236	$102,909,514

Net Assets:
Deferred annuity contracts terminable by owners	$300,238	$4,036,558	$699,685	$15,964,236	$102,909,514

Total net assets	$300,238	$4,036,558	$699,685	$15,964,236	$102,909,514

Accumulation units outstanding:
M&E - 1.25% IRA Series	4,391	38,652	—	—	809,913

M&E - 1.30% IRA Annuity	—	—	53,875	1,393,067	1,853,010

M&E - 1.35% IRA Series	4,459	30,592	—	—	398,752

M&E - 1.45% IRA Series	9,450	68,108	—	—	2,063,747

M&E - 1.55% IRA Series	—	32,136	—	—	893,812

M&E - 1.60% IRA Series	—	1,855	—	—	152,890

M&E - 1.65% IRA Series	12,453	90,104	—	—	1,592,192

M&E - 1.70% IRA Series	94	2,948	—	—	69,106

M&E - 1.75% IRA Series	689	29,893	—	—	174,665

Accumulation unit value:
M&E - 1.25% IRA Series	$9.665799	$13.948008	$—	$—	$11.519504

M&E - 1.30% IRA Annuity	$—	$—	$12.987245	$11.459779	$17.859752

M&E - 1.35% IRA Series	$9.605724	$13.861324	$—	$—	$11.447854

M&E - 1.45% IRA Series	$9.546018	$13.775172	$—	$—	$11.376646

M&E - 1.55% IRA Series	$9.486699	$13.689576	$—	$—	$11.305896

M&E - 1.60% IRA Series	$9.457177	$13.646992	$—	$—	$11.270705

M&E - 1.65% IRA Series	$9.427756	$13.604543	$—	$—	$11.235599

M&E - 1.70% IRA Series	$9.398431	$13.562205	$—	$—	$11.200632

M&E - 1.75% IRA Series	$9.369184	$13.520027	$—	$—	$11.165775

See accompanying notes.

2

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Invesco Van Kampen Equity and Income Fund	Invesco Van Kampen Mid Cap Growth Fund	AllianceBernstein Growth and Income Fund, Inc.	AllianceBernstein Large Cap Growth Fund, Inc.	AllianceBernstein International Value Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	727,530.067	122,737.030	564,699.023	105,238.468	220,379.005

Cost	$5,385,347	$2,431,427	$1,533,805	$2,093,576	$2,829,196

Investments in mutual funds, Level 1 prices quoted at net asset value	$6,249,483	$3,652,654	$1,863,507	$2,606,757	$3,010,377
Receivable for units sold	—	—	—	—	1

Total assets	6,249,483	3,652,654	1,863,507	2,606,757	3,010,378

Liabilities
Payable for units redeemed	6	1	—	2	—

	$6,249,477	$3,652,653	$1,863,507	$2,606,755	$3,010,378

Net Assets:
Deferred annuity contracts terminable by owners	$6,249,477	$3,652,653	$1,863,507	$2,606,755	$3,010,378

Total net assets	$6,249,477	$3,652,653	$1,863,507	$2,606,755	$3,010,378

Accumulation units outstanding:
M&E - 1.25% IRA Series	—	—	—	—	45,634

M&E - 1.30% IRA Annuity	367,634	304,955	125,148	160,787	—

M&E - 1.35% IRA Series	—	—	—	—	31,331

M&E - 1.45% IRA Series	—	—	—	—	107,004

M&E - 1.55% IRA Series	—	—	—	—	62,614

M&E - 1.60% IRA Series	—	—	—	—	46,346

M&E - 1.65% IRA Series	—	—	—	—	138,533

M&E - 1.70% IRA Series	—	—	—	—	9,183

M&E - 1.75% IRA Series	—	—	—	—	29,222

Accumulation unit value:
M&E - 1.25% IRA Series	$—	$—	$—	$—	$6.476941

M&E - 1.30% IRA Annuity	$16.999159	$11.977688	$14.890483	$16.212465	$—

M&E - 1.35% IRA Series	$—	$—	$—	$—	$6.452201

M&E - 1.45% IRA Series	$—	$—	$—	$—	$6.427546

M&E - 1.55% IRA Series	$—	$—	$—	$—	$6.402976

M&E - 1.60% IRA Series	$—	$—	$—	$—	$6.390747

M&E - 1.65% IRA Series	$—	$—	$—	$—	$6.378522

M&E - 1.70% IRA Series	$—	$—	$—	$—	$6.366332

M&E - 1.75% IRA Series	$—	$—	$—	$—	$6.354172

See accompanying notes.

3

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	AllianceBernstein Small/Mid Cap Value Fund	AllianceBernstein Value Fund	Managers Cadence Capital Appreciation Fund	Allianz NFJ Dividend Value Fund	Allianz NFJ Small- Cap Value Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	169,900.542	90,332.167	4,046.213	351,990.927	674,933.874

Cost	$2,083,137	$883,619	$57,645	$3,179,466	$13,579,372

Investments in mutual funds, Level 1 prices quoted at net asset value	$3,000,444	$822,023	$66,965	$3,995,097	$19,262,612
Receivable for units sold	—	—	—	—	—

Total assets	3,000,444	822,023	66,965	3,995,097	19,262,612

Liabilities
Payable for units redeemed	—	1	—	2	2

	$3,000,444	$822,022	$66,965	$3,995,095	$19,262,610

Net Assets:
Deferred annuity contracts terminable by owners	$3,000,444	$822,022	$66,965	$3,995,095	$19,262,610

Total net assets	$3,000,444	$822,022	$66,965	$3,995,095	$19,262,610

Accumulation units outstanding:
M&E - 1.25% IRA Series	18,578	9,687	774	31,184	47,720

M&E - 1.30% IRA Annuity	—	—	—	—	528,047

M&E - 1.35% IRA Series	18,241	27,386	—	75,847	43,643

M&E - 1.45% IRA Series	60,722	34,154	—	86,081	130,010

M&E - 1.55% IRA Series	27,458	2,206	6,664	133,293	28,334

M&E - 1.60% IRA Series	3,631	—	—	10,595	22,090

M&E - 1.65% IRA Series	67,283	14,067	—	110,134	89,992

M&E - 1.70% IRA Series	592	—	—	25,193	5,640

M&E - 1.75% IRA Series	4,239	—	—	28,663	18,609

Accumulation unit value:
M&E - 1.25% IRA Series	$15.192919	$9.501091	$9.120562	$8.058944	$16.384105

M&E - 1.30% IRA Annuity	$—	$—	$—	$—	$24.681893

M&E - 1.35% IRA Series	$15.098527	$9.442040	$9.076634	$8.028150	$16.282288

M&E - 1.45% IRA Series	$15.004736	$9.383335	$9.032933	$7.997485	$16.181117

M&E - 1.55% IRA Series	$14.911529	$9.325019	$8.989439	$7.966937	$16.080592

M&E - 1.60% IRA Series	$14.865154	$9.296001	$8.967784	$7.951722	$16.030582

M&E - 1.65% IRA Series	$14.818924	$9.267071	$8.946182	$7.936519	$15.980714

M&E - 1.70% IRA Series	$14.772851	$9.238239	$8.924630	$7.921350	$15.931021

M&E - 1.75% IRA Series	$14.726926	$9.209505	$8.903127	$7.906223	$15.881472

See accompanying notes.

4

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Allianz OCC Renaissance Fund	American Century Equity Income Fund	American Century Ultra Fund®	American Funds Bond Fund of America®	American Funds EuroPacific Growth Fund®

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	280,600.599	749,213.086	2,707.010	4,367,118.632	662,411.995

Cost	$4,331,854	$4,536,513	$67,231	$49,561,314	$25,055,152

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,618,686	$5,401,826	$59,690	$53,235,177	$27,264,878
Receivable for units sold	10	—	2	—	—

Total assets	4,618,696	5,401,826	59,692	53,235,177	27,264,878

Liabilities
Payable for units redeemed	—	—	—	1,785	23

	$4,618,696	$5,401,826	$59,692	$53,233,392	$27,264,855

Net Assets:
Deferred annuity contracts terminable by owners	$4,618,696	$5,401,826	$59,692	$53,233,392	$27,264,855

Total net assets	$4,618,696	$5,401,826	$59,692	$53,233,392	$27,264,855

Accumulation units outstanding:
M&E - 1.25% IRA Series	321	9,436	—	241,254	266,173

M&E - 1.30% IRA Annuity	209,306	313,009	—	2,312,474	—

M&E - 1.35% IRA Series	—	—	—	64,919	80,367

M&E - 1.45% IRA Series	2,706	1,344	5,158	617,020	582,062

M&E - 1.55% IRA Series	—	—	—	147,911	129,125

M&E - 1.60% IRA Series	—	—	—	54,121	25,074

M&E - 1.65% IRA Series	968	4,168	301	722,672	532,068

M&E - 1.70% IRA Series	—	—	—	2,474	5,579

M&E - 1.75% IRA Series	—	—	—	59,854	39,550

Accumulation unit value:
M&E - 1.25% IRA Series	$11.533758	$12.326078	$11.078256	$11.422149	$16.677047

M&E - 1.30% IRA Annuity	$21.849687	$16.673796	$—	$13.741279	$—

M&E - 1.35% IRA Series	$11.462077	$12.249434	$11.009384	$11.351124	$16.573357

M&E - 1.45% IRA Series	$11.390857	$12.173281	$10.940962	$11.280526	$16.470326

M&E - 1.55% IRA Series	$11.320096	$12.097627	$10.872972	$11.210388	$16.367942

M&E - 1.60% IRA Series	$11.284883	$12.059974	$10.839146	$11.175485	$16.317003

M&E - 1.65% IRA Series	$11.249781	$12.022450	$10.805433	$11.140698	$16.266201

M&E - 1.70% IRA Series	$11.214787	$11.985022	$10.771811	$11.106021	$16.215587

M&E - 1.75% IRA Series	$11.179924	$11.947744	$10.738302	$11.071450	$16.165132

See accompanying notes.

5

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	American Funds Growth Fund of America®	American Funds Income Fund of America®	American Funds Investment Company of America®	BlackRock Basic Value Fund, Inc.	BlackRock Total Return Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,675,547.230	3,484,519.205	2,857,463.378	1,539,018.411	872,058.919

Cost	$126,422,075	$63,553,233	$86,409,807	$38,355,128	$9,116,126

Investments in mutual funds, Level 1 prices quoted at net asset value	$141,995,605	$57,637,650	$80,436,311	$39,383,481	$9,697,295
Receivable for units sold	—	3	—	—	47

Total assets	141,995,605	57,637,653	80,436,311	39,383,481	9,697,342

Liabilities
Payable for units redeemed	13	—	7	13	—

	$141,995,592	$57,637,653	$80,436,304	$39,383,468	$9,697,342

Net Assets:
Deferred annuity contracts terminable by owners	$141,995,592	$57,637,653	$80,436,304	$39,383,468	$9,697,342

Total net assets	$141,995,592	$57,637,653	$80,436,304	$39,383,468	$9,697,342

Accumulation units outstanding:
M&E - 1.25% IRA Series	599,953	256,448	305,619	69,576	71,654

M&E - 1.30% IRA Annuity	5,036,188	2,300,624	3,678,959	1,979,224	418,405

M&E - 1.35% IRA Series	175,618	50,307	110,780	28,429	1,613

M&E - 1.45% IRA Series	1,194,396	499,532	575,689	133,260	134,613

M&E - 1.55% IRA Series	371,155	86,093	75,012	34,343	42,428

M&E - 1.60% IRA Series	72,079	17,870	28,023	9,570	19,213

M&E - 1.65% IRA Series	1,243,022	441,477	643,562	166,732	86,237

M&E - 1.70% IRA Series	26,541	7,320	1,148	—	3,292

M&E - 1.75% IRA Series	155,726	11,059	36,852	2,701	35,148

Accumulation unit value:
M&E - 1.25% IRA Series	$13.129089	$12.701508	$11.995566	$11.958592	$11.604503

M&E - 1.30% IRA Annuity	$18.346029	$17.598777	$16.158396	$17.253533	$12.415134

M&E - 1.35% IRA Series	$13.047416	$12.622498	$11.920944	$11.884236	$11.532336

M&E - 1.45% IRA Series	$12.966256	$12.543989	$11.846801	$11.810360	$11.460620

M&E - 1.55% IRA Series	$12.885600	$12.466009	$11.773143	$11.736962	$11.389360

M&E - 1.60% IRA Series	$12.845486	$12.427179	$11.736452	$11.700442	$11.353889

M&E - 1.65% IRA Series	$12.805488	$12.388498	$11.699888	$11.664030	$11.318553

M&E - 1.70% IRA Series	$12.765622	$12.349941	$11.663492	$11.627737	$11.283314

M&E - 1.75% IRA Series	$12.725853	$12.311502	$11.627183	$11.591550	$11.248194

See accompanying notes.

6

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	BlackRock High Income Fund	BlackRock Capital Appreciation	BlackRock Global SmallCap Fund, Inc.	BlackRock International Index Fund	BlackRock Small Cap Index Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,452,601.531	5,447,280.467	52,526.287	44,255.041	10,335.461

Cost	$11,611,184	$104,264,634	$1,307,029	$660,523	$136,231

Investments in mutual funds, Level 1 prices quoted at net asset value	$11,747,961	$125,232,978	$1,204,428	$502,737	$126,196
Receivable for units sold	49	—	—	—	—

Total assets	11,748,010	125,232,978	1,204,428	502,737	126,196

Liabilities
Payable for units redeemed	—	6	1	—	—

	$11,748,010	$125,232,972	$1,204,427	$502,737	$126,196

Net Assets:
Deferred annuity contracts terminable by owners	$11,748,010	$125,232,972	$1,204,427	$502,737	$126,196

Total net assets	$11,748,010	$125,232,972	$1,204,427	$502,737	$126,196

Accumulation units outstanding:
M&E - 1.25% IRA Series	111,446	810,165	28,910	6,474	3,936

M&E - 1.30% IRA Annuity	—	2,694,509	—	—	—

M&E - 1.35% IRA Series	85,130	380,894	—	—	—

M&E - 1.45% IRA Series	279,918	2,093,800	15,693	11,020	3,985

M&E - 1.55% IRA Series	194,746	834,308	—	—	—

M&E - 1.60% IRA Series	21,896	169,721	4,143	1,222	—

M&E - 1.65% IRA Series	243,038	1,594,542	26,627	20,294	1,754

M&E - 1.70% IRA Series	12,285	62,365	—	—	—

M&E - 1.75% IRA Series	46,384	164,861	—	—	—

Accumulation unit value:
M&E - 1.25% IRA Series	$11.925765	$13.475005	$16.181156	$13.110160	$13.169549

M&E - 1.30% IRA Annuity	$—	$16.385770	$—	$—	$—

M&E - 1.35% IRA Series	$11.880235	$13.391246	$16.080629	$13.028689	$13.087719

M&E - 1.45% IRA Series	$11.834884	$13.308028	$15.980742	$12.947730	$13.006384

M&E - 1.55% IRA Series	$11.789728	$13.225325	$15.881474	$12.867289	$12.925584

M&E - 1.60% IRA Series	$11.767212	$13.184181	$15.832100	$12.827265	$12.885372

M&E - 1.65% IRA Series	$11.744746	$13.143159	$15.782852	$12.787371	$12.845287

M&E - 1.70% IRA Series	$11.722325	$13.102271	$15.733780	$12.747597	$12.805348

M&E - 1.75% IRA Series	$11.699960	$13.061512	$15.684856	$12.707956	$12.765510

See accompanying notes.

7

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	BlackRock Government Income Portfolio	BlackRock International Value Fund	BlackRock Global Allocation Fund, Inc.	BlackRock Global Growth Fund, Inc.	BlackRock S&P 500 Index Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	3,310,430.517	58,733.518	10,112,055.229	103,201.605	842,914.049

Cost	$35,674,298	$1,186,408	$178,933,852	$1,344,158	$11,846,916

Investments in mutual funds, Level 1 prices quoted at net asset value	$35,785,754	$1,268,644	$196,376,112	$1,578,985	$12,938,730
Receivable for units sold	5	—	1	—	—

Total assets	35,785,759	1,268,644	196,376,113	1,578,985	12,938,730

Liabilities
Payable for units redeemed	—	1	—	1	2

	$35,785,759	$1,268,643	$196,376,113	$1,578,984	$12,938,728

Net Assets:
Deferred annuity contracts terminable by owners	$35,785,759	$1,268,643	$196,376,113	$1,578,984	$12,938,728

Total net assets	$35,785,759	$1,268,643	$196,376,113	$1,578,984	$12,938,728

Accumulation units outstanding:
M&E - 1.25% IRA Series	21,079	15,774	749,529	10,998	38,505

M&E - 1.30% IRA Annuity	2,838,411	—	3,544,662	—	546,234

M&E - 1.35% IRA Series	23,467	10,905	920,588	11,278	21,525

M&E - 1.45% IRA Series	28,754	25,039	1,642,998	16,235	136,734

M&E - 1.55% IRA Series	47,092	30,197	1,308,725	78,272	64,844

M&E - 1.60% IRA Series	9,345	932	275,739	1,230	8,631

M&E - 1.65% IRA Series	57,490	61,956	1,402,592	37,169	129,695

M&E - 1.70% IRA Series	5,887	6,456	135,235	1,188	2,164

M&E - 1.75% IRA Series	3,015	6,944	518,571	21,472	5,611

Accumulation unit value:
M&E - 1.25% IRA Series	$11.826774	$8.110021	$16.049815	$8.955592	$11.489798

M&E - 1.30% IRA Annuity	$11.800239	$—	$24.413906	$—	$15.250975

M&E - 1.35% IRA Series	$11.773778	$8.079022	$15.950066	$8.930322	$11.418317

M&E - 1.45% IRA Series	$11.721023	$8.048156	$15.850942	$8.905131	$11.347305

M&E - 1.55% IRA Series	$11.668527	$8.017404	$15.752458	$8.880015	$11.276740

M&E - 1.60% IRA Series	$11.642367	$8.002089	$15.703451	$8.867501	$11.241639

M&E - 1.65% IRA Series	$11.616281	$7.986802	$15.654598	$8.854999	$11.206626

M&E - 1.70% IRA Series	$11.590243	$7.971548	$15.605910	$8.842510	$11.171745

M&E - 1.75% IRA Series	$11.564279	$7.956315	$15.557357	$8.830047	$11.136981

See accompanying notes.

8

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	BlackRock Short- Term Bond Fund	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	30,745.110	663,330.637	530,217.680	381,032.886	584,134.703

Cost	$301,647	$7,485,036	$4,981,677	$6,153,757	$11,850,252

Investments in mutual funds, Level 1 prices quoted at net asset value	$303,762	$7,217,037	$5,455,940	$5,566,890	$11,151,131
Receivable for units sold	1	—	—	2	1

Total assets	303,763	7,217,037	5,455,940	5,566,892	11,151,132

Liabilities
Payable for units redeemed	—	—	6	—	—

	$303,763	$7,217,037	$5,455,934	$5,566,892	$11,151,132

Net Assets:
Deferred annuity contracts terminable by owners	$303,763	$7,217,037	$5,455,934	$5,566,892	$11,151,132

Total net assets	$303,763	$7,217,037	$5,455,934	$5,566,892	$11,151,132

Accumulation units outstanding:
M&E - 1.25% IRA Series	5,870	61,186	60,606	57,780	41,575

M&E - 1.30% IRA Annuity	—	—	—	—	522,910

M&E - 1.35% IRA Series	—	15,393	12,051	21,007	11,025

M&E - 1.45% IRA Series	12,150	277,371	184,433	169,026	28,647

M&E - 1.55% IRA Series	—	19,998	38,262	35,800	4,387

M&E - 1.60% IRA Series	1,007	34,416	33,122	34,379	2,579

M&E - 1.65% IRA Series	8,678	212,234	116,252	137,865	11,438

M&E - 1.70% IRA Series	—	11,029	5,070	7,060	—

M&E - 1.75% IRA Series	—	1,212	1,680	25,678	2,575

Accumulation unit value:
M&E - 1.25% IRA Series	$11.118789	$11.591265	$12.270463	$11.583480	$11.945825

M&E - 1.30% IRA Annuity	$—	$—	$—	$—	$19.010859

M&E - 1.35% IRA Series	$11.049631	$11.519259	$12.194225	$11.511510	$11.871554

M&E - 1.45% IRA Series	$10.980909	$11.447694	$12.118457	$11.439999	$11.797759

M&E - 1.55% IRA Series	$10.912619	$11.376591	$12.043166	$11.368932	$11.724444

M&E - 1.60% IRA Series	$10.878647	$11.341212	$12.005710	$11.333582	$11.687957

M&E - 1.65% IRA Series	$10.844780	$11.305933	$11.968370	$11.298345	$11.651591

M&E - 1.70% IRA Series	$10.811022	$11.270776	$11.931154	$11.263212	$11.615335

M&E - 1.75% IRA Series	$10.777368	$11.235745	$11.894046	$11.228187	$11.579203

See accompanying notes.

9

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Cohen & Steers Realty Income Fund, Inc.	Columbia Acorn USA	Columbia Acorn International	Columbia Marsico Growth Fund	Davis New York Venture Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	71,999.717	515,075.030	751,785.381	289,677.060	1,848,783.905

Cost	$760,187	$10,315,189	$30,081,977	$4,249,142	$57,568,652

Investments in mutual funds, Level 1 prices quoted at net asset value	$809,277	$14,185,166	$30,725,469	$5,892,031	$63,487,239
Receivable for units sold	1	—	—	1	—

Total assets	809,278	14,185,166	30,725,469	5,892,032	63,487,239

Liabilities
Payable for units redeemed	—	2	1	—	18

	$809,278	$14,185,164	$30,725,468	$5,892,032	$63,487,221

Net Assets:
Deferred annuity contracts terminable by owners	$809,278	$14,185,164	$30,725,468	$5,892,032	$63,487,221

Total net assets	$809,278	$14,185,164	$30,725,468	$5,892,032	$63,487,221

Accumulation units outstanding:
M&E - 1.25% IRA Series	18,617	120,702	404,632	56,870	286,633

M&E - 1.30% IRA Annuity	—	—	—	—	2,413,758

M&E - 1.35% IRA Series	—	75,102	163,538	22,175	68,498

M&E - 1.45% IRA Series	12,625	371,474	1,012,526	254,091	773,813

M&E - 1.55% IRA Series	—	112,826	351,882	34,569	142,540

M&E - 1.60% IRA Series	1,464	42,628	75,663	35,470	59,724

M&E - 1.65% IRA Series	31,579	277,879	742,255	137,905	517,347

M&E - 1.70% IRA Series	—	11,707	35,084	43,511	24,333

M&E - 1.75% IRA Series	—	22,970	87,339	11,379	38,781

Accumulation unit value:
M&E - 1.25% IRA Series	$12.780927	$13.916222	$10.795927	$10.012167	$11.957773

M&E - 1.30% IRA Annuity	$—	$—	$—	$—	$16.973294

M&E - 1.35% IRA Series	$12.701489	$13.829668	$10.754668	$9.963943	$11.883424

M&E - 1.45% IRA Series	$12.622538	$13.743670	$10.713605	$9.915961	$11.809542

M&E - 1.55% IRA Series	$12.544090	$13.658186	$10.672695	$9.868234	$11.736119

M&E - 1.60% IRA Series	$12.505051	$13.615671	$10.652313	$9.844451	$11.699603

M&E - 1.65% IRA Series	$12.466141	$13.573289	$10.631961	$9.820733	$11.663187

M&E - 1.70% IRA Series	$12.427376	$13.531029	$10.611663	$9.797072	$11.626894

M&E - 1.75% IRA Series	$12.388709	$13.488913	$10.591394	$9.773470	$11.590720

See accompanying notes.

10

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Delaware Smid Cap Growth Fund	Dreyfus Appreciation Fund, Inc.	Eaton Vance Floating-Rate Fund	Eaton Vance Large- Cap Value Fund	Federated Capital Appreciation Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	317,156.576	905,680.050	270,552.577	3,937,158.344	59,376.284

Cost	$6,333,679	$32,062,815	$2,322,989	$71,210,953	$1,041,221

Investments in mutual funds, Level 1 prices quoted at net asset value	$6,771,293	$34,596,978	$2,505,317	$71,735,025	$1,129,337
Receivable for units sold	2	8	536	—	—

Total assets	6,771,295	34,596,986	2,505,853	71,735,025	1,129,337

Liabilities
Payable for units redeemed	—	—	—	14	—

	$6,771,295	$34,596,986	$2,505,853	$71,735,011	$1,129,337

Net Assets:
Deferred annuity contracts terminable by owners	$6,771,295	$34,596,986	$2,505,853	$71,735,011	$1,129,337

Total net assets	$6,771,295	$34,596,986	$2,505,853	$71,735,011	$1,129,337

Accumulation units outstanding:
M&E - 1.25% IRA Series	15,406	361,221	35,586	1,030,441	1,902

M&E - 1.30% IRA Annuity	471,898	—	—	—	—

M&E - 1.35% IRA Series	2,304	186,511	17,488	580,484	21,829

M&E - 1.45% IRA Series	46,608	946,402	54,384	2,684,963	38,676

M&E - 1.55% IRA Series	8,876	442,475	46,185	1,315,342	8,382

M&E - 1.60% IRA Series	4,628	82,462	6,299	210,507	4,116

M&E - 1.65% IRA Series	42,789	748,758	38,387	2,057,692	15,576

M&E - 1.70% IRA Series	—	33,569	12,025	98,158	—

M&E - 1.75% IRA Series	5,610	110,376	6,604	259,875	4,594

Accumulation unit value:
M&E - 1.25% IRA Series	$11.323447	$12.070874	$11.725939	$8.792037	$12.053806

M&E - 1.30% IRA Annuity	$11.322170	$—	$—	$—	$—

M&E - 1.35% IRA Series	$11.320889	$11.995854	$11.653014	$8.758438	$11.978875

M&E - 1.45% IRA Series	$11.318314	$11.921301	$11.580546	$8.724982	$11.904426

M&E - 1.55% IRA Series	$11.315761	$11.847215	$11.508546	$8.691659	$11.830432

M&E - 1.60% IRA Series	$11.314481	$11.810348	$11.472709	$8.675060	$11.793621

M&E - 1.65% IRA Series	$11.313200	$11.773611	$11.436997	$8.658477	$11.756927

M&E - 1.70% IRA Series	$11.311920	$11.736986	$11.401411	$8.641942	$11.720358

M&E - 1.75% IRA Series	$11.310644	$11.700465	$11.365913	$8.625433	$11.683877

See accompanying notes.

11

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Federated Kaufmann Fund	Fidelity® Advisor Equity Growth Fund	Fidelity® Advisor Mid Cap Growth Fund	Fidelity® Advisor Overseas Fund	Janus Forty Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,099,478.869	42,500.766	100,189.534	180,180.692	268,184.623

Cost	$4,442,627	$1,873,174	$2,353,417	$2,822,285	$8,016,499

Investments in mutual funds, Level 1 prices quoted at net asset value	$6,036,139	$2,293,767	$2,006,796	$3,279,289	$9,048,549
Receivable for units sold	—	2	—	—	—

Total assets	6,036,139	2,293,769	2,006,796	3,279,289	9,048,549

Liabilities
Payable for units redeemed	1	—	350	32	10

	$6,036,138	$2,293,769	$2,006,446	$3,279,257	$9,048,539

Net Assets:
Deferred annuity contracts terminable by owners	$6,036,138	$2,293,769	$2,006,446	$3,279,257	$9,048,539

Total net assets	$6,036,138	$2,293,769	$2,006,446	$3,279,257	$9,048,539

Accumulation units outstanding:
M&E - 1.25% IRA Series	49,512	1,104	—	—	93,654

M&E - 1.30% IRA Annuity	—	147,669	105,571	166,609	—

M&E - 1.35% IRA Series	19,206	—	—	—	129,159

M&E - 1.45% IRA Series	175,958	1,807	—	—	137,487

M&E - 1.55% IRA Series	54,425	—	—	—	157,442

M&E - 1.60% IRA Series	13,206	—	—	—	14,470

M&E - 1.65% IRA Series	100,004	2,297	—	—	203,823

M&E - 1.70% IRA Series	2,158	—	—	—	31,215

M&E - 1.75% IRA Series	7,979	—	—	—	64,961

Accumulation unit value:
M&E - 1.25% IRA Series	$14.506965	$11.911632	$—	$—	$10.983644

M&E - 1.30% IRA Annuity	$—	$15.119501	$19.005662	$19.682322	$—

M&E - 1.35% IRA Series	$14.416780	$11.837570	$—	$—	$10.941680

M&E - 1.45% IRA Series	$14.327170	$11.763983	$—	$—	$10.899882

M&E - 1.55% IRA Series	$14.238144	$11.690866	$—	$—	$10.858259

M&E - 1.60% IRA Series	$14.193835	$11.654486	$—	$—	$10.837520

M&E - 1.65% IRA Series	$14.149670	$11.618211	$—	$—	$10.816816

M&E - 1.70% IRA Series	$14.105651	$11.582067	$—	$—	$10.796151

M&E - 1.75% IRA Series	$14.061772	$11.546029	$—	$—	$10.775539

See accompanying notes.

12

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Janus Enterprise Fund	JPMorgan Multi- Cap Market Neutral Fund	JPMorgan Small Cap Growth Fund	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond - Debenture Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	42,896.695	82,142.408	104,881.024	185,426.232	2,635,469.268

Cost	$1,958,791	$824,182	$801,863	$1,805,923	$19,377,318

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,527,044	$786,924	$1,171,521	$2,147,236	$20,583,015
Receivable for units sold	—	—	1	1	7,026

Total assets	2,527,044	786,924	1,171,522	2,147,237	20,590,041

Liabilities
Payable for units redeemed	—	2	—	—	—

	$2,527,044	$786,922	$1,171,522	$2,147,237	$20,590,041

Net Assets:
Deferred annuity contracts terminable by owners	$2,527,044	$786,922	$1,171,522	$2,147,237	$20,590,041

Total net assets	$2,527,044	$786,922	$1,171,522	$2,147,237	$20,590,041

Accumulation units outstanding:
M&E - 1.25% IRA Series	12,658	7,115	18,491	17,425	28,357

M&E - 1.30% IRA Annuity	—	—	—	—	798,270

M&E - 1.35% IRA Series	12,096	3,175	10,253	13,970	37,774

M&E - 1.45% IRA Series	49,550	27,998	16,615	85,157	141,536

M&E - 1.55% IRA Series	17,513	21,638	4,460	17,625	52,285

M&E - 1.60% IRA Series	4,372	1,153	—	1,642	12,498

M&E - 1.65% IRA Series	40,386	21,895	36,460	61,042	135,436

M&E - 1.70% IRA Series	3,539	823	2,104	—	10,709

M&E - 1.75% IRA Series	20,642	2,342	18,106	—	38,260

Accumulation unit value:
M&E - 1.25% IRA Series	$15.786407	$9.254391	$11.121543	$11.076611	$13.836052

M&E - 1.30% IRA Annuity	$—	$—	$—	$—	$18.014175

M&E - 1.35% IRA Series	$15.762995	$9.209836	$11.079048	$11.007749	$13.750015

M&E - 1.45% IRA Series	$15.739618	$9.165498	$11.036728	$10.939326	$13.664510

M&E - 1.55% IRA Series	$15.716325	$9.121396	$10.994568	$10.871345	$13.579563

M&E - 1.60% IRA Series	$15.704683	$9.099423	$10.973556	$10.837500	$13.537287

M&E - 1.65% IRA Series	$15.693050	$9.077514	$10.952583	$10.803782	$13.495153

M&E - 1.70% IRA Series	$15.681433	$9.055650	$10.931659	$10.770170	$13.453155

M&E - 1.75% IRA Series	$15.669846	$9.033852	$10.910780	$10.736645	$13.411287

See accompanying notes.

13

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Lord Abbett Mid- Cap Value Fund, Inc.	Ready Assets Prime Money Fund	MFS® Core Growth Fund	MFS® Research International Fund	MFS® Mid Cap Growth Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,503,015.268	17,419,430.760	130,407.108	2,397,954.323	1,946,364.399

Cost	$26,331,734	$17,419,431	$1,581,365	$33,817,653	$17,055,316

Investments in mutual funds, Level 1 prices quoted at net asset value	$24,709,571	$17,419,430	$2,293,861	$36,496,865	$17,809,234
Receivable for units sold	2	9	1	—	2

Total assets	24,709,573	17,419,439	2,293,862	36,496,865	17,809,236

Liabilities
Payable for units redeemed	—	—	—	—	—

	$24,709,573	$17,419,439	$2,293,862	$36,496,865	$17,809,236

Net Assets:
Deferred annuity contracts terminable by owners	$24,709,573	$17,419,439	$2,293,862	$36,496,865	$17,809,236

Total net assets	$24,709,573	$17,419,439	$2,293,862	$36,496,865	$17,809,236

Accumulation units outstanding:
M&E - 1.25% IRA Series	72,761	80,736	—	—	—

M&E - 1.30% IRA Annuity	1,000,850	1,074,164	162,084	1,751,218	1,139,259

M&E - 1.35% IRA Series	22,899	1,939	—	—	—

M&E - 1.45% IRA Series	233,546	102,344	—	—	—

M&E - 1.55% IRA Series	16,172	115,835	—	—	—

M&E - 1.60% IRA Series	20,716	25,232	—	—	—

M&E - 1.65% IRA Series	165,196	222,533	—	—	—

M&E - 1.70% IRA Series	3,631	8,392	—	—	—

M&E - 1.75% IRA Series	18,085	19,807	—	—	—

Accumulation unit value:
M&E - 1.25% IRA Series	$12.318071	$10.719933	$—	$—	$—

M&E - 1.30% IRA Annuity	$17.987069	$10.563005	$14.152272	$20.840842	$15.632296

M&E - 1.35% IRA Series	$12.241530	$10.653244	$—	$—	$—

M&E - 1.45% IRA Series	$12.165454	$10.586984	$—	$—	$—

M&E - 1.55% IRA Series	$12.089889	$10.521140	$—	$—	$—

M&E - 1.60% IRA Series	$12.052274	$10.488392	$—	$—	$—

M&E - 1.65% IRA Series	$12.014799	$10.455741	$—	$—	$—

M&E - 1.70% IRA Series	$11.977429	$10.423197	$—	$—	$—

M&E - 1.75% IRA Series	$11.940181	$10.390756	$—	$—	$—

See accompanying notes.

14

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Oppenheimer Capital Appreciation Fund	Oppenheimer Global Fund	Oppenheimer Main Street Fund®	Oppenheimer Main Street Small Cap Fund®	Oppenheimer Quest Opportunity Value Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	15,692.222	73,444.059	78,999.230	51,221.415	62,296.214

Cost	$593,078	$3,774,989	$1,851,698	$803,204	$1,419,848

Investments in mutual funds, Level 1 prices quoted at net asset value	$683,867	$4,433,818	$2,558,785	$1,046,454	$1,643,997
Receivable for units sold	—	—	—	2	1

Total assets	683,867	4,433,818	2,558,785	1,046,456	1,643,998

Liabilities
Payable for units redeemed	2	1	2	—	—

	$683,865	$4,433,817	$2,558,783	$1,046,456	$1,643,998

Net Assets:
Deferred annuity contracts terminable by owners	$683,865	$4,433,817	$2,558,783	$1,046,456	$1,643,998

Total net assets	$683,865	$4,433,817	$2,558,783	$1,046,456	$1,643,998

Accumulation units outstanding:
M&E - 1.25% IRA Series	14,005	—	3,226	13,531	—

M&E - 1.30% IRA Annuity	—	210,037	139,457	—	105,082

M&E - 1.35% IRA Series	—	—	—	4,661	—

M&E - 1.45% IRA Series	10,151	—	5,284	17,992	—

M&E - 1.55% IRA Series	3,925	—	464	1,762	—

M&E - 1.60% IRA Series	2,000	—	871	9,186	—

M&E - 1.65% IRA Series	33,182	—	31,630	28,653	—

M&E - 1.70% IRA Series	—	—	—	560	—

M&E - 1.75% IRA Series	641	—	1,178	1,334	—

Accumulation unit value:
M&E - 1.25% IRA Series	$10.885184	$—	$11.634579	$13.690832	$—

M&E - 1.30% IRA Annuity	$—	$21.109647	$14.865592	$—	$15.644891

M&E - 1.35% IRA Series	$10.817523	$—	$11.562241	$13.605784	$—

M&E - 1.45% IRA Series	$10.750283	$—	$11.490351	$13.521281	$—

M&E - 1.55% IRA Series	$10.683480	$—	$11.418938	$13.437293	$—

M&E - 1.60% IRA Series	$10.650244	$—	$11.383389	$13.395509	$—

M&E - 1.65% IRA Series	$10.617096	$—	$11.347966	$13.353860	$—

M&E - 1.70% IRA Series	$10.584069	$—	$11.312661	$13.312332	$—

M&E - 1.75% IRA Series	$10.551144	$—	$11.277466	$13.270958	$—

See accompanying notes.

15

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	PIMCO CommodityRealReturn Strategy Fund	PIMCO Low Duration Fund	PIMCO Real Return Fund	PIMCO Total Return Fund	Pioneer Emerging Markets Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,006,969.389	2,773,557.433	3,725,441.020	24,988,831.032	208,972.313

Cost	$13,898,010	$28,813,744	$39,836,360	$263,828,186	$5,136,121

Investments in mutual funds, Level 1 prices quoted at net asset value	$18,383,840	$28,817,262	$42,321,010	$271,128,817	$6,444,706
Receivable for units sold	8	27	129	3,727	—

Total assets	18,383,848	28,817,289	42,321,139	271,132,544	6,444,706

Liabilities
Payable for units redeemed	—	—	—	—	—

	$18,383,848	$28,817,289	$42,321,139	$271,132,544	$6,444,706

Net Assets:
Deferred annuity contracts terminable by owners	$18,383,848	$28,817,289	$42,321,139	$271,132,544	$6,444,706

Total net assets	$18,383,848	$28,817,289	$42,321,139	$271,132,544	$6,444,706

Accumulation units outstanding:
M&E - 1.25% IRA Series	238,810	258,400	365,234	1,470,093	93,090

M&E - 1.30% IRA Annuity	—	—	—	6,672,206	—

M&E - 1.35% IRA Series	103,106	240,590	296,727	1,040,078	40,707

M&E - 1.45% IRA Series	510,102	699,482	1,017,120	3,815,146	107,188

M&E - 1.55% IRA Series	155,856	450,349	569,758	2,157,889	46,034

M&E - 1.60% IRA Series	78,899	66,332	93,690	303,687	11,167

M&E - 1.65% IRA Series	348,697	621,846	819,056	3,121,999	149,860

M&E - 1.70% IRA Series	19,977	28,896	48,117	189,498	4,458

M&E - 1.75% IRA Series	43,112	106,193	158,702	458,531	37,223

Accumulation unit value:
M&E - 1.25% IRA Series	$12.450794	$11.772347	$12.766664	$13.818132	$13.320908

M&E - 1.30% IRA Annuity	$—	$—	$—	$15.037875	$—

M&E - 1.35% IRA Series	$12.373327	$11.727411	$12.687264	$13.732195	$13.256745

M&E - 1.45% IRA Series	$12.296338	$11.682644	$12.608358	$13.646795	$13.192901

M&E - 1.55% IRA Series	$12.219854	$11.638053	$12.529966	$13.561948	$13.129390

M&E - 1.60% IRA Series	$12.181801	$11.615842	$12.490951	$13.519740	$13.097744

M&E - 1.65% IRA Series	$12.143856	$11.593662	$12.452069	$13.477657	$13.066185

M&E - 1.70% IRA Series	$12.106037	$11.571531	$12.413303	$13.435706	$13.034699

M&E - 1.75% IRA Series	$12.068341	$11.549439	$12.374668	$13.393899	$13.003306

See accompanying notes.

16

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Pioneer Fund	Pioneer High Yield Fund	Pioneer Real Estate Shares Fund	Pioneer Growth Opportunities Fund	The Putnam Fund for Growth and Income

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	62,592.238	289,057.834	62,139.278	10,841.532	35,177.282

Cost	$2,368,336	$2,745,333	$1,078,866	$238,018	$398,911

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,563,778	$2,936,828	$1,268,263	$295,757	$476,300
Receivable for units sold	—	682	—	—	—

Total assets	2,563,778	2,937,510	1,268,263	295,757	476,300

Liabilities
Payable for units redeemed	10	—	2	1	10

	$2,563,768	$2,937,510	$1,268,261	$295,756	$476,290

Net Assets:
Deferred annuity contracts terminable by owners	$2,563,768	$2,937,510	$1,268,261	$295,756	$476,290

Total net assets	$2,563,768	$2,937,510	$1,268,261	$295,756	$476,290

Accumulation units outstanding:
M&E - 1.25% IRA Series	39,438	18,989	15,240	1,272	—

M&E - 1.30% IRA Annuity	—	—	—	—	33,394

M&E - 1.35% IRA Series	8,192	29,496	29,648	—	—

M&E - 1.45% IRA Series	72,575	52,157	26,393	6,467	—

M&E - 1.55% IRA Series	9,229	25,054	6,675	—	—

M&E - 1.60% IRA Series	796	5,826	3,158	7,621	—

M&E - 1.65% IRA Series	77,202	63,014	24,995	6,256	—

M&E - 1.70% IRA Series	2,281	1,400	755	—	—

M&E - 1.75% IRA Series	—	18,709	16,926	569	—

Accumulation unit value:
M&E - 1.25% IRA Series	$12.408812	$13.917841	$10.315968	$13.388304	$—

M&E - 1.30% IRA Annuity	$—	$—	$—	$—	$14.262642

M&E - 1.35% IRA Series	$12.331683	$13.831302	$10.286820	$13.369553	$—

M&E - 1.45% IRA Series	$12.255058	$13.745302	$10.257766	$13.350827	$—

M&E - 1.55% IRA Series	$12.178919	$13.659873	$10.228804	$13.332141	$—

M&E - 1.60% IRA Series	$12.141021	$13.617347	$10.214364	$13.322820	$—

M&E - 1.65% IRA Series	$12.103266	$13.574969	$10.199940	$13.313502	$—

M&E - 1.70% IRA Series	$12.065609	$13.532730	$10.185540	$13.304201	$—

M&E - 1.75% IRA Series	$12.028105	$13.490630	$10.171168	$13.294896	$—

See accompanying notes.

17

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Putnam International Equity Fund	Putnam Voyager Fund	Seligman Capital Fund, Inc.	Columbia Select Smaller-Cap Value Fund	Templeton Foreign Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	166,008.381	937,661.240	13,572.199	598,518.881	21,603,587.899

Cost	$4,204,151	$20,577,402	$282,307	$9,421,038	$146,681,620

Investments in mutual funds, Level 1 prices quoted at net asset value	$3,326,808	$22,231,948	$348,806	$9,558,347	$150,793,044
Receivable for units sold	—	5	—	—	—

Total assets	3,326,808	22,231,953	348,806	9,558,347	150,793,044

Liabilities
Payable for units redeemed	—	—	—	1	5

	$3,326,808	$22,231,953	$348,806	$9,558,346	$150,793,039

Net Assets:
Deferred annuity contracts terminable by owners	$3,326,808	$22,231,953	$348,806	$9,558,346	$150,793,039

Total net assets	$3,326,808	$22,231,953	$348,806	$9,558,346	$150,793,039

Accumulation units outstanding:
M&E - 1.25% IRA Series	—	—	446	—	1,092,184

M&E - 1.30% IRA Annuity	195,771	1,268,687	—	426,743	2,226,377

M&E - 1.35% IRA Series	—	—	427	—	417,682

M&E - 1.45% IRA Series	—	—	344	—	2,665,272

M&E - 1.55% IRA Series	—	—	24,958	—	898,011

M&E - 1.60% IRA Series	—	—	—	—	191,057

M&E - 1.65% IRA Series	—	—	6,936	—	1,979,594

M&E - 1.70% IRA Series	—	—	—	—	77,334

M&E - 1.75% IRA Series	—	—	324	—	209,015

Accumulation unit value:
M&E - 1.25% IRA Series	$—	$—	$10.558944	$—	$14.375244

M&E - 1.30% IRA Annuity	$16.993405	$17.523588	$—	$22.398376	$19.843567

M&E - 1.35% IRA Series	$—	$—	$10.518587	$—	$14.285907

M&E - 1.45% IRA Series	$—	$—	$10.478407	$—	$14.197143

M&E - 1.55% IRA Series	$—	$—	$10.438390	$—	$14.108940

M&E - 1.60% IRA Series	$—	$—	$10.418449	$—	$14.065062

M&E - 1.65% IRA Series	$—	$—	$10.398533	$—	$14.021309

M&E - 1.70% IRA Series	$—	$—	$10.378679	$—	$13.977709

M&E - 1.75% IRA Series	$—	$—	$10.358841	$—	$13.934243

See accompanying notes.

18

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2010

	Templeton Growth Fund, Inc.	Transamerica WMC Diversified Growth	Transamerica Growth Opportunities	Transamerica Small/Mid Cap Value	Transamerica Flexible Income RTL

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	516,385.289	8,712,101	2,727,440.583	513,822.754	28,737.917

Cost	$10,872,071	$83,113,445	$30,532,301	$10,643,021	$245,760

Investments in mutual funds, Level 1 prices quoted at net asset value	$9,186,494	$83,113,445	$30,547,335	$10,975,254	$257,204
Receivable for units sold	—	—	—	—	—

Total assets	9,186,494	83,113,445	30,547,335	10,975,254	257,204

Liabilities
Payable for units redeemed	3	1	—	—	1

	$9,186,491	$83,113,444	$30,547,335	$10,975,254	$257,203

Net Assets:
Deferred annuity contracts terminable by owners	$9,186,491	$83,113,444	$30,547,335	$10,975,254	$257,203

Total net assets	$9,186,491	$83,113,444	$30,547,335	$10,975,254	$257,203

Accumulation units outstanding:
M&E - 1.25% IRA Series	53,776	1,212,294	357,661	141,779	2,970

M&E - 1.30% IRA Annuity	319,578	—	—	—	—

M&E - 1.35% IRA Series	5,609	591,615	148,818	64,505	46,561

M&E - 1.45% IRA Series	133,924	3,059,621	892,726	328,099	31,096

M&E - 1.55% IRA Series	7,427	1,320,085	333,933	134,983	93,942

M&E - 1.60% IRA Series	6,831	233,932	67,567	25,172	—

M&E - 1.65% IRA Series	150,098	2,353,548	670,849	235,877	42,718

M&E - 1.70% IRA Series	—	100,642	26,460	8,512	6,611

M&E - 1.75% IRA Series	15,937	263,305	68,559	31,135	4,419

Accumulation unit value:
M&E - 1.25% IRA Series	$11.115662	$9.162256	$11.984922	$11.391625	$1.129912

M&E - 1.30% IRA Annuity	$15.965456	$—	$—	$—	$—

M&E - 1.35% IRA Series	$11.046573	$9.136398	$11.951106	$11.359467	$1.128644

M&E - 1.45% IRA Series	$10.977920	$9.110611	$11.917413	$11.327403	$1.127383

M&E - 1.55% IRA Series	$10.909703	$9.084942	$11.883827	$11.295480	$1.126121

M&E - 1.60% IRA Series	$10.875776	$9.072123	$11.867048	$11.279550	$1.125495

M&E - 1.65% IRA Series	$10.841915	$9.059333	$11.850327	$11.263638	$1.124879

M&E - 1.70% IRA Series	$10.808194	$9.046558	$11.833627	$11.247759	$1.124236

M&E - 1.75% IRA Series	$10.774588	$9.033803	$11.816964	$11.231901	$1.123624

See accompanying notes.

19

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Invesco Basic Value Fund	Invesco Mid Cap Core Equity Fund	Invesco Constellation Fund	Invesco Charter Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$9,362	$—	$14,548
Expenses:
Administrative, mortality and expense risk charges	4,573	212,947	9,663	148,997

Net investment income (loss)	(4,573)	(203,585)	(9,663)	(134,449)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	244,234	—	—
Proceeds from sales	117,865	14,516,131	265,173	21,316,301
Cost of investments sold	215,520	10,725,251	273,901	21,776,426

Net realized capital gains (losses) on investments	(97,655)	4,035,114	(8,728)	(460,125)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(61,238)	2,591,426	(63,621)	1,594,310
End of period	51,850	332,082	47,855	112,305

Net change in unrealized appreciation/depreciation of investments	113,088	(2,259,344)	111,476	(1,482,005)

Net realized and unrealized capital gains (losses) on investments	15,433	1,775,770	102,748	(1,942,130)

Increase (decrease) in net assets from operations	$10,860	$1,572,185	$93,085	$(2,076,579)

See accompanying notes.

20

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Invesco Van Kampen Comstock Fund	Invesco Van Kampen Equity and Income Fund	Invesco Van Kampen Mid Cap Growth Fund	AllianceBernstein Growth and Income Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$216,092	$361,304	$—	$14,663
Expenses:
Administrative, mortality and expense risk charges	198,640	251,005	43,771	24,717

Net investment income (loss)	17,452	110,299	(43,771)	(10,054)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,856,315	37,301,345	899,789	1,359,122
Cost of investments sold	5,641,028	34,257,603	718,327	1,042,675

Net realized capital gains (losses) on investments	(784,713)	3,043,742	181,462	316,447

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,839,709)	(241,544)	566,748	449,672
End of period	868,394	864,136	1,221,227	329,702

Net change in unrealized appreciation/depreciation of investments	2,708,103	1,105,680	654,479	(119,970)

Net realized and unrealized capital gains (losses) on investments	1,923,390	4,149,422	835,941	196,477

Increase (decrease) in net assets from operations	$1,940,842	$4,259,721	$792,170	$186,423

See accompanying notes.

21

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	AllianceBernstein Large Cap Growth Fund, Inc.	AllianceBernstein International Value Fund	AllianceBernstein Small/Mid Cap Value Fund	AllianceBernstein Value Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$95,374	$2,331	$7,967
Expenses:
Administrative, mortality and expense risk charges	946,657	46,829	35,366	10,933

Net investment income (loss)	(946,657)	48,545	(33,035)	(2,966)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	164,162,940	885,819	762,757	141,191
Cost of investments sold	150,247,202	1,530,751	715,668	243,776

Net realized capital gains (losses) on investments	13,915,738	(644,932)	47,089	(102,585)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,789,205	(457,072)	379,952	(235,706)
End of period	513,181	181,181	917,307	(61,596)

Net change in unrealized appreciation/depreciation of investments	(2,276,024)	638,253	537,355	174,110

Net realized and unrealized capital gains (losses) on investments	11,639,714	(6,679)	584,444	71,525

Increase (decrease) in net assets from operations	$10,693,057	$41,866	$551,409	$68,559

See accompanying notes.

22

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Managers Cadence Capital Appreciation Fund	Allianz NFJ Dividend Value Fund	Allianz NFJ Small- Cap Value Fund	Allianz OCC Renaissance Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$266	$128,043	$284,641	$1,100,256
Expenses:
Administrative, mortality and expense risk charges	955	59,242	245,171	316,131

Net investment income (loss)	(689)	68,801	39,470	784,125

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	9,142	1,253,849	3,764,146	86,162,815
Cost of investments sold	10,541	1,811,721	3,334,209	80,629,410

Net realized capital gains (losses) on investments	(1,399)	(557,872)	429,937	5,533,405

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,499)	(83,347)	2,301,838	(1,558,917)
End of period	9,320	815,631	5,683,240	286,832

Net change in unrealized appreciation/depreciation of investments	10,819	898,978	3,381,402	1,845,749

Net realized and unrealized capital gains (losses) on investments	9,420	341,106	3,811,339	7,379,154

Increase (decrease) in net assets from operations	$8,731	$409,907	$3,850,809	$8,163,279

See accompanying notes.

23

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	American Century Equity Income Fund	American Century Ultra Fund®	American Funds Bond Fund of America®	American Funds EuroPacific Growth Fund®

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$141,452	$—	$3,248,196	$1,813,002
Expenses:
Administrative, mortality and expense risk charges	64,237	1,120	1,215,733	1,869,498

Net investment income (loss)	77,215	(1,120)	2,032,463	(56,496)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,080,594	35,492	57,460,441	126,819,143
Cost of investments sold	991,306	50,496	59,016,958	126,084,147

Net realized capital gains (losses) on investments	89,288	(15,004)	(1,556,517)	734,996

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	478,918	(32,461)	(774,161)	(7,201,931)
End of period	865,313	(7,541)	3,673,863	2,209,726

Net change in unrealized appreciation/depreciation of investments	386,395	24,920	4,448,024	9,411,657

Net realized and unrealized capital gains (losses) on investments	475,683	9,916	2,891,507	10,146,653

Increase (decrease) in net assets from operations	$552,898	$8,796	$4,923,970	$10,090,157

See accompanying notes.

24

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	American Funds Growth Fund of America®	American Funds Income Fund of America®	American Funds Investment Company of America®	BlackRock Basic Value Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,174,986	$2,742,591	$1,688,368	$880,198
Expenses:
Administrative, mortality and expense risk charges	1,920,756	796,418	1,070,951	976,329

Net investment income (loss)	(745,770)	1,946,173	617,417	(96,131)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	27,348,556	11,997,193	13,725,869	84,455,448
Cost of investments sold	27,621,054	15,348,505	15,955,814	80,903,771

Net realized capital gains (losses) on investments	(272,498)	(3,351,312)	(2,229,945)	3,551,677

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	243,040	(13,062,392)	(14,618,559)	1,451,843
End of period	15,573,530	(5,915,583)	(5,973,496)	1,028,353

Net change in unrealized appreciation/depreciation of investments	15,330,490	7,146,809	8,645,063	(423,490)

Net realized and unrealized capital gains (losses) on investments	15,057,992	3,795,497	6,415,118	3,128,187

Increase (decrease) in net assets from operations	$14,312,222	$5,741,670	$7,032,535	$3,032,056

See accompanying notes.

25

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	BlackRock Total Return Fund	BlackRock High Income Fund	BlackRock Capital Appreciation	BlackRock Global SmallCap Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$409,597	$63,538	$—	$5,998
Expenses:
Administrative, mortality and expense risk charges	137,590	12,623	979,196	16,216

Net investment income (loss)	272,007	50,915	(979,196)	(10,218)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,205,423	156,164	9,127,009	184,953
Cost of investments sold	2,300,152	134,718	8,964,351	231,844

Net realized capital gains (losses) on investments	(94,729)	21,446	162,658	(46,891)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(35,952)	82,143	7,348,574	(336,257)
End of period	581,169	136,777	20,968,344	(102,601)

Net change in unrealized appreciation/depreciation of investments	617,121	54,634	13,619,770	233,656

Net realized and unrealized capital gains (losses) on investments	522,392	76,080	13,782,428	186,765

Increase (decrease) in net assets from operations	$794,399	$126,995	$12,803,232	$176,547

See accompanying notes.

26

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	BlackRock International Index Fund	BlackRock Small Cap Index Fund	BlackRock Government Income Portfolio	BlackRock International Value Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$13,306	$590	$1,581,999	$—
Expenses:
Administrative, mortality and expense risk charges	7,292	1,517	591,041	15,863

Net investment income (loss)	6,014	(927)	990,958	(15,863)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	172,532	—
Proceeds from sales	39,253	2,565	28,111,195	181,467
Cost of investments sold	54,505	3,833	28,193,788	263,796

Net realized capital gains (losses) on investments	(15,252)	(1,268)	89,939	(82,329)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(192,669)	(37,215)	(1,817,883)	(67,840)
End of period	(157,786)	(10,035)	111,456	82,236

Net change in unrealized appreciation/depreciation of investments	34,883	27,180	1,929,339	150,076

Net realized and unrealized capital gains (losses) on investments	19,631	25,912	2,019,278	67,747

Increase (decrease) in net assets from operations	$25,645	$24,985	$3,010,236	$51,884

See accompanying notes.

27

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	BlackRock Global Allocation Fund, Inc.	BlackRock Global Growth Fund, Inc.	BlackRock S&P 500 Index Fund	BlackRock Short- Term Bond Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,297,574	$8,496	$183,744	$9,212
Expenses:
Administrative, mortality and expense risk charges	2,719,990	15,938	171,497	4,605

Net investment income (loss)	(422,416)	(7,442)	12,247	4,607

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	60,642,276	181,602	2,486,264	73,278
Cost of investments sold	62,742,408	118,263	2,887,017	74,338

Net realized capital gains (losses) on investments	(2,100,132)	63,339	(400,753)	(1,060)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,785,760	176,941	(777,702)	(5,441)
End of period	17,442,260	234,827	1,091,814	2,115

Net change in unrealized appreciation/depreciation of investments	15,656,500	57,886	1,869,516	7,556

Net realized and unrealized capital gains (losses) on investments	13,556,368	121,225	1,468,763	6,496

Increase (decrease) in net assets from operations	$13,133,952	$113,783	$1,481,010	$11,103

See accompanying notes.

28

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$36,486	$—	$39,819	$692
Expenses:
Administrative, mortality and expense risk charges	106,592	857,209	77,593	135,419

Net investment income (loss)	(70,106)	(857,209)	(37,774)	(134,727)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,509,606	70,942,791	1,107,692	2,338,898
Cost of investments sold	2,143,994	52,143,329	1,547,727	3,442,738

Net realized capital gains (losses) on investments	(634,388)	18,799,462	(440,035)	(1,103,840)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,621,108)	11,798,098	(1,551,293)	(4,439,121)
End of period	(267,999)	474,263	(586,867)	(699,121)

Net change in unrealized appreciation/depreciation of investments	1,353,109	(11,323,835)	964,426	3,740,000

Net realized and unrealized capital gains (losses) on investments	718,721	7,475,627	524,391	2,636,160

Increase (decrease) in net assets from operations	$648,615	$6,618,418	$486,617	$2,501,433

See accompanying notes.

29

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Cohen & Steers Realty Income Fund, Inc.	Columbia Acorn USA	Columbia Acorn International	Columbia Marsico Growth Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$17,288	$—	$39,267	$—
Expenses:
Administrative, mortality and expense risk charges	12,064	220,530	30,540	78,985

Net investment income (loss)	5,224	(220,530)	8,727	(78,985)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	284,680	6,049,210	565,012	1,658,392
Cost of investments sold	309,482	3,701,108	645,010	1,206,409

Net realized capital gains (losses) on investments	(24,802)	2,348,102	(79,998)	451,983

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(149,218)	3,006,726	187,992	1,069,872
End of period	49,090	3,869,977	643,492	1,642,889

Net change in unrealized appreciation/depreciation of investments	198,308	863,251	455,500	573,017

Net realized and unrealized capital gains (losses) on investments	173,506	3,211,353	375,502	1,025,000

Increase (decrease) in net assets from operations	$178,730	$2,990,823	$384,229	$946,015

See accompanying notes.

30

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Davis New York Venture Fund, Inc.	Delaware Smid Cap Growth Fund	Dreyfus Appreciation Fund, Inc.	Eaton Vance Floating-Rate Fund

	Subaccount	Subaccount(1)	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,338,040	$68,138	$644,528	$92,548
Expenses:
Administrative, mortality and expense risk charges	1,834,616	20,689	232,248	33,613

Net investment income (loss)	(496,576)	47,449	412,280	58,935

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	298,229	—	—
Proceeds from sales	128,744,191	665,827	26,662,376	995,522
Cost of investments sold	120,925,032	621,861	24,285,073	1,054,527

Net realized capital gains (losses) on investments	7,819,159	342,195	2,377,303	(59,005)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,725,657	—	324,431	26,174
End of period	5,918,587	437,614	2,534,163	182,328

Net change in unrealized appreciation/depreciation of investments	2,192,930	437,614	2,209,732	156,154

Net realized and unrealized capital gains (losses) on investments	10,012,089	779,809	4,587,035	97,149

Increase (decrease) in net assets from operations	$9,515,513	$827,258	$4,999,315	$156,084

See accompanying notes.

31

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Eaton Vance Large-CapValue Fund	Federated Capital Appreciation Fund	Federated Kaufmann Fund	Fidelity® Advisor Equity Growth Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$369,279	$6,383	$83,061	$—
Expenses:
Administrative, mortality and expense risk charges	510,339	176,907	185,158	27,024

Net investment income (loss)	(141,060)	(170,524)	(102,097)	(27,024)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	2,289
Proceeds from sales	45,945,966	47,132,796	9,744,931	345,124
Cost of investments sold	45,604,189	47,347,550	11,201,419	342,243

Net realized capital gains (losses) on investments	341,777	(214,754)	(1,456,488)	5,170

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	823,743	(2,350,867)	(1,939,669)	(29,676)
End of period	524,072	88,116	1,593,512	420,593

Net change in unrealized appreciation/depreciation of investments	(299,671)	2,438,983	3,533,181	450,269

Net realized and unrealized capital gains (losses) on investments	42,106	2,224,229	2,076,693	455,439

Increase (decrease) in net assets from operations	$(98,954)	$2,053,705	$1,974,596	$428,415

See accompanying notes.

32

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Fidelity® Advisor Mid Cap Growth Fund	Fidelity® Advisor Overseas Fund	Janus Forty Fund	Janus Enterprise Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$38,026	$—	$—
Expenses:
Administrative, mortality and expense risk charges	23,673	43,001	672,644	138,473

Net investment income (loss)	(23,673)	(4,975)	(672,644)	(138,473)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	8,148	—	—
Proceeds from sales	192,141	1,091,765	55,513,294	9,638,222
Cost of investments sold	228,826	1,178,619	54,287,694	6,177,016

Net realized capital gains (losses) on investments	(36,685)	(78,706)	1,225,600	3,461,206

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(787,186)	78,317	2,810,389	1,874,341
End of period	(346,621)	457,004	1,032,050	568,253

Net change in unrealized appreciation/depreciation of investments	440,565	378,687	(1,778,339)	(1,306,088)

Net realized and unrealized capital gains (losses) on investments	403,880	299,981	(552,739)	2,155,118

Increase (decrease) in net assets from operations	$380,207	$295,006	$(1,225,383)	$2,016,645

See accompanying notes.

33

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	JPMorgan Multi- Cap Market Neutral Fund	JPMorgan Small Cap Growth Fund	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond- Debenture Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$17,058	$1,230,213
Expenses:
Administrative, mortality and expense risk charges	12,517	14,707	29,003	275,409

Net investment income (loss)	(12,517)	(14,707)	(11,945)	954,804

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	202,546	405,015	712,094	4,883,749
Cost of investments sold	216,388	426,091	587,984	5,147,463

Net realized capital gains (losses) on investments	(13,842)	(21,076)	124,110	(263,714)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(12,140)	66,916	252,571	(276,381)
End of period	(37,258)	369,658	341,313	1,205,697

Net change in unrealized appreciation/depreciation of investments	(25,118)	302,742	88,742	1,482,078

Net realized and unrealized capital gains (losses) on investments	(38,960)	281,666	212,852	1,218,364

Increase (decrease) in net assets from operations	$(51,477)	$266,959	$200,907	$2,173,168

See accompanying notes.

34

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Lord Abbett Mid- Cap Value Fund, Inc.	Ready Assets Prime Money Fund	MFS® Core Growth Fund	MFS® Research International Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$86,907	$1,623	$—	$163,590
Expenses:
Administrative, mortality and expense risk charges	316,343	297,038	29,603	120,734

Net investment income (loss)	(229,436)	(295,415)	(29,603)	42,856

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,580,419	20,504,883	504,210	2,012,975
Cost of investments sold	8,465,693	20,504,883	372,823	1,400,756

Net realized capital gains (losses) on investments	(2,885,274)	—	131,387	612,219

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(9,907,904)	(1)	570,311	2,313,158
End of period	(1,622,163)	(1)	712,496	2,679,212

Net change in unrealized appreciation/depreciation of investments	8,285,741	—	142,185	366,054

Net realized and unrealized capital gains (losses) on investments	5,400,467	—	273,572	978,273

Increase (decrease) in net assets from operations	$5,171,031	$(295,415)	$243,969	$1,021,129

See accompanying notes.

35

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	MFS® Mid Cap Growth Fund	Oppenheimer Capital Appreciation Fund	Oppenheimer Global Fund	Oppenheimer Main Street Fund®

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$36,602	$14,383
Expenses:
Administrative, mortality and expense risk charges	42,647	11,858	61,110	35,360

Net investment income (loss)	(42,647)	(11,858)	(24,508)	(20,977)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	31,149	—
Proceeds from sales	767,583	351,246	3,799,427	674,958
Cost of investments sold	898,829	423,826	4,745,952	511,982

Net realized capital gains (losses) on investments	(131,246)	(72,580)	(915,376)	162,976

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(206,590)	(38,418)	(963,117)	504,517
End of period	753,918	90,789	658,829	707,087

Net change in unrealized appreciation/depreciation of investments	960,508	129,207	1,621,946	202,570

Net realized and unrealized capital gains (losses) on investments	829,262	56,627	706,570	365,546

Increase (decrease) in net assets from operations	$786,615	$44,769	$682,062	$344,569

See accompanying notes.

36

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Oppenheimer Main Street Small Cap Fund®	Oppenheimer Quest Opportunity Value Fund	PIMCO CommodityRealRet urn Strategy Fund	PIMCO Low Duration Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$1,658,266	$51,810
Expenses:
Administrative, mortality and expense risk charges	15,141	26,943	248,798	46,249

Net investment income (loss)	(15,141)	(26,943)	1,409,468	5,561

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	31,036	—	55,209
Proceeds from sales	471,914	1,694,096	3,744,142	1,908,402
Cost of investments sold	580,395	1,424,138	7,672,720	1,752,890

Net realized capital gains (losses) on investments	(108,481)	300,994	(3,928,578)	210,721

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(83,126)	367,051	(1,477,897)	126,001
End of period	243,250	224,149	4,485,830	3,518

Net change in unrealized appreciation/depreciation of investments	326,376	(142,902)	5,963,727	(122,483)

Net realized and unrealized capital gains (losses) on investments	217,895	158,092	2,035,149	88,238

Increase (decrease) in net assets from operations	$202,754	$131,149	$3,444,617	$93,799

See accompanying notes.

37

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	PIMCO Real Return Fund	PIMCO Total Return Fund	Pioneer Emerging Markets Fund	Pioneer Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$555,580	$7,289,463	$—	$345,790
Expenses:
Administrative, mortality and expense risk charges	430,918	3,840,782	236,302	563,758

Net investment income (loss)	124,662	3,448,681	(236,302)	(217,968)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	12,510,759	—	—
Proceeds from sales	12,430,149	103,100,448	14,022,552	61,784,287
Cost of investments sold	12,041,337	97,764,243	9,488,797	56,753,942

Net realized capital gains (losses) on investments	388,812	17,846,964	4,533,755	5,030,345

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,425,611	10,827,179	3,420,302	(202,893)
End of period	2,484,650	7,300,631	1,308,585	195,442

Net change in unrealized appreciation/depreciation of investments	1,059,039	(3,526,548)	(2,111,717)	398,335

Net realized and unrealized capital gains (losses) on investments	1,447,851	14,320,416	2,422,038	5,428,680

Increase (decrease) in net assets from operations	$1,572,513	$17,769,097	$2,185,736	$5,210,712

See accompanying notes.

38

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Pioneer High Yield Fund	Pioneer Real Estate Shares Fund	Pioneer Growth Opportunities Fund	The Putnam Fund for Growth and Income

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$679,253	$151,050	$—	$96,168
Expenses:
Administrative, mortality and expense risk charges	187,292	108,058	4,167	127,176

Net investment income (loss)	491,961	42,992	(4,167)	(31,008)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	13,111,868	8,346,257	115,961	39,479,426
Cost of investments sold	10,268,663	5,182,426	108,350	35,392,287

Net realized capital gains (losses) on investments	2,843,205	3,163,831	7,611	4,087,139

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,702,385	1,693,359	20,313	(53,545)
End of period	191,495	189,397	57,739	77,389

Net change in unrealized appreciation/depreciation of investments	(1,510,890)	(1,503,962)	37,426	130,934

Net realized and unrealized capital gains (losses) on investments	1,332,315	1,659,869	45,037	4,218,073

Increase (decrease) in net assets from operations	$1,824,276	$1,702,861	$40,870	$4,187,065

See accompanying notes.

39

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Putnam International Equity Fund	Putnam Voyager Fund	Seligman Capital Fund, Inc.	Columbia Select Smaller-Cap Value Fund

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$66,780	$59,785	$—	$—
Expenses:
Administrative, mortality and expense risk charges	39,379	155,938	4,584	31,675

Net investment income (loss)	27,401	(96,153)	(4,584)	(31,675)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	557,689	7,290,834	119,514	543,651
Cost of investments sold	929,092	7,478,947	98,999	694,601

Net realized capital gains (losses) on investments	(371,403)	(188,113)	20,515	(150,950)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,497,927)	216,622	12,990	(613,988)
End of period	(877,343)	1,654,546	66,499	137,309

Net change in unrealized appreciation/depreciation of investments	620,584	1,437,924	53,509	751,297

Net realized and unrealized capital gains (losses) on investments	249,181	1,249,811	74,024	600,347

Increase (decrease) in net assets from operations	$276,582	$1,153,658	$69,440	$568,672

See accompanying notes.

40

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Templeton Foreign Fund	Templeton Growth Fund, Inc.	Transamerica WMC Diversified Growth	Transamerica Growth Opportunities

	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$454,387	$142,009	$—	$—
Expenses:
Administrative, mortality and expense risk charges	356,016	119,920	—	408

Net investment income (loss)	98,371	22,089	—	(408)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	7,977,752	1,527,657	—	2,737
Cost of investments sold	12,217,217	2,223,274	—	1,583

Net realized capital gains (losses) on investments	(4,239,465)	(695,617)	—	1,154

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,719,253)	(2,882,882)	—	3,615
End of period	4,111,424	(1,685,577)	—	15,034

Net change in unrealized appreciation/depreciation of investments	5,830,677	1,197,305	—	11,419

Net realized and unrealized capital gains (losses) on investments	1,591,212	501,688	—	12,573

Increase (decrease) in net assets from operations	$1,689,583	$523,777	$—	$12,165

See accompanying notes.

41

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations

Year Ended December 31, 2010, Except as Noted

	Transamerica Small/Mid Cap Value	Transamerica Flexible Income RTL

	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$14,393
Expenses:
Administrative, mortality and expense risk charges	17,032	3,478

Net investment income (loss)	(17,032)	10,915

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	473,215	104,243
Cost of investments sold	287,964	100,675

Net realized capital gains (losses) on investments	185,251	3,568

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	212,678	1,974
End of period	332,233	11,444

Net change in unrealized appreciation/depreciation of investments	119,555	9,470

Net realized and unrealized capital gains (losses) on investments	304,806	13,038

Increase (decrease) in net assets from operations	$287,774	$23,953

See accompanying notes.

42

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Invesco Basic Value Fund		Invesco Mid Cap Core Equity Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(4,573)	$1,444	$(203,585)	$(111,182)
Net realized capital gains (losses) on investments	(97,655)	(29,049)	4,035,114	(491,254)
Net change in unrealized appreciation/ depreciation of investments	113,088	123,532	(2,259,344)	3,519,631

Increase (decrease) in net assets from operations	10,860	95,927	1,572,185	2,917,195

Contract transactions
Net contract purchase payments	5,000	6,876	116,975	203,256
Transfer payments from (to) other subaccounts or general account	(92,267)	136,783	(12,451,046)	11,006,520
Contract terminations, withdrawals, and other deductions	(2,969)	(1,200)	(776,718)	(313,315)
Contract maintenance charges	(3,444)	(2,771)	(141,509)	(84,217)

Increase (decrease) in net assets from contract transactions	(93,680)	139,688	(13,252,298)	10,812,244

Net increase (decrease) in net assets	(82,820)	235,615	(11,680,113)	13,729,439

Net assets:
Beginning of the period	383,058	147,443	15,716,671	1,987,232

End of the period	$300,238	$383,058	$4,036,558	$15,716,671

See accompanying notes.

43

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Invesco Constellation Fund		Invesco Charter Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(9,663)	$(7,742)	$(134,449)	$(469,881)
Net realized capital gains (losses) on investments	(8,728)	(20,633)	(460,125)	4,978,721
Net change in unrealized appreciation/ depreciation of investments	111,476	190,585	(1,482,005)	2,204,268

Increase (decrease) in net assets from operations	93,085	162,210	(2,076,579)	6,713,108

Contract transactions
Net contract purchase payments	—	—	9,276	59,712
Transfer payments from (to) other subaccounts or general account	(175,825)	(2,911)	5,252,708	(63,376,476)
Contract terminations, withdrawals, and other deductions	(67,465)	(31,030)	(1,164,898)	(2,386,518)
Contract maintenance charges	(3,557)	(4,475)	(56,247)	(135,478)

Increase (decrease) in net assets from contract transactions	(246,847)	(38,416)	4,040,839	(65,838,760)

Net increase (decrease) in net assets	(153,762)	123,794	1,964,260	(59,125,652)

Net assets:
Beginning of the period	853,447	729,653	13,999,976	73,125,628

End of the period	$699,685	$853,447	$15,964,236	$13,999,976

See accompanying notes.

44

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Invesco Van Kampen Comstock Fund		Invesco Van Kampen Equity and Income Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$17,452	$22,221	$110,299	$52,793
Net realized capital gains (losses) on investments	(784,713)	(874,386)	3,043,742	(566,817)
Net change in unrealized appreciation/ depreciation of investments	2,708,103	3,758,771	1,105,680	1,748,421

Increase (decrease) in net assets from operations	1,940,842	2,906,606	4,259,721	1,234,397

Contract transactions
Net contract purchase payments	46,603	4,520	11,169	13,083
Transfer payments from (to) other subaccounts or general account	86,553,805	2,237,962	(2,616,253)	1,237,610
Contract terminations, withdrawals, and other deductions	(1,140,064)	(707,237)	(3,194,346)	(398,003)
Contract maintenance charges	(114,445)	(85,683)	(88,864)	(33,716)

Increase (decrease) in net assets from contract transactions	85,345,899	1,449,562	(5,888,294)	818,974

Net increase (decrease) in net assets	87,286,741	4,356,168	(1,628,573)	2,053,371

Net assets:
Beginning of the period	15,622,773	11,266,605	7,878,050	5,824,679

End of the period	$102,909,514	$15,622,773	$6,249,477	$7,878,050

See accompanying notes.

45

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Invesco Van Kampen Mid Cap Growth Fund		AllianceBernstein Growth and Income Fund, Inc.

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(43,771)	$(34,047)	$(10,054)	$(89,336)
Net realized capital gains (losses) on investments	181,462	(19,317)	316,447	2,095,307
Net change in unrealized appreciation/ depreciation of investments	654,479	1,218,269	(119,970)	1,807,648

Increase (decrease) in net assets from operations	792,170	1,164,905	186,423	3,813,619

Contract transactions
Net contract purchase payments	225	10,758	5,674	8,964
Transfer payments from (to) other subaccounts or general account	(78,325)	346,389	(991,696)	(2,213,862)
Contract terminations, withdrawals, and other deductions	(298,377)	(154,975)	(270,993)	(437,620)
Contract maintenance charges	(15,213)	(13,796)	(8,453)	(44,635)

Increase (decrease) in net assets from contract transactions	(391,690)	188,376	(1,265,468)	(2,687,153)

Net increase (decrease) in net assets	400,480	1,353,281	(1,079,045)	1,126,466

Net assets:
Beginning of the period	3,252,173	1,898,892	2,942,552	1,816,086

End of the period	$3,652,653	$3,252,173	$1,863,507	$2,942,552

See accompanying notes.

46

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	AllianceBernstein Large Cap Growth Fund, Inc.		AllianceBernstein International Value Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(946,657)	$(115,204)	$48,545	$(2,696)
Net realized capital gains (losses) on investments	13,915,738	342,687	(644,932)	(755,422)
Net change in unrealized appreciation/ depreciation of investments	(2,276,024)	3,486,203	638,253	1,646,600

Increase (decrease) in net assets from operations	10,693,057	3,713,686	41,866	888,482

Contract transactions
Net contract purchase payments	88,123	13,131	150,000	33,669
Transfer payments from (to) other subaccounts or general account	(95,775,890)	92,000,784	(258,309)	3,875
Contract terminations, withdrawals, and other deductions	(8,826,240)	(516,905)	(209,230)	(107,274)
Contract maintenance charges	(237,195)	(144,876)	(33,236)	(32,639)

Increase (decrease) in net assets from contract transactions	(104,751,202)	91,352,134	(350,775)	(102,369)

Net increase (decrease) in net assets	(94,058,145)	95,065,820	(308,909)	786,113

Net assets:
Beginning of the period	96,664,900	1,599,080	3,319,287	2,533,174

End of the period	$2,606,755	$96,664,900	$3,010,378	$3,319,287

See accompanying notes.

47

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	AllianceBernstein Small/Mid Cap Value Fund		AllianceBernstein Value Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(33,035)	$(37,858)	$(2,966)	$2,021
Net realized capital gains (losses) on investments	47,089	(4,154,405)	(102,585)	(56,015)
Net change in unrealized appreciation/ depreciation of investments	537,355	4,192,292	174,110	147,172

Increase (decrease) in net assets from operations	551,409	29	68,559	93,178

Contract transactions
Net contract purchase payments	27,938	10,079	16,750	91,660
Transfer payments from (to) other subaccounts or general account	536,926	(4,552,555)	108,426	57,477
Contract terminations, withdrawals, and other deductions	(173,322)	(108,294)	(53,192)	(5,904)
Contract maintenance charges	(24,144)	(33,539)	(7,728)	(5,904)

Increase (decrease) in net assets from contract transactions	367,398	(4,684,309)	64,256	137,329

Net increase (decrease) in net assets	918,807	(4,684,280)	132,815	230,507

Net assets:
Beginning of the period	2,081,637	6,765,917	689,207	458,700

End of the period	$3,000,444	$2,081,637	$822,022	$689,207

See accompanying notes.

48

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Managers Cadence Capital Appreciation Fund		Allianz NFJ Dividend Value Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(689)	$(677)	$68,801	$82,303
Net realized capital gains (losses) on investments	(1,399)	(1,597)	(557,872)	(513,494)
Net change in unrealized appreciation/ depreciation of investments	10,819	13,015	898,978	1,076,045

Increase (decrease) in net assets from operations	8,731	10,741	409,907	644,854

Contract transactions
Net contract purchase payments	—	—	148,355	69,224
Transfer payments from (to) other subaccounts or general account	(2,594)	8,411	(446,308)	1,284,299
Contract terminations, withdrawals, and other deductions	(2,416)	(2,391)	(219,527)	(90,940)
Contract maintenance charges	(642)	(561)	(41,539)	(34,846)

Increase (decrease) in net assets from contract transactions	(5,652)	5,459	(559,019)	1,227,737

Net increase (decrease) in net assets	3,079	16,200	(149,112)	1,872,591

Net assets:
Beginning of the period	63,886	47,686	4,144,207	2,271,616

End of the period	$66,965	$63,886	$3,995,095	$4,144,207

See accompanying notes.

49

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Allianz NFJ Small-Cap Value Fund		Allianz OCC Renaissance Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$39,470	$80,380	$784,125	$11,341
Net realized capital gains (losses) on investments	429,937	(7,002,258)	5,533,405	(907,897)
Net change in unrealized appreciation/ depreciation of investments	3,381,402	11,026,010	1,845,749	2,051,129

Increase (decrease) in net assets from operations	3,850,809	4,104,132	8,163,279	1,154,573

Contract transactions
Net contract purchase payments	69,162	234,170	9,117	7,688
Transfer payments from (to) other subaccounts or general account	(667,643)	(5,241,992)	(3,046,172)	(361,526)
Contract terminations, withdrawals, and other deductions	(1,731,630)	(781,275)	(4,835,821)	(283,422)
Contract maintenance charges	(112,108)	(121,476)	(110,873)	(21,391)

Increase (decrease) in net assets from contract transactions	(2,442,219)	(5,910,573)	(7,983,749)	(658,651)

Net increase (decrease) in net assets	1,408,590	(1,806,441)	179,530	495,922

Net assets:
Beginning of the period	17,854,020	19,660,461	4,439,166	3,943,244

End of the period	$19,262,610	$17,854,020	$4,618,696	$4,439,166

See accompanying notes.

50

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	American Century Equity Income Fund		American Century Ultra Fund®

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$77,215	$89,929	$(1,120)	$(855)
Net realized capital gains (losses) on investments	89,288	(1,132,390)	(15,004)	(1,312)
Net change in unrealized appreciation/ depreciation of investments	386,395	1,580,049	24,920	22,200

Increase (decrease) in net assets from operations	552,898	537,588	8,796	20,033

Contract transactions
Net contract purchase payments	520	11,010	—	—
Transfer payments from (to) other subaccounts or general account	453,702	(2,761,725)	(28,598)	(2)
Contract terminations, withdrawals, and other deductions	(599,787)	(586,653)	(532)	—
Contract maintenance charges	(23,401)	(29,417)	(544)	(596)

Increase (decrease) in net assets from contract transactions	(168,966)	(3,366,785)	(29,674)	(598)

Net increase (decrease) in net assets	383,932	(2,829,197)	(20,878)	19,435

Net assets:
Beginning of the period	5,017,894	7,847,091	80,570	61,135

End of the period	$5,401,826	$5,017,894	$59,692	$80,570

See accompanying notes.

51

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	American Funds Bond Fund of America®		American Funds EuroPacific Growth Fund®

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$2,032,463	$3,065,840	$(56,496)	$596,642
Net realized capital gains (losses) on investments	(1,556,517)	(7,706,156)	734,996	(8,578,844)
Net change in unrealized appreciation/ depreciation of investments	4,448,024	16,084,688	9,411,657	33,240,892

Increase (decrease) in net assets from operations	4,923,970	11,444,372	10,090,157	25,258,690

Contract transactions
Net contract purchase payments	650,133	1,086,967	904,116	960,556
Transfer payments from (to) other subaccounts or general account	(41,480,463)	(6,856,323)	(93,158,704)	29,233,033
Contract terminations, withdrawals, and other deductions	(7,135,934)	(6,302,738)	(7,823,049)	(3,481,165)
Contract maintenance charges	(683,139)	(798,502)	(1,278,378)	(888,242)

Increase (decrease) in net assets from contract transactions	(48,649,403)	(12,870,596)	(101,356,015)	25,824,182

Net increase (decrease) in net assets	(43,725,433)	(1,426,224)	(91,265,858)	51,082,872

Net assets:
Beginning of the period	96,958,825	98,385,049	118,530,713	67,447,841

End of the period	$53,233,392	$96,958,825	$27,264,855	$118,530,713

See accompanying notes.

52

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	American Funds Growth Fund of America®		American Funds Income Fund of America®

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(745,770)	$(737,157)	$1,946,173	$2,056,785
Net realized capital gains (losses) on investments	(272,498)	(26,378,912)	(3,351,312)	(4,366,406)
Net change in unrealized appreciation/ depreciation of investments	15,330,490	63,565,828	7,146,809	13,985,000

Increase (decrease) in net assets from operations	14,312,222	36,449,759	5,741,670	11,675,379

Contract transactions
Net contract purchase payments	647,334	668,631	87,906	233,466
Transfer payments from (to) other subaccounts or general account	(12,680,415)	(32,209,554)	(3,935,232)	(3,063,067)
Contract terminations, withdrawals, and other deductions	(9,816,233)	(6,522,119)	(5,274,828)	(3,221,730)
Contract maintenance charges	(949,919)	(1,066,626)	(378,419)	(399,530)

Increase (decrease) in net assets from contract transactions	(22,799,233)	(39,129,668)	(9,500,573)	(6,450,861)

Net increase (decrease) in net assets	(8,487,011)	(2,679,909)	(3,758,903)	5,224,518

Net assets:
Beginning of the period	150,482,603	153,162,512	61,396,556	56,172,038

End of the period	$141,995,592	$150,482,603	$57,637,653	$61,396,556

See accompanying notes.

53

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	American Funds Investment Company of America®		BlackRock Basic Value Fund, Inc.

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$617,417	$899,407	$(96,131)	$1,294,115
Net realized capital gains (losses) on investments	(2,229,945)	(4,400,922)	3,551,677	1,224,269
Net change in unrealized appreciation/ depreciation of investments	8,645,063	21,010,066	(423,490)	14,155,267

Increase (decrease) in net assets from operations	7,032,535	17,508,551	3,032,056	16,673,651

Contract transactions
Net contract purchase payments	261,687	599,449	482,695	659,563
Transfer payments from (to) other subaccounts or general account	(4,374,407)	(3,371,978)	(16,770,193)	14,489,088
Contract terminations, withdrawals, and other deductions	(6,202,885)	(3,772,999)	(5,504,133)	(3,130,798)
Contract maintenance charges	(495,805)	(518,052)	(606,111)	(410,944)

Increase (decrease) in net assets from contract transactions	(10,811,410)	(7,063,580)	(22,397,742)	11,606,909

Net increase (decrease) in net assets	(3,778,875)	10,444,971	(19,365,686)	28,280,560

Net assets:
Beginning of the period	84,215,179	73,770,208	58,749,154	30,468,594

End of the period	$80,436,304	$84,215,179	$39,383,468	$58,749,154

See accompanying notes.

54

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	BlackRock Total Return Fund		BlackRock High Income Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$272,007	$369,562	$50,915	$26,423
Net realized capital gains (losses) on investments	(94,729)	(386,288)	21,446	(833)
Net change in unrealized appreciation/ depreciation of investments	617,121	1,339,253	54,634	133,275

Increase (decrease) in net assets from operations	794,399	1,322,527	126,995	158,865

Contract transactions
Net contract purchase payments	117,560	36,677	58,625	29,798
Transfer payments from (to) other subaccounts or general account	(239,242)	1,269,080	10,912,488	373,869
Contract terminations, withdrawals, and other deductions	(1,005,335)	(542,854)	(12,681)	(3,130)
Contract maintenance charges	(66,249)	(67,346)	(8,534)	(3,826)

Increase (decrease) in net assets from contract transactions	(1,193,266)	695,557	10,949,898	396,711

Net increase (decrease) in net assets	(398,867)	2,018,084	11,076,893	555,576

Net assets:
Beginning of the period	10,096,209	8,078,125	671,117	115,541

End of the period	$9,697,342	$10,096,209	$11,748,010	$671,117

See accompanying notes.

55

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	BlackRock Capital Appreciation		BlackRock Global SmallCap Fund, Inc.

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(979,196)	$(462,442)	$(10,218)	$(14,907)
Net realized capital gains (losses) on investments	162,658	(8,225,173)	(46,891)	(63,844)
Net change in unrealized appreciation/ depreciation of investments	13,619,770	24,987,767	233,656	377,512

Increase (decrease) in net assets from operations	12,803,232	16,300,152	176,547	298,761

Contract transactions
Net contract purchase payments	518,830	641,724	—	—
Transfer payments from (to) other subaccounts or general account	53,891,197	1,659,120	(20,861)	(32,395)
Contract terminations, withdrawals, and other deductions	(5,507,179)	(2,516,363)	(131,455)	(26,645)
Contract maintenance charges	(650,165)	(525,568)	(10,210)	(11,025)

Increase (decrease) in net assets from contract transactions	48,252,683	(741,087)	(162,526)	(70,065)

Net increase (decrease) in net assets	61,055,915	15,559,065	14,021	228,696

Net assets:
Beginning of the period	64,177,057	48,617,992	1,190,406	961,710

End of the period	$125,232,972	$64,177,057	$1,204,427	$1,190,406

See accompanying notes.

56

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	BlackRock International Index Fund		BlackRock Small Cap Index Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$6,014	$4,099	$(927)	$(1,196)
Net realized capital gains (losses) on investments	(15,252)	(35,888)	(1,268)	(73,837)
Net change in unrealized appreciation/ depreciation of investments	34,883	136,318	27,180	95,529

Increase (decrease) in net assets from operations	25,645	104,529	24,985	20,496

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(15,925)	(10,805)	—	(71,838)
Contract terminations, withdrawals, and other deductions	(12,049)	(14,650)	—	(233)
Contract maintenance charges	(3,987)	(4,753)	(1,049)	(1,291)

Increase (decrease) in net assets from contract transactions	(31,961)	(30,208)	(1,049)	(73,362)

Net increase (decrease) in net assets	(6,316)	74,321	23,936	(52,866)

Net assets:
Beginning of the period	509,053	434,732	102,260	155,126

End of the period	$502,737	$509,053	$126,196	$102,260

See accompanying notes.

57

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	BlackRock Government Income Portfolio		BlackRock International Value Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$990,958	$1,833,723	$(15,863)	$10,661
Net realized capital gains (losses) on investments	89,939	(648,343)	(82,329)	(131,611)
Net change in unrealized appreciation/depreciation of investments	1,929,339	(2,421,096)	150,076	308,160

Increase (decrease) in net assets from operations	3,010,236	(1,235,716)	51,884	187,210

Contract transactions
Net contract purchase payments	28,375	173,901	5,730	54,153
Transfer payments from (to) other subaccounts or general account	(9,881,995)	44,162,738	235,305	176,644
Contract terminations, withdrawals, and other deductions	(7,299,415)	(4,507,152)	(18,555)	(23,303)
Contract maintenance charges	(206,653)	(363,651)	(10,343)	(8,296)

Increase (decrease) in net assets from contract transactions	(17,359,688)	39,465,836	212,137	199,198

Net increase (decrease) in net assets	(14,349,452)	38,230,120	264,021	386,408

Net assets:
Beginning of the period	50,135,211	11,905,091	1,004,622	618,214

End of the period	$35,785,759	$50,135,211	$1,268,643	$1,004,622

See accompanying notes.

58

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	BlackRock Global Allocation Fund, Inc.		BlackRock Global Growth Fund, Inc.

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(422,416)	$1,208,684	$(7,442)	$6,301
Net realized capital gains (losses) on investments	(2,100,132)	(3,967,912)	63,339	(5,346)
Net change in unrealized appreciation/ depreciation of investments	15,656,500	30,792,660	57,886	209,872

Increase (decrease) in net assets from operations	13,133,952	28,033,432	113,783	210,827

Contract transactions
Net contract purchase payments	3,827,011	3,975,181	111,380	—
Transfer payments from (to) other subaccounts or general account	15,085,787	43,914,017	436,343	645,750
Contract terminations, withdrawals, and other deductions	(14,245,475)	(6,994,540)	(30,491)	(2,671)
Contract maintenance charges	(1,417,800)	(1,141,639)	(9,227)	(4,538)

Increase (decrease) in net assets from contract transactions	3,249,523	39,753,019	508,005	638,541

Net increase (decrease) in net assets	16,383,475	67,786,451	621,788	849,368

Net assets:
Beginning of the period	179,992,638	112,206,187	957,196	107,828

End of the period	$196,376,113	$179,992,638	$1,578,984	$957,196

See accompanying notes.

59

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	BlackRock S&P 500 Index Fund		BlackRock Short-Term Bond Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$12,247	$36,398	$4,607	$6,632
Net realized capital gains (losses) on investments	(400,753)	(2,010,825)	(1,060)	(7,534)
Net change in unrealized appreciation/depreciation of investments	1,869,516	4,734,799	7,556	34,692

Increase (decrease) in net assets from operations	1,481,010	2,760,372	11,103	33,790

Contract transactions
Net contract purchase payments	117,340	47,589	—	—
Transfer payments from (to) other subaccounts or general account	70,150	(1,375,137)	(4,114)	(28,674)
Contract terminations, withdrawals, and other deductions	(1,407,861)	(1,031,200)	(15,934)	(17,487)
Contract maintenance charges	(83,448)	(86,212)	(4,174)	(3,749)

Increase (decrease) in net assets from contract transactions	(1,303,819)	(2,444,960)	(24,222)	(49,910)

Net increase (decrease) in net assets	177,191	315,412	(13,119)	(16,120)

Net assets:
Beginning of the period	12,761,537	12,446,125	316,882	333,002

End of the period	$12,938,728	$12,761,537	$303,763	$316,882

See accompanying notes.

60

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	BlackRock Large Cap Core Fund		BlackRock Large Cap Growth Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(70,106)	$(20,265)	$(857,209)	$(479,155)
Net realized capital gains (losses) on investments	(634,388)	(567,287)	18,799,462	2,906,186
Net change in unrealized appreciation/ depreciation of investments	1,353,109	1,791,265	(11,323,835)	12,798,053

Increase (decrease) in net assets from operations	648,615	1,203,713	6,618,418	15,225,084

Contract transactions
Net contract purchase payments	21,040	93,509	518,706	627,806
Transfer payments from (to) other subaccounts or general account	(484,872)	675,317	(48,824,134)	35,405,535
Contract terminations, withdrawals, and other deductions	(392,203)	(241,689)	(3,904,687)	(1,508,857)
Contract maintenance charges	(74,772)	(73,161)	(579,194)	(409,711)

Increase (decrease) in net assets from contract transactions	(930,807)	453,976	(52,789,309)	34,114,773

Net increase (decrease) in net assets	(282,192)	1,657,689	(46,170,891)	49,339,857

Net assets:
Beginning of the period	7,499,229	5,841,540	51,626,825	2,286,968

End of the period	$7,217,037	$7,499,229	$5,455,934	$51,626,825

See accompanying notes.

61

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	BlackRock Large Cap Value Fund		BlackRock Value Opportunities Fund, Inc.

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(37,774)	$(24,660)	$(134,727)	$(109,479)
Net realized capital gains (losses) on investments	(440,035)	(424,971)	(1,103,840)	(1,868,715)
Net change in unrealized appreciation/ depreciation of investments	964,426	1,084,672	3,740,000	4,189,739

Increase (decrease) in net assets from operations	486,617	635,041	2,501,433	2,211,545

Contract transactions
Net contract purchase payments	113,415	30,238	9,001	73,203
Transfer payments from (to) other subaccounts or general account	77,424	259,093	(767,682)	(703,452)
Contract terminations, withdrawals, and other deductions	(345,876)	(199,538)	(854,960)	(633,804)
Contract maintenance charges	(55,057)	(54,801)	(53,120)	(54,516)

Increase (decrease) in net assets from contract transactions	(210,094)	34,992	(1,666,761)	(1,318,569)

Net increase (decrease) in net assets	276,523	670,033	834,672	892,976

Net assets:
Beginning of the period	5,290,369	4,620,336	10,316,460	9,423,484

End of the period	$5,566,892	$5,290,369	$11,151,132	$10,316,460

See accompanying notes.

62

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Cohen & Steers Realty Income Fund, Inc.		Columbia Acorn USA

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$5,224	$14,296	$(220,530)	$(169,613)
Net realized capital gains (losses) on investments	(24,802)	(92,049)	2,348,102	(1,366,177)
Net change in unrealized appreciation/ depreciation of investments	198,308	276,308	863,251	5,559,232

Increase (decrease) in net assets from operations	178,730	198,555	2,990,823	4,023,442

Contract transactions
Net contract purchase payments	—	—	181,133	120,855
Transfer payments from (to) other subaccounts or general account	(63,127)	(87,102)	(293,302)	(299,270)
Contract terminations, withdrawals, and other deductions	(101,011)	(11,497)	(938,473)	(453,747)
Contract maintenance charges	(8,252)	(7,552)	(149,569)	(123,676)

Increase (decrease) in net assets from contract transactions	(172,390)	(106,151)	(1,200,211)	(755,838)

Net increase (decrease) in net assets	6,340	92,404	1,790,612	3,267,604

Net assets:
Beginning of the period	802,938	710,534	12,394,552	9,126,948

End of the period	$809,278	$802,938	$14,185,164	$12,394,552

See accompanying notes.

63

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Columbia Acorn International		Columbia Marsico Growth Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$8,727	$(1,021)	$(78,985)	$(346,226)
Net realized capital gains (losses) on investments	(79,998)	(193,138)	451,983	(13,806,187)
Net change in unrealized appreciation/ depreciation of investments	455,500	762,236	573,017	23,134,177

Increase (decrease) in net assets from operations	384,229	568,077	946,015	8,981,764

Contract transactions
Net contract purchase payments	600	47,782	22,330	552,784
Transfer payments from (to) other subaccounts or general account	28,480,776	432,412	(230,652)	(51,546,851)
Contract terminations, withdrawals, and other deductions	(52,519)	(29,813)	(218,383)	(1,340,829)
Contract maintenance charges	(22,084)	(15,516)	(58,073)	(416,211)

Increase (decrease) in net assets from contract transactions	28,406,773	434,865	(484,778)	(52,751,107)

Net increase (decrease) in net assets	28,791,002	1,002,942	461,237	(43,769,343)

Net assets:
Beginning of the period	1,934,466	931,524	5,430,795	49,200,138

End of the period	$30,725,468	$1,934,466	$5,892,032	$5,430,795

See accompanying notes.

64

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Davis New York Venture Fund, Inc.		Delaware Smid Cap Growth Fund

	Subaccount		Subaccount
	2010	2009	2010(1)
Operations
Net investment income (loss)	$(496,576)	$(193,520)	$47,449
Net realized capital gains (losses) on investments	7,819,159	(6,821,555)	342,195
Net change in unrealized appreciation/ depreciation of investments	2,192,930	23,688,070	437,614

Increase (decrease) in net assets from operations	9,515,513	16,672,995	827,258

Contract transactions
Net contract purchase payments	650,083	385,555	—
Transfer payments from (to) other subaccounts or general account	(98,348,194)	112,040,355	6,113,491
Contract terminations, withdrawals, and other deductions	(12,351,079)	(2,304,952)	(161,066)
Contract maintenance charges	(916,684)	(525,637)	(8,388)

Increase (decrease) in net assets from contract transactions	(110,965,874)	109,595,321	5,944,037

Net increase (decrease) in net assets	(101,450,361)	126,268,316	6,771,295

Net assets:
Beginning of the period	164,937,582	38,669,266	—

End of the period	$63,487,221	$164,937,582	$6,771,295

See accompanying notes.

65

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Dreyfus Appreciation Fund, Inc.		Eaton Vance Floating-Rate Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$412,280	$(182,082)	$58,935	$57,235
Net realized capital gains (losses) on investments	2,377,303	(13,177,177)	(59,005)	(58,195)
Net change in unrealized appreciation/ depreciation of investments	2,209,732	14,046,006	156,154	515,562

Increase (decrease) in net assets from operations	4,999,315	686,747	156,084	514,602

Contract transactions
Net contract purchase payments	71,476	134,058	16,541	93,820
Transfer payments from (to) other subaccounts or general account	28,915,747	(27,700,512)	586,705	568,083
Contract terminations, withdrawals, and other deductions	(861,215)	(570,148)	(353,675)	(88,562)
Contract maintenance charges	(152,480)	(179,635)	(22,692)	(15,661)

Increase (decrease) in net assets from contract transactions	27,973,528	(28,316,237)	226,879	557,680

Net increase (decrease) in net assets	32,972,843	(27,629,490)	382,963	1,072,282

Net assets:
Beginning of the period	1,624,143	29,253,633	2,122,890	1,050,608

End of the period	$34,596,986	$1,624,143	$2,505,853	$2,122,890

See accompanying notes.

66

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Eaton Vance Large-Cap Value Fund		Federated Capital Appreciation Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(141,060)	$(33,670)	$(170,524)	$(228,090)
Net realized capital gains (losses) on investments	341,777	(1,029,524)	(214,754)	(2,069,060)
Net change in unrealized appreciation/ depreciation of investments	(299,671)	6,700,597	2,438,983	7,635,152

Increase (decrease) in net assets from operations	(98,954)	5,637,403	2,053,705	5,338,002

Contract transactions
Net contract purchase payments	469,285	446,099	150,510	700,835
Transfer payments from (to) other subaccounts or general account	30,307,328	25,899,353	(45,740,269)	12,919,454
Contract terminations, withdrawals, and other deductions	(2,392,507)	(1,041,745)	(714,876)	(1,427,450)
Contract maintenance charges	(346,310)	(248,384)	(119,405)	(374,424)

Increase (decrease) in net assets from contract transactions	28,037,796	25,055,323	(46,424,040)	11,818,415

Net increase (decrease) in net assets	27,938,842	30,692,726	(44,370,335)	17,156,417

Net assets:
Beginning of the period	43,796,169	13,103,443	45,499,672	28,343,255

End of the period	$71,735,011	$43,796,169	$1,129,337	$45,499,672

See accompanying notes.

67

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Federated Kaufmann Fund		Fidelity® Advisor Equity Growth Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(102,097)	$(133,335)	$(27,024)	$(161,051)
Net realized capital gains (losses) on investments	(1,456,488)	(897,446)	5,170	(18,573,978)
Net change in unrealized appreciation/ depreciation of investments	3,533,181	3,778,189	450,269	17,570,045

Increase (decrease) in net assets from operations	1,974,596	2,747,408	428,415	(1,164,984)

Contract transactions
Net contract purchase payments	161,111	203,131	1,000	24,849
Transfer payments from (to) other subaccounts or general account	(7,357,335)	656,471	(2,459)	(33,209,247)
Contract terminations, withdrawals, and other deductions	(887,282)	(403,339)	(164,409)	(884,692)
Contract maintenance charges	(127,882)	(118,326)	(10,362)	(24,705)

Increase (decrease) in net assets from contract transactions	(8,211,388)	337,937	(176,230)	(34,093,795)

Net increase (decrease) in net assets	(6,236,792)	3,085,345	252,185	(35,258,779)

Net assets:
Beginning of the period	12,272,930	9,187,585	2,041,584	37,300,363

End of the period	$6,036,138	$12,272,930	$2,293,769	$2,041,584

See accompanying notes.

68

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity® Advisor Mid Cap Growth Fund		Fidelity® Advisor Overseas Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(23,673)	$(14,781)	$(4,975)	$8,241
Net realized capital gains (losses) on investments	(36,685)	(214,810)	(78,706)	(541,824)
Net change in unrealized appreciation/ depreciation of investments	440,565	809,569	378,687	1,309,816

Increase (decrease) in net assets from operations	380,207	579,978	295,006	776,233

Contract transactions
Net contract purchase payments	—	1	—	9,100
Transfer payments from (to) other subaccounts or general account	(27,951)	(162,383)	(198,717)	(454,894)
Contract terminations, withdrawals, and other deductions	(126,016)	(85,072)	(415,742)	(53,219)
Contract maintenance charges	(8,333)	(8,450)	(14,507)	(16,856)

Increase (decrease) in net assets from contract transactions	(162,300)	(255,904)	(628,966)	(515,869)

Net increase (decrease) in net assets	217,907	324,074	(333,960)	260,364

Net assets:
Beginning of the period	1,788,539	1,464,465	3,613,217	3,352,853

End of the period	$2,006,446	$1,788,539	$3,279,257	$3,613,217

See accompanying notes.

69

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Janus Forty Fund		Janus Enterprise Fund

	Subaccount		Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$(672,644)	$(557,130)	$(138,473)	$(62,592)
Net realized capital gains (losses) on investments	1,225,600	(3,256,051)	3,461,206	152,997
Net change in unrealized appreciation/depreciation of investments	(1,778,339)	15,594,322	(1,306,088)	1,874,341

Increase (decrease) in net assets from operations	(1,225,383)	11,781,141	2,016,645	1,964,746

Contract transactions
Net contract purchase payments	639,375	878,703	84,715	110,245
Transfer payments from (to) other subaccounts or general account	(47,291,446)	26,970,790	(7,675,958)	6,903,868
Contract terminations, withdrawals, and other deductions	(2,900,792)	(1,489,245)	(574,711)	(167,455)
Contract maintenance charges	(455,192)	(390,050)	(93,213)	(41,838)

Increase (decrease) in net assets from contract transactions	(50,008,055)	25,970,198	(8,259,167)	6,804,820

Net increase (decrease) in net assets	(51,233,438)	37,751,339	(6,242,522)	8,769,566

Net assets:
Beginning of the period	60,281,977	22,530,638	8,769,566	—

End of the period	$9,048,539	$60,281,977	$2,527,044	$8,769,566

See accompanying notes.

70

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	JPMorgan Multi-Cap Market Neutral Fund		JPMorgan Small Cap Growth Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(12,517)	$(10,605)	$(14,707)	$(9,789)
Net realized capital gains (losses) on investments	(13,842)	(4,865)	(21,076)	(53,608)
Net change in unrealized appreciation/depreciation of investments	(25,118)	987	302,742	291,526

Increase (decrease) in net assets from operations	(51,477)	(14,483)	266,959	228,129

Contract transactions
Net contract purchase payments	7,950	28,558	16,375	35,342
Transfer payments from (to) other subaccounts or general account	6,180	296,939	(71,141)	375,255
Contract terminations, withdrawals, and other deductions	(35,053)	(14,003)	(18,705)	(10,326)
Contract maintenance charges	(8,792)	(7,908)	(10,022)	(6,798)

Increase (decrease) in net assets from contract transactions	(29,715)	303,586	(83,493)	393,473

Net increase (decrease) in net assets	(81,192)	289,103	183,466	621,602

Net assets:
Beginning of the period	868,114	579,011	988,056	366,454

End of the period	$786,922	$868,114	$1,171,522	$988,056

See accompanying notes.

71

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Lord Abbett Affiliated Fund, Inc.		Lord Abbett Bond-Debenture Fund, Inc.

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(11,945)	$(169,289)	$954,804	$1,059,274
Net realized capital gains (losses) on investments	124,110	(2,493,472)	(263,714)	(515,122)
Net change in unrealized appreciation/depreciation of investments	88,742	7,455,545	1,482,078	4,583,726

Increase (decrease) in net assets from operations	200,907	4,792,784	2,173,168	5,127,878

Contract transactions
Net contract purchase payments	—	338,494	186,636	282,757
Transfer payments from (to) other subaccounts or general account	253,070	(15,684,122)	487,247	1,527,186
Contract terminations, withdrawals, and other deductions	(93,003)	(561,474)	(2,617,957)	(894,493)
Contract maintenance charges	(18,282)	(158,320)	(121,493)	(116,022)

Increase (decrease) in net assets from contract transactions	141,785	(16,065,422)	(2,065,567)	799,428

Net increase (decrease) in net assets	342,692	(11,272,638)	107,601	5,927,306

Net assets:
Beginning of the period	1,804,545	13,077,183	20,482,440	14,555,134

End of the period	$2,147,237	$1,804,545	$20,590,041	$20,482,440

See accompanying notes.

72

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Lord Abbett Mid-Cap Value Fund, Inc.		Ready Assets Prime Money Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(229,436)	$(155,648)	$(295,415)	$(436,215)
Net realized capital gains (losses) on investments	(2,885,274)	(4,027,974)	—	(4)
Net change in unrealized appreciation/ depreciation of investments	8,285,741	9,158,475	—	13

Increase (decrease) in net assets from operations	5,171,031	4,974,853	(295,415)	(436,206)

Contract transactions
Net contract purchase payments	123,876	120,434	470,219	151,288,862
Transfer payments from (to) other subaccounts or general account	(1,647,687)	(1,266,822)	3,771,597	(168,719,342)
Contract terminations, withdrawals, and other deductions	(2,655,174)	(1,064,129)	(12,008,979)	(11,170,034)
Contract maintenance charges	(144,271)	(149,315)	(145,849)	(213,545)

Increase (decrease) in net assets from contract transactions	(4,323,256)	(2,359,832)	(7,913,012)	(28,814,059)

Net increase (decrease) in net assets	847,775	2,615,021	(8,208,427)	(29,250,265)

Net assets:
Beginning of the period	23,861,798	21,246,777	25,627,866	54,878,131

End of the period	$24,709,573	$23,861,798	$17,419,439	$25,627,866

See accompanying notes.

73

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	MFS® Core Growth Fund		MFS® Research International Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(29,603)	$(95,356)	$42,856	$1,007
Net realized capital gains (losses) on investments	131,387	(250,966)	612,219	(917,007)
Net change in unrealized appreciation/ depreciation of investments	142,185	2,483,418	366,054	4,076,924

Increase (decrease) in net assets from operations	243,969	2,137,096	1,021,129	3,160,924

Contract transactions
Net contract purchase payments	40,993	13,932	6,402	18,532
Transfer payments from (to) other subaccounts or general account	(151,724)	(3,479,175)	28,027,061	(485,904)
Contract terminations, withdrawals, and other deductions	(242,997)	(427,594)	(1,093,690)	(400,678)
Contract maintenance charges	(10,310)	(36,515)	(69,672)	(41,797)

Increase (decrease) in net assets from contract transactions	(364,038)	(3,929,352)	26,870,101	(909,847)

Net increase (decrease) in net assets	(120,069)	(1,792,256)	27,891,230	2,251,077

Net assets:
Beginning of the period	2,413,931	4,206,187	8,605,635	6,354,558

End of the period	$2,293,862	$2,413,931	$36,496,865	$8,605,635

See accompanying notes.

74

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	MFS® Mid Cap Growth Fund		Oppenheimer Capital Appreciation Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(42,647)	$(39,265)	$(11,858)	$(10,472)
Net realized capital gains (losses) on investments	(131,246)	(392,961)	(72,580)	(72,650)
Net change in unrealized appreciation/ depreciation of investments	960,508	1,458,665	129,207	322,560

Increase (decrease) in net assets from operations	786,615	1,026,439	44,769	239,438

Contract transactions
Net contract purchase payments	15	5,278	—	—
Transfer payments from (to) other subaccounts or general account	14,312,437	(362,921)	(200,433)	79,125
Contract terminations, withdrawals, and other deductions	(431,073)	(233,101)	(19,451)	(17,978)
Contract maintenance charges	(30,213)	(15,942)	(7,872)	(7,383)

Increase (decrease) in net assets from contract transactions	13,851,166	(606,686)	(227,756)	53,764

Net increase (decrease) in net assets	14,637,781	419,753	(182,987)	293,202

Net assets:
Beginning of the period	3,171,455	2,751,702	866,852	573,650

End of the period	$17,809,236	$3,171,455	$683,865	$866,852

See accompanying notes.

75

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Oppenheimer Global Fund		Oppenheimer Main Street Fund®

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(24,508)	$(27,413)	$(20,977)	$(23,930)
Net realized capital gains (losses) on investments	(915,376)	(884,977)	162,976	(673,545)
Net change in unrealized appreciation/ depreciation of investments	1,621,946	2,115,894	202,570	2,072,763

Increase (decrease) in net assets from operations	682,062	1,203,504	344,569	1,375,288

Contract transactions
Net contract purchase payments	4,920	799	2,250	6,941
Transfer payments from (to) other subaccounts or general account	(2,479,008)	2,000,767	33,755	(759,802)
Contract terminations, withdrawals, and other deductions	(580,627)	(296,574)	(483,597)	(353,966)
Contract maintenance charges	(18,681)	(21,908)	(14,899)	(20,802)

Increase (decrease) in net assets from contract transactions	(3,073,396)	1,683,084	(462,491)	(1,127,629)

Net increase (decrease) in net assets	(2,391,334)	2,886,588	(117,922)	247,659

Net assets:
Beginning of the period	6,825,151	3,938,563	2,676,705	2,429,046

End of the period	$4,433,817	$6,825,151	$2,558,783	$2,676,705

See accompanying notes.

76

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Oppenheimer Main Street Small Cap Fund®		Oppenheimer Quest Opportunity Value Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(15,141)	$(10,255)	$(26,943)	$(164,354)
Net realized capital gains (losses) on investments	(108,481)	(240,007)	300,994	1,478,525
Net change in unrealized appreciation/ depreciation of investments	326,376	467,599	(142,902)	787,846

Increase (decrease) in net assets from operations	202,754	217,337	131,149	2,102,017

Contract transactions
Net contract purchase payments	1,509	12,318	1,500	4,620
Transfer payments from (to) other subaccounts or general account	(147,860)	113,051	(1,182,221)	(19,361,565)
Contract terminations, withdrawals, and other deductions	(62,849)	(50,630)	(311,047)	(734,611)
Contract maintenance charges	(10,448)	(8,935)	(8,514)	(42,269)

Increase (decrease) in net assets from contract transactions	(219,648)	65,804	(1,500,282)	(20,133,825)

Net increase (decrease) in net assets	(16,894)	283,141	(1,369,133)	(18,031,808)

Net assets:
Beginning of the period	1,063,350	780,209	3,013,131	21,044,939

End of the period	$1,046,456	$1,063,350	$1,643,998	$3,013,131

See accompanying notes.

77

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	PIMCO CommodityRealReturn Strategy Fund		PIMCO Low Duration Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$1,409,468	$771,505	$5,561	$28,922
Net realized capital gains (losses) on investments	(3,928,578)	(6,156,668)	210,721	(4,924)
Net change in unrealized appreciation/ depreciation of investments	5,963,727	10,370,897	(122,483)	175,657

Increase (decrease) in net assets from operations	3,444,617	4,985,734	93,799	199,655

Contract transactions
Net contract purchase payments	215,130	335,369	9,570	44,634
Transfer payments from (to) other subaccounts or general account	(1,067,766)	(1,623,512)	26,230,938	1,665,541
Contract terminations, withdrawals, and other deductions	(1,079,109)	(682,408)	(294,710)	(40,804)
Contract maintenance charges	(172,404)	(171,998)	(31,015)	(20,683)

Increase (decrease) in net assets from contract transactions	(2,104,149)	(2,142,549)	25,914,783	1,648,688

Net increase (decrease) in net assets	1,340,468	2,843,185	26,008,582	1,848,343

Net assets:
Beginning of the period	17,043,380	14,200,195	2,808,707	960,364

End of the period	$18,383,848	$17,043,380	$28,817,289	$2,808,707

See accompanying notes.

78

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	PIMCO Real Return Fund		PIMCO Total Return Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$124,662	$744,058	$3,448,681	$11,220,634
Net realized capital gains (losses) on investments	388,812	(1,011,747)	17,846,964	2,661,159
Net change in unrealized appreciation/ depreciation of investments	1,059,039	6,077,582	(3,526,548)	18,920,345

Increase (decrease) in net assets from operations	1,572,513	5,809,893	17,769,097	32,802,138

Contract transactions
Net contract purchase payments	321,622	1,014,193	2,623,796	4,423,433
Transfer payments from (to) other subaccounts or general account	8,497,471	(7,035,321)	(23,571,215)	(11,001,098)
Contract terminations, withdrawals, and other deductions	(1,935,000)	(1,553,665)	(28,818,015)	(16,716,926)
Contract maintenance charges	(289,831)	(393,813)	(2,146,871)	(2,436,378)

Increase (decrease) in net assets from contract transactions	6,594,262	(7,968,606)	(51,912,305)	(25,730,969)

Net increase (decrease) in net assets	8,166,775	(2,158,713)	(34,143,208)	7,071,169

Net assets:
Beginning of the period	34,154,364	36,313,077	305,275,752	298,204,583

End of the period	$42,321,139	$34,154,364	$271,132,544	$305,275,752

See accompanying notes.

79

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Pioneer Emerging Markets Fund		Pioneer Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(236,302)	$(110,616)	$(217,968)	$(2,091)
Net realized capital gains (losses) on investments	4,533,755	(1,223,502)	5,030,345	(131,041)
Net change in unrealized appreciation/depreciation of investments	(2,111,717)	5,846,613	398,335	326,065

Increase (decrease) in net assets from operations	2,185,736	4,512,495	5,210,712	192,933

Contract transactions
Net contract purchase payments	197,393	203,852	293,959	2,700
Transfer payments from (to) other subaccounts or general account	(10,653,431)	8,754,623	(939,209)	(95,550)
Contract terminations, withdrawals, and other deductions	(876,704)	(305,239)	(2,687,239)	(44,014)
Contract maintenance charges	(160,048)	(93,313)	(381,509)	(11,048)

Increase (decrease) in net assets from contract transactions	(11,492,790)	8,559,923	(3,713,998)	(147,912)

Net increase (decrease) in net assets	(9,307,054)	13,072,418	1,496,714	45,021

Net assets:
Beginning of the period	15,751,760	2,679,342	1,067,054	1,022,033

End of the period	$6,444,706	$15,751,760	$2,563,768	$1,067,054

See accompanying notes.

80

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Pioneer High Yield Fund		Pioneer Real Estate Shares Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$491,961	$297,844	$42,992	$141,580
Net realized capital gains (losses) on investments	2,843,205	55,113	3,163,831	(1,194,009)
Net change in unrealized appreciation/depreciation of investments	(1,510,890)	2,410,225	(1,503,962)	3,647,143

Increase (decrease) in net assets from operations	1,824,276	2,763,182	1,702,861	2,594,714

Contract transactions
Net contract purchase payments	228,931	244,523	79,999	162,601
Transfer payments from (to) other subaccounts or general account	(8,690,824)	6,831,377	(7,240,026)	11,996
Contract terminations, withdrawals, and other deductions	(912,977)	(228,065)	(448,749)	(247,621)
Contract maintenance charges	(125,250)	(62,823)	(73,964)	(65,424)

Increase (decrease) in net assets from contract transactions	(9,500,120)	6,785,012	(7,682,740)	(138,448)

Net increase (decrease) in net assets	(7,675,844)	9,548,194	(5,979,879)	2,456,266

Net assets:
Beginning of the period	10,613,354	1,065,160	7,248,140	4,791,874

End of the period	$2,937,510	$10,613,354	$1,268,261	$7,248,140

See accompanying notes.

81

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Pioneer Growth Opportunities Fund		The Putnam Fund for Growth and Income

	Subaccount		Subaccount
	2010	2009(1)	2010	2009
Operations
Net investment income (loss)	$(4,167)	$(1,537)	$(31,008)	$(51)
Net realized capital gains (losses) on investments	7,611	1,889	4,087,139	(103,064)
Net change in unrealized appreciation/depreciation of investments	37,426	20,313	130,934	198,029

Increase (decrease) in net assets from operations	40,870	20,665	4,187,065	94,914

Contract transactions
Net contract purchase payments	—	—	19,633	—
Transfer payments from (to) other subaccounts or general account	(18,700)	267,822	(3,437,304)	450,818
Contract terminations, withdrawals, and other deductions	(10,288)	(996)	(1,034,647)	(44,618)
Contract maintenance charges	(2,696)	(921)	(44,886)	(2,382)

Increase (decrease) in net assets from contract transactions	(31,684)	265,905	(4,497,204)	403,818

Net increase (decrease) in net assets	9,186	286,570	(310,139)	498,732

Net assets:
Beginning of the period	286,570	—	786,429	287,697

End of the period	$295,756	$286,570	$476,290	$786,429

See accompanying notes.

82

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Putnam International Equity Fund		Putnam Voyager Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$27,401	$35,539	$(96,153)	$238,827
Net realized capital gains (losses) on investments	(371,403)	(383,504)	(188,113)	18,001,365
Net change in unrealized appreciation/depreciation of investments	620,584	978,126	1,437,924	465,326

Increase (decrease) in net assets from operations	276,582	630,161	1,153,658	18,705,518

Contract transactions
Net contract purchase payments	130	7,230	36,719	38,771
Transfer payments from (to) other subaccounts or general account	137,694	(209,384)	17,718,670	(11,370,040)
Contract terminations, withdrawals, and other deductions	(296,040)	(134,853)	(1,819,802)	(2,443,344)
Contract maintenance charges	(12,370)	(13,354)	(72,454)	(180,362)

Increase (decrease) in net assets from contract transactions	(170,586)	(350,361)	15,863,133	(13,954,975)

Net increase (decrease) in net assets	105,996	279,800	17,016,791	4,750,543

Net assets:
Beginning of the period	3,220,812	2,941,012	5,215,162	464,619

End of the period	$3,326,808	$3,220,812	$22,231,953	$5,215,162

See accompanying notes.

83

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Seligman Capital Fund, Inc.		Columbia Select Smaller-Cap Value Fund

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(4,584)	$(1,561)	$(31,675)	$(27,523)
Net realized capital gains (losses) on investments	20,515	(3,586)	(150,950)	(418,114)
Net change in unrealized appreciation/depreciation of investments	53,509	35,960	751,297	1,082,235

Increase (decrease) in net assets from operations	69,440	30,813	568,672	636,598

Contract transactions
Net contract purchase payments	2,180	—	—	—
Transfer payments from (to) other subaccounts or general account	20,701	194,680	6,876,465	(154,048)
Contract terminations, withdrawals, and other deductions	(710)	(32)	(276,970)	(99,917)
Contract maintenance charges	(2,929)	(612)	(18,964)	(11,728)

Increase (decrease) in net assets from contract transactions	19,242	194,036	6,580,531	(265,693)

Net increase (decrease) in net assets	88,682	224,849	7,149,203	370,905

Net assets:
Beginning of the period	260,124	35,275	2,409,143	2,038,238

End of the period	$348,806	$260,124	$9,558,346	$2,409,143

See accompanying notes.

84

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Templeton Foreign Fund		Templeton Growth Fund, Inc.

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$98,371	$57,856	$22,089	$26,522
Net realized capital gains (losses) on investments	(4,239,465)	(9,857,091)	(695,617)	(887,269)
Net change in unrealized appreciation/depreciation of investments	5,830,677	18,413,325	1,197,305	3,059,055

Increase (decrease) in net assets from operations	1,689,583	8,614,090	523,777	2,198,308

Contract transactions
Net contract purchase payments	96,905	240,966	15,581	53,780
Transfer payments from (to) other subaccounts or general account	125,464,003	165,344	79,454	(419,108)
Contract terminations, withdrawals, and other deductions	(2,264,872)	(1,112,414)	(604,665)	(394,838)
Contract maintenance charges	(196,827)	(155,058)	(64,824)	(68,265)

Increase (decrease) in net assets from contract transactions	123,099,209	(861,162)	(574,454)	(828,431)

Net increase (decrease) in net assets	124,788,792	7,752,928	(50,677)	1,369,877

Net assets:
Beginning of the period	26,004,247	18,251,319	9,237,168	7,867,291

End of the period	$150,793,039	$26,004,247	$9,186,491	$9,237,168

See accompanying notes.

85

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica WMC Diversified Growth		Transamerica Growth Opportunities

	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$—	$—	$(408)	$(160)
Net realized capital gains (losses) on investments	—	—	1,154	1,097
Net change in unrealized appreciation/depreciation of investments	—	—	11,419	3,615

Increase (decrease) in net assets from operations	—	—	12,165	4,552

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	83,113,444	—	30,521,793	11,981
Contract terminations, withdrawals, and other deductions	—	—	—	(2,750)
Contract maintenance charges	—	—	(320)	(86)

Increase (decrease) in net assets from contract transactions	83,113,444	—	30,521,473	9,145

Net increase (decrease) in net assets	83,113,444	—	30,533,638	13,697

Net assets:
Beginning of the period	—	—	13,697	—

End of the period	$83,113,444	$—	$30,547,335	$13,697

See accompanying notes.

86

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Small/Mid Cap Value		Transamerica Flexible Income RTL

	Subaccount		Subaccount
	2010	2009	2010	2009(1)
Operations
Net investment income (loss)	$(17,032)	$(9,723)	$10,915	$1,746
Net realized capital gains (losses) on investments	185,251	31,202	3,568	8
Net change in unrealized appreciation/depreciation of investments	119,555	210,139	9,470	1,974

Increase (decrease) in net assets from operations	287,774	231,618	23,953	3,728

Contract transactions
Net contract purchase payments	22,000	24,720	50	1
Transfer payments from (to) other subaccounts or general account	9,692,691	554,726	(13,017)	251,116
Contract terminations, withdrawals, and other deductions	(79,117)	(17,121)	(5,829)	—
Contract maintenance charges	(11,743)	(6,505)	(2,630)	(169)

Increase (decrease) in net assets from contract transactions	9,623,831	555,820	(21,426)	250,948

Net increase (decrease) in net assets	9,911,605	787,438	2,527	254,676

Net assets:
Beginning of the period	1,063,649	276,211	254,676	—

End of the period	$10,975,254	$1,063,649	$257,203	$254,676

See accompanying notes.

87

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company (TALIC), a wholly-owned subsidiary of AEGON USA, LLC (AUSA). Prior to July 1, 2010, TALIC was known as Merrill Lynch Life Insurance Company. This change had no impact on the Separate Account or its operations. AUSA is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific individual subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

On December 28, 2007 (the Acquisition Date), TALIC was acquired by AUSA. Prior to the Acquisition Date, TALIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. This transaction had no impact on the net asset values or results of the Seprate Account.

Subaccount Investment by Mutual Fund:

AIM Growth Series (Invesco Growth Series) – Class A Shares

Invesco Basic Value Fund

Invesco Mid Cap Core Equity Fund

Invesco Van Kampen Comstock Fund – Class A Shares

Invesco Van Kampen Comstock Fund

Invesco Van Kampen Equity and Income Fund – Class A Shares

Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Mid Cap Growth Fund – Class A Shares

Invesco Van Kampen Mid Cap Growth Fund

AIM Equity Funds (Invesco Equity Funds) – Class A Shares

Invesco Constellation Fund

Invesco Charter Fund

AllianceBernstein Growth and Income Fund, Inc. – Class A Shares

AllianceBernstein Growth and Income Fund, Inc.

AllianceBernstein Large Cap Growth Fund, Inc. – Class A Shares

AllianceBernstein Large Cap Growth Fund, Inc.

The AllianceBernstein Trust – Class A Shares

AllianceBernstein International Value Fund

AllianceBernstein Small/Mid Cap Value Fund

AllianceBernstein Value Fund

88

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Mutual Fund (Continued):

The Managers Funds – Class A Shares

Managers Cadence Capital Appreciation Fund

Allianz Funds – Class A Shares

Allianz NFJ Dividend Value Fund

Allianz NFJ Small-Cap Value Fund

Allianz OCC Renaissance Fund

American Century Capital Portfolios, Inc. – A Class Shares

American Century Equity Income Fund

American Century Mutual Funds, Inc. – A Class Shares

American Century Ultra Fund®

American Funds® – Class A Shares

American Funds Bond Fund of America®, Inc. – A

American Funds Growth Fund of America®, Inc. – A

American Funds Income Fund of America®, Inc. – A

American Funds Investment Company of America® – A

American Funds® – Class F Shares

American Funds Bond Fund of America®, Inc. – F

American Funds EuroPacific Growth Fund®

American Funds Growth Fund of America®, Inc. – F

American Funds Income Fund of America®, Inc. – F

American Funds Investment Company of America® – F

BlackRock Basic Value Fund, Inc. – Investor A Shares

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc. – Investor A Shares

BlackRock Total Return Fund

BlackRock High Income Fund

BlackRock Capital Appreciation – Investor A Shares

BlackRock Capital Appreciation

BlackRock Global SmallCap Fund, Inc. – Investor A Shares

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc. – Investor A Shares

BlackRock International Index Fund

BlackRock Small Cap Index Fund

BlackRock Funds II – Investor A Shares

BlackRock Government Income Portfolio

BlackRock International Value Trust – Investor A Shares

BlackRock International Value Fund

BlackRock Global Allocation Fund, Inc. – Investor A Shares

BlackRock Global Allocation Fund, Inc.

BlackRock Global Growth Fund, Inc. – Investor A Shares

BlackRock Global Growth Fund, Inc.

89

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Mutual Fund (Continued):

BlackRock Index Funds, Inc. – Investor A Shares

BlackRock S&P 500 Index Fund

BlackRock Short-Term Bond Series, Inc. – Investor A Shares

BlackRock Short-Term Bond Fund

BlackRock Large Cap Series Fund, Inc. – Investor A Shares

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Value Opportunities Fund, Inc. – Investor A Shares

BlackRock Value Opportunities Fund, Inc.

Cohen & Steers Realty Income Fund, Inc. – Class A Shares

Cohen & Steers Realty Income Fund, Inc.

Columbia Acorn Trust – Class A Shares

Columbia Acorn USA

Columbia Acorn International

Columbia Funds Series Trust – Class A Shares

Columbia Marsico Growth Fund

Davis New York Venture Fund, Inc. – Class A Shares

Davis New York Venture Fund, Inc.

Delaware Group Equity Funds IV – Class A Shares

Delaware Smid Cap Growth Fund

Dreyfus Appreciation Fund, Inc.

Dreyfus Appreciation Fund, Inc.

Eaton Vance Mutual Funds Trust – Class A Shares

Eaton Vance Floating-Rate Fund

Eaton Vance Special Investment Trust – Class A Shares

Eaton Vance Large-Cap Value Fund

Federated Equity Funds – Class A Shares

Federated Capital Appreciation Fund

Federated Kaufmann Fund

Fidelity Advisor Series I – Class A Shares

Fidelity® Advisor Equity Growth Fund

Fidelity® Advisor Mid Cap Growth Fund

Fidelity Advisor Series VIII – Class A Shares

Fidelity® Advisor Overseas Fund

Janus Advisor Series – Class A Shares

Janus Forty Fund

Janus Enterprise Fund

JPMorgan Trust II – Class A Shares

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

90

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Mutual Fund (Continued):

Lord Abbett Affiliated Fund, Inc. – Class A Shares

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc. – Class A Shares

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Mid-Cap Value Fund, Inc. – Class A Shares

Lord Abbett Mid-Cap Value Fund, Inc.

Ready Assets Prime Money Fund

Ready Assets Prime Money Fund

MFS Series Trust I – Class A Shares

MFS® Core Growth Fund

MFS® Research International Fund

MFS Series Trust IV – Class A Shares

MFS® Mid Cap Growth Fund

Oppenheimer Capital Appreciation Fund – Class A Shares

Oppenheimer Capital Appreciation Fund

Oppenheimer Global Fund – Class A Shares

Oppenheimer Global Fund

Oppenheimer Main Street Funds®, Inc. – Class A Shares

Oppenheimer Main Street Fund®

Oppenheimer Main Street Small Cap Fund® – Class A Shares

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Quest for Value Funds – Class A Shares

Oppenheimer Quest Opportunity Value Fund

PIMCO Funds – Class A Shares

PIMCO CommodityRealReturn Strategy Fund

PIMCO Low Duration Fund

PIMCO Real Return Fund

PIMCO Total Return Fund

Pioneer Emerging Markets Fund – Class A Shares

Pioneer Emerging Markets Fund

Pioneer Fund – Class A Shares

Pioneer Fund

Pioneer High Yield Fund – Class A Shares

Pioneer High Yield Fund

Pioneer Real Estate Shares Fund – Class A Shares

Pioneer Real Estate Shares Fund

Pioneer Growth Opportunities Fund

Pioneer Growth Opportunities Fund

The Putnam Fund for Growth and Income – Class A Shares

The Putnam Fund for Growth and Income

91

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Mutual Fund (Continued):

Putnam International Equity Fund – Class A Shares

Putnam International Equity Fund

Putnam Voyager Fund – Class A Shares

Putnam Voyager Fund

Seligman Capital Fund, Inc. – Class A Shares

Seligman Capital Fund, Inc.

Seligman Value Fund Series, Inc. Class A Shares

Columbia Select Smaller-Cap Value Fund

Templeton Funds, Inc. – Class A Shares

Templeton Foreign Fund

Templeton Growth Fund, Inc. – Class A Shares

Templeton Growth Fund, Inc.

Transamerica Funds – Class A Shares

Transamerica WMC Diversified Growth

Transamerica Growth Opportunities

Transamerica Small/Mid Cap Value

Transamerica Flexible Income RTL

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Charter Fund	April 10, 2006
Columbia Marsico Growth Fund	May 1, 2006
Pioneer Emerging Markets Fund	May 1, 2006
JPMorgan Multi-Cap Market Neutral Fund	June 30, 2006
BlackRock Government Income Portfolio	October 13, 2006
AllianceBerstein International Value Fund	May 1, 2007
Managers Cadence Capital Appreciation Fund	May 1, 2007
Allianz NFJ Dividend Value Fund	May 1, 2007
BlackRock High Income Fund	May 1, 2007
BlackRock International Value Fund	May 1, 2007
Columbia Acorn International	May 1, 2007
Eaton Vance Large-Cap Value Fund	May 1, 2007
Janus Forty Fund	May 1, 2007
JPMorgan Small Cap Growth	May 1, 2007
PIMCO Low Duration Fund	May 1, 2007
Seligman Capital Fund, Inc.	May 1, 2007
BlackRock Total Return Fund	December 10, 2007

92

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
BlackRock Global Growth Fund, Inc.	May 1, 2008
Pioneer Real Estate Shares Fund	May 1, 2008
Transamerica WMC Diversified Growth VP	May 1, 2008
Transamerica Growth Opportunities VP	May 1, 2008
Transamerica Small/Mid Cap Value VP	May 1, 2008
Invesco Van Kampen Mid Cap Growth	July 11, 2008
Janus Enterprise	July 2, 2009
Pioneer Growth Opportunities	August 28, 2009
Transamerica Flexible Income RTL VP	November 13, 2009
Delaware Smid Cap Growth Fund®	October 8, 2010

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2010:

Portfolio	Formerly
Transamerica WMC Diversified Growth VP	Transamerica Equity VP
Invesco Basic Value Fund	AIM Basic Value Fund
Invesco Mid Cap Core Equity Fund	AIM Mid Cap Core Equity Fund
Invesco Constellation Fund	AIM Constellation Fund
Invesco Charter Fund	AIM Charter Fund
Invesco Van Kampen Mid Cap Growth	Van Kampen Mid Cap Growth
Invesco Van Kampen Equity and Income	Van Kampen Equity and Income
Invesco Van Kampen Comstock	Van Kampen Comstock
BlackRock Capital Appreciation	BlackRock Fundamental Growth Fund, Inc.
Managers Cadence Capital Appreciation Fund	Allianz CCM Capital Appreciation Fund
Columbia Select Smaller-Cap Value Fund	Seligman Smaller-Cap Value Fund

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2010

Portfolio	Formerly
Delaware Smid Cap Growth Fund	Delaware Trend Fund®

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

93

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

94

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

	Purchases	Sales
AIM Growth Series (Invesco Growth Series) – Class A Shares
Invesco Basic Value Fund	$19,611	$117,865
Invesco Mid Cap Core Equity Fund	1,304,485	14,516,131
Invesco Van Kampen Comstock Fund – Class A Shares
Invesco Van Kampen Comstock Fund	90,219,659	4,856,315
Invesco Van Kampen Equity and Income Fund – Class A Shares
Invesco Van Kampen Equity and Income Fund	31,523,356	37,301,345
Invesco Van Kampen Mid Cap Growth Fund – Class A Shares
Invesco Van Kampen Mid Cap Growth Fund	464,329	899,789
AIM Equity Funds (Invesco Equity Funds) – Class A Shares
Invesco Constellation Fund	8,662	265,173
Invesco Charter Fund	25,222,699	21,316,301
AllianceBernstein Growth and Income Fund, Inc. – Class A Shares
AllianceBernstein Growth and Income Fund, Inc.	83,600	1,359,122
AllianceBernstein Large Cap Growth Fund, Inc. – Class A Shares
AllianceBernstein Large Cap Growth Fund, Inc.	58,465,085	164,162,940
The AllianceBernstein Trust – Class A Shares
AllianceBernstein International Value Fund	583,588	885,819
AllianceBernstein Small/Mid Cap Value Fund	1,097,120	762,757
AllianceBernstein Value Fund	202,482	141,191
The Managers Funds – Class A Shares
Managers Cadence Capital Appreciation Fund	2,801	9,142
Allianz Funds – Class A Shares
Allianz NFJ Dividend Value Fund	763,632	1,253,849
Allianz NFJ Small-Cap Value Fund	1,361,397	3,764,146
Allianz OCC Renaissance Fund	78,963,180	86,162,815
American Century Capital Portfolios, Inc. – A Class Shares
American Century Equity Income Fund	988,843	1,080,594
American Century Mutual Funds, Inc. – A Class Shares
American Century Ultra Fund®	4,696	35,492

95

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

2. Investments (Continued)

	Purchases	Sales
American Funds® – Class A Shares
American Funds Bond Fund of America®, Inc. – A	$5,080,716	$10,478,380
American Funds Growth Fund of America®, Inc. – A	1,907,183	16,217,313
American Funds Income Fund of America®, Inc. – A	2,855,567	7,596,912
American Funds Investment Company of America® – A	2,041,608	9,306,235
American Funds® – Class F Shares
American Funds Bond Fund of America®, Inc. – F	5,764,545	46,982,061
American Funds EuroPacific Growth Fund®	25,406,655	126,819,143
American Funds Growth Fund of America®, Inc. – F	1,896,361	11,131,243
American Funds Income Fund of America®, Inc. – F	1,587,221	4,400,281
American Funds Investment Company of America® – F	1,490,274	4,419,634
BlackRock Basic Value Fund, Inc. – Investor A Shares
BlackRock Basic Value Fund, Inc.	61,969,547	84,455,448
BlackRock Bond Fund, Inc. – Investor A Shares
BlackRock Total Return Fund	1,284,108	2,205,423
BlackRock High Income Fund	11,157,055	156,164
BlackRock Capital Appreciation – Investor A Shares
BlackRock Capital Appreciation	56,400,678	9,127,009
BlackRock Global SmallCap Fund, Inc. – Investor A Shares
BlackRock Global SmallCap Fund, Inc.	12,210	184,953
BlackRock Index Funds, Inc. – Investor A Shares
BlackRock International Index Fund	13,305	39,253
BlackRock Small Cap Index Fund	589	2,565
BlackRock Funds II – Investor A Shares
BlackRock Government Income Portfolio	11,913,264	28,111,195
BlackRock International Value Trust – Investor A Shares
BlackRock International Value Fund	377,742	181,467
BlackRock Global Allocation Fund, Inc. – Investor A Shares
BlackRock Global Allocation Fund, Inc.	63,469,381	60,642,276
BlackRock Global Growth Fund, Inc. – Investor A Shares
BlackRock Global Growth Fund, Inc.	682,166	181,602
BlackRock Index Funds, Inc. – Investor A Shares
BlackRock S&P 500 Index Fund	1,194,693	2,486,264
BlackRock Short-Term Bond Series, Inc. – Investor A Shares
BlackRock Short-Term Bond Fund	53,665	73,278

96

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

2. Investments (Continued)

	Purchases	Sales
BlackRock Large Cap Series Fund, Inc. – Investor A Shares
BlackRock Large Cap Core Fund	$508,693	$1,509,606
BlackRock Large Cap Growth Fund	17,296,275	70,942,791
BlackRock Large Cap Value Fund	859,822	1,107,692
BlackRock Value Opportunities Fund, Inc. – Investor A Shares
BlackRock Value Opportunities Fund, Inc.	537,411	2,338,898
Cohen & Steers Realty Income Fund, Inc. – Class A Shares
Cohen & Steers Realty Income Fund, Inc.	117,504	284,680
Columbia Acorn Trust – Class A Shares
Columbia Acorn USA	4,628,471	6,049,210
Columbia Acorn International	28,980,513	565,012
Columbia Funds Series Trust – Class A Shares
Columbia Marsico Growth Fund	1,094,637	1,658,392
Davis New York Venture Fund, Inc. – Class A Shares
Davis New York Venture Fund, Inc.	17,285,407	128,744,191
Delaware Group Equity Funds IV – Class A Shares
Delaware Smid Cap Growth Fund	6,955,540	665,827
Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation Fund, Inc.	55,048,176	26,662,376
Eaton Vance Mutual Funds Trust – Class A Shares
Eaton Vance Floating-Rate Fund	1,280,927	995,522
Eaton Vance Special Investment Trust – Class A Shares
Eaton Vance Large-Cap Value Fund	73,842,710	45,945,966
Federated Equity Funds – Class A Shares
Federated Capital Appreciation Fund	538,231	47,132,796
Federated Kaufmann Fund	1,431,445	9,744,931
Fidelity Advisor Series I – Class A Shares
Fidelity® Advisor Equity Growth Fund	144,159	345,124
Fidelity® Advisor Mid Cap Growth Fund	—	192,141
Fidelity Advisor Series VIII – Class A Shares
Fidelity® Advisor Overseas Fund	465,990	1,091,765
Janus Advisor Series – Class A Shares
Janus Forty Fund	4,832,605	55,513,294
Janus Enterprise Fund	1,240,580	9,638,222
JPMorgan Trust II – Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	160,316	202,546
JPMorgan Small Cap Growth Fund	306,814	405,015

97

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

2. Investments (Continued)

	Purchases	Sales
Lord Abbett Affiliated Fund, Inc. – Class A Shares
Lord Abbett Affiliated Fund, Inc.	$841,933	$712,094
Lord Abbett Bond-Debenture Fund, Inc. – Class A Shares
Lord Abbett Bond-Debenture Fund, Inc.	3,867,530	4,883,749
Lord Abbett Mid-Cap Value Fund, Inc. – Class A Shares
Lord Abbett Mid-Cap Value Fund, Inc.	1,027,728	5,580,419
Ready Assets Prime Money Fund
Ready Assets Prime Money Fund	12,296,533	20,504,883
MFS Series Trust I – Class A Shares
MFS® Core Growth Fund	110,569	504,210
MFS® Research International Fund	28,925,930	2,012,975
MFS Series Trust IV – Class A Shares
MFS® Mid Cap Growth Fund	14,576,100	767,583
Oppenheimer Capital Appreciation Fund – Class A Shares
Oppenheimer Capital Appreciation Fund	111,634	351,246
Oppenheimer Global Fund – Class A Shares
Oppenheimer Global Fund	733,034	3,799,427
Oppenheimer Main Street Funds®, Inc. – Class A Shares
Oppenheimer Main Street Fund®	191,800	674,958
Oppenheimer Main Street Small Cap Fund® – Class A Shares
Oppenheimer Main Street Small Cap Fund®	237,123	471,914
Oppenheimer Quest for Value Funds – Class A Shares
Oppenheimer Quest Opportunity Value Fund	197,906	1,694,096
PIMCO Funds – Class A Shares
PIMCO CommodityRealReturn Strategy Fund	3,049,449	3,744,142
PIMCO Low Duration Fund	27,883,950	1,908,402
PIMCO Real Return Fund	19,149,462	12,430,149
PIMCO Total Return Fund	67,145,608	103,100,448
Pioneer Emerging Markets Fund – Class A Shares
Pioneer Emerging Markets Fund	2,293,460	14,022,552
Pioneer Fund – Class A Shares
Pioneer Fund	57,852,331	61,784,287
Pioneer High Yield Fund – Class A Shares
Pioneer High Yield Fund	4,103,350	13,111,868
Pioneer Real Estate Shares Fund – Class A Shares
Pioneer Real Estate Shares Fund	706,511	8,346,257

98

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

2. Investments (Continued)

	Purchases	Sales
Pioneer Growth Opportunities Fund
Pioneer Growth Opportunities Fund	$80,111	$115,961
The Putnam Fund for Growth and Income – Class A Shares
The Putnam Fund for Growth and Income	34,951,224	39,479,426
Putnam International Equity Fund – Class A Shares
Putnam International Equity Fund	414,503	557,689
Putnam Voyager Fund – Class A Shares
Putnam Voyager Fund	23,058,191	7,290,834
Seligman Capital Fund, Inc. – Class A Shares
Seligman Capital Fund, Inc.	134,172	119,514
Seligman Value Fund Series, Inc. Class A Shares
Columbia Select Smaller-Cap Value Fund	7,092,508	543,651
Templeton Funds, Inc. – Class A Shares
Templeton Foreign Fund	131,175,337	7,977,752
Templeton Growth Fund, Inc. – Class A Shares
Templeton Growth Fund, Inc.	975,293	1,527,657
Transamerica Funds – Class A Shares
Transamerica WMC Diversified Growth	83,113,445	—
Transamerica Growth Opportunities	30,523,802	2,737
Transamerica Small/Mid Cap Value	10,080,014	473,215
Transamerica Flexible Income RTL	93,733	104,243

99

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Invesco Basic Value Fund	Invesco Mid Cap Core Equity Fund	Invesco Constellation Fund	Invesco Charter Fund	Invesco Van Kampen Comstock Fund	Invesco Van Kampen Equity and Income Fund	Invesco Van Kampen Mid Cap Growth Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	24,375	205,861	75,971	8,749,968	1,091,756	463,490	313,394
Units purchased	22,375	1,164,183	112,017	4,654,744	561,012	466,118	302,736
Units redeemed and transferred to/from	(4,265)	(101,499)	(113,304)	(12,101,020)	(485,927)	(415,412)	(274,801)

Units outstanding at December 31, 2009	42,485	1,268,545	74,684	1,303,692	1,166,841	514,196	341,329
Units purchased	—	—	107,177	4,248,043	2,307,355	3,952,739	474,859
Units redeemed and transferred to/from	(10,949)	(974,257)	(127,986)	(4,158,668)	4,533,891	(4,099,301)	(511,233)

Units outstanding at December 31, 2010	31,536	294,288	53,875	1,393,067	8,008,087	367,634	304,955

100

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Growth and Income Fund, Inc.	AllianceBernstein Large Cap Growth Fund, Inc.	AllianceBernstein International Value Fund	AllianceBernstein Small/Mid Cap Value Fund	AllianceBernstein Value Fund	Managers Cadence Capital Appreciation Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	162,592	148,423	532,203	787,421	63,070	7,277
Units purchased	2,752,640	8,572,645	132,499	49,440	24,791	1,205
Units redeemed and transferred to/from	(2,694,535)	(2,281,388)	(137,094)	(663,390)	(7,214)	(398)

Units outstanding at December 31, 2009	220,697	6,439,680	527,608	173,471	80,647	8,084
Units purchased	578,534	48,388,754	—	30,898	9,328	—
Units redeemed and transferred to/from	(674,083)	(54,667,647)	(57,741)	(3,625)	(2,475)	(646)

Units outstanding at December 31, 2010	125,148	160,787	469,867	200,744	87,500	7,438

101

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Allianz NFJ Dividend Value Fund	Allianz NFJ Small-Cap Value Fund	Allianz OCC Renaissance Fund	American Century Equity Income Fund	American Century Ultra Fund®	American Funds Bond Fund of America®	American Funds EuroPacific Growth Fund®

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	352,909	1,337,821	286,263	585,765	8,554	9,569,903	6,064,550
Units purchased	339,198	128,336	174,819	647,510	—	4,862,884	3,260,687
Units redeemed and transferred to/from	(113,148)	(424,249)	(216,649)	(892,247)	(78)	(5,928,468)	(1,548,406)

Units outstanding at December 31, 2009	578,959	1,041,908	244,433	341,028	8,476	8,504,319	7,776,831
Units purchased	—	—	4,255,442	1,468,992	—	6,182,294	727,239
Units redeemed and transferred to/from	(77,969)	(127,823)	(4,286,574)	(1,482,063)	(3,017)	(10,463,914)	(6,844,072)

Units outstanding at December 31, 2010	500,990	914,085	213,301	327,957	5,459	4,222,699	1,659,998

102

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Funds Growth Fund of America®	American Funds Income Fund of America®	American Funds Investment Company of America®	BlackRock Basic Value Fund, Inc.	BlackRock Total Return Fund	BlackRock High Income Fund	BlackRock Capital Appreciation

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	14,650,637	4,846,810	6,831,236	3,045,806	832,586	17,725	5,454,090
Units purchased	4,934,959	1,856,238	2,904,645	7,801,520	413,791	58,579	2,187,006
Units redeemed and transferred to/from	(9,152,667)	(2,371,631)	(3,486,578)	(5,677,419)	(333,499)	(9,726)	(2,136,541)

Units outstanding at December 31, 2009	10,432,929	4,331,417	6,249,303	5,169,907	912,878	66,578	5,504,555
Units purchased	8,540,686	3,138,585	5,307,274	4,617,375	384,618	14,948	4,433,895
Units redeemed and transferred to/from	(10,098,937)	(3,799,272)	(6,100,933)	(7,363,447)	(484,893)	913,317	(1,133,285)

Units outstanding at December 31, 2010	8,874,678	3,670,730	5,455,644	2,423,835	812,603	994,843	8,805,165

103

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock Global SmallCap Fund, Inc.	BlackRock International Index Fund	BlackRock Small Cap Index Fund	BlackRock Government Income Portfolio	BlackRock International Value Fund	BlackRock Global Allocation Fund, Inc.	BlackRock Global Growth Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	93,244	44,845	18,454	1,070,815	101,481	7,579,942	17,818
Units purchased	5,248	918	—	11,104,457	53,725	6,270,144	131,832
Units redeemed and transferred to/from	(11,579)	(4,113)	(8,685)	(7,608,229)	(24,778)	(3,588,960)	(31,636)

Units outstanding at December 31, 2009	86,913	41,650	9,769	4,567,043	130,428	10,261,126	118,014
Units purchased	—	—	—	11,578,491	15,294	8,772,746	19,564
Units redeemed and transferred to/from	(11,540)	(2,640)	(94)	(13,110,994)	12,481	(8,535,233)	40,264

Units outstanding at December 31, 2010	75,373	39,010	9,675	3,034,540	158,203	10,498,639	177,842

104

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock S&P 500 Index Fund	BlackRock Short- Term Bond Fund	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund, Inc.	Cohen & Steers Realty Income Fund, Inc.

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	1,255,735	35,959	664,672	269,298	495,198	821,507	95,330
Units purchased	535,133	1,669	170,577	4,971,464	89,240	450,926	—
Units redeemed and transferred to/from	(730,217)	(7,688)	(116,022)	(527,555)	(79,784)	(551,479)	(15,737)

Units outstanding at December 31, 2009	1,060,651	29,940	719,227	4,713,207	504,654	720,954	79,593
Units purchased	665,910	—	—	1,238,610	16,150	707,849	—
Units redeemed and transferred to/from	(772,618)	(2,235)	(86,388)	(5,500,341)	(32,209)	(803,667)	(15,308)

Units outstanding at December 31, 2010	953,943	27,705	632,839	451,476	488,595	625,136	64,285

105

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Columbia Acorn USA	Columbia Acorn International	Columbia Marsico Growth Fund	Davis New York Venture Fund, Inc.	Delaware Smid Cap Growth Fund	Dreyfus Appreciation Fund, Inc.	Eaton Vance Floating-Rate Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Units outstanding at January 1, 2009	1,119,714	155,516	7,440,285	3,862,686	—	3,331,234	141,048
Units purchased	174,979	103,478	1,093,155	11,462,611	—	705,675	83,221
Units redeemed and transferred to/from	(200,687)	(40,909)	(7,887,055)	(2,754,700)	—	(3,881,493)	(26,206)

Units outstanding at December 31, 2009	1,094,006	218,085	646,385	12,570,597	—	155,416	198,063
Units purchased	240,807	2,364	—	9,658,591	933,181	4,847,147	172
Units redeemed and transferred to/from	(299,525)	2,652,470	(50,415)	(17,903,761)	(335,062)	(2,090,789)	18,723

Units outstanding at December 31, 2010	1,035,288	2,872,919	595,970	4,325,427	598,119	2,911,774	216,958

106

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Eaton Vance Large-Cap Value Fund	Federated Capital Appreciation Fund	Federated Kaufmann Fund	Fidelity® Advisor Equity Growth Fund	Fidelity® Advisor Mid Cap Growth Fund	Fidelity® Advisor Overseas Fund	Janus Forty Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	1,880,614	2,976,220	959,361	3,801,277	136,603	237,131	3,057,564
Units purchased	3,816,079	1,818,816	168,967	78,090	1,536	50,524	500,164
Units redeemed and transferred to/from	(244,167)	(545,891)	(125,133)	(3,713,360)	(22,992)	(82,698)	2,216,214

Units outstanding at December 31, 2009	5,452,526	4,249,145	1,003,195	166,007	115,147	204,957	5,773,942
Units purchased	—	—	—	151,676	21	62,548	62,538
Units redeemed and transferred to/from	2,784,936	(4,154,070)	(580,747)	(164,806)	(9,597)	(100,896)	(5,004,269)

Units outstanding at December 31, 2010	8,237,462	95,075	422,448	152,877	105,571	166,609	832,211

107

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Enterprise Fund	JPMorgan Multi- Cap Market Neutral Fund	JPMorgan Small Cap Growth Fund	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond-Debenture Fund, Inc.	Lord Abbett Mid- Cap Value Fund, Inc.	Ready Assets Prime Money Fund

	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	—	58,510	59,941	1,587,959	1,297,311	2,045,233	5,070,694
Units purchased	741,494	40,426	69,669	1,987,134	780,129	907,201	6,298,972
Units redeemed and transferred to/from	(51,904)	(9,598)	(11,199)	(3,388,836)	(694,964)	(1,100,488)	(8,974,434)

Units outstanding at December 31, 2009	689,590	89,338	118,411	186,257	1,382,476	1,851,946	2,395,232
Units purchased	—	—	—	16,013	1,167,032	1,472,823	2,064,458
Units redeemed and transferred to/from	(528,834)	(3,199)	(11,922)	(5,409)	(1,294,383)	(1,770,913)	(2,808,708)

Units outstanding at December 31, 2010	160,756	86,139	106,489	196,861	1,255,125	1,553,856	1,650,982

108

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MFS® Core Growth Fund	MFS® Research International Fund	MFS® Mid Cap Growth Fund	Oppenheimer Capital Appreciation Fund	Oppenheimer Global Fund	Oppenheimer Main Street Fund®	Oppenheimer Main Street Small Cap Fund®

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	406,036	432,380	312,647	81,442	292,760	249,063	94,940
Units purchased	1,732,375	839,716	229,246	22,781	283,037	554,840	27,125
Units redeemed and transferred to/from	(1,948,184)	(819,797)	(284,151)	(17,121)	(206,583)	(587,179)	(26,222)

Units outstanding at December 31, 2009	190,227	452,299	257,742	87,102	369,214	216,724	95,843
Units purchased	197,447	2,457,862	1,412,299	—	277,978	221,395	—
Units redeemed and transferred to/from	(225,590)	(1,158,943)	(530,782)	(23,198)	(437,155)	(256,009)	(18,164)

Units outstanding at December 31, 2010	162,084	1,751,218	1,139,259	63,904	210,037	182,110	77,679

109

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Oppenheimer Quest Opportunity Value Fund	PIMCO CommodityRealR eturn Strategy Fund	PIMCO Low Duration Fund	PIMCO Real Return Fund	PIMCO Total Return Fund	Pioneer Emerging Markets Fund	Pioneer Fund

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	1,643,280	1,935,839	94,421	3,564,321	25,015,613	398,461	116,795
Units purchased	194,059	369,189	192,315	1,061,429	14,011,730	1,298,923	6,333
Units redeemed and transferred to/from	(1,632,244)	(614,308)	(38,654)	(1,751,394)	(15,886,597)	(327,583)	(23,510)

Units outstanding at December 31, 2009	205,095	1,690,720	248,082	2,874,356	23,140,746	1,369,801	99,618
Units purchased	136,607	—	11,599	—	14,804,732	—	4,873,853
Units redeemed and transferred to/from	(236,620)	(192,161)	2,212,407	494,048	(18,716,351)	(880,074)	(4,763,758)

Units outstanding at December 31, 2010	105,082	1,498,559	2,472,088	3,368,404	19,229,127	489,727	209,713

110

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Pioneer High Yield Fund	Pioneer Real Estate Shares Fund	Pioneer Growth Opportunities Fund	The Putnam Fund for Growth and Income	Putnam International Equity Fund	Putnam Voyager Fund	Seligman Capital Fund, Inc.

	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2009	144,043	757,869	—	29,015	232,578	51,097	6,282
Units purchased	1,072,235	452,976	27,709	91,332	140,428	5,766,040	26,654
Units redeemed and transferred to/from	(318,552)	(316,817)	(2,395)	(58,253)	(167,019)	(5,462,804)	(1,537)

Units outstanding at December 31, 2009	897,726	894,028	25,314	62,094	205,987	354,333	31,399
Units purchased	144,472	—	—	3,136,413	323,964	3,860,626	2,295
Units redeemed and transferred to/from	(827,553)	(770,238)	(3,129)	(3,165,113)	(334,180)	(2,946,272)	(259)

Units outstanding at December 31, 2010	214,645	123,790	22,185	33,394	195,771	1,268,687	33,435

111

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, Except as Noted, Continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Columbia Select Smaller-Cap Value Fund	Templeton Foreign Fund	Templeton Growth Fund, Inc.	Transamerica WMC Diversified Growth	Transamerica Growth Opportunities	Transamerica Small/Mid Cap Value	Transamerica Flexible Income RTL

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2009	153,424	1,642,891	808,628	—	—	43,723	—
Units purchased	120,525	942,584	220,704	—	2,077	88,986	250,438
Units redeemed and transferred to/from	(139,263)	(998,062)	(291,854)	—	(546)	(12,822)	(8)

Units outstanding at December 31, 2009	134,686	1,587,413	737,478	—	1,531	119,887	250,430
Units purchased	556,971	3,402,658	372,745	—	3,134	2,778	—
Units redeemed and transferred to/from	(264,914)	4,766,455	(417,043)	9,135,042	2,561,908	847,397	(22,113)

Units outstanding at December 31, 2010	426,743	9,756,526	693,180	9,135,042	2,566,573	970,062	228,317

112

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Invesco Basic Value Fund
	12/31/2010		31,536	$9.67	to	$9.37	$300,238	—%	1.25%	to	1.75%	5.58%	to	5.06%
	12/31/2009		42,485	9.15	to	8.92	383,058	2.15	1.25	to	1.75	49.67	to	48.93
	12/31/2008		24,375	6.12	to	5.99	147,443	0.17	1.25	to	1.75	(52.47)	to	(52.71)
	12/31/2007		31,775	12.86	to	12.70	405,376	0.05	1.25	to	1.65	(0.25)	to	(0.65)
	12/31/2006		34,096	12.77	to	12.89	433,771	0.08	1.25	to	1.65	11.27	to	11.71

Invesco Mid Cap Core Equity Fund
	12/31/2010		294,288	13.95	to	13.52	4,036,558	0.07	1.25	to	1.75	11.13	to	10.59
	12/31/2009		1,268,545	12.55	to	12.23	15,716,671	0.14	1.25	to	1.75	28.55	to	27.91
	12/31/2008		205,861	9.76	to	9.56	1,987,232	1.00	1.25	to	1.75	(28.40)	to	(28.75)
	12/31/2007		144,054	13.63	to	13.45	1,947,844	1.52	1.25	to	1.65	8.48	to	8.04
	12/31/2006		74,448	12.45	to	12.56	928,001	0.82	1.25	to	1.65	9.24	to	9.67

Invesco Constellation Fund
	12/31/2010		53,875	12.99	to	12.99	699,685	—	1.30	to	1.30	13.65	to	13.65
	12/31/2009		74,684	11.43	to	11.43	853,447	0.34	1.30	to	1.30	18.98	to	18.98
	12/31/2008		75,971	9.60	to	9.60	729,653	—	1.30	to	1.30	(43.42)	to	(43.42)
	12/31/2007		88,084	16.97	to	16.97	1,494,869	—	1.30	to	1.30	10.53	to	10.53
	12/31/2006		113,321	15.35	to	15.35	1,735,374	—	1.30	to	1.30	4.46	to	4.46

Invesco Charter Fund
	12/31/2010		1,393,067	11.46	to	11.46	15,964,236	0.12	1.30	to	1.30	6.71	to	6.71
	12/31/2009		1,303,692	10.74	to	10.74	13,999,976	0.16	1.30	to	1.30	28.50	to	28.50
	12/31/2008		8,749,968	8.36	to	8.36	73,125,628	3.34	1.30	to	1.30	(29.41)	to	(29.41)
	12/31/2007		39,855	11.84	to	11.84	471,711	1.37	1.30	to	1.30	6.97	to	6.97
	12/31/2006	(1)	39,727	11.06	to	11.06	439,440	0.98	1.30	to	1.30	14.74	to	14.74

AllianceBernstein Growth and Income Fund, Inc.
	12/31/2010		125,148	14.89	to	14.89	1,863,507	0.77	1.30	to	1.30	11.68	to	11.68
	12/31/2009		220,697	13.33	to	13.33	2,942,552	0.29	1.30	to	1.30	19.37	to	19.37
	12/31/2008		162,592	11.17	to	11.17	1,816,086	1.36	1.30	to	1.30	(41.55)	to	(41.55)
	12/31/2007		172,963	19.10	to	19.10	3,304,164	0.52	1.30	to	1.30	4.11	to	4.11
	12/31/2006		1,085,735	18.34	to	18.34	19,917,440	0.27	1.30	to	1.30	15.39	to	15.39

AllianceBernstein International Value Fund
	12/31/2010		469,867	6.48	to	6.35	3,010,378	3.13	1.25	to	1.75	2.11	to	1.61
	12/31/2009		527,608	6.34	to	6.25	3,319,287	1.45	1.25	to	1.75	32.56	to	31.90
	12/31/2008		532,203	4.79	to	4.74	2,533,174	—	1.25	to	1.75	(54.14)	to	(54.38)
	12/31/2007	(1)	300,351	10.43	to	10.40	3,124,352	3.87	1.25	to	1.65	(1.10)	to	(1.36)

113

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Large Cap Growth Fund, Inc.
	12/31/2010		160,787	$16.21	to	$16.21	$2,606,755	—%	1.30%	to	1.30%	8.01%	to	8.01%
	12/31/2009		6,439,680	15.01	to	15.01	96,664,900	—	1.30	to	1.30	39.33	to	39.33
	12/31/2008		148,423	10.77	to	10.77	1,599,080	—	1.30	to	1.30	(32.57)	to	(32.57)
	12/31/2007		864,771	15.97	to	15.97	13,811,981	—	1.30	to	1.30	12.26	to	12.26
	12/31/2006		191,566	14.22	to	14.22	2,724,110	—	1.30	to	1.30	(2.22)	to	(2.22)

AllianceBernstein Small/Mid Cap Value Fund
	12/31/2010		200,744	15.19	to	14.73	3,000,444	0.10	1.25	to	1.75	24.95	to	24.34
	12/31/2009		173,471	12.16	to	11.84	2,081,637	0.21	1.25	to	1.75	40.05	to	39.35
	12/31/2008		787,421	8.68	to	8.50	6,765,917	0.65	1.25	to	1.75	(35.41)	to	(35.73)
	12/31/2007		678,143	13.43	to	13.26	9,037,419	0.10	1.25	to	1.65	0.99	to	0.58
	12/31/2006		1,777,261	13.18	to	13.30	23,503,229	1.04	1.25	to	1.65	11.73	to	12.18

AllianceBernstein Value Fund
	12/31/2010		87,500	9.50	to	9.21	822,022	1.05	1.25	to	1.75	10.02	to	9.48
	12/31/2009		80,647	8.64	to	8.41	689,207	1.87	1.25	to	1.75	17.59	to	17.00
	12/31/2008		63,070	7.34	to	7.19	458,700	2.35	1.25	to	1.75	(42.64)	to	(42.93)
	12/31/2007		62,609	12.80	to	12.63	794,586	1.86	1.25	to	1.65	(5.70)	to	(6.08)
	12/31/2006		46,250	13.44	to	13.56	624,721	2.44	1.25	to	1.65	19.19	to	19.66

Managers Cadence Capital Appreciation Fund
	12/31/2010		7,438	9.12	to	8.90	66,965	0.42	1.25	to	1.75	14.20	to	13.64
	12/31/2009		8,084	7.99	to	7.83	63,886	0.24	1.25	to	1.75	20.92	to	20.32
	12/31/2008		7,277	6.60	to	6.51	47,686	—	1.25	to	1.75	(43.52)	to	(43.80)
	12/31/2007	(1)	870	11.69	to	11.60	10,168	0.66	1.25	to	1.65	15.59	to	15.13

Allianz NFJ Dividend Value Fund
	12/31/2010		500,990	8.06	to	7.91	3,995,095	3.31	1.25	to	1.75	11.68	to	11.13
	12/31/2009		578,959	7.22	to	7.11	4,144,207	4.06	1.25	to	1.75	11.51	to	10.95
	12/31/2008		352,909	6.47	to	6.41	2,271,616	3.07	1.25	to	1.75	(37.08)	to	(37.39)
	12/31/2007	(1)	164,361	10.28	to	10.24	1,684,813	3.29	1.25	to	1.65	(2.28)	to	(2.54)

Allianz NFJ Small-Cap Value Fund
	12/31/2010		914,085	16.38	to	15.88	19,262,610	1.58	1.25	to	1.75	23.35	to	22.75
	12/31/2009		1,041,908	13.28	to	12.94	17,854,020	1.90	1.25	to	1.75	22.40	to	21.80
	12/31/2008		1,337,821	10.85	to	10.62	19,660,461	1.39	1.25	to	1.75	(27.42)	to	(27.78)
	12/31/2007		1,256,373	14.94	to	14.75	25,245,515	1.58	1.25	to	1.65	4.73	to	4.31
	12/31/2006		2,015,746	14.13	to	21.53	41,281,000	1.96	1.25	to	1.65	16.56	to	17.03

114

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Allianz OCC Renaissance Fund
	12/31/2010	213,301	$11.53	to	$11.18	$4,618,696	4.91%	1.25%	to	1.75%	19.00%	to	18.42%
	12/31/2009	244,433	9.69	to	9.44	4,439,166	1.59	1.25	to	1.75	31.91	to	31.25
	12/31/2008	286,263	7.35	to	7.19	3,943,244	1.16	1.25	to	1.75	(40.81)	to	(41.11)
	12/31/2007	314,058	12.41	to	12.25	7,219,674	0.18	1.25	to	1.65	4.17	to	3.75
	12/31/2006	397,778	11.80	to	22.60	8,804,701	—	1.25	to	1.65	10.11	to	10.55

American Century Equity Income Fund
	12/31/2010	327,957	12.33	to	11.95	5,401,826	2.86	1.25	to	1.75	11.61	to	11.06
	12/31/2009	341,028	11.04	to	10.76	5,017,894	2.76	1.25	to	1.75	10.56	to	10.01
	12/31/2008	585,765	9.99	to	9.78	7,847,091	2.88	1.25	to	1.75	(21.29)	to	(21.68)
	12/31/2007	823,183	12.68	to	12.52	14,045,507	1.93	1.25	to	1.65	0.11	to	(0.29)
	12/31/2006	2,811,676	12.55	to	17.16	47,845,002	2.52	1.25	to	1.65	17.29	to	17.76

American Century Ultra Fund®
	12/31/2010	5,459	11.08	to	10.74	59,692	—	1.25	to	1.75	14.86	to	14.30
	12/31/2009	8,476	9.64	to	9.39	80,570	0.26	1.25	to	1.75	33.37	to	32.71
	12/31/2008	8,554	7.23	to	7.08	61,135	0.21	1.25	to	1.75	(42.67)	to	(42.96)
	12/31/2007	9,079	12.61	to	12.45	113,494	—	1.25	to	1.65	19.95	to	19.47
	12/31/2006	19,455	10.41	to	10.51	207,427	—	1.25	to	1.65	(5.12)	to	(4.74)

American Funds Bond Fund of America®
	12/31/2010	4,222,699	11.42	to	11.07	53,233,392	3.89	1.25	to	1.75	5.96	to	5.44
	12/31/2009	8,504,319	10.78	to	10.50	96,958,825	7.17	1.25	to	1.75	13.51	to	12.94
	12/31/2008	9,569,903	9.50	to	9.30	98,385,049	6.08	1.25	to	1.75	(13.41)	to	(13.84)
	12/31/2007	9,228,500	10.96	to	10.82	108,102,731	12.95	1.25	to	1.65	2.05	to	1.64
	12/31/2006	7,548,612	10.64	to	12.94	88,243,844	6.29	1.25	to	1.65	4.13	to	4.55

American Funds EuroPacific Growth Fund®
	12/31/2010	1,659,998	16.68	to	16.17	27,264,855	1.55	1.25	to	1.75	8.03	to	7.50
	12/31/2009	7,776,831	15.44	to	15.04	118,530,713	2.19	1.25	to	1.75	37.38	to	36.69
	12/31/2008	6,064,550	11.24	to	11.00	67,447,841	1.88	1.25	to	1.75	(41.32)	to	(41.61)
	12/31/2007	5,065,023	19.14	to	18.89	96,202,473	2.33	1.25	to	1.65	17.39	to	16.92
	12/31/2006	3,232,366	16.15	to	16.30	52,390,531	—	1.25	to	1.65	19.79	to	20.27

American Funds Growth Fund of America®
	12/31/2010	8,874,678	13.13	to	12.73	141,995,592	0.84	1.25	to	1.75	10.91	to	10.36
	12/31/2009	10,432,929	11.84	to	11.53	150,482,603	0.85	1.25	to	1.75	32.91	to	32.25
	12/31/2008	14,650,637	8.91	to	8.72	153,162,512	0.80	1.25	to	1.75	(39.86)	to	(40.16)
	12/31/2007	12,966,067	14.80	to	14.61	234,685,860	1.60	1.25	to	1.65	9.52	to	9.08
	12/31/2006	15,846,398	13.39	to	18.93	265,482,796	1.15	1.25	to	1.65	9.09	to	9.53

115

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds Income Fund of America®
	12/31/2010		3,670,730	$12.70	to	$12.31	$57,637,653	4.68%	1.25%	to	1.75%	10.56%	to	10.02%
	12/31/2009		4,331,417	11.49	to	11.19	61,396,556	5.05	1.25	to	1.75	22.85	to	22.24
	12/31/2008		4,846,810	9.35	to	9.15	56,172,038	4.87	1.25	to	1.75	(29.88)	to	(30.23)
	12/31/2007		5,596,640	13.33	to	13.16	93,488,679	4.26	1.25	to	1.65	2.40	to	1.99
	12/31/2006		6,015,193	12.89	to	18.04	102,739,953	4.61	1.25	to	1.65	18.26	to	18.78

American Funds Investment Company of America®
	12/31/2010		5,455,644	12.00	to	11.63	80,436,304	2.13	1.25	to	1.75	9.42	to	8.88
	12/31/2009		6,249,303	10.96	to	10.68	84,215,179	2.56	1.25	to	1.75	25.63	to	25.01
	12/31/2008		6,831,236	8.73	to	8.54	73,770,208	2.40	1.25	to	1.75	(35.62)	to	(35.94)
	12/31/2007		8,093,176	13.55	to	13.37	138,603,402	1.83	1.25	to	1.65	4.50	to	4.08
	12/31/2006		7,382,050	12.84	to	17.46	123,367,023	2.21	1.25	to	1.65	14.01	to	14.46

BlackRock Basic Value Fund, Inc.
	12/31/2010		2,423,835	11.96	to	11.59	39,383,468	1.35	1.25	to	1.75	11.27	to	10.72
	12/31/2009		5,169,907	10.75	to	10.47	58,749,154	3.71	1.25	to	1.75	28.83	to	28.19
	12/31/2008		3,045,806	8.34	to	8.17	30,468,594	2.41	1.25	to	1.75	(37.45)	to	(37.76)
	12/31/2007		2,607,637	13.33	to	13.16	40,425,632	1.82	1.25	to	1.65	(0.34)	to	(0.74)
	12/31/2006		1,246,325	13.25	to	19.33	23,123,372	1.44	1.25	to	1.65	20.31	to	20.79

BlackRock Total Return Fund
	12/31/2010		812,603	11.60	to	11.25	9,697,342	4.11	1.25	to	1.75	8.37	to	7.84
	12/31/2009		912,878	10.71	to	10.43	10,096,209	5.30	1.25	to	1.75	14.47	to	13.90
	12/31/2008		832,586	9.35	to	9.16	8,078,125	5.01	1.25	to	1.75	(12.69)	to	(13.12)
	12/31/2007	(1)	3,881,872	10.71	to	10.57	44,223,039	4.48	1.25	to	1.65	3.41	to	2.99

BlackRock High Income Fund
	12/31/2010		994,843	11.93	to	11.70	11,748,010	3.87	1.25	to	1.75	17.33	to	16.76
	12/31/2009		66,578	10.16	to	10.02	671,117	8.60	1.25	to	1.75	55.25	to	54.47
	12/31/2008		17,725	6.55	to	6.49	115,541	9.66	1.25	to	1.75	(33.15)	to	(33.49)
	12/31/2007	(1)	2,687	9.79	to	9.76	26,303	7.47	1.25	to	1.65	(3.66)	to	(3.92)

BlackRock Capital Appreciation
	12/31/2010		8,805,165	13.48	to	13.06	125,232,972	—	1.25	to	1.75	17.83	to	17.25
	12/31/2009		5,504,555	11.44	to	11.14	64,177,057	0.61	1.25	to	1.75	34.85	to	34.18
	12/31/2008		5,454,090	8.48	to	8.30	48,617,992	—	1.25	to	1.75	(39.98)	to	(40.28)
	12/31/2007		3,602,979	14.12	to	13.94	52,797,928	—	1.25	to	1.65	18.40	to	17.93
	12/31/2006		974,675	11.82	to	14.53	13,816,489	—	1.25	to	1.65	1.99	to	2.40

116

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Global SmallCap Fund, Inc.
	12/31/2010		75,373	$16.18	to	$15.68	$1,204,427	0.54%	1.25%	to	1.75%	16.85%	to	16.28%
	12/31/2009		86,913	13.85	to	13.49	1,190,406	—	1.25	to	1.75	33.04	to	32.38
	12/31/2008		93,244	10.41	to	10.19	961,710	0.05	1.25	to	1.75	(38.56)	to	(38.86)
	12/31/2007		126,850	16.93	to	16.71	2,133,669	0.61	1.25	to	1.65	14.88	to	14.41
	12/31/2006		222,612	14.60	to	14.73	3,266,855	—	1.25	to	1.65	16.19	to	16.66

BlackRock International Index Fund
	12/31/2010		39,010	13.11	to	12.71	502,737	2.79	1.25	to	1.75	5.70	to	5.18
	12/31/2009		41,650	12.40	to	12.08	509,053	2.46	1.25	to	1.75	26.41	to	25.78
	12/31/2008		44,845	9.81	to	9.61	434,732	1.93	1.25	to	1.75	(43.16)	to	(43.44)
	12/31/2007		62,702	17.25	to	17.03	1,072,623	1.57	1.25	to	1.65	8.62	to	8.19
	12/31/2006		143,784	15.73	to	15.87	2,273,312	3.72	1.25	to	1.65	23.65	to	24.15

BlackRock Small Cap Index Fund
	12/31/2010		9,675	13.17	to	12.77	126,196	0.55	1.25	to	1.75	24.79	to	24.18
	12/31/2009		9,769	10.55	to	10.28	102,260	0.39	1.25	to	1.75	24.79	to	24.17
	12/31/2008		18,454	8.46	to	8.28	155,126	0.87	1.25	to	1.75	(35.04)	to	(35.37)
	12/31/2007		20,933	13.01	to	12.84	271,238	—	1.25	to	1.65	(3.39)	to	(3.78)
	12/31/2006		22,918	13.34	to	13.46	305,572	—	1.25	to	1.65	15.18	to	15.64

BlackRock Government Income Portfolio
	12/31/2010		3,034,540	11.83	to	11.56	35,785,759	3.53	1.25	to	1.75	7.51	to	6.98
	12/31/2009		4,567,043	11.00	to	10.81	50,135,211	4.40	1.25	to	1.75	(1.26)	to	(1.75)
	12/31/2008		1,070,815	11.14	to	11.00	11,905,091	4.16	1.25	to	1.75	4.31	to	3.79
	12/31/2007		732,123	10.68	to	10.61	7,806,698	4.63	1.25	to	1.65	2.73	to	2.32
	12/31/2006	(1)	5,964,000	10.37	to	10.39	61,935,662	4.52	1.25	to	1.65	1.40	to	1.80

BlackRock International Value Fund
	12/31/2010		158,203	8.11	to	7.96	1,268,643	—	1.25	to	1.75	4.42	to	3.91
	12/31/2009		130,428	7.77	to	7.66	1,004,622	2.94	1.25	to	1.75	26.82	to	26.19
	12/31/2008		101,481	6.12	to	6.07	618,214	1.68	1.25	to	1.75	(43.66)	to	(43.94)
	12/31/2007	(1)	53,666	10.86	to	10.83	581,882	3.16	1.25	to	1.65	3.23	to	2.96

BlackRock Global Allocation Fund, Inc.
	12/31/2010		10,498,639	16.05	to	15.56	196,376,113	1.19	1.25	to	1.75	8.50	to	7.96
	12/31/2009		10,261,126	14.79	to	14.41	179,992,638	2.24	1.25	to	1.75	20.13	to	19.54
	12/31/2008		7,579,942	12.31	to	12.05	112,206,187	4.30	1.25	to	1.75	(21.59)	to	(21.99)
	12/31/2007		7,146,732	15.70	to	15.49	143,353,538	3.18	1.25	to	1.65	15.19	to	14.73
	12/31/2006		4,868,518	13.50	to	20.76	87,632,418	1.93	1.25	to	1.65	14.00	to	14.45

117

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Global Growth Fund, Inc.
	12/31/2010		177,842	$8.96	to	$8.83	$1,578,984	0.82%	1.25%	to	1.75%	9.74%	to	9.20%
	12/31/2009		118,014	8.16	to	8.09	957,196	2.78	1.25	to	1.75	34.49	to	33.82
	12/31/2008	(1)	17,818	6.07	to	6.04	107,828	2.00	1.25	to	1.75	(42.05)	to	(42.24)

BlackRock S&P 500 Index Fund
	12/31/2010		953,943	11.49	to	11.14	12,938,728	1.48	1.25	to	1.75	13.01	to	12.45
	12/31/2009		1,060,651	10.17	to	9.90	12,761,537	1.67	1.25	to	1.75	24.24	to	23.63
	12/31/2008		1,255,735	8.18	to	8.01	12,446,125	0.67	1.25	to	1.75	(38.12)	to	(38.43)
	12/31/2007		1,276,769	13.22	to	13.05	20,514,281	1.70	1.25	to	1.65	3.60	to	3.19
	12/31/2006		2,115,029	12.64	to	16.96	34,014,150	1.14	1.25	to	1.65	13.24	to	13.70

BlackRock Short-Term Bond Fund
	12/31/2010		27,705	11.12	to	10.78	303,763	2.94	1.25	to	1.75	3.81	to	3.30
	12/31/2009		29,940	10.71	to	10.43	316,882	3.53	1.25	to	1.75	11.40	to	10.84
	12/31/2008		35,959	9.62	to	9.41	333,002	3.63	1.25	to	1.75	(8.33)	to	(8.79)
	12/31/2007		47,193	10.48	to	10.35	486,861	3.91	1.25	to	1.65	1.86	to	1.45
	12/31/2006		204,000	10.20	to	10.29	2,087,343	3.63	1.25	to	1.65	2.27	to	2.67

BlackRock Large Cap Core Fund
	12/31/2010		632,839	11.59	to	11.24	7,217,037	0.52	1.25	to	1.75	9.65	to	9.11
	12/31/2009		719,227	10.57	to	10.30	7,499,229	1.20	1.25	to	1.75	18.97	to	18.37
	12/31/2008		664,672	8.89	to	8.70	5,841,540	—	1.25	to	1.75	(38.28)	to	(38.59)
	12/31/2007		676,299	14.39	to	14.21	9,657,610	—	1.25	to	1.65	3.50	to	3.08
	12/31/2006		421,170	13.77	to	13.90	5,825,289	—	1.25	to	1.65	10.90	to	11.34

BlackRock Large Cap Growth Fund
	12/31/2010		451,476	12.27	to	11.89	5,455,934	—	1.25	to	1.75	10.59	to	10.05
	12/31/2009		4,713,207	11.10	to	10.81	51,626,825	0.28	1.25	to	1.75	29.32	to	28.68
	12/31/2008		269,298	8.58	to	8.40	2,286,968	—	1.25	to	1.75	(37.75)	to	(38.07)
	12/31/2007		231,015	13.78	to	13.60	3,158,610	—	1.25	to	1.65	6.65	to	6.22
	12/31/2006		137,963	12.80	to	12.91	1,767,751	—	1.25	to	1.65	4.69	to	5.11

BlackRock Large Cap Value Fund
	12/31/2010		488,595	11.58	to	11.23	5,566,892	0.78	1.25	to	1.75	9.03	to	8.49
	12/31/2009		504,654	10.62	to	10.35	5,290,369	0.97	1.25	to	1.75	12.72	to	12.16
	12/31/2008		495,198	9.43	to	9.23	4,620,336	0.55	1.25	to	1.75	(36.53)	to	(36.85)
	12/31/2007		540,088	14.84	to	14.65	7,954,455	0.05	1.25	to	1.65	3.42	to	3.01
	12/31/2006		382,489	14.22	to	14.34	5,458,163	0.03	1.25	to	1.65	13.84	to	14.30

118

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Value Opportunities Fund, Inc.
	12/31/2010		625,136	$11.95	to	$11.58	$11,151,132	0.01%	1.25%	to	1.75%	26.63%	to	26.01%
	12/31/2009		720,954	9.43	to	9.19	10,316,460	0.13	1.25	to	1.75	26.05	to	25.42
	12/31/2008		821,507	7.48	to	7.33	9,423,484	—	1.25	to	1.75	(42.00)	to	(42.29)
	12/31/2007		851,692	12.90	to	12.73	16,947,881	—	1.25	to	1.65	(2.63)	to	(3.02)
	12/31/2006		1,299,634	13.12	to	21.11	26,991,356	—	1.25	to	1.65	10.23	to	10.67

Cohen & Steers Realty Income Fund, Inc.
	12/31/2010		64,285	12.78	to	12.39	809,278	2.15	1.25	to	1.75	25.07	to	24.46
	12/31/2009		79,593	10.22	to	9.95	802,938	3.70	1.25	to	1.75	35.72	to	35.05
	12/31/2008		95,330	7.53	to	7.37	710,534	3.10	1.25	to	1.75	(36.90)	to	(37.22)
	12/31/2007		930,955	11.93	to	11.77	11,015,857	4.15	1.25	to	1.65	(21.40)	to	(21.71)
	12/31/2006		956,083	15.03	to	15.17	14,420,288	4.56	1.25	to	1.65	27.73	to	28.24

Columbia Acorn USA
	12/31/2010		1,035,288	13.92	to	13.49	14,185,164	—	1.25	to	1.75	21.27	to	20.67
	12/31/2009		1,094,006	11.48	to	11.18	12,394,552	—	1.25	to	1.75	39.32	to	38.63
	12/31/2008		1,119,714	8.24	to	8.06	9,126,948	—	1.25	to	1.75	(40.16)	to	(40.46)
	12/31/2007		458,523	13.76	to	13.58	6,255,497	—	1.25	to	1.65	1.84	to	1.43
	12/31/2006		1,866,188	13.38	to	13.50	25,057,328	—	1.25	to	1.65	6.13	to	6.56

Columbia Acorn International
	12/31/2010		2,872,919	10.80	to	10.59	30,725,468	0.94	1.25	to	1.75	20.73	to	20.13
	12/31/2009		218,085	8.94	to	8.82	1,934,466	1.46	1.25	to	1.75	48.53	to	47.79
	12/31/2008		155,516	6.02	to	5.97	931,524	0.17	1.25	to	1.75	(46.79)	to	(47.05)
	12/31/2007	(1)	65,678	11.31	to	11.27	741,021	0.44	1.25	to	1.65	6.02	to	5.74

Columbia Marsico Growth Fund
	12/31/2010		595,970	10.01	to	9.77	5,892,032	—	1.25	to	1.75	17.96	to	17.38
	12/31/2009		646,385	8.49	to	8.33	5,430,795	0.61	1.25	to	1.75	27.47	to	26.84
	12/31/2008		7,440,285	6.66	to	6.56	49,200,138	0.04	1.25	to	1.75	(42.78)	to	(43.07)
	12/31/2007		5,512,490	11.63	to	11.55	63,833,291	0.08	1.25	to	1.65	12.50	to	12.05
	12/31/2006	(1)	141,000	10.30	to	10.33	1,446,893	—	1.25	to	1.65	2.01	to	2.28

Davis New York Venture Fund, Inc.
	12/31/2010		4,325,427	11.96	to	11.59	63,487,221	1.06	1.25	to	1.75	10.73	to	10.19
	12/31/2009		12,570,597	10.80	to	10.52	164,937,582	0.92	1.25	to	1.75	30.42	to	29.77
	12/31/2008		3,862,686	8.28	to	8.11	38,669,266	0.99	1.25	to	1.75	(40.81)	to	(41.10)
	12/31/2007		4,247,620	13.98	to	13.80	73,984,993	1.05	1.25	to	1.65	3.61	to	3.19
	12/31/2006		8,364,438	13.37	to	19.18	144,642,720	1.05	1.25	to	1.65	13.19	to	13.64

119

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Delaware Smid Cap Growth Fund
	12/31/2010	(1)	598,119	$11.32	to	$11.31	$6,771,295	1.37%	1.25%	to	1.75%	13.23%	to	13.11%

Dreyfus Appreciation Fund, Inc.
	12/31/2010		2,911,774	12.07	to	11.70	34,596,986	3.88	1.25	to	1.75	13.84	to	13.28
	12/31/2009		155,416	10.60	to	10.33	1,624,143	0.36	1.25	to	1.75	19.51	to	18.91
	12/31/2008		3,331,234	8.87	to	8.69	29,253,633	1.99	1.25	to	1.75	(33.25)	to	(33.58)
	12/31/2007		2,397,705	13.29	to	13.11	31,605,203	1.84	1.25	to	1.65	5.16	to	4.74
	12/31/2006		1,857,396	12.51	to	12.63	23,330,319	3.22	1.25	to	1.65	14.31	to	14.76

Eaton Vance Floating-Rate Fund
	12/31/2010		216,958	11.73	to	11.37	2,505,853	4.10	1.25	to	1.75	7.92	to	7.39
	12/31/2009		198,063	10.87	to	10.58	2,122,890	5.14	1.25	to	1.75	44.38	to	43.66
	12/31/2008		141,048	7.53	to	7.37	1,050,608	5.80	1.25	to	1.75	(31.37)	to	(31.71)
	12/31/2007		183,139	10.96	to	10.82	1,989,554	6.65	1.25	to	1.65	0.40	to	—
	12/31/2006		2,050,342	10.81	to	10.91	22,249,161	6.38	1.25	to	1.65	4.50	to	4.92

Eaton Vance Large-Cap Value Fund
	12/31/2010		8,237,462	8.79	to	8.63	71,735,011	1.00	1.25	to	1.75	8.69	to	8.16
	12/31/2009		5,452,526	8.09	to	7.97	43,796,169	1.30	1.25	to	1.75	15.56	to	14.98
	12/31/2008		1,880,614	7.00	to	6.94	13,103,443	1.46	1.25	to	1.75	(35.32)	to	(35.65)
	12/31/2007	(1)	1,713,689	10.82	to	10.78	18,499,488	1.43	1.25	to	1.65	2.15	to	1.88

Federated Capital Appreciation Fund
	12/31/2010		95,075	12.05	to	11.68	1,129,337	0.06	1.25	to	1.75	11.13	to	10.59
	12/31/2009		4,249,145	10.85	to	10.57	45,499,672	0.84	1.25	to	1.75	12.73	to	12.17
	12/31/2008		2,976,220	9.62	to	9.42	28,343,255	0.87	1.25	to	1.75	(29.87)	to	(30.22)
	12/31/2007		2,232,161	13.71	to	13.54	30,372,806	—	1.25	to	1.65	9.17	to	8.73
	12/31/2006		15,638	12.44	to	12.56	200,718	1.18	1.25	to	1.65	14.05	to	14.51

Federated Kaufmann Fund
	12/31/2010		422,448	14.51	to	14.06	6,036,138	0.70	1.25	to	1.75	17.07	to	16.50
	12/31/2009		1,003,195	12.39	to	12.07	12,272,930	0.21	1.25	to	1.75	28.07	to	27.43
	12/31/2008		959,361	9.68	to	9.47	9,187,585	—	1.25	to	1.75	(42.97)	to	(43.25)
	12/31/2007		1,131,676	16.96	to	16.74	19,038,696	—	1.25	to	1.65	19.83	to	19.35
	12/31/2006		250,328	14.02	to	14.14	3,525,815	—	1.25	to	1.65	12.65	to	13.10

120

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® Advisor Equity Growth Fund
	12/31/2010		152,877	$11.91	to	$11.55	$2,293,769	—%	1.25%	to	1.75%	22.04%	to	21.44%
	12/31/2009		166,007	9.76	to	9.51	2,041,584	—	1.25	to	1.75	26.32	to	25.69
	12/31/2008		3,801,277	7.73	to	7.56	37,300,363	0.15	1.25	to	1.75	(47.64)	to	(47.90)
	12/31/2007		6,571,028	14.75	to	14.56	123,162,829	—	1.25	to	1.65	24.67	to	24.17
	12/31/2006		104,337	11.72	to	15.04	1,522,425	—	1.25	to	1.65	4.75	to	5.17

Fidelity® Advisor Mid Cap Growth Fund
	12/31/2010		105,571	19.01	to	19.01	2,006,446	—	1.30	to	1.30	22.36	to	22.36
	12/31/2009		115,147	15.53	to	15.53	1,788,539	0.37	1.30	to	1.30	44.89	to	44.89
	12/31/2008		136,603	10.72	to	10.72	1,464,465	—	1.30	to	1.30	(52.96)	to	(52.96)
	12/31/2007		157,360	22.78	to	22.78	3,585,244	—	1.30	to	1.30	8.22	to	8.22
	12/31/2006		191,263	21.05	to	21.05	4,034,138	—	1.30	to	1.30	11.77	to	11.77

Fidelity® Advisor Overseas Fund
	12/31/2010		166,609	19.68	to	19.68	3,279,257	1.15	1.30	to	1.30	11.65	to	11.65
	12/31/2009		204,957	17.63	to	17.63	3,613,217	1.55	1.30	to	1.30	24.68	to	24.68
	12/31/2008		237,131	14.14	to	14.14	3,352,853	1.73	1.30	to	1.30	(43.79)	to	(43.79)
	12/31/2007		235,192	25.15	to	25.15	5,914,736	1.42	1.30	to	1.30	15.47	to	15.47
	12/31/2006		226,709	21.77	to	21.77	4,941,490	0.81	1.30	to	1.30	17.38	to	17.38

Janus Forty Fund
	12/31/2010		832,211	10.98	to	10.78	9,048,539	—	1.25	to	1.75	4.46	to	3.95
	12/31/2009		5,773,942	10.51	to	10.37	60,281,977	—	1.25	to	1.75	42.04	to	41.33
	12/31/2008		3,057,564	7.40	to	7.33	22,530,638	—	1.25	to	1.75	(44.61)	to	(44.89)
	12/31/2007	(1)	5,392,890	13.36	to	13.31	71,891,033	0.39	1.25	to	1.65	26.49	to	26.15

Janus Enterprise Fund
	12/31/2010		160,756	15.79	to	15.67	2,527,044	—	1.25	to	1.75	23.98	to	23.37
	12/31/2009	(1)	689,590	12.73	to	12.70	8,769,566	—	1.25	to	1.75	41.01	to	40.30

JPMorgan Multi-Cap Market Neutral Fund
	12/31/2010		86,139	9.25	to	9.03	786,922	—	1.25	to	1.75	(5.76)	to	(6.22)
	12/31/2009		89,338	9.82	to	9.63	868,114	—	1.25	to	1.75	(1.54)	to	(2.03)
	12/31/2008		58,510	9.97	to	9.83	579,011	0.69	1.25	to	1.75	(1.62)	to	(2.11)
	12/31/2007		63,377	10.13	to	10.06	638,707	0.23	1.25	to	1.65	(4.03)	to	(4.41)
	12/31/2006	(1)	1,439,000	10.52	to	10.55	15,152,181	6.61	1.25	to	1.65	1.75	to	1.96

121

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
JPMorgan Small Cap Growth Fund
	12/31/2010		106,489	$11.12	to	$10.91	$1,171,522	—%	1.25%	to	1.75%	32.12%	to	31.48%
	12/31/2009		118,411	8.42	to	8.30	988,056	—	1.25	to	1.75	36.98	to	36.30
	12/31/2008		59,941	6.14	to	6.09	366,454	—	1.25	to	1.75	(44.00)	to	(44.28)
	12/31/2007	(1)	36,393	10.97	to	10.93	398,136	—	1.25	to	1.65	7.54	to	7.25

Lord Abbett Affiliated Fund, Inc.
	12/31/2010		196,861	11.08	to	10.74	2,147,237	0.88	1.25	to	1.75	12.89	to	12.33
	12/31/2009		186,257	9.81	to	9.56	1,804,545	0.39	1.25	to	1.75	17.91	to	17.32
	12/31/2008		1,587,959	8.32	to	8.15	13,077,183	1.76	1.25	to	1.75	(37.95)	to	(38.26)
	12/31/2007		1,503,152	13.41	to	13.23	19,991,034	1.30	1.25	to	1.65	2.32	to	1.91
	12/31/2006		1,206,910	12.98	to	13.10	15,712,892	1.84	1.25	to	1.65	15.63	to	16.09

Lord Abbett Bond-Debenture Fund, Inc.
	12/31/2010		1,255,125	13.84	to	13.41	20,590,041	6.06	1.25	to	1.75	11.56	to	11.01
	12/31/2009		1,382,476	12.40	to	12.08	20,482,440	7.74	1.25	to	1.75	33.82	to	33.16
	12/31/2008		1,297,311	9.27	to	9.07	14,555,134	7.23	1.25	to	1.75	(21.30)	to	(21.69)
	12/31/2007		1,509,032	11.77	to	11.62	21,719,462	7.71	1.25	to	1.65	3.97	to	3.55
	12/31/2006		1,820,151	11.21	to	14.76	25,885,660	7.23	1.25	to	1.65	8.02	to	8.46

Lord Abbett Mid-Cap Value Fund, Inc.
	12/31/2010		1,553,856	12.32	to	11.94	24,709,573	0.37	1.25	to	1.75	24.00	to	23.39
	12/31/2009		1,851,946	9.93	to	9.68	23,861,798	0.62	1.25	to	1.75	25.10	to	24.48
	12/31/2008		2,045,233	7.94	to	7.77	21,246,777	1.56	1.25	to	1.75	(40.22)	to	(40.52)
	12/31/2007		2,700,324	13.28	to	13.11	45,290,483	0.35	1.25	to	1.65	(0.76)	to	(1.16)
	12/31/2006		3,550,255	13.25	to	19.57	65,886,193	0.56	1.25	to	1.65	10.47	to	10.91

Ready Assets Prime Money Fund
	12/31/2010		1,650,982	10.72	to	10.39	17,419,439	0.01	1.25	to	1.75	(1.23)	to	(1.71)
	12/31/2009		2,395,232	10.85	to	10.57	25,627,866	0.29	1.25	to	1.75	(1.01)	to	(1.50)
	12/31/2008		5,070,694	10.96	to	10.73	54,878,131	2.55	1.25	to	1.75	1.28	to	0.77
	12/31/2007		5,230,743	10.82	to	10.68	55,889,277	4.69	1.25	to	1.65	3.43	to	3.02
	12/31/2006		4,871,016	10.32	to	10.46	50,349,990	4.35	1.25	to	1.65	2.67	to	3.08

MFS® Core Growth Fund
	12/31/2010		162,084	14.15	to	14.15	2,293,862	—	1.30	to	1.30	11.53	to	11.53
	12/31/2009		190,227	12.69	to	12.69	2,413,931	0.01	1.30	to	1.30	22.50	to	22.50
	12/31/2008		406,036	10.36	to	10.36	4,206,187	—	1.30	to	1.30	(37.41)	to	(37.41)
	12/31/2007		2,169,517	16.55	to	16.55	35,898,609	—	1.30	to	1.30	13.38	to	13.38
	12/31/2006		3,058,361	14.59	to	14.59	44,625,479	—	1.30	to	1.30	7.97	to	7.97

122

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® Research International Fund
	12/31/2010	1,751,218	$20.84	to	$20.84	$36,496,865	1.45%	1.30%	to	1.30%	9.54%	to	9.54%
	12/31/2009	452,299	19.03	to	19.03	8,605,635	1.33	1.30	to	1.30	29.46	to	29.46
	12/31/2008	432,380	14.70	to	14.70	6,354,558	2.41	1.30	to	1.30	(43.44)	to	(43.44)
	12/31/2007	413,335	25.97	to	25.97	10,736,204	1.32	1.30	to	1.30	11.41	to	11.41
	12/31/2006	429,241	23.31	to	23.31	9,998,177	1.36	1.30	to	1.30	25.55	to	25.55

MFS® Mid Cap Growth Fund
	12/31/2010	1,139,259	15.63	to	15.63	17,809,236	—	1.30	to	1.30	27.04	to	27.04
	12/31/2009	257,742	12.30	to	12.30	3,171,455	—	1.30	to	1.30	39.81	to	39.81
	12/31/2008	312,647	8.80	to	8.80	2,751,702	—	1.30	to	1.30	(51.77)	to	(51.77)
	12/31/2007	284,288	18.24	to	18.24	5,186,264	—	1.30	to	1.30	8.03	to	8.03
	12/31/2006	289,064	16.88	to	16.88	4,882,719	—	1.30	to	1.30	0.83	to	0.83

Oppenheimer Capital Appreciation Fund
	12/31/2010	63,904	10.89	to	10.55	683,865	—	1.25	to	1.75	7.79	to	7.27
	12/31/2009	87,102	10.10	to	9.84	866,852	—	1.25	to	1.75	41.80	to	41.09
	12/31/2008	81,442	7.12	to	6.97	573,650	—	1.25	to	1.75	(46.60)	to	(46.87)
	12/31/2007	84,926	13.33	to	13.16	1,123,556	—	1.25	to	1.65	12.29	to	11.84
	12/31/2006	59,017	11.76	to	11.86	696,523	—	1.25	to	1.65	5.70	to	6.12

Oppenheimer Global Fund
	12/31/2010	210,037	21.11	to	21.11	4,433,817	0.79	1.30	to	1.30	14.19	to	14.19
	12/31/2009	369,214	18.49	to	18.49	6,825,151	0.57	1.30	to	1.30	37.41	to	37.41
	12/31/2008	292,760	13.45	to	13.45	3,938,563	1.40	1.30	to	1.30	(41.81)	to	(41.81)
	12/31/2007	365,906	23.11	to	23.11	8,457,017	0.92	1.30	to	1.30	4.56	to	4.56
	12/31/2006	571,402	22.10	to	22.10	12,620,153	0.52	1.30	to	1.30	15.83	to	15.83

Oppenheimer Main Street Fund®
	12/31/2010	182,110	11.63	to	11.28	2,558,783	0.55	1.25	to	1.75	14.35	to	13.79
	12/31/2009	216,724	10.17	to	9.91	2,676,705	0.72	1.25	to	1.75	27.17	to	26.54
	12/31/2008	249,063	8.00	to	7.83	2,429,046	1.16	1.25	to	1.75	(39.54)	to	(39.84)
	12/31/2007	257,202	13.23	to	13.06	4,184,386	1.03	1.25	to	1.65	2.85	to	2.43
	12/31/2006	267,278	12.74	to	16.46	4,327,090	0.87	1.25	to	1.65	12.98	to	13.43

Oppenheimer Main Street Small Cap Fund®
	12/31/2010	77,679	13.69	to	13.27	1,046,456	—	1.25	to	1.75	21.63	to	21.03
	12/31/2009	95,843	11.26	to	10.96	1,063,350	0.27	1.25	to	1.75	35.25	to	34.58
	12/31/2008	94,940	8.32	to	8.15	780,209	—	1.25	to	1.75	(39.09)	to	(39.39)
	12/31/2007	107,504	13.66	to	13.48	1,454,343	0.27	1.25	to	1.65	(2.83)	to	(3.22)
	12/31/2006	63,320	13.92	to	14.05	885,155	—	1.25	to	1.65	12.72	to	13.17

123

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Oppenheimer Quest Opportunity Value Fund
	12/31/2010		105,082	$15.64	to	$15.64	$1,643,998	—%	1.30%	to	1.30%	6.49%	to	6.49%
	12/31/2009		205,095	14.69	to	14.69	3,013,131	—	1.30	to	1.30	14.72	to	14.72
	12/31/2008		1,643,280	12.81	to	12.81	21,044,939	—	1.30	to	1.30	(21.34)	to	(21.34)
	12/31/2007		72,478	16.28	to	16.28	1,179,670	9.95	1.30	to	1.30	10.76	to	10.76
	12/31/2006		79,799	14.69	to	14.69	1,171,752	1.22	1.30	to	1.30	9.77	to	9.77

PIMCO CommodityRealReturn Strategy Fund
	12/31/2010		1,498,559	12.45	to	12.07	18,383,848	9.85	1.25	to	1.75	21.98	to	21.38
	12/31/2009		1,690,720	10.21	to	9.94	17,043,380	6.59	1.25	to	1.75	37.77	to	37.09
	12/31/2008		1,935,839	7.41	to	7.25	14,200,195	5.16	1.25	to	1.75	(44.44)	to	(44.72)
	12/31/2007		2,080,852	13.33	to	13.16	27,526,391	6.21	1.25	to	1.65	21.57	to	21.08
	12/31/2006		1,527,274	10.86	to	10.96	16,648,324	3.34	1.25	to	1.65	(5.08)	to	(4.70)

PIMCO Low Duration Fund
	12/31/2010		2,472,088	11.77	to	11.55	28,817,289	1.02	1.25	to	1.75	3.27	to	2.76
	12/31/2009		248,082	11.40	to	11.24	2,808,707	3.01	1.25	to	1.75	11.54	to	10.98
	12/31/2008		94,421	10.22	to	10.13	960,364	3.94	1.25	to	1.75	(2.96)	to	(3.44)
	12/31/2007	(1)	63,650	10.53	to	10.49	668,547	4.61	1.25	to	1.65	4.96	to	4.68

PIMCO Real Return Fund
	12/31/2010		3,368,404	12.77	to	12.37	42,321,139	1.86	1.25	to	1.75	6.01	to	5.49
	12/31/2009		2,874,356	12.04	to	11.73	34,154,364	3.60	1.25	to	1.75	16.98	to	16.40
	12/31/2008		3,564,321	10.29	to	10.08	36,313,077	3.38	1.25	to	1.75	(8.08)	to	(8.54)
	12/31/2007		2,728,125	11.19	to	11.05	30,296,947	3.91	1.25	to	1.65	9.67	to	9.23
	12/31/2006		236,797	10.11	to	10.20	2,404,439	3.30	1.25	to	1.65	(1.83)	to	(1.44)

PIMCO Total Return Fund
	12/31/2010		19,229,127	13.82	to	13.39	271,132,544	2.69	1.25	to	1.75	7.03	to	6.51
	12/31/2009		23,140,746	12.91	to	12.58	305,275,752	5.24	1.25	to	1.75	11.96	to	11.40
	12/31/2008		25,015,613	11.53	to	11.29	298,204,583	4.69	1.25	to	1.75	2.98	to	2.47
	12/31/2007		17,760,049	11.19	to	11.05	206,962,520	4.60	1.25	to	1.65	7.18	to	6.75
	12/31/2006		15,970,778	10.34	to	11.38	176,067,949	4.30	1.25	to	1.65	1.78	to	2.18

Pioneer Emerging Markets Fund
	12/31/2010		489,727	13.32	to	13.00	6,444,706	—	1.25	to	1.75	14.73	to	14.16
	12/31/2009		1,369,801	11.61	to	11.39	15,751,760	0.25	1.25	to	1.75	71.41	to	70.56
	12/31/2008		398,461	6.77	to	6.68	2,679,342	0.86	1.25	to	1.75	(59.56)	to	(59.76)
	12/31/2007		255,854	16.74	to	16.62	4,262,883	—	1.25	to	1.65	40.13	to	39.56
	12/31/2006	(1)	101,000	11.90	to	11.94	1,204,350	0.98	1.25	to	1.65	7.88	to	8.17

124

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Pioneer Fund
	12/31/2010		209,713	$12.41	to	$12.03	$2,563,768	1.00%	1.25%	to	1.75%	14.29%	to	13.73%
	12/31/2009		99,618	10.86	to	10.58	1,067,054	1.29	1.25	to	1.75	22.70	to	22.08
	12/31/2008		116,795	8.85	to	8.66	1,022,033	1.12	1.25	to	1.75	(35.23)	to	(35.56)
	12/31/2007		120,480	13.66	to	13.48	1,631,501	0.81	1.25	to	1.65	3.34	to	2.93
	12/31/2006		3,302,356	13.09	to	13.21	43,375,441	0.98	1.25	to	1.65	14.43	to	14.89

Pioneer High Yield Fund
	12/31/2010		214,645	13.92	to	13.49	2,937,510	5.80	1.25	to	1.75	16.14	to	15.57
	12/31/2009		897,726	11.98	to	11.67	10,613,354	6.16	1.25	to	1.75	60.21	to	59.41
	12/31/2008		144,043	7.48	to	7.32	1,065,160	6.32	1.25	to	1.75	(37.87)	to	(38.18)
	12/31/2007		172,693	12.03	to	11.88	2,060,230	4.58	1.25	to	1.65	5.55	to	5.13
	12/31/2006		130,194	11.29	to	11.39	1,474,668	5.07	1.25	to	1.65	8.76	to	9.19

Pioneer Real Estate Shares Fund
	12/31/2010		123,790	10.32	to	10.17	1,268,261	2.24	1.25	to	1.75	26.67	to	26.05
	12/31/2009		894,028	8.14	to	8.07	7,248,140	3.83	1.25	to	1.75	28.54	to	27.90
	12/31/2008	(1)	757,869	6.34	to	6.31	4,791,874	4.39	1.25	to	1.75	(45.31)	to	(45.50)

Pioneer Growth Opportunities Fund
	12/31/2010		22,185	13.39	to	13.29	295,756	—	1.25	to	1.75	18.12	to	17.54
	12/31/2009	(1)	25,314	11.33	to	11.31	286,570	—	1.25	to	1.75	41.24	to	40.54

The Putnam Fund for Growth and Income
	12/31/2010		33,394	14.26	to	14.26	476,290	1.09	1.30	to	1.30	12.61	to	12.61
	12/31/2009		62,094	12.67	to	12.67	786,429	1.35	1.30	to	1.30	27.73	to	27.73
	12/31/2008		29,015	9.92	to	9.92	287,697	1.92	1.30	to	1.30	(39.66)	to	(39.66)
	12/31/2007		40,373	16.43	to	16.43	663,204	1.49	1.30	to	1.30	(7.41)	to	(7.41)
	12/31/2006		48,339	17.74	to	17.74	852,488	1.08	1.30	to	1.30	14.30	to	14.30

Putnam International Equity Fund
	12/31/2010		195,771	16.99	to	16.99	3,326,808	2.20	1.30	to	1.30	8.68	to	8.68
	12/31/2009		205,987	15.64	to	15.64	3,220,812	2.70	1.30	to	1.30	23.65	to	23.65
	12/31/2008		232,578	12.65	to	12.65	2,941,012	—	1.30	to	1.30	(45.57)	to	(45.57)
	12/31/2007		302,033	23.23	to	23.23	7,015,166	2.47	1.30	to	1.30	6.96	to	6.96
	12/31/2006		336,267	21.71	to	21.71	7,295,101	2.49	1.30	to	1.30	26.55	to	26.55

125

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Putnam Voyager Fund
	12/31/2010		1,268,687	$17.52	to	$17.52	$22,231,953	0.47%	1.30%	to	1.30%	19.06%	to	19.06%
	12/31/2009		354,333	14.72	to	14.72	5,215,162	2.55	1.30	to	1.30	61.86	to	61.86
	12/31/2008		51,097	9.09	to	9.09	464,619	—	1.30	to	1.30	(37.82)	to	(37.82)
	12/31/2007		69,206	14.62	to	14.62	1,011,708	—	1.30	to	1.30	3.90	to	3.90
	12/31/2006		615,831	14.07	to	14.07	8,664,549	—	1.30	to	1.30	3.84	to	3.84

Seligman Capital Fund, Inc.
	12/31/2010		33,435	10.56	to	10.36	348,806	—	1.25	to	1.75	26.35	to	25.73
	12/31/2009		31,399	8.36	to	8.24	260,124	—	1.25	to	1.75	47.95	to	47.22
	12/31/2008		6,282	5.65	to	5.60	35,275	—	1.25	to	1.75	(49.11)	to	(49.37)
	12/31/2007	(1)	1,848	11.09	to	11.06	20,457	—	1.25	to	1.65	4.97	to	4.69

Columbia Select Smaller-Cap Value Fund
	12/31/2010		426,743	22.40	to	22.40	9,558,346	—	1.30	to	1.30	25.22	to	25.22
	12/31/2009		134,686	17.89	to	17.89	2,409,143	—	1.30	to	1.30	34.64	to	34.64
	12/31/2008		153,424	13.28	to	13.28	2,038,238	—	1.30	to	1.30	(41.97)	to	(41.97)
	12/31/2007		183,263	22.89	to	22.89	4,194,124	—	1.30	to	1.30	4.85	to	4.85
	12/31/2006		392,334	21.82	to	21.82	8,562,053	—	1.30	to	1.30	19.78	to	19.78

Templeton Foreign Fund
	12/31/2010		9,756,526	14.38	to	13.93	150,793,039	—	1.25	to	1.75	7.16	to	6.64
	12/31/2009		1,587,413	13.41	to	13.07	26,004,247	2.15	1.25	to	1.75	47.87	to	47.14
	12/31/2008		1,642,891	9.07	to	8.88	18,251,319	3.37	1.25	to	1.75	(46.79)	to	(47.06)
	12/31/2007		1,588,818	17.04	to	16.82	33,803,307	1.61	1.25	to	1.65	15.72	to	15.26
	12/31/2006		1,629,984	14.59	to	20.36	30,626,084	2.28	1.25	to	1.65	17.92	to	18.39

Templeton Growth Fund, Inc.
	12/31/2010		693,180	11.12	to	10.77	9,186,491	1.65	1.25	to	1.75	6.21	to	5.69
	12/31/2009		737,478	10.47	to	10.19	9,237,168	1.52	1.25	to	1.75	29.19	to	28.54
	12/31/2008		808,628	8.10	to	7.93	7,867,291	2.50	1.25	to	1.75	(44.20)	to	(44.48)
	12/31/2007		893,833	14.51	to	14.33	15,922,049	1.39	1.25	to	1.65	0.86	to	0.45
	12/31/2006		836,375	14.25	to	20.70	15,250,296	1.76	1.25	to	1.65	19.76	to	20.24

Transamerica WMC Diversified Growth
	12/31/2010		9,135,042	9.16	to	9.03	83,113,444	—	1.25	to	1.75	15.33	to	14.76
	12/31/2009		—	7.94	to	7.87	—	—	1.25	to	1.75	27.67	to	27.03
	12/31/2008	(1)	—	6.22	to	6.20	—	—	1.25	to	1.75	(42.64)	to	(42.83)

126

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Growth Opportunities
	12/31/2010		2,566,573	$11.98	to	$11.82	$30,547,335	—%	1.25%	to	1.75%	33.12%	to	32.46%
	12/31/2009		1,531	9.00	to	8.92	13,697	—	1.25	to	1.75	33.45	to	32.78
	12/31/2008	(1)	—	6.75	to	6.72	—	—	1.25	to	1.75	(36.70)	to	(36.91)

Transamerica Small/Mid Cap Value
	12/31/2010		970,062	11.39	to	11.23	10,975,254	—	1.25	to	1.75	27.78	to	27.15
	12/31/2009		119,887	8.91	to	8.83	1,063,649	—	1.25	to	1.75	40.80	to	40.10
	12/31/2008	(1)	43,723	6.33	to	6.30	276,211	4.67	1.25	to	1.75	(39.10)	to	(39.31)

Transamerica Flexible Income RTL
	12/31/2010		228,317	1.13	to	1.12	257,203	6.03	1.25	to	1.75	11.08	to	10.53
	12/31/2009	(1)	250,430	1.02	to	1.02	254,676	0.53	1.25	to	1.75	1.72	to	1.66

Invesco Van Kampen Comstock Fund
	12/31/2010		8,008,087	11.52	to	11.17	102,909,514	1.01	1.25	to	1.75	14.18	to	13.62
	12/31/2009		1,166,841	10.09	to	9.83	15,622,773	1.66	1.25	to	1.75	27.84	to	27.21
	12/31/2008		1,091,756	7.89	to	7.73	11,266,605	2.08	1.25	to	1.75	(36.72)	to	(37.04)
	12/31/2007		1,246,694	12.47	to	12.30	20,577,895	2.17	1.25	to	1.65	(3.17)	to	(3.56)
	12/31/2006		2,538,903	12.75	to	19.99	47,304,242	2.37	1.25	to	1.65	14.11	to	14.57

Invesco Van Kampen Equity and Income Fund
	12/31/2010		367,634	17.00	to	17.00	6,249,477	1.99	1.30	to	1.30	10.95	to	10.95
	12/31/2009		514,196	15.32	to	15.32	7,878,050	1.99	1.30	to	1.30	21.92	to	21.92
	12/31/2008		463,490	12.57	to	12.57	5,824,679	2.74	1.30	to	1.30	(25.78)	to	(25.78)
	12/31/2007		5,620,518	16.93	to	16.93	95,141,822	2.36	1.30	to	1.30	1.89	to	1.89
	12/31/2006		632,603	16.61	to	16.61	10,508,508	2.26	1.30	to	1.30	11.05	to	11.05

Invesco Van Kampen Mid Cap Growth Fund
	12/31/2010		304,955	11.98	to	11.98	3,652,653	—	1.30	to	1.30	25.71	to	25.71
	12/31/2009		341,329	9.53	to	9.53	3,252,173	—	1.30	to	1.30	57.25	to	57.25
	12/31/2008	(1)	313,394	6.06	to	6.06	1,898,892	—	1.30	to	1.30	(49.09)	to	(49.09)

127

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The 2010 through 2007 unit value and total return ranges have been computed based on the related lowest and highest level of expense ratios. The disclosed unit value and total returns respectively relate to the lowest and highest expense ratio. The 2006 unit value and total return ranges have been computed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.

128

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

5. Administrative, Mortality, and Expense Risk Charges

TALIC deducts an annual charge, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Separate Account form a part of TALIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

129

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2010

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

130

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)			Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account D. Note 1

	(2)			Not Applicable.

	(3)	(a)		Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. Note 2

		(a)	(1)	Amended and Restated Underwriting Agreement between Transamerica Advisors Life Insurance Company and Transamerica Capital, Inc. Note 29

		(b)		Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. Note 3

		(c)		Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3

		(d)		Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

	(4)	(a)		Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Return of Premium). Note 5

		(b)		Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Contract Value). Note 5

		(c)		Return of Premium NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(d)		Return of Premium Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(e)		Contract Value NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(f)		Contract Value Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(g)		Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5

		(h)		Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(i)		Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(j)		Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(k)		Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(l)		Additional Death Benefit Endorsement and Schedule Pages. Note 5

		(m)		Bonus Endorsement and Schedule Pages. Note 6

		(n)		Spousal Beneficiary Continuation Endorsement. Note 5

		(o)		Individual Retirement Annuity Endorsement. Note 7

		(p)		Roth Individual Retirement Annuity Endorsement. Note 7

		(q)		Tax Sheltered Annuity Endorsement. Note 7

		(r)		Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 8

		(s)		Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. Note 9

		(t)		Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. Note 9

	(u)		Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). Note 9

	(v)		Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). Note 9

(w)

Guaranteed Minimum Death Benefit Rider. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.) Note 10

	(x)		Schedule Pages for Combo MAV 6% Roll-Up Guaranteed Minimum Death Benefit. Note 10

	(y)		Schedule Pages for Return of Premium Guaranteed Minimum Death Benefit. Note 10

	(z)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life). Note 10

	(aa)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life). Note 10

	(bb)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life) with Income Enhancement Benefit). Note 10

	(cc)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life with Income Enhancement Benefit). Note 10

	(dd)		Schedule Pages for GMIB EXTRA Guaranteed Minimum Income Benefit. Note 10

	(ee)		Guaranteed Minimum Withdrawal Benefit riders. Note 2

(5)	(a)		Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 5

(5)	(b)		Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity. Note 8

(6)	(a)		Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. Note 11

	(a)	(1)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Transamerica Advisors Life Insurance Company. Note 28

	(b)		Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. Note 11

	(b)	(1)	Amended and Restated By-Laws of Transamerica Advisors Life Insurance Company. Note 28

	(7)		Reinsurance Agreements.

	(a)		GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 26

	(a)	(i)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 26

	(b)		GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 26

	(b)	(i)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 26

	(c)		DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. Note 26

	(c)	(i)	Amendment No. 3 to the DBER Reinsurance Agreement. Note 26

(8)	(a)		Amended General Agency Agreement. Note 12

	(b)		Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. Note 11

	(c)		Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. Note 11

	(d)		Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. Note 12

	(e)		Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 11

	(f)		Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 13

(g)		Form of Participation Agreement between FAM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(h)		Form of Participation Agreement between AIM Equity Funds, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(i)		Form of Participation Agreement between AIM Funds Group, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(i)	(1)	Amendment to Participation Agreement (AIM). Note 29

(j)		Form of Participation Agreement between Alliance Global Investor Services, Inc., Alliance Fund Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 14

(k)		Form of Participation Agreement between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 14

(l)		Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(m)		Form of Participation Agreement between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 14

(n)		Form of Participation Agreement between Delaware Distributors L.P., Delaware Group Equity Funds, and Merrill Lynch Life Insurance Company. Note 14

(o)		Form of Participation Agreement between Fidelity Distributors Corporation and Merrill. Note 14

(o)	(1)	Amendment to Participation Agreement (Fidelity). Note 29

(p)		Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor LLC, and Merrill Lynch Life Insurance Company. Note 14

(q)		Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 14

(r)		Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management of America L.P., and Merrill Lynch Life Insurance Company. Note 14

(s)		Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(t)		Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance Company. Note 14

(u)		Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. Note 15

(v)		Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 15

(w)		Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 15

(x)		Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service Corporation, and Merrill Lynch Life Insurance Company. Note 15

(y)		Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp., and Merrill Lynch Life Insurance Company. Note 15

(z)		Form of Participation Agreement between Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 15

(aa)		Form of Participation Agreement between AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 15

(bb)		Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and Columbia Funds Series Trust Management Distributors, Inc. Note 16

(cc)		Form of Amendment to Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. Note 16

(dd)

Form of Novation of Participation Agreement among Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.), Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 16

(ee)

Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 16

(ff)	Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. Note 16

(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 17

(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. Note 18

(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 19

(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 20

(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and Merrill Lynch Life Insurance Company. Note 20

(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 18

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and Merrill Lynch Life Insurance Company. Note 18

(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and Merrill Lynch Life Insurance Company. Note 20

(qq)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 20

(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. Note 17

(ss)	Form of Rule 22c-2 Shareholder Information Agreement Between JPMorgan Distribution Services, Inc., JPMorgan Trust I, JPMorgan Trust II et al., and Merrill Lynch Life Insurance Company. Note 21

(tt)	Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 18

(uu)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 22

(vv)	Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. Note 20

(ww)	Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill Lynch Life Insurance Company. Note 18

(xx)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 17

(yy)

Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. Note 18

(zz)		Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia Management Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 21

(aaa)		Form of Amendment to Participation Agreement by and among FAM Distributors, Inc., BlackRock Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 21

(bbb)		Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 21

(ccc)		Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., (the “Fund”), Seligman Advisors, Inc., and Merrill Lynch Life Insurance Company. Note 18

(ddd)		Form of Participation Agreement by and among Janus Distributors LLC, Janus Services LLC, and Merrill Lynch Life Insurance Company. Note 21

(ddd)	(1)	Amendment No. 1 to Participation Agreement (Janus). Note 27

(ddd)	(2)	Amendment to Participation Agreement (Janus). Note 29

(eee)		Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 21

(fff)		Shareholder Service Agreement by and among AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ggg)		Shareholder Service Agreement by and among AllianceBernstein Investments, Inc. and Merrill Lynch Life Insurance Company. Note 25

(hhh)		Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 25

(iii)		Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC (for PIMCO Funds) and Merrill Lynch Life Insurance Company. Note 25

(jjj)		Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 25

(kkk)		Shareholder Service Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 25

(lll)		Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Equity Income Fund). Note 25

(mmm)		Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Ultra Fund). Note 25

(nnn)		Shareholder Services Agreement by and among American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ooo)		Shareholder Services Agreement by and among BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ppp)		Shareholder Services Agreement by and among Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 25

(qqq)		Shareholder Services Agreement by and among Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 25

(rrr)		Shareholder Services Agreement by and among Delaware Distributors, L.P. and Merrill Lynch Life Insurance Company. Note 25

(sss)		Shareholder Services Agreement by and among Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ttt)		Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(uuu)		Mutual Fund Sales Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. Note 25

	(vvv)		Shareholder Services Agreement by and among Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 25

	(www)		Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(xxx)		Administration, Shareholder Services and Distribution Agreement by and among Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(yyy)		Shareholder Services Agreement by and among Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(zzz)		Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. Note 25

	(zzz)	(1)	Amendment No. 3 to Participation Agreement (Pioneer Funds). Note 27

	(aaaa)		Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. Note 3

	(bbbb)		Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 23

	(cccc)		First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 24

	(dddd)		Participation Agreement (TST). Note 27

	(dddd)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 27

	(dddd)	(2)	Amendment No. 2 to Participation Agreement (TST). Note 29

(9)			Opinion and Consent of Counsel. Note 29

(10)	(a)		Consent of Counsel. Note 29

	(b)		Consent of independent registered public accounting firm. Note 29

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Powers of Attorney. Note 29.

Note 1.	Incorporated by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-91098) dated June 25, 2002.

Note 2.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-118362) dated April 25, 2008.

Note 3.	Incorporated by reference to Annual Report on Form 10-K of Merrill Lynch Life Insurance Company (File No. 33-26322) dated March 27, 2008.

Note 4.	Incorporated by reference to Exhibit 10.2 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 5.	Incorporated by reference to Amendment No. 47 Filing to Form N-4 Registration Statement (File No. 333-118362) dated August 19, 2004.

Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-118362) dated January 31, 2005.

Note 7.	Incorporated by reference to Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119364) dated September 29, 2004.

Note 8.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-118362) dated December 2, 2005.

Note 9.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-118362) dated September 27, 2006.

Note 10.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-118362) dated February 22, 2008.

Note 11.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) dated December 10, 1996.

Note 12.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43773) dated April 28, 1994.

Note 13.	Incorporated by reference to Initial Filing to Form N-4 filing Registration Statement (File No. 333-90243) dated November 3, 1999.

Note 14.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-91098) dated September 20, 2002.

Note 15.	Filed with to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119364) dated April 27, 2005.

Note 16.	Filed with Post-Effective Amendment No. 4 to From N-4 Registration Statement (File No. 333-119364) dated April 21, 2006.

Note 17.	Incorporated by reference to Post-Effective 30 to Form N-4 Registration Statement (File No. 33-43773) dated April 17, 2007.

Note 18.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.

Note 19.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-73544) dated April 17, 2007.

Note 20.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-118362) dated April 24, 2007.

Note 21.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119364) dated April 24, 2007.

Note 22.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.

Note 23.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated August 17, 2007.

Note 24.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Report on Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 25.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement on Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2008.

Note 26.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2009.

Note 27.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-119364) dated April 23, 2010.

Note 28.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-91098) dated September 30, 2010.

Note 29.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Thomas A. Swank 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President

Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President

John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Vice President

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Vice President, Corporate Controller, Chief Financial Officer and Treasurer

Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Secretary, General Counsel and Senior Vice President

Item 26.	Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B—Series I Preferred stock.	Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner—AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

As of 1/1/2011	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.2543%) ; Monumental Life Insurance Company (9.7457%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member—AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2011	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners—Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member—Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

As of 1/1/2011	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LIMITED LIABILITY COMPANY	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

As of 1/1/2011	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2011	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

As of 1/1/2011	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware	Sole Member—Garnet Community Investments XXVIII, LLC	Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Managing Member—Garnet Community Investments XXIX, LLC	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member—Garnet Community Investments XXX, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

As of 1/1/2011	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

As of 1/1/2011	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote—AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

As of 1/1/2011	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Investor Member: Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member—Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member—Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

As of 1/1/2011	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

As of 1/1/2011	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda—— will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc.—sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company—sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

As of 1/1/2011	Page 12

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2011	Page 13

Item 27. Number of Contracts

The Number of Contracts in force as of February 28, 2011 was 7,476.

Item 28. Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Transamerica Advisors Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 - Indemnification Of Directors, Officers, Employees And Incorporators

Section 1. Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2. Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3. Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4. Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Swank, Thomas A.	(1)	Director

Michael Brandsma	(2)	Director, President and Chief Financial Officer

Hopewell, David W.	(1)	Director

Barkdoll, Tamara D.	(2)	Assistant Secretary

Burke, Erin K.	(1)	Assistant Secretary

Angle, Amy	(3)	Assistant Vice President

Belanger, Elizabeth	(5)	Assistant Vice President

Cullem-Fiore, Margaret A.	(4)	Assistant Vice President

Fischer, John	(4)	Assistant Vice President

Gallagher, Dennis P	(4)	Assistant Vice President

Mossman, Shelley A.	(1)	Assistant Vice President

Post-Rissin, Christy	(4)	Assistant Vice President

Smith, Brenda L.	(4)	Assistant Vice President

Smith, Darin D.	(1)	Assistant Vice President

Wachendorf, Lisa	(1)	Assistant Vice President

Woods, Arthur D.	(4)	Assistant Vice President

John, Courtney	(2)	Chief Compliance Officer and Vice President

Bostwick, Blake S.	(2)	Chief Marketing Officer and Chief Operations Officer

Paulsen, David R.	(1)	Chief Sales Officer

Camp, Frank A.	(1)	Secretary

Wright, Karen R.	(3)	Treasurer

Heburn, Karen D.	(4)	Vice President

Hodgson, Wesley J.	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S. Syracuse St., Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	440 Mammaroneck Avenue, Harrison, NY 10528

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$8,062,142	0	0	0

(1)	Fiscal Year 2010

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company at 4333 Edgewood Road, NE, Cedar Rapids Iowa 52499-0001;

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Transamerica Advisors Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2011.

MERRILL LYNCH LIFE VARIABLE
ANNUITY SEPARATE ACCOUNT D

TRANSAMERICA ADVISORS LIFE
INSURANCE COMPANY
Depositor

*
Thomas A. Swank
President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director and President	, 2011
Thomas A. Swank

*	Director and Senior Vice President	, 2011
Robert R. Frederick

*	Director and Vice President	, 2011
John T. Mallett

*	Director, Vice President, Corporate Controller, Chief Financial Officer and Treasurer	, 2011
Eric J. Martin

*	Director, Secretary, General Counsel and Senior Vice President	, 2011
Frank A. Camp

/s/Shane Daly	Assistant Vice President and	April 27, 2011
Shane Daly	Assistant Secretary

*	By: Shane Daly - Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

Registration No.

333-119364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

3(a)(1)	Amended Principal Underwriting Agreement

8(ddd)(2)	Amendment to Participation Agreement (Janus)

8(dddd)(2)	Amendment to Participation Agreement (TST)

8(i)(1)	Amendment to Participation Agreement (AIM)

8(o)(1)	Amendment to Participation Agreement (Fidelity)

9	Opinion and Consent of Counsel

10(a)	Consent of Counsel

10(b)	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.